UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22838

The KP Funds

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: December 31, 2017

Date of reporting period: June 30, 2017

Item 1. Reports to Stockholders.

The KP Funds

KP Retirement Path 2015 Fund: KPRAX

KP Retirement Path 2020 Fund: KPRBX

KP Retirement Path 2025 Fund: KPRCX

KP Retirement Path 2030 Fund: KPRDX

KP Retirement Path 2035 Fund: KPREX

KP Retirement Path 2040 Fund: KPRFX

KP Retirement Path 2045 Fund: KPRGX

KP Retirement Path 2050 Fund: KPRHX

KP Retirement Path 2055 Fund: KPRIX

KP Retirement Path 2060 Fund: KPRJX

KP Large Cap Equity Fund: KPLCX

KP Small Cap Equity Fund: KPSCX

KP International Equity Fund: KPIEX

KP Fixed Income Fund: KPFIX

Semi-Annual Report

June 30, 2017

THE KP FUNDS	June 30, 2017 (Unaudited)

The Funds file their complete schedules of investments with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 855-457-3637 (855-4KPFNDS); and (ii) on the Commission’s website at http://www.sec.gov.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Retirement Path 2015 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 73.5%
KP Fixed Income Fund	17,424,655	$176,163
KP International Equity Fund	3,722,225	38,376
KP Large Cap Equity Fund	7,279,294	90,336
KP Small Cap Equity Fund	1,403,178	16,740

Total Affiliated Registered Investment Companies (Cost $300,361) (000)		321,615

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 26.5%
DFA Commodity Strategy Portfolio	703,717	4,025
DFA International Real Estate Securities Portfolio	831,289	4,156
Lazard Global Listed Infrastructure Portfolio	265,277	4,351

Description	Shares	Value (000)
T Rowe Price Institutional Floating Rate Fund	419,676	$4,209
T Rowe Price New Era Fund, Cl I	125,040	4,111
Vanguard Inflation-Protected Securities Fund	1,255,053	13,115
Vanguard REIT Index Fund	475,431	8,677
Vanguard Short-Term Bond Index Fund	3,931,224	41,121
Vanguard Short-Term Inflation-Protected Securities Index Fund	1,297,145	32,040

Total Unaffiliated Registered Investment Companies (Cost $113,957) (000)		115,805

Total Investments — 100.0% (Cost $414,318) (000)		$437,420

Percentages are based on Net Assets of $437,390 (000).

Cl — Class

REIT — Real Estate Investment Trust

As of June 30, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the six-months ended June 30, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the six-months ended June 30, 2017, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the six-months ended June 30, 2017 (000):

	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 6/30/2017	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$159,878	$44,882	$(33,000)	$4,272	$131	$176,163	$—	$—
KP International Equity Fund	27,218	12,135	(6,125)	5,046	102	38,376	—	—
KP Large Cap Equity Fund	79,257	15,198	(13,395)	6,774	2,502	90,336	—	—
KP Small Cap Equity Fund	13,182	4,554	(1,985)	678	311	16,740	—	—

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Retirement Path 2020 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 77.5%
KP Fixed Income Fund	27,967,704	$282,754
KP International Equity Fund	9,695,964	99,965
KP Large Cap Equity Fund	16,462,092	204,295
KP Small Cap Equity Fund	3,799,443	45,327

Total Affiliated Registered Investment Companies (Cost $582,017) (000)		632,341

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 22.5%
DFA Commodity Strategy Portfolio	1,357,161	7,763
DFA International Real Estate Securities Portfolio	1,600,834	8,004
Lazard Global Listed Infrastructure Portfolio	509,966	8,363

Description	Shares	Value (000)
T Rowe Price Institutional Floating Rate Fund	808,331	$8,108
T Rowe Price New Era Fund, Cl I	240,940	7,922
Vanguard Inflation-Protected Securities Fund	2,248,979	23,502
Vanguard REIT Index Fund	852,972	15,567
Vanguard Short-Term Bond Index Fund	5,756,854	60,217
Vanguard Short-Term Inflation-Protected Securities Index Fund	1,783,054	44,041

Total Unaffiliated Registered Investment Companies (Cost $181,166) (000)		183,487

Total Investments — 100.0% (Cost $763,183) (000)		$815,828

Percentages are based on Net Assets of $815,778 (000).

Cl — Class

REIT — Real Estate Investment Trust

As of June 30, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the six-months ended June 30, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the six-months ended June 30, 2017, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the six-months ended June 30, 2017 (000):

	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 6/30/2017	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$243,375	$55,162	$(22,527)	$6,659	$85	$282,754	$—	$—
KP International Equity Fund	78,221	17,843	(9,375)	13,091	185	99,965	—	—
KP Large Cap Equity Fund	150,728	49,407	(15,326)	16,595	2,891	204,295	—	—
KP Small Cap Equity Fund	42,361	2,750	(2,479)	2,312	383	45,327	—	—

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Retirement Path 2025 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 82.3%
KP Fixed Income Fund	26,688,812	$269,824
KP International Equity Fund	15,019,717	154,853
KP Large Cap Equity Fund	22,939,345	284,678
KP Small Cap Equity Fund	6,024,498	71,872

Total Affiliated Registered Investment Companies (Cost $711,218) (000)		781,227

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 17.7%
DFA Commodity Strategy Portfolio	1,599,947	9,152
DFA International Real Estate Securities Portfolio	1,885,338	9,427
Lazard Global Listed Infrastructure Portfolio	599,984	9,840

Description	Shares	Value (000)
T Rowe Price Institutional Floating Rate Fund	952,104	$9,550
T Rowe Price New Era Fund, Cl I	283,862	9,333
Vanguard Inflation-Protected Securities Fund	2,559,037	26,742
Vanguard REIT Index Fund	971,176	17,723
Vanguard Short-Term Bond Index Fund	4,223,433	44,177
Vanguard Short-Term Inflation-Protected Securities Index Fund	1,304,259	32,215

Total Unaffiliated Registered Investment Companies (Cost $166,169) (000)		168,159

Total Investments — 100.0% (Cost $877,387) (000)		$949,386

Percentages are based on Net Assets of $949,330 (000).

Cl — Class

REIT — Real Estate Investment Trust

As of June 30, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the six-months ended June 30, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the six-months ended June 30, 2017, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the six-months ended June 30, 2017 (000):

	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 6/30/2017	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$219,574	$51,804	$(7,812)	$6,224	$34	$269,824	$—	$—
KP International Equity Fund	141,328	10,608	(18,092)	21,075	(66)	154,853	—	—
KP Large Cap Equity Fund	196,194	72,917	(10,615)	24,142	2,040	284,678	—	—
KP Small Cap Equity Fund	71,689	5,420	(9,495)	2,889	1,369	71,872	—	—

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Retirement Path 2030 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 87.1%
KP Fixed Income Fund	20,330,712	$205,543
KP International Equity Fund	18,254,016	188,199
KP Large Cap Equity Fund	24,106,017	299,156
KP Small Cap Equity Fund	7,166,626	85,498

Total Affiliated Registered Investment Companies (Cost $700,891) (000)		778,396

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 12.9%
DFA Commodity Strategy Portfolio	1,391,566	7,960
DFA International Real Estate Securities Portfolio	1,640,757	8,204
Lazard Global Listed Infrastructure Portfolio	522,484	8,569

Description	Shares	Value (000)
T Rowe Price Institutional Floating Rate Fund	828,561	$8,310
T Rowe Price New Era Fund, Cl I	246,994	8,121
Vanguard Inflation-Protected Securities Fund	2,231,103	23,315
Vanguard REIT Index Fund	847,043	15,458
Vanguard Short-Term Bond Index Fund	2,100,877	21,975
Vanguard Short-Term Inflation-Protected Securities Index Fund	543,424	13,423

Total Unaffiliated Registered Investment Companies (Cost $113,899) (000)		115,335

Total Investments — 100.0% (Cost $814,790) (000)		$893,731

Percentages are based on Net Assets of $893,681 (000).

Cl — Cl

REIT — Real Estate Investment Trust

As of June 30, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the six-months ended June 30, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the six-months ended June 30, 2017, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the six-months ended June 30, 2017 (000):

	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 6/30/2017	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$155,165	$50,142	$(4,499)	$4,692	$43	$205,543	$—	$—
KP International Equity Fund	190,200	14,881	(43,157)	27,034	(759)	188,199	—	—
KP Large Cap Equity Fund	210,598	69,320	(8,240)	25,856	1,622	299,156	—	—
KP Small Cap Equity Fund	89,053	7,678	(16,332)	2,751	2,348	85,498	—	—

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Retirement Path 2035 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 91.2%
KP Fixed Income Fund	18,279,635	$184,807
KP International Equity Fund	24,368,402	251,238
KP Large Cap Equity Fund	28,454,509	353,121
KP Small Cap Equity Fund	9,591,617	114,428

Total Affiliated Registered Investment Companies (Cost $806,354) (000)		903,594

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 8.8%
DFA Commodity Strategy Portfolio	1,378,052	7,882
DFA International Real Estate Securities Portfolio	1,624,067	8,120
Lazard Global Listed Infrastructure Portfolio	516,920	8,478

Description	Shares	Value (000)
T Rowe Price Institutional Floating Rate Fund	820,178	$8,226
T Rowe Price New Era Fund, Cl I	244,515	8,040
Vanguard Inflation-Protected Securities Fund	2,187,300	22,857
Vanguard REIT Index Fund	830,481	15,157
Vanguard Short-Term Bond Index Fund	532,624	5,571
Vanguard Short-Term Inflation-Protected Securities Index Fund	111,931	2,765

Total Unaffiliated Registered Investment Companies (Cost $85,791) (000)		87,096

Total Investments — 100.0% (Cost $892,145) (000)		$990,690

Percentages are based on Net Assets of $990,636 (000).

Cl — Class

REIT — Real Estate Investment Trust

As of June 30, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the six-months ended June 30, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the six-months ended June 30, 2017 , there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the six-months ended June 30, 2017 (000):

	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 6/30/2017	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$132,082	$51,785	$(3,268)	$4,188	$20	$184,807	$—	$—
KP International Equity Fund	248,350	20,785	(52,509)	35,644	(1,032)	251,238	—	—
KP Large Cap Equity Fund	263,591	65,040	(8,110)	31,051	1,549	353,121	—	—
KP Small Cap Equity Fund	115,902	11,124	(19,345)	3,973	2,774	114,428	—	—

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Retirement Path 2040 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 93.7%
KP Fixed Income Fund	13,728,721	$138,797
KP International Equity Fund	25,075,264	258,526
KP Large Cap Equity Fund	26,791,363	332,481
KP Small Cap Equity Fund	9,703,039	115,757

Total Affiliated Registered Investment Companies (Cost $751,230) (000)		845,561

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 6.3%
DFA Commodity Strategy Portfolio	993,326	5,682
DFA International Real Estate Securities Portfolio	1,170,447	5,852

Description	Shares	Value (000)
Lazard Global Listed Infrastructure Portfolio	372,475	$6,109
T Rowe Price Institutional Floating Rate Fund	591,103	5,929
T Rowe Price New Era Fund, Cl I	176,222	5,794
Vanguard Inflation-Protected Securities Fund	1,583,147	16,544
Vanguard REIT Index Fund	601,262	10,973

Total Unaffiliated Registered Investment Companies (Cost $55,841) (000)		56,883

Total Investments — 100.0% (Cost $807,071) (000)		$902,444

Percentages are based on Net Assets of $902,396 (000).

Cl — Class

REIT — Real Estate Investment Trust

As of June 30, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the six-months ended June 30, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the six-months ended June 30, 2017, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the six-months ended June 30, 2017 (000):

	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 6/30/2017	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$88,789	$49,747	$(2,870)	$3,106	$25	$138,797	$—	$—
KP International Equity Fund	248,249	23,370	(48,374)	36,143	(862)	258,526	—	—
KP Large Cap Equity Fund	261,814	47,954	(8,267)	29,399	1,581	332,481	—	—
KP Small Cap Equity Fund	113,607	12,817	(17,417)	4,241	2,509	115,757	—	—

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Retirement Path 2045 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 94.9%
KP Fixed Income Fund	8,412,598	$85,051
KP International Equity Fund	18,975,459	195,637
KP Large Cap Equity Fund	19,710,606	244,609
KP Small Cap Equity Fund	7,495,810	89,425

Total Affiliated Registered Investment Companies (Cost $546,080) (000)		614,722

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 5.1%
DFA Commodity Strategy Portfolio	577,695	3,304
DFA International Real Estate Securities Portfolio	680,405	3,402

Description	Shares	Value (000)
Lazard Global Listed Infrastructure Portfolio	216,424	$3,549
T Rowe Price Institutional Floating Rate Fund	343,651	3,447
T Rowe Price New Era Fund, Cl I	102,458	3,369
Vanguard Inflation-Protected Securities Fund	900,607	9,411
Vanguard REIT Index Fund	342,113	6,244

Total Unaffiliated Registered Investment Companies (Cost $32,115) (000)		32,726

Total Investments — 100.0% (Cost $578,195) (000)		$647,448

Percentages are based on Net Assets of $647,414 (000).

Cl — Class

REIT — Real Estate Investment Trust

As of June 30, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the six-months ended June 30, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the six-months ended June 30, 2017, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the six-months ended June 30, 2017 (000):

	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 6/30/2017	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$45,430	$39,564	$(1,814)	$1,858	$13	$85,051	$—	$—
KP International Equity Fund	186,139	21,077	(37,940)	27,158	(797)	195,637	—	—
KP Large Cap Equity Fund	195,581	32,705	(6,333)	21,461	1,195	244,609	—	—
KP Small Cap Equity Fund	80,834	11,488	(7,987)	3,931	1,159	89,425	—	—

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Retirement Path 2050 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 95.2%
KP Fixed Income Fund	3,679,953	$37,204
KP International Equity Fund	10,049,179	103,607
KP Large Cap Equity Fund	10,370,342	128,696
KP Small Cap Equity Fund	3,925,037	46,826

Total Affiliated Registered Investment Companies (Cost $283,498) (000)		316,333

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 4.8%
DFA Commodity Strategy Portfolio	286,377	1,638
DFA International Real Estate Securities Portfolio	336,922	1,685
Lazard Global Listed Infrastructure Portfolio	107,043	1,756

Description	Shares	Value (000)
T Rowe Price Institutional Floating Rate Fund	170,183	$1,707
T Rowe Price New Era Fund, Cl I	50,751	1,669
Vanguard Inflation-Protected Securities Fund	424,638	4,437
Vanguard REIT Index Fund	161,340	2,944

Total Unaffiliated Registered Investment Companies (Cost $15,504) (000)		15,836

Total Investments — 100.0% (Cost $299,002) (000)		$332,169

Percentages are based on Net Assets of $332,151 (000).

Cl — Class

REIT — Real Estate Investment Trust

As of June 30, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the six-months ended June 30, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the six-months ended June 30, 2017, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the six-months ended June 30, 2017 (000):

	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 6/30/2017	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$20,319	$16,908	$(820)	$790	$7	$37,204	$—	$—
KP International Equity Fund	90,509	16,778	(17,064)	13,687	(303)	103,607	—	—
KP Large Cap Equity Fund	95,036	25,446	(3,235)	10,830	619	128,696	—	—
KP Small Cap Equity Fund	38,852	8,678	(3,276)	2,091	481	46,826	—	—

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Retirement Path 2055 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 95.2%
KP Fixed Income Fund	849,819	$8,592
KP International Equity Fund	2,465,902	25,423
KP Large Cap Equity Fund	2,541,501	31,540
KP Small Cap Equity Fund	954,554	11,388

Total Affiliated Registered Investment Companies (Cost $69,642) (000)		76,943

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 4.8%
DFA Commodity Strategy Portfolio	73,091	418
DFA International Real Estate Securities Portfolio	85,689	428
Lazard Global Listed Infrastructure Portfolio	27,146	445

Description	Shares	Value (000)
T Rowe Price Institutional Floating Rate Fund	43,312	$434
T Rowe Price New Era Fund, Cl I	12,925	425
Vanguard Inflation-Protected Securities Fund	98,153	1,026
Vanguard REIT Index Fund	37,335	682

Total Unaffiliated Registered Investment Companies (Cost $3,827) (000)		3,858

Total Investments — 100.0% (Cost $73,469) (000)		$80,801

Percentages are based on Net Assets of $80,797 (000).

Cl — Class

REIT — Real Estate Investment Trust

As of June 30, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the six-months ended June 30, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the six-months ended June 30, 2017, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the six-months ended June 30, 2017 (000):

	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 6/30/2017	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$4,327	$4,354	$(262)	$177	$(4)	$8,592	$—	$—
KP International Equity Fund	19,263	6,953	(3,825)	3,147	(115)	25,423	—	—
KP Large Cap Equity Fund	20,224	9,718	(989)	2,478	109	31,540	—	—
KP Small Cap Equity Fund	8,265	3,362	(830)	514	77	11,388	—	—

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Retirement Path 2060 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 95.2%
KP Fixed Income Fund	158,217	$1,600
KP International Equity Fund	458,631	4,728
KP Large Cap Equity Fund	472,801	5,867
KP Small Cap Equity Fund	177,608	2,119

Total Affiliated Registered Investment Companies (Cost $13,039) (000)		14,314

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 4.8%
DFA Commodity Strategy Portfolio	13,989	80
DFA International Real Estate Securities Portfolio	16,382	82
Lazard Global Listed Infrastructure Portfolio	5,186	85

Description	Shares	Value (000)
T Rowe Price Institutional Floating Rate Fund	8,279	$83
T Rowe Price New Era Fund, Cl I	2,474	81
Vanguard Inflation-Protected Securities Fund	17,673	185
Vanguard REIT Index Fund	6,732	123

Total Unaffiliated Registered Investment Companies (Cost $710) (000)		719

Total Investments — 100.0% (Cost $13,749) (000)		$15,033

Percentages are based on Net Assets of $15,033 (000).

Cl — Class

REIT — Real Estate Investment Trust

As of June 30, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the six-months ended June 30, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the six-months ended June 30, 2017, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the six-months ended June 30, 2017 (000):

	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 6/30/2017	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$718	$977	$(127)	$33	$(1)	$1,600	$—	$—
KP International Equity Fund	3,197	1,936	(934)	480	49	4,728	—	—
KP Large Cap Equity Fund	3,356	2,560	(496)	401	46	5,867	—	—
KP Small Cap Equity Fund	1,371	911	(264)	64	37	2,119	—	—

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Large Cap Equity Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
COMMON STOCK — 96.8%
Consumer Discretionary — 12.9%
Advance Auto Parts	8,437	$984
Amazon.com*	48,340	46,793
AMC Networks, Cl A*	39,152	2,091
AutoNation*	1,713	72
AutoZone*	732	418
Bed Bath & Beyond	33,825	1,028
Best Buy	28,643	1,642
BorgWarner	5,697	241
Brunswick	8,893	558
Burlington Stores*	3,621	333
CalAtlantic Group	4,366	154
CarMax*	5,389	340
Carnival	16,141	1,058
CBS, Cl B	14,647	934
Charter Communications, Cl A*	5,800	1,954
Chipotle Mexican Grill, Cl A*	851	354
Coach	7,489	355
Comcast, Cl A	300,742	11,705
Darden Restaurants	9,520	861
Delphi Automotive	85,323	7,479
Dick’s Sporting Goods	8,188	326
Discovery Communications, Cl A*	3,893	101
Discovery Communications, Cl C*	6,793	171
DISH Network, Cl A*	6,600	414
Dollar General	78,814	5,682
Dollar Tree*	20,811	1,455
Domino’s Pizza	4,452	942

Description	Shares	Value (000)
DR Horton	57,768	$1,997
Expedia	23,476	3,497
Extended Stay America	29,507	571
Ferrari	18,020	1,550
Foot Locker	19,501	961
Ford Motor	182,116	2,038
Fossil Group*	700	7
GameStop, Cl A	26,123	564
Gap	6,962	153
Garmin	3,549	181
General Motors	78,772	2,751
Genuine Parts	3,915	363
Goodyear Tire & Rubber	23,686	828
Graham Holdings, Cl B	341	204
H&R Block	27,978	865
Hanesbrands	76,300	1,767
Harley-Davidson	16,690	902
Hasbro	29,330	3,271
Hilton Worldwide Holdings	60,371	3,734
Home Depot	95,881	14,708
International Game Technology	15,750	288
Interpublic Group of Companies	82,245	2,023
John Wiley & Sons, Cl A	19,038	1,004
Johnson Controls International	202,157	8,766
Kate Spade*	10,823	200
Kohl’s	10,648	412
L Brands	6,425	346
Las Vegas Sands	35,867	2,292
Lear	9,274	1,318
Leggett & Platt	4,046	213
Lennar, Cl A	5,395	288
Liberty Interactive QVC Group, Cl A*	41,726	1,024
Live Nation Entertainment*	33,314	1,161
LKQ*	8,800	290
Lowe’s	56,082	4,348
Macy’s	14,137	329
Marriott International, Cl A	8,334	836
Mattel	9,790	211
McDonald’s	46,034	7,051
MGM Resorts International	82,318	2,576
Michael Kors Holdings*	15,182	550
Michaels*	72,926	1,351
Mohawk Industries*	1,801	435
Netflix*	25,466	3,805
Newell Brands	24,868	1,333
News, Cl A	11,968	164

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)
News	3,100	$44
NIKE, Cl B	35,832	2,114
Nordstrom	2,949	141
NVR*	966	2,329
Omnicom Group	80,243	6,652
O’Reilly Automotive*	11,069	2,421
priceline.com*	11,310	21,156
PulteGroup	19,280	473
PVH	28,599	3,275
Ralph Lauren, Cl A	1,804	133
Restaurant Brands International	6,649	416
Ross Stores	49,768	2,873
Royal Caribbean Cruises	6,722	735
Scripps Networks Interactive, Cl A	5,962	407
Signet Jewelers	1,800	114
Staples	58,757	592
Starbucks	107,830	6,288
Target	37,272	1,949
TEGNA	27,851	401
Tesla Motors*	8,950	3,236
Thor Industries	1,943	203
Tiffany	3,092	290
Time Warner	58,551	5,879
TJX	39,652	2,862
Toll Brothers	14,663	579
Tractor Supply	3,743	203
TripAdvisor*	2,893	110
Tupperware Brands	9,202	646
Twenty-First Century Fox	12,900	359
Twenty-First Century Fox, Cl A	45,825	1,299
Ulta Beauty*	1,600	460
Under Armour, Cl A*	4,700	102
Under Armour, Cl C*	4,720	95
Vail Resorts	673	136
VF	8,514	490
Viacom, Cl B	9,321	313
Visteon*	8,348	852
Walt Disney	73,572	7,817
Whirlpool	5,228	1,002
Wyndham Worldwide	5,650	567
Wynn Resorts	2,291	307
Yum! Brands	28,659	2,114

		254,405

Consumer Staples — 7.7%
Altria Group	99,071	7,378
Archer-Daniels-Midland	115,093	4,763

Description	Shares	Value (000)
Brown-Forman, Cl B	5,364	$261
Bunge	1,879	140
Campbell Soup	29,734	1,551
Church & Dwight	7,200	374
Clorox	3,425	456
Coca-Cola	122,320	5,486
Colgate-Palmolive	23,931	1,774
ConAgra Foods	108,743	3,889
Constellation Brands, Cl A	4,662	903
Costco Wholesale	11,847	1,895
Coty, Cl A	88,741	1,665
CVS Health	160,478	12,912
Danone	21,605	1,624
Diageo	121,837	3,600
Dr Pepper Snapple Group	4,930	449
Estee Lauder, Cl A	5,971	573
Flowers Foods	18,721	324
General Mills	63,545	3,520
Hershey	4,061	436
Hormel Foods	7,670	262
Ingredion	4,683	558
JM Smucker	22,417	2,653
Kellogg	25,215	1,751
Kimberly-Clark	10,351	1,336
Kraft Heinz	16,139	1,382
Kroger	53,292	1,243
McCormick	3,230	315
Molson Coors Brewing, Cl B	8,959	773
Mondelez International, Cl A	41,094	1,775
Monster Beverage*	14,123	702
Nestle	71,328	6,207
Nu Skin Enterprises, Cl A	10,760	676
PepsiCo	113,831	13,146
Philip Morris International	228,470	26,834
Pilgrim’s Pride*	19,659	431
Pinnacle Foods	21,666	1,287
Procter & Gamble	188,629	16,439
Reynolds American	31,963	2,079
Rite Aid*	11,397	34
Sysco	33,289	1,675
Tyson Foods, Cl A	38,009	2,380
Walgreens Boots Alliance	47,345	3,708
Wal-Mart Stores	143,201	10,837
Whole Foods Market	9,049	381

		152,837

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)
Energy — 3.8%
Anadarko Petroleum	67,156	$3,045
Apache	25,171	1,206
Baker Hughes	17,209	938
Cabot Oil & Gas	12,334	309
Chesapeake Energy*	19,181	95
Chevron	85,372	8,907
Cimarex Energy	2,800	263
Concho Resources*	4,000	486
ConocoPhillips	75,192	3,305
Devon Energy	19,407	620
Energen*	16,133	797
EOG Resources	48,729	4,411
EQT	4,963	291
ExxonMobil	235,735	19,031
Halliburton	23,379	999
Helmerich & Payne	3,287	179
Hess	7,996	351
Kinder Morgan	116,285	2,228
Marathon Oil	23,714	281
Marathon Petroleum	37,302	1,952
Murphy Oil	4,146	106
National Oilwell Varco	11,246	370
Newfield Exploration*	5,837	166
Noble Energy	12,026	340
Occidental Petroleum	60,045	3,595
ONEOK	10,360	540
Phillips 66	11,845	980
Pioneer Natural Resources	6,295	1,005
Range Resources	6,085	141
Schlumberger	115,536	7,607
TechnipFMC*	12,412	338
Tesoro	4,032	377
Transocean*	9,991	82
Valero Energy	70,469	4,754
Williams	131,394	3,979
World Fuel Services	14,579	561

		74,635

Financials — 16.1%
Affiliated Managers Group	1,600	265
Aflac	41,472	3,222
Allied World Assurance Holdings	1,183	63
Allstate	70,522	6,237
American Express	96,385	8,119
American Financial Group	3,506	348
American International Group	37,056	2,317

Description	Shares	Value (000)
Ameriprise Financial	32,724	$4,165
Annaly Capital Management‡	64,020	771
Aon	53,988	7,178
Arch Capital Group*	4,044	377
Arthur J Gallagher	5,100	292
Aspen Insurance Holdings	4,961	247
Assurant	3,076	319
Assured Guaranty	59,687	2,491
Axis Capital Holdings	8,044	520
Bank of America	674,538	16,364
Bank of New York Mellon	120,059	6,125
BB&T	29,769	1,352
Berkshire Hathaway, Cl B*	83,023	14,062
BlackRock, Cl A	11,392	4,812
Capital One Financial	45,326	3,745
CBOE Holdings	2,800	256
Charles Schwab	84,998	3,652
Chimera Investment‡	79,811	1,487
Chubb	87,537	12,726
Cincinnati Financial	4,257	308
Citigroup	260,642	17,432
Citizens Financial Group	124,700	4,449
CME Group, Cl A	9,150	1,146
Comerica	11,336	830
Discover Financial Services	44,581	2,773
E*TRADE Financial*	7,801	297
Everest Re Group	17,786	4,528
Federated Investors, Cl B	30,034	848
Fifth Third Bancorp	20,114	522
First American Financial	19,294	862
First Horizon National	37,840	659
First Republic Bank	37,105	3,714
Franklin Resources	49,861	2,233
Goldman Sachs Group	48,909	10,853
Hanover Insurance Group	4,253	377
Hartford Financial Services Group	27,207	1,430
Huntington Bancshares	28,948	391
Intercontinental Exchange	90,310	5,953
Invesco	10,773	379
JPMorgan Chase	374,751	34,252
KeyCorp	29,363	550
Leucadia National	9,447	247
Lincoln National	15,525	1,049
Loews	7,333	343
M&T Bank	4,124	668
Marsh & McLennan	13,901	1,084
MetLife	115,417	6,341

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)
Moody’s	24,764	$3,013
Morgan Stanley	263,484	11,741
Morningstar	588	46
Nasdaq	51,755	3,700
Navient	7,808	130
Northern Trust	5,792	563
People’s United Financial	9,454	167
PNC Financial Services Group	79,841	9,970
Popular	47,728	1,991
Principal Financial Group	7,177	460
Progressive	15,562	686
Prudential Financial	44,062	4,765
Raymond James Financial	3,400	273
Regions Financial	83,812	1,227
Reinsurance Group of America, Cl A	9,012	1,157
S&P Global	22,205	3,242
State Street	63,475	5,696
SunTrust Banks	76,578	4,344
Synchrony Financial	49,798	1,485
Synovus Financial	52,844	2,338
T Rowe Price Group	23,447	1,740
TD Ameritrade Holding	64,660	2,780
Torchmark	3,187	244
Travelers	83,618	10,580
Unum Group	6,555	306
US Bancorp	220,783	11,463
Validus Holdings	15,545	808
Voya Financial	25,590	944
Wells Fargo	402,414	22,298
Western Alliance Bancorp*	23,750	1,169
Willis Towers Watson	3,349	487
WR Berkley	23,371	1,617
XL Group	7,593	333
Zions Bancorporation	5,922	260

		318,053

Health Care — 15.0%
Abbott Laboratories	166,689	8,103
AbbVie	46,153	3,347
Aetna	41,630	6,321
Agilent Technologies	30,869	1,831
Alexion Pharmaceuticals*	45,502	5,536
Align Technology*	2,200	330
Allergan	17,945	4,362
Alnylam Pharmaceuticals*	8,778	700
AmerisourceBergen, Cl A	4,401	416
Amgen	47,118	8,115

Description	Shares	Value (000)
Anthem	37,023	$6,965
Baxter International	103,774	6,282
Becton Dickinson & Company	41,994	8,193
Biogen*	22,916	6,218
Bioverativ*	14,419	868
Boston Scientific*	55,774	1,546
Bristol-Myers Squibb	81,747	4,555
Cardinal Health	8,495	662
Celgene*	54,609	7,092
Centene*	45,398	3,626
Cerner*	7,915	526
Cigna	67,887	11,364
Cooper	1,300	311
CR Bard	7,458	2,358
Danaher	95,821	8,086
DaVita*	4,448	288
Dentsply Sirona	6,149	399
Edwards Lifesciences*	5,682	672
Eli Lilly	81,122	6,676
Envision Healthcare*	3,366	211
Exelixis*	18,989	468
Express Scripts Holding*	94,560	6,037
Gilead Sciences	133,015	9,415
HCA Holdings*	7,700	671
Henry Schein*	2,300	421
Hill-Rom Holdings	12,701	1,011
Hologic*	72,357	3,284
Humana	29,622	7,128
IDEXX Laboratories*	2,500	404
Illumina*	3,900	677
Incyte*	17,400	2,191
Intuitive Surgical*	10,404	9,732
Johnson & Johnson	223,251	29,534
Laboratory Corp of America Holdings*	2,752	424
Mallinckrodt*	2,700	121
McKesson	37,823	6,223
Medtronic	146,365	12,990
Merck	283,242	18,153
Mettler-Toledo International*	700	412
Mylan*	12,267	476
Novartis	10,264	854
Patterson	2,145	101
PerkinElmer	3,396	231
Perrigo	4,032	304
Pfizer	529,475	17,785
Quest Diagnostics	3,654	406

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)
Regeneron Pharmaceuticals*	2,029	$996
Roche Holding	4,127	1,051
Stryker	43,984	6,104
Thermo Fisher Scientific	33,963	5,926
United Therapeutics*	9,005	1,168
UnitedHealth Group	117,093	21,711
Universal Health Services, Cl B	2,500	305
Varian Medical Systems*	2,729	282
Vertex Pharmaceuticals*	59,595	7,680
Waters*	4,309	792
WellCare Health Plans*	19,552	3,511
Zimmer Biomet Holdings	5,398	693
Zoetis, Cl A	13,172	822

		296,453

Industrials — 10.4%
3M	69,918	14,556
Acuity Brands	1,200	244
AECOM*	14,602	472
AGCO	6,575	443
Alaska Air Group	46,754	4,197
Allegion	2,856	232
Allison Transmission Holdings	22,214	833
American Airlines Group	125,350	6,308
AMETEK	6,527	395
Arconic	12,355	280
Boeing	121,133	23,954
BWX Technologies, Cl W	12,406	605
Canadian National Railway	23,881	1,936
Caterpillar	15,988	1,718
CH Robinson Worldwide	4,064	279
Cintas	2,476	312
Crane	24,524	1,947
CSX	24,904	1,359
Cummins	16,471	2,672
Deere	7,967	985
Delta Air Lines	84,491	4,541
Dover	4,397	353
Dun & Bradstreet	11,609	1,256
Eaton	53,928	4,197
Emerson Electric	70,779	4,220
Equifax	14,674	2,017
Expeditors International of Washington	5,158	291
Fastenal	8,576	373
FedEx	12,568	2,731
Flowserve	4,043	188
Fluor	4,185	192

Description	Shares	Value (000)
Fortive	35,417	$2,244
Fortune Brands Home & Security	25,847	1,686
General Dynamics	7,622	1,510
General Electric	341,128	9,214
Honeywell International	79,600	10,610
Huntington Ingalls Industries	8,177	1,522
IHS Markit*	9,200	405
Illinois Tool Works	29,496	4,225
Ingersoll-Rand	88,791	8,115
ITT	3,828	154
Jacobs Engineering Group	15,680	853
JB Hunt Transport Services	2,500	228
JetBlue Airways*	37,803	863
Kansas City Southern	2,792	292
L3 Technologies	13,020	2,175
Lockheed Martin	21,299	5,913
LSC Communications	52,666	1,127
ManpowerGroup	17,672	1,973
Masco	37,812	1,445
MSC Industrial Direct, Cl A	4,635	398
Nielsen Holdings	8,900	344
Norfolk Southern	15,449	1,880
Northrop Grumman	28,580	7,337
Oshkosh	8,531	588
Owens Corning	15,877	1,063
PACCAR	9,417	622
Parker-Hannifin	3,560	569
Pentair	4,747	316
Pitney Bowes	6,219	94
Quanta Services*	4,876	161
Raytheon	17,496	2,825
Regal Beloit	19,961	1,628
Republic Services, Cl A	13,450	857
Robert Half International	3,942	189
Rockwell Automation	8,672	1,405
Rockwell Collins	4,636	487
Roper Technologies	2,773	642
Snap-on	1,729	273
Southwest Airlines	56,775	3,528
Spirit AeroSystems Holdings, Cl A	60,336	3,496
Stanley Black & Decker	18,170	2,557
Stericycle*	2,621	200
Textron	11,557	544
Timken	24,288	1,123
TransDigm Group	1,400	376
TransUnion*	23,714	1,027
Union Pacific	63,366	6,901

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)
United Continental Holdings*	27,482	$2,068
United Parcel Service, Cl B	64,610	7,145
United Rentals*	12,343	1,391
United Technologies	71,258	8,701
Valmont Industries	2,272	340
Verisk Analytics, Cl A*	4,400	371
Waste Connections	51,150	3,295
Waste Management	26,264	1,926
WESCO International*	6,683	383
WW Grainger	1,365	246
Xylem	5,222	289

		206,225

Information Technology — 22.2%
Accenture, Cl A	108,750	13,450
Activision Blizzard	50,756	2,922
Adobe Systems*	40,926	5,789
Advanced Micro Devices*	20,400	255
Akamai Technologies*	29,483	1,469
Alibaba Group Holding ADR*	59,300	8,355
Alliance Data Systems	1,580	406
Alphabet, Cl A*	33,012	30,691
Alphabet, Cl C*	24,027	21,834
Amdocs	18,005	1,161
Amphenol, Cl A	8,152	602
Analog Devices	9,898	770
ANSYS*	2,500	304
Apple	400,488	57,678
Applied Materials	157,458	6,505
ARRIS International*	27,839	780
Arrow Electronics*	12,045	945
ASML Holding, Cl G	9,600	1,251
Autodesk*	5,208	525
Automatic Data Processing	12,068	1,236
Avnet	9,840	383
Booz Allen Hamilton Holding, Cl A	16,062	523
Broadcom, Cl A	28,370	6,612
Brocade Communications Systems	5,336	67
CA	53,248	1,835
Cadence Design Systems*	29,200	978
Cars.com*	2,912	78
CDW	19,671	1,230
Cisco Systems	305,280	9,555
Citrix Systems*	29,841	2,375
Cognizant Technology Solutions, Cl A	40,913	2,717
CommScope Holding*	25,940	986

Description	Shares	Value (000)
Conduent*	19,915	$317
CoreLogic*	25,697	1,115
Corning	62,893	1,890
CSRA	3,757	119
Dell Technologies — VMware, Cl V*	16,588	1,014
DST Systems	5,966	368
DXC Technology	32,648	2,505
eBay*	121,634	4,247
Electronic Arts*	33,532	3,545
Euronet Worldwide*	4,133	361
F5 Networks*	17,540	2,229
Facebook, Cl A*	233,020	35,181
Fidelity National Information Services	86,322	7,372
First Solar*	5,154	205
Fiserv*	33,767	4,131
FLIR Systems	19,698	683
Gartner*	2,700	333
Global Payments	4,350	393
Harris	3,286	358
Hewlett Packard Enterprise	87,664	1,454
HP	106,018	1,853
IAC*	5,857	605
Intel	206,730	6,975
International Business Machines	57,179	8,796
Intuit	39,745	5,278
Jabil Circuit	6,648	194
Juniper Networks	81,414	2,270
KLA-Tencor	39,765	3,639
Lam Research	4,329	612
Manhattan Associates*	3,310	159
Marvell Technology Group	46,900	775
MasterCard, Cl A	27,566	3,348
Maxim Integrated Products	63,170	2,836
Microchip Technology	6,146	474
Micron Technology*	67,639	2,020
Microsoft	644,564	44,430
Motorola Solutions	4,685	406
NCR*	22,163	905
NetApp	7,794	312
Nuance Communications*	71,351	1,242
NVIDIA	25,311	3,659
NXP Semiconductors*	36,526	3,998
Oracle	138,002	6,919
Paychex	8,567	488
PayPal Holdings*	180,431	9,684
Qorvo*	3,800	241

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)
QUALCOMM	79,345	$4,381
Red Hat*	67,028	6,418
salesforce.com*	87,530	7,580
Seagate Technology	8,769	340
ServiceNow*	40,241	4,266
Skyworks Solutions	13,090	1,256
Snap, Cl A*	43,778	778
Symantec	16,237	459
Synopsys*	27,450	2,002
TE Connectivity	9,515	749
Tencent Holdings ADR	102,500	3,686
Teradata*	22,517	664
Teradyne	14,900	447
Texas Instruments	153,440	11,804
Total System Services	14,817	863
VeriSign*	2,357	219
Visa, Cl A	207,936	19,500
VMware, Cl A*	11,808	1,032
Western Digital	10,506	931
Western Union	21,640	412
Workday, Cl A*	2,400	233
Xerox	56,341	1,619
Xilinx	50,504	3,248
Zynga, Cl A*	127,492	464

		437,556

Materials — 2.4%
AdvanSix*	31,674	990
Air Products & Chemicals	18,749	2,682
Albemarle	3,200	338
Avery Dennison	4,940	437
Ball	9,304	393
Cabot	35,175	1,879
Celanese, Cl A	34,162	3,243
CF Industries Holdings	6,850	192
Chemours	14,632	555
Crown Holdings*	28,869	1,722
Dow Chemical	34,372	2,168
Eastman Chemical	17,934	1,506
Ecolab	7,009	930
EI du Pont de Nemours	51,217	4,134
FMC	3,932	287
Freeport-McMoRan*	35,448	426
Graphic Packaging Holding	80,328	1,107
Huntsman	2,706	70
International Flavors & Fragrances	2,242	303
International Paper	11,076	627

Description	Shares	Value (000)
LyondellBasell Industries, Cl A	39,312	$3,318
Martin Marietta Materials	1,800	401
Monsanto	28,797	3,408
Mosaic	9,981	228
Newmont Mining	21,525	697
Nucor	9,155	530
PPG Industries	68,517	7,534
Praxair	7,714	1,022
Reliance Steel & Aluminum	3,046	222
Sealed Air	5,542	248
Sherwin-Williams	10,182	3,573
Steel Dynamics	5,179	185
Vulcan Materials	3,527	447
WestRock	44,354	2,513

		48,315

Real Estate — 2.0%
Alexandria Real Estate Equities‡	2,700	325
American Campus Communities‡	9,124	432
American Tower, Cl A‡	11,488	1,520
Apartment Investment & Management, Cl A‡	4,754	204
AvalonBay Communities‡	3,712	713
Boston Properties‡	9,435	1,161
Brixmor Property Group‡	68,690	1,228
Camden Property Trust‡	15,875	1,357
CBRE Group, Cl A*	21,445	781
Columbia Property Trust‡	9,578	214
Crown Castle International‡	30,382	3,044
DDR‡	14,428	131
Digital Realty Trust‡	4,600	520
Duke Realty‡	35,979	1,006
Equinix‡	2,094	899
Equity Commonwealth‡*	24,244	766
Equity LifeStyle Properties‡	27,288	2,356
Equity Residential‡	9,884	651
Essex Property Trust‡	8,299	2,135
Extra Space Storage‡	3,600	281
Federal Realty Investment Trust‡	2,000	253
Gaming and Leisure Properties‡	19,866	748
GGP‡	15,443	364
HCP‡	24,616	787
Host Hotels & Resorts‡	19,618	358
Iron Mountain‡	6,986	240
Kilroy Realty‡	13,649	1,026
Kimco Realty‡	12,145	223
Macerich‡	3,645	212

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)
Mid-America Apartment Communities‡	3,200	$337
National Retail Properties‡	7,829	306
Outfront Media‡	4,127	95
Prologis‡	69,651	4,084
Public Storage‡	11,701	2,440
Realty Income‡	7,300	403
Regency Centers‡	4,100	257
Retail Properties of America, Cl A‡	26,168	319
SBA Communications, Cl A‡*	11,607	1,566
Senior Housing Properties Trust‡	15,761	322
Simon Property Group‡	8,404	1,359
SL Green Realty‡	2,900	307
UDR‡	7,600	296
Ventas‡	14,337	996
Vornado Realty Trust‡	4,603	432
Welltower‡	9,803	734
Weyerhaeuser‡	20,182	676

		38,864

Telecommunication Services — 1.4%
AT&T	326,633	12,324
CenturyLink	14,630	349
Level 3 Communications*	11,666	692
T-Mobile US*	58,900	3,571
Verizon Communications	220,873	9,864

		26,800

Utilities — 2.9%
AES	19,337	215
Alliant Energy	6,500	261
Ameren	67,065	3,666
American Electric Power	121,628	8,449
American Water Works	4,700	366
Avangrid	19,257	850
CenterPoint Energy	41,835	1,145
CMS Energy	7,464	345
Consolidated Edison	29,507	2,385
Dominion Resources	17,015	1,304
DTE Energy	28,500	3,015
Duke Energy	72,182	6,034
Edison International	59,381	4,643
Entergy	4,754	365
Eversource Energy	21,980	1,334
Exelon	83,496	3,012
FirstEnergy	13,857	404
Great Plains Energy	29,818	873
Hawaiian Electric Industries	66,028	2,138

Description	Shares	Value (000)
NextEra Energy	17,491	$2,451
NiSource	9,446	240
NRG Energy	9,864	170
PG&E	36,738	2,438
Pinnacle West Capital	23,812	2,028
PPL	18,399	711
Public Service Enterprise Group	50,420	2,169
SCANA	17,786	1,192
Sempra Energy	6,796	766
Southern	26,837	1,285
Vectren	5,737	335
Vistra Energy	66,868	1,123
WEC Energy Group	8,420	517
Xcel Energy	39,767	1,825

		58,054

Total Common Stock (Cost $1,633,893) (000)		1,912,197

PREFERRED STOCK — 0.3%
Air BNB, Ser D* (A) (B)	11,406	1,198
Air BNB, Ser E* (A) (B)	6,939	729
Dropbox, Cl A* (A) (B)	29,866	243
Dropbox, Cl C* (A)(B)	1,097	9
Flipkart Online Services* (A) (B)	5,739	620
Magic Leap, Ser C* (A) (B)	13,521	311
Snapchat, Cl A* (A) (B)	12,575	212
Snapchat, Cl B* (A) (B)	12,575	212
Uber Technologies, Class E* (A) (B)	21,072	900
Uber Technologies, Class G*(A) (B)	7,921	339

Total Preferred Stock (Cost $4,163) (000)		4,773

SHORT-TERM INVESTMENT — 5.0%
State Street Institutional Treasury Money Market Fund, Cl Institutional,0.830% (C)	98,231,172	98,231

Total Short-Term Investment (Cost $98,231) (000)		98,231

Total Investments — 102.1% (Cost $1,736,287) (000)		$2,015,201

Percentages are based on net assets of $1,974,718 (000).

A list of the open futures contracts held by the Fund at June 30, 2017, is as follows (000):

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation
S&P 500 Index E-MINI	336	Sep-2017	$(63)

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Large Cap Equity Fund

For the six-months ended June 30, 2017, the monthly average value of futures contracts held was $24,028 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of June 30, 2017, was $4,773 (000) and represented 0.24% of net assets.
(B)	Rate not available.
(C)	The rate reported is the 7-day effective yield as of June 30, 2017.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

Ser — Series

The following is a list of the level of inputs used as of June 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$1,912,197	$—	$—	$1,912,197
Preferred Stock	—	—	4,773	4,773
Short-Term Investment	98,231	—	—	98,231

Total Investments in Securities	$2,010,428	$—	$4,773	$2,015,201

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Depreciation	$(63)	$—	$—	$(63)

Total Other Financial Instruments	$(63)	$—	$—	$(63)

**	Futures contracts are valued at the unrealized depreciation on the instrument.
^	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the six-months ended June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-months ended June 30, 2017 there were no transfers in and out of Level 3. All transfers, if any, are recognized by the Fund at the end of the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Small Cap Equity Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
COMMON STOCK — 95.4%
Consumer Discretionary — 14.8%
1-800-Flowers.com, Cl A*	178,182	$1,737
Aaron’s	6,262	244
Abercrombie & Fitch, Cl A	6,244	78
Acushnet Holdings	90,607	1,798
Adtalem Global Education	51,640	1,960
AH Belo, Cl A	125,010	688
AMC Entertainment Holdings, Cl A	5,623	128
American Axle & Manufacturing Holdings*	8,700	136
American Eagle Outfitters	16,038	193
American Outdoor Brands*	5,587	124
American Public Education*	1,265	30
America’s Car-Mart*	700	27
Asbury Automotive Group*	1,952	110
Ascena Retail Group*	15,630	34
Ascent Capital Group, Cl A*	833	13
At Home Group*	680	16
AV Homes*	1,000	20
Barnes & Noble	6,689	51
Barnes & Noble Education*	4,226	45
Bassett Furniture Industries	900	34
Beazer Homes USA*	2,571	35
Belmond, Cl A*	8,628	115
Big 5 Sporting Goods	2,400	31
Big Lots	4,596	222
Biglari Holdings*	84	34

Description	Shares	Value (000)
BJ’s Restaurants*	2,136	$80
Black Diamond*	2,700	18
Bloomin’ Brands	56,357	1,196
Bob Evans Farms	2,121	152
Bojangles’*	109,872	1,785
Boot Barn Holdings*	1,000	7
Boyd Gaming	69,430	1,723
Bravo Brio Restaurant Group*	73,325	337
Bridgepoint Education*	2,025	30
Brinker International	5,100	194
Buckle	2,905	52
Buffalo Wild Wings*	1,655	210
Build-A-Bear Workshop, Cl A*	1,000	10
Burlington Stores*	14,404	1,325
Caesars Acquisition, Cl A*	5,185	99
Caesars Entertainment*	6,007	72
Caleres	85,048	2,363
Callaway Golf	9,657	123
Cambium Learning Group*	1,200	6
Camping World Holdings, Cl A	1,000	31
Capella Education	1,224	105
Career Education*	7,057	68
Carriage Services, Cl A	1,300	35
Carrols Restaurant Group*	3,891	48
Carter’s	54,892	4,883
Carvana, Cl A*	1,700	35
Cato, Cl A	2,713	48
Cavco Industries*	876	114
Central European Media Enterprises, Cl A*	6,400	26
Century Casinos*	1,741	13
Century Communities*	1,851	46
Cheesecake Factory	4,527	228
Chegg*	100,171	1,231
Cherokee*	245,837	1,709
Chico’s FAS	13,737	129
Children’s Place	1,773	181
Churchill Downs	1,402	257
Chuy’s Holdings*	101,507	2,375
Citi Trends	1,300	28
Clear Channel Outdoor Holdings, Cl A	4,600	22
ClubCorp Holdings	175,628	2,301
Coach	51,632	2,444
Collectors Universe	611	15
Columbia Sportswear	31,052	1,803
Conn’s*	1,657	32

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
Container Store Group*	1,500	$9
Cooper Tire & Rubber	5,315	192
Cooper-Standard Holdings*	1,809	182
Core-Mark Holding	4,707	156
Cracker Barrel Old Country Store	1,903	318
Crocs*	8,422	65
CSS Industries	800	21
Culp	879	29
Daily Journal*	150	31
Dana	14,785	330
Darden Restaurants	19,174	1,734
Dave & Buster’s Entertainment*	48,278	3,211
Deckers Outdoor*	3,270	223
Del Frisco’s Restaurant Group*	127,014	2,045
Del Taco Restaurants*	3,589	49
Delta Apparel*	700	16
Denny’s*	6,791	80
Dillard’s, Cl A	1,600	92
DineEquity	1,709	75
Dixie Group*	194,017	873
Dorman Products*	2,810	233
DR Horton	36,800	1,272
Drive Shack	7,600	24
DSW, Cl A	39,420	698
Duluth Holdings, Cl B*	800	15
El Pollo Loco Holdings*	1,656	23
Eldorado Resorts*	4,800	96
Emerald Expositions Events	1,800	39
Empire Resorts*	272	7
Entercom Communications, Cl A	2,107	22
Entravision Communications, Cl A	5,437	36
Eros International, Cl A*	2,416	28
Escalade	800	10
Ethan Allen Interiors	2,262	73
Etsy*	12,012	180
EW Scripps, Cl A*	6,363	113
Expedia	14,200	2,115
Express*	257,186	1,736
Extended Stay America	116,900	2,263
Fiesta Restaurant Group*	2,455	51
Finish Line, Cl A	3,850	55
Five Below*	5,546	274
Flexsteel Industries	830	45
Fogo De Chao*	406	6
Fossil Group*	3,726	39
Fox Factory Holding*	3,643	130
Francesca’s Holdings*	3,662	40

Description	Shares	Value (000)
Fred’s, Cl A	3,599	$33
FTD*	1,424	28
Gaia, Cl A*	700	8
Gannett	12,601	110
Genesco*	2,014	68
Gentherm*	7,102	276
G-III Apparel Group*	99,416	2,480
Global Eagle Entertainment*	4,300	15
GNC Holdings, Cl A	6,946	59
Golden Entertainment*	841	17
Goodyear Tire & Rubber	91,120	3,186
GoPro, Cl A*	11,352	92
Grand Canyon Education*	27,782	2,178
Gray Television*	6,937	95
Green Brick Partners*	1,896	22
Group 1 Automotive	2,209	140
Groupon, Cl A*	35,600	137
Guess?	5,617	72
Habit Restaurants, Cl A*	115,545	1,826
Haverty Furniture	2,112	53
Helen of Troy*	2,832	266
Hemisphere Media Group, Cl A*	1,900	23
Hibbett Sports*	2,099	44
Hooker Furniture	1,160	48
Horizon Global*	2,890	41
Houghton Mifflin Harcourt*	10,738	132
Hovnanian Enterprises, Cl A*	9,898	28
HSN	56,621	1,806
Iconix Brand Group*	3,823	26
ILG	10,869	299
IMAX*	6,023	133
Installed Building Products*	2,241	119
International Speedway, Cl A	2,852	107
Intrawest Resorts Holdings*	1,315	31
iRobot*	13,513	1,137
J Alexander’s Holdings*	1,174	14
J. Jill*	1,500	18
Jack in the Box	3,230	318
JC Penney*	32,200	150
John Wiley & Sons, Cl A	14,811	781
Johnson Outdoors, Cl A	400	19
K12*	3,245	58
KB Home	8,687	208
Kirkland’s*	187,976	1,932
Kona Grill*	205,574	761
La Quinta Holdings*	8,648	128
Lands’ End*	1,400	21

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
Laureate Education, Cl A*	3,200	$56
La-Z-Boy, Cl Z	5,135	167
LCI Industries	2,481	254
LGI Homes*	1,830	74
Libbey	1,793	14
Liberty Media -Liberty Braves, Cl A*	748	18
Liberty Media -Liberty Braves, Cl C*	3,597	86
Liberty Tax	400	5
Liberty TripAdvisor Holdings, Cl A*	7,457	87
Lifetime Brands	900	16
Lindblad Expeditions Holdings*	128,230	1,346
Lions Gate Entertainment, Cl A	42,407	1,197
Lithia Motors, Cl A	2,298	217
Loral Space & Communications*	1,313	55
Lumber Liquidators Holdings*	2,804	70
M/I Homes*	2,497	71
Malibu Boats, Cl A*	1,600	41
Marcus	1,960	59
Marine Products	1,132	18
MarineMax*	2,634	51
Marriott Vacations Worldwide	2,197	259
MCBC Holdings*	2,100	41
MDC Holdings	108,913	3,848
MDC Partners, Cl A	101,538	1,005
Meredith	4,099	244
Meritage Homes*	3,850	162
Modine Manufacturing*	189,005	3,128
Mohawk Industries*	7,477	1,807
Monarch Casino & Resort*	867	26
Monro Muffler Brake	22,513	940
Motorcar Parts of America*	1,959	55
Movado Group	1,351	34
MSG Networks*	5,722	128
NACCO Industries, Cl A	317	22
Nathan’s Famous*	248	16
National CineMedia	5,526	41
Nautilus*	3,267	63
New Home*	1,000	11
New Media Investment Group	5,472	74
New York Times, Cl A	12,384	219
Nexstar Media Group, Cl A	24,923	1,490
Noodles, Cl A*	800	3
Norwegian Cruise Line Holdings*	73,900	4,012
Nutrisystem	22,379	1,165
Office Depot	52,381	295
Ollie’s Bargain Outlet Holdings*	21,098	899

Description	Shares	Value (000)
Overstock.com*	1,900	$31
Oxford Industries	3,789	237
Papa John’s International	2,817	202
Party City Holdco*	3,000	47
Penn National Gaming*	8,735	187
Perry Ellis International*	1,000	19
PetMed Express	2,248	91
PICO Holdings*	1,900	33
Pier 1 Imports	394,655	2,048
Pinnacle Entertainment*	4,984	98
Planet Fitness, Cl A	8,700	203
Potbelly*	2,100	24
RCI Hospitality Holdings	1,100	26
Reading International, Cl A*	1,400	23
Red Lion Hotels*	1,500	11
Red Robin Gourmet Burgers*	18,536	1,209
Red Rock Resorts, Cl A	7,072	167
Regis*	3,034	31
Rent-A-Center, Cl A	5,243	61
RH*	3,695	238
Royal Caribbean Cruises	25,500	2,785
Ruby Tuesday*	5,200	10
Ruth’s Hospitality Group	3,401	74
Saga Communications, Cl A	300	14
Salem Media Group, Cl A	1,400	10
Scholastic	2,763	120
Scientific Games, Cl A*	56,404	1,472
Sears Holdings*	919	8
SeaWorld Entertainment	189,991	3,091
Select Comfort*	4,183	148
Sequential Brands Group*	3,205	13
Shake Shack, Cl A*	2,292	80
Shiloh Industries*	1,200	14
Shoe Carnival	1,168	24
Shutterfly*	3,508	167
Sinclair Broadcast Group, Cl A	7,401	243
Skechers U.S.A., Cl A*	137,570	4,058
Sonic	4,295	114
Sonic Automotive, Cl A	2,960	58
Sotheby’s*	30,930	1,660
Speedway Motorsports	900	16
Sportsman’s Warehouse Holdings*	2,108	11
Standard Motor Products	2,254	118
Steven Madden*	5,919	236
Stoneridge*	2,732	42
Strayer Education	1,163	108

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
Sturm Ruger	1,715	$107
Superior Industries International	2,399	49
Superior Uniform Group	700	16
Tailored Brands	4,392	49
Taylor Morrison Home, Cl A*	6,373	153
Tenneco	5,380	311
Texas Roadhouse, Cl A	6,867	350
Tile Shop Holdings	3,398	70
Tilly’s, Cl A	900	9
Time	10,691	153
TopBuild*	29,812	1,582
Tower International	2,178	49
Townsquare Media, Cl A*	900	9
TRI Pointe Group*	16,217	214
tronc*	2,178	28
UCP, Cl A*	600	7
Ulta Beauty*	6,820	1,960
Unifi*	1,879	58
Universal Electronics*	1,504	101
Vail Resorts	12,181	2,471
Vera Bradley*	1,656	16
Vista Outdoor*	84,710	1,907
Visteon*	9,355	955
Vitamin Shoppe*	2,754	32
VOXX International, Cl A*	2,600	21
Weight Watchers International*	3,000	100
Wendy’s	92,460	1,434
West Marine	1,300	17
Weyco Group	500	14
William Lyon Homes, Cl A*	2,432	59
Wingstop, Cl A	3,090	95
Winmark	200	26
Winnebago Industries	113,993	3,990
Wolverine World Wide	17,161	481
World Wrestling Entertainment, Cl A	62,981	1,283
Wynn Resorts	16,700	2,240
Yum China Holdings*	47,600	1,877
ZAGG*	299,579	2,591
Zoe’s Kitchen*	1,560	19
Zumiez*	1,473	18

		143,279

Consumer Staples — 1.9%
Alico	200	6
Amplify Snack Brands*	2,600	25
Andersons	38,226	1,305
B&G Foods	58,955	2,099

Description	Shares	Value (000)
Boston Beer, Cl A*	921	$122
Calavo Growers	2,402	166
Cal-Maine Foods	2,996	119
Castle Brands*	10,900	19
Central Garden & Pet*	827	26
Central Garden & Pet, Cl A*	3,731	112
Chefs’ Warehouse*	55,533	722
Coca-Cola Bottling Consolidated	532	122
Craft Brew Alliance*	1,100	18
Darling Ingredients*	16,865	265
Dean Foods	9,315	158
elf Beauty*	2,200	60
Farmer Brothers*	661	20
Flowers Foods	116,235	2,012
Fresh Del Monte Produce	3,255	166
Freshpet*	2,700	45
Herbalife*	13,522	964
Hostess Brands, Cl A*	73,825	1,189
HRG Group*	11,703	207
Ingles Markets, Cl A	1,340	45
Inter Parfums	36,377	1,333
J&J Snack Foods	1,488	196
John B Sanfilippo & Son	853	54
Lancaster Colony	1,901	233
Landec*	2,400	36
Lifeway Foods*	300	3
Limoneira	900	21
Medifast	1,187	49
MGP Ingredients	1,296	66
National Beverage	1,113	104
Natural Grocers by Vitamin Cottage*	700	6
Natural Health Trends	600	17
Nature’s Sunshine Products	800	11
Nu Skin Enterprises, Cl A	17,854	1,122
Nutraceutical International	700	29
Oil-Dri Corp of America	407	17
Omega Protein	1,786	32
Orchids Paper Products	738	9
Performance Food Group*	7,322	201
PriceSmart	2,234	196
Primo Water*	2,824	36
Revlon, Cl A*	1,000	24
Sanderson Farms	2,068	239
Seaboard	846	3,380
Seneca Foods, Cl A*	535	17
Smart & Final Stores*	2,000	18

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
Snyder’s-Lance	8,799	$305
SpartanNash	3,732	97
SUPERVALU*	27,517	90
Tootsie Roll Industries	1,692	59
Turning Point Brands*	400	6
United Natural Foods*	5,280	194
Universal	2,400	155
USANA Health Sciences*	1,199	77
Vector Group	9,650	206
Village Super Market, Cl A	597	15
WD-40	1,493	165
Weis Markets	1,010	49

		18,859

Energy — 3.2%
Abraxas Petroleum*	12,800	21
Adams Resources & Energy	200	8
Alon USA Energy	2,800	37
Approach Resources*	5,500	19
Arch Coal	1,700	116
Archrock	6,283	72
Ardmore Shipping	324,985	2,649
Atwood Oceanics*	8,177	67
Basic Energy Services*	1,900	47
Bill Barrett*	218,527	671
Bonanza Creek Energy*	2,100	67
Bristow Group	3,436	26
C&J Energy Services*	3,700	127
California Resources*	4,689	40
Callon Petroleum*	20,788	221
Capital Product Partners	121,712	414
CARBO Ceramics*	2,259	15
Carrizo Oil & Gas*	5,927	103
Clean Energy Fuels*	11,535	29
Cloud Peak Energy*	8,700	31
Contango Oil & Gas*	1,841	12
CVR Energy	1,292	28
Delek US Holdings	98,828	2,613
Denbury Resources*	42,924	66
DHT Holdings	7,496	31
Diamond Offshore Drilling*	6,900	75
Dorian LPG*	1,800	15
Dril-Quip*	3,900	190
Earthstone Energy*	1,400	14
Eclipse Resources*	531,527	1,520
Emerge Energy Services*	94,823	854
Energy XXI Gulf Coast*	3,200	59

Description	Shares	Value (000)
Ensco, Cl A	31,500	$163
EP Energy, Cl A*	3,161	12
Era Group*	1,600	15
Evolution Petroleum	2,100	17
Exterran*	3,387	90
Fairmount Santrol Holdings*	256,076	999
Forum Energy Technologies*	7,161	112
Frank’s International	5,500	46
Frontline	6,849	39
GasLog	3,922	60
Gastar Exploration*	606,257	561
Gener8 Maritime*	5,506	31
Geospace Technologies*	1,114	15
Golar LNG	9,912	221
Green Plains	4,056	83
Gulf Island Fabrication	1,800	21
Halcon Resources*	7,100	32
Hallador Energy	2,200	17
Helix Energy Solutions Group*	15,119	85
Hi-Crush Partners*	27,217	295
Independence Contract Drilling*	2,448	10
International Seaways*	3,166	69
Isramco*	39	4
Jagged Peak Energy*	2,900	39
Jones Energy, Cl A*	663,741	1,062
Keane Group*	52,086	833
Key Energy Services*	1,300	25
Lilis Energy*	5,100	25
Mammoth Energy Services*	900	17
Matador Resources*	8,790	188
Matrix Service*	2,171	20
McDermott International*	29,239	210
Midstates Petroleum*	1,400	18
Nabors Industries	194,217	1,581
Natural Gas Services Group*	1,100	27
Navios Maritime Acquisition	6,900	10
NCS Multistage Holdings*	1,300	33
Newpark Resources*	7,977	59
Noble	131,800	477
Nordic American Tankers	8,900	56
Oasis Petroleum*	24,325	196
Oceaneering International	169,824	3,879
Oil States International*	4,905	133
Overseas Shipholding Group, Cl A*	3,800	10
Pacific Ethanol*	4,800	30
Panhandle Oil and Gas, Cl A	1,252	29

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
Par Pacific Holdings*	3,132	$56
Parker Drilling*	9,869	13
PBF Energy, Cl A	62,319	1,387
PDC Energy*	6,769	292
Peabody Energy* (A)	3,400	83
Penn Virginia*	1,500	55
PHI*	1,000	10
Pioneer Energy Services*	6,774	14
ProPetro Holding*	2,900	40
Renewable Energy Group*	3,400	44
Resolute Energy*	32,744	975
REX American Resources*	575	55
RigNet*	1,100	18
Ring Energy*	121,406	1,578
Rowan, Cl A*	12,100	124
RPC	41,075	830
Sanchez Energy*	7,736	56
SandRidge Energy*	3,800	65
Scorpio Tankers	15,640	62
SEACOR Holdings*	1,550	53
SEACOR Marine Holdings*	1,558	32
SemGroup, Cl A	6,850	185
Ship Finance International	5,395	73
SilverBow Resources*	800	21
Smart Sand*	1,200	11
Solaris Oilfield Infrastructure, Cl A*	1,400	16
SRC Energy*	19,490	131
Stone Energy*	2,100	39
Superior Energy Services*	15,800	165
Teekay	4,003	27
Teekay Tankers, Cl A	9,514	18
Tellurian*	6,000	60
Tesco*	3,775	17
TETRA Technologies*	426,880	1,191
Ultra Petroleum*	16,700	181
Unit*	5,433	102
Uranium Energy*	16,700	27
US Silica Holdings	8,416	299
W&T Offshore*	11,400	22
Westmoreland Coal*	1,724	8
WildHorse Resource Development*	1,800	22
Willbros Group*	4,500	11

		30,679

Financials — 17.0%
1st Source	1,742	84
Access National	24,365	646

Description	Shares	Value (000)
ACNB	487	$15
Allegiance Bancshares*	1,297	50
Ambac Financial Group*	4,079	71
American Equity Investment Life Holding	63,095	1,658
American Financial Group	34,955	3,474
American National Bankshares	670	25
Ameris Bancorp	3,541	171
AMERISAFE	1,886	107
Ames National	700	21
AmTrust Financial Services	8,900	135
Anworth Mortgage Asset‡	10,221	61
Apollo Commercial Real Estate Finance‡	9,463	176
Ares Commercial Real Estate‡	2,400	31
Argo Group International Holdings	2,860	173
Arlington Asset Investment, Cl A	1,842	25
ARMOUR Residential‡	3,870	97
Arrow Financial	955	30
Artisan Partners Asset Management, Cl A	4,600	141
ASB Bancorp, Cl B*	400	18
Associated Capital Group	367	13
Assurant	29,950	3,106
Astoria Financial	9,143	184
Atlantic Capital Bancshares*	34,331	652
Atlas Financial Holdings*	900	13
B. Riley Financial	1,228	23
Baldwin & Lyons, Cl B	700	17
Banc of California	4,484	96
BancFirst	774	75
Banco Latinoamericano de Comercio Exterior, Cl E	2,769	76
Bancorp*	4,600	35
BancorpSouth	8,750	267
Bank Mutual	4,733	43
Bank of Commerce Holdings	1,900	21
Bank of Hawaii	32,750	2,717
Bank of Marin Bancorp	500	31
Bank of NT Butterfield & Son	5,600	191
BankFinancial	1,240	19
Bankwell Financial Group	467	15
Banner	18,615	1,052
Bar Harbor Bankshares	1,627	50
BCB Bancorp	1,200	18
Bear State Financial	1,400	13
Beneficial Bancorp	7,203	108

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
Berkshire Hills Bancorp	36,590	$1,286
Blue Capital Reinsurance Holdings	600	11
Blue Hills Bancorp	2,815	50
BofI Holding*	6,290	149
Boston Private Financial Holdings	8,688	133
Bridge Bancorp	1,977	66
Brookline Bancorp	51,599	753
Bryn Mawr Bank	1,587	67
BSB Bancorp*	659	19
Byline Bancorp*	32,091	643
C&F Financial	300	14
Cadence BanCorp, Cl A*	1,100	24
California First National Bancorp	400	8
Camden National	1,461	63
Capital Bank Financial, Cl A	3,093	118
Capital City Bank Group	800	16
Capitol Federal Financial	13,274	189
Capstar Financial Holdings*	105,063	1,864
Capstead Mortgage‡	10,201	106
Carolina Financial	17,656	571
Cathay General Bancorp	7,466	283
CenterState Banks	5,636	140
Central Pacific Financial	2,772	87
Central Valley Community Bancorp	900	20
Century Bancorp, Cl A	243	15
Charter Financial	1,159	21
Chemical Financial	29,650	1,435
Chemung Financial	300	12
Cherry Hill Mortgage Investment‡	1,400	26
Citizens, Cl A*	3,793	28
Citizens & Northern	1,000	23
City Holding	1,507	99
Civista Bancshares	43,944	918
Clifton Bancorp	1,788	30
CNB Financial	1,200	29
CNO Financial Group	17,966	375
CoBiz Financial	152,236	2,649
Codorus Valley Bancorp	840	24
Cohen & Steers	19,447	788
Columbia Banking System	27,586	1,099
Comerica	46,165	3,381
Commerce Bancshares	49,790	2,830
Commerce Union Bancshares*	900	22
Community Bank System	4,956	276
Community Bankers Trust*	2,700	22
Community Financial	500	19

Description	Shares	Value (000)
Community Trust Bancorp	1,405	$62
ConnectOne Bancorp	3,317	75
County Bancorp	500	12
Cowen Group, Cl A*	2,251	37
Crawford, Cl B	1,000	9
CU Bancorp*	1,800	65
Customers Bancorp*	59,525	1,683
CVB Financial	10,643	239
CYS Investments‡	15,383	129
Diamond Hill Investment Group	292	58
Dime Community Bancshares	2,983	59
DNB Financial	400	14
Donegal Group, Cl A	700	11
Donnelley Financial Solutions*	2,800	64
Dynex Capital‡	3,664	26
Eagle Bancorp*	49,713	3,147
East West Bancorp	35,100	2,056
eHealth*	1,500	28
Elevate Credit*	1,900	15
Ellington Residential Mortgage‡	1,100	16
EMC Insurance Group	682	19
Employers Holdings	3,101	131
Encore Capital Group*	2,192	88
Enova International*	3,572	53
Enstar Group*	1,096	218
Entegra Financial*	800	18
Enterprise Bancorp	826	29
Enterprise Financial Services	2,218	91
Equity Bancshares, Cl A*	14,799	453
ESSA Bancorp	667	10
Essent Group*	96,527	3,585
Evans Bancorp	31,060	1,241
Evercore Partners, Cl A	4,190	295
EZCORP, Cl A*	6,034	46
Farmers Capital Bank	601	23
Farmers National Banc	2,029	29
FB Financial*	700	25
FBL Financial Group, Cl A	937	58
FCB Financial Holdings, Cl A*	3,682	176
Federal Agricultural Mortgage, Cl C	877	57
Federated National Holding	1,027	16
Fidelity & Guaranty Life	972	30
Fidelity Southern	2,412	55
Fifth Street Asset Management, Cl A	300	1
Financial Engines	45,178	1,654
Financial Institutions	1,200	36

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
First Bancorp MS	900	$24
First Bancorp NC	6,517	204
First BanCorp Puerto Rico*	17,309	100
First Bancshares	1,000	28
First Busey	3,428	101
First Business Financial Services	600	14
First Citizens BancShares, Cl A	714	266
First Commonwealth Financial	9,134	116
First Community Bancshares	1,776	49
First Community Financial Partners*	1,110	14
First Connecticut Bancorp	1,141	29
First Defiance Financial	901	48
First Financial	1,021	48
First Financial Bancorp	43,825	1,214
First Financial Bankshares	6,502	287
First Financial Northwest	900	15
First Foundation*	3,056	50
First Guaranty Bancshares	500	14
First Horizon National	84,346	1,469
First Internet Bancorp	8,072	226
First Interstate BancSystem, Cl A	2,980	111
First Merchants	36,642	1,471
First Mid-Illinois Bancshares	1,100	38
First Midwest Bancorp	65,960	1,538
First Northwest Bancorp*	906	14
First of Long Island	2,258	65
FirstCash	69,389	4,045
Flagstar Bancorp*	2,211	68
Flushing Financial	2,547	72
FNB	266,478	3,773
FNB Bancorp	700	19
FNFV Group*	6,016	95
Franklin Financial Network*	1,065	44
Fulton Financial	17,351	330
GAIN Capital Holdings	2,900	18
GAMCO Investors, Cl A	358	11
Genworth Financial, Cl A*	50,001	189
German American Bancorp	2,031	69
Glacier Bancorp	7,671	281
Global Indemnity*	700	27
Great Ajax‡	1,400	20
Great Southern Bancorp	1,149	62
Great Western Bancorp	19,023	776
Green Bancorp*	21,871	424
Green Dot, Cl A*	59,723	2,301
Greene County Bancorp	400	11

Description	Shares	Value (000)
Greenhill	2,550	$51
Greenlight Capital, Cl A*	2,811	59
Guaranty Bancorp	78,267	2,129
Guaranty Bancshares	16,169	517
Hallmark Financial Services*	1,100	12
Hamilton Lane, Cl A	35,916	790
Hancock Holding	8,584	421
Hanmi Financial	3,262	93
Hannon Armstrong Sustainable Infrastructure Capital‡	94,390	2,159
Hanover Insurance Group	22,771	2,018
HarborOne Bancorp*	1,194	24
HCI Group	700	33
Health Insurance Innovations, Cl A*	1,300	31
Heartland Financial USA	2,563	121
Heritage Commerce	108,995	1,502
Heritage Financial	113,694	3,013
Heritage Insurance Holdings	2,300	30
Hilltop Holdings	7,744	203
Hingham Institution for Savings	100	18
Home Bancorp	470	20
Home BancShares	13,242	330
HomeStreet*	2,830	78
HomeTrust Bancshares*	1,351	33
Hope Bancorp	13,088	244
Horace Mann Educators	87,588	3,311
Horizon Bancorp	1,990	52
Houlihan Lokey, Cl A	2,396	84
Howard Bancorp*	1,100	21
IBERIABANK	49,050	3,998
Impac Mortgage Holdings*	800	12
Independence Holding	500	10
Independent Bank MI	1,662	36
Independent Bank MA	44,424	2,961
Independent Bank Group	1,873	111
Infinity Property & Casualty	1,181	111
International Bancshares	5,617	197
International. FCStone*	1,597	60
Invesco Mortgage Capital‡	11,211	187
Investar Holding	25,166	576
Investment Technology Group	42,829	910
Investors Bancorp	26,536	355
Investors Title	159	31
James River Group Holdings	1,971	78
KCG Holdings, Cl A*	4,718	94
Kearny Financial	8,492	126
Kemper	4,054	157

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
Kingstone	1,200	$18
Kinsale Capital Group	1,545	58
KKR Real Estate Finance Trust‡	1,200	26
Ladder Capital, Cl A‡	7,452	100
Ladenburg Thalmann Financial Services*	8,400	21
Lakeland Bancorp	4,356	82
Lakeland Financial	2,569	118
LCNB	719	14
LegacyTexas Financial Group	4,924	188
LendingClub*	32,750	180
LendingTree*	602	104
Live Oak Bancshares	2,230	54
Macatawa Bank	2,160	21
Maiden Holdings	6,765	75
MainSource Financial Group	2,621	88
Malvern Bancorp*	800	19
MarketAxess Holdings	11,724	2,358
Marlin Business Services	800	20
MB Financial	8,262	364
MBIA*	13,550	128
MBT Financial	1,453	14
Medley Management, Cl A	300	2
Mercantile Bank	1,691	53
Meridian Bancorp	4,340	73
Meta Financial Group	953	85
MGIC Investment*	37,770	423
Middlefield Banc	300	15
Midland States Bancorp	1,701	57
MidSouth Bancorp	1,200	14
MidWestOne Financial Group	1,274	43
Moelis, Cl A	65,222	2,534
Mortgage Investment Trust‡	2,853	52
MTGE Investment‡	4,231	80
MutualFirst Financial	444	16
National Bank Holdings, Cl A	73,075	2,420
National Bankshares	600	25
National Commerce*	1,200	47
National General Holdings	5,073	107
National Western Life Group, Cl A	242	77
Nationstar Mortgage Holdings*	3,469	62
Navigators Group	2,333	128
NBT Bancorp	4,336	160
Nelnet, Cl A	1,852	87
New York Mortgage Trust‡	10,142	63
NewStar Financial	3,500	37
NI Holdings*	1,300	23

Description	Shares	Value (000)
Nicolet Bankshares*	1,020	$56
NMI Holdings, Cl A*	5,248	60
Northeast Bancorp	900	18
Northfield Bancorp	3,867	66
Northrim BanCorp	550	17
Northwest Bancshares	50,299	785
Norwood Financial*	500	21
OceanFirst Financial	3,300	90
Ocwen Financial*	8,217	22
OFG Bancorp	4,409	44
Ohio Valley Banc*	500	18
Old Line Bancshares	27,179	766
Old National Bancorp	126,012	2,174
Old Point Financial	500	16
Old Second Bancorp	2,347	27
OM Asset Management	149,329	2,219
On Deck Capital*	3,918	18
OneBeacon Insurance Group, Cl A	1,629	30
Oppenheimer Holdings, Cl A	704	12
Opus Bank	51,858	1,255
Orchid Island Capital, Cl A‡	2,668	26
Oritani Financial	3,686	63
Orrstown Financial Services	604	14
Owens Realty Mortgage‡	1,000	17
Pacific Continental	2,112	54
Pacific Mercantile Bancorp*	1,600	14
Pacific Premier Bancorp*	3,880	143
PacWest Bancorp	23,632	1,104
Paragon Commercial*	500	26
Park National	1,425	148
Park Sterling	4,950	59
Parke Bancorp	800	18
Patriot National*	600	1
PCSB Financial*	2,000	34
Peapack Gladstone Financial	1,603	50
Penns Woods Bancorp	352	15
PennyMac Financial Services, Cl A*	1,100	18
PennyMac Mortgage Investment Trust‡	6,943	127
Peoples Bancorp	1,626	52
Peoples Bancorp of North Carolina	600	19
Peoples Financial Services	600	26
People’s Utah Bancorp	1,061	28
PHH*	4,871	67
Piper Jaffray	1,583	95
PJT Partners	1,690	68
PRA Group*	4,687	178

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
Preferred Bank	1,157	$62
Premier Financial Bancorp	990	20
Primerica	45,198	3,424
Prosperity Bancshares	27,901	1,792
Provident Bancorp*	360	8
Provident Financial Holdings	539	10
Provident Financial Services	6,304	160
Prudential Bancorp	1,000	18
Pzena Investment Management, Cl A	37,962	386
QCR Holdings	1,204	57
Radian Group	21,668	354
Redwood Trust‡	7,734	132
Regional Management*	900	21
Renasant	4,193	183
Republic Bancorp, Cl A	789	28
Republic First Bancorp*	4,646	43
Resource Capital‡	2,658	27
Riverview Bancorp	2,500	17
RLI	3,959	216
S&T Bancorp	3,301	118
Safeguard Scientifics*	1,644	20
Safety Insurance Group	1,486	102
Sandy Spring Bancorp	2,522	103
Seacoast Banking Corp of Florida*	4,217	102
Selective Insurance Group	5,656	283
ServisFirst Bancshares	4,609	170
Shore Bancshares	26,298	433
SI Financial Group	909	15
Sierra Bancorp	951	23
Silvercrest Asset Management Group, Cl A	700	9
Simmons First National, Cl A	2,998	159
SmartFinancial*	19,297	461
Solar Capital	47,777	1,045
South State	2,970	255
Southern First Bancshares*	5,118	190
Southern Missouri Bancorp	477	15
Southern National Bancorp of Virginia	104,434	1,838
Southside Bancshares	2,815	98
Southwest Bancorp	1,600	41
State Auto Financial	27,001	695
State Bank Financial	82,117	2,227
State National	3,484	64
Sterling Bancorp	13,524	314
Stewart Information Services	2,467	112

Description	Shares	Value (000)
Stifel Financial*	6,787	$312
Stock Yards Bancorp	2,335	91
Stonegate Bank	25,384	1,172
Summit Financial Group	1,280	28
Sun Bancorp	940	23
Sunshine Bancorp*	38,254	815
Sutherland Asset Management‡	2,000	30
Synovus Financial	37,840	1,674
TCF Financial	90,348	1,440
Territorial Bancorp	684	21
Texas Capital Bancshares*	10,721	830
Third Point Reinsurance*	8,079	112
Timberland Bancorp	800	20
Tiptree	1,866	13
Tompkins Financial	1,402	110
Towne Bank	5,611	173
TriCo Bancshares	1,865	66
TriState Capital Holdings*	2,222	56
Triumph Bancorp*	1,400	34
Trupanion*	2,475	55
TrustCo Bank	8,385	65
Trustmark	6,901	222
Two River Bancorp	1,000	19
UMB Financial	28,769	2,154
Umpqua Holdings	194,078	3,563
Union Bankshares	4,482	152
Union Bankshares VT	317	15
United Bankshares	10,267	403
United Community Banks	7,294	203
United Community Financial	4,100	34
United Financial Bancorp	5,395	90
United Fire Group	2,264	100
United Insurance Holdings	1,402	22
United Security Bancshares*	1,700	16
Unity Bancorp	1,000	17
Universal Insurance Holdings	2,971	75
Univest Corp of Pennsylvania	2,784	83
Valley National Bancorp	26,448	312
Veritex Holdings*	1,574	41
Virtu Financial, Cl A	2,058	36
Virtus Investment Partners	677	75
Waddell & Reed Financial, Cl A	8,311	157
Walker & Dunlop*	2,918	143
Washington Federal	9,196	305
Washington Trust Bancorp	1,365	70
WashingtonFirst Bankshares	45,047	1,556

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
Waterstone Financial	2,604	$49
Webster Financial	21,520	1,124
WesBanco	45,599	1,803
West Bancorporation	1,400	33
Westamerica Bancorporation	35,618	1,996
Western Alliance Bancorp*	31,555	1,553
Western Asset Mortgage Capital‡	3,343	34
Western New England Bancorp	2,500	25
Westwood Holdings Group	952	54
Wintrust Financial	5,681	434
WisdomTree Investments	11,888	121
WMIH*	16,581	21
World Acceptance*	694	52
WSFS Financial	3,158	143
Xenith Bankshares*	630	20
Zions Bancorporation	46,600	2,046

		163,954

Health Care — 11.5%
AAC Holdings*	1,000	7
Abaxis	2,291	121
Abeona Therapeutics*	3,300	21
Acadia Healthcare*	16,053	793
Accelerate Diagnostics*	2,460	67
Acceleron Pharma*	3,338	101
Accuray*	7,069	34
AcelRx Pharmaceuticals*	2,100	5
Aceto	3,310	51
Achaogen*	3,100	67
Achillion Pharmaceuticals*	13,268	61
Aclaris Therapeutics*	2,175	59
Acorda Therapeutics*	3,911	77
Adamas Pharmaceuticals*	1,363	24
Addus HomeCare*	600	22
Aduro Biotech*	3,941	45
Advaxis*	2,927	19
Aerie Pharmaceuticals*	21,497	1,130
Agenus*	6,400	25
Aimmune Therapeutics*	3,766	77
Akebia Therapeutics*	4,098	59
Albany Molecular Research*	2,300	50
Alder Biopharmaceuticals*	5,025	58
Allscripts Healthcare Solutions*	18,700	239
Almost Family*	29,965	1,847
AMAG Pharmaceuticals*	3,191	59
Amedisys*	2,987	188
American Renal Associates Holdings*	713	13

Description	Shares	Value (000)
Amicus Therapeutics*	14,994	$151
AMN Healthcare Services*	4,689	183
Amphastar Pharmaceuticals*	3,612	65
Analogic	1,317	96
AnaptysBio*	784	19
Anavex Life Sciences*	2,500	13
AngioDynamics*	3,903	63
ANI Pharmaceuticals*	647	30
Anika Therapeutics*	1,299	64
Antares Pharma*	15,900	51
Aratana Therapeutics*	4,724	34
Ardelyx*	2,550	13
Arena Pharmaceuticals*	3,595	61
Array BioPharma*	17,577	147
Assembly Biosciences*	1,600	33
Asterias Biotherapeutics*	1,600	6
Atara Biotherapeutics*	2,897	41
Athersys*	8,000	12
AtriCure*	3,305	80
Atrion	130	84
Audentes Therapeutics*	1,769	34
Avexis*	2,095	172
AxoGen*	51,611	864
Axovant Sciences*	3,169	73
Bellicum Pharmaceuticals*	3,071	36
BioCryst Pharmaceuticals*	7,676	43
Biohaven Pharmaceutical Holding*	1,200	30
BioScrip*	9,900	27
BioSpecifics Technologies*	500	25
BioTelemetry*	46,340	1,550
BioTime*	6,000	19
Bioverativ*	17,025	1,024
Bluebird Bio*	10,402	1,093
Blueprint Medicines*	3,995	202
Calithera Biosciences*	3,400	51
Cambrex*	3,234	193
Cantel Medical	3,567	278
Capital Senior Living*	2,297	35
Cara Therapeutics*	2,962	46
Cardiovascular Systems*	3,318	107
Cascadian Therapeutics*	4,600	17
Castlight Health, Cl B*	7,400	31
Catalent*	12,846	451
Catalyst Pharmaceuticals*	8,900	25
Celldex Therapeutics*	13,904	34
Cempra*	3,645	17
Cerus*	8,271	21

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
Charles River Laboratories International*	9,970	$1,008
Chemed	10,546	2,157
ChemoCentryx*	1,879	18
Chimerix*	4,000	22
Civitas Solutions*	1,233	22
Clearside Biomedical*	2,573	23
Clovis Oncology*	17,234	1,614
Coherus Biosciences*	32,374	465
Collegium Pharmaceutical*	1,606	20
Community Health Systems*	10,174	101
Computer Programs & Systems	915	30
Conatus Pharmaceuticals*	3,400	20
Concert Pharmaceuticals*	1,346	19
ConforMIS*	2,920	13
CONMED	2,783	142
Corbus Pharmaceuticals Holdings*	5,100	32
Corcept Therapeutics*	9,604	113
Corindus Vascular Robotics*	10,800	20
Corium International*	2,500	19
CorVel*	900	43
Corvus Pharmaceuticals*	271	3
Cotiviti Holdings*	2,785	103
Cross Country Healthcare*	87,375	1,128
CryoLife	3,366	67
Curis*	9,800	19
Cutera*	1,000	26
Cytokinetics*	3,998	48
CytomX Therapeutics*	3,168	49
Depomed*	5,485	59
Dermira*	30,940	902
Diplomat Pharmacy*	5,065	75
Durect*	10,400	16
Dynavax Technologies*	4,967	48
Eagle Pharmaceuticals*	844	67
Edge Therapeutics*	1,327	14
Editas Medicine*	3,661	61
Emergent BioSolutions*	3,452	117
Enanta Pharmaceuticals*	1,597	57
Endologix*	8,612	42
Ensign Group	5,099	111
Entellus Medical*	1,512	25
Envision Healthcare*	32,678	2,048
Enzo Biochem*	4,540	50
Epizyme*	3,864	58
Esperion Therapeutics*	1,600	74
Evolent Health, Cl A*	61,346	1,555

Description	Shares	Value (000)
Exact Sciences*	11,207	$396
Exactech*	852	25
Exelixis*	48,600	1,197
Fate Therapeutics*	5,200	17
FibroGen*	23,389	755
Five Prime Therapeutics*	2,903	87
Flexion Therapeutics*	2,397	48
Fluidigm*	2,298	9
FONAR*	800	22
Fortress Biotech*	3,600	17
Foundation Medicine*	1,202	48
Genesis Healthcare, Cl A*	4,000	7
GenMark Diagnostics*	3,878	46
Genocea Biosciences*	3,700	19
Genomic Health*	1,967	64
Geron*	17,228	48
Glaukos*	2,965	123
Global Blood Therapeutics*	3,892	106
Globus Medical, Cl A*	6,914	229
Haemonetics*	5,436	215
Halozyme Therapeutics*	10,470	134
Halyard Health*	4,678	184
HealthEquity*	5,072	253
HealthSouth	106,071	5,134
HealthStream*	2,477	65
Heron Therapeutics*	4,895	68
Heska*	641	65
HMS Holdings*	8,608	159
Horizon Pharma*	16,895	201
ICU Medical*	1,513	261
Idera Pharmaceuticals*	11,491	20
IDEXX Laboratories*	19,560	3,157
Ignyta*	5,407	56
Immune Design*	1,000	10
ImmunoGen*	7,845	56
Immunomedics*	10,800	95
Impax Laboratories*	63,019	1,015
INC Research Holdings, Cl A*	30,381	1,777
Infinity Pharmaceuticals*	1,300	2
Innoviva*	8,701	111
Inogen*	1,774	169
Inovalon Holdings, Cl A*	6,600	87
Inovio Pharmaceuticals*	7,573	59
Insmed*	6,536	112
Insulet*	5,929	304
Insys Therapeutics*	1,918	24

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
Integer Holdings*	3,197	$138
Integra LifeSciences Holdings*	35,702	1,946
Intellia Therapeutics*	1,700	27
Intersect ENT*	15,788	441
Intra-Cellular Therapies, Cl A*	2,802	35
Invacare	3,593	47
Invitae*	4,358	42
InVivo Therapeutics Holdings*	2,300	6
Iovance Biotherapeutics*	4,700	35
iRhythm Technologies*	1,500	64
Ironwood Pharmaceuticals, Cl A*	13,890	262
Jounce Therapeutics*	977	14
K2M Group Holdings*	225,458	5,492
Karyopharm Therapeutics*	3,800	34
Keryx Biopharmaceuticals*	9,007	65
Kindred Biosciences*	2,700	23
Kindred Healthcare	330,667	3,852
Kite Pharma*	5,009	519
Kura Oncology*	2,000	19
La Jolla Pharmaceutical*	1,905	57
Landauer	974	51
Lannett*	2,667	54
Lantheus Holdings*	53,895	951
LeMaitre Vascular	1,200	37
Lexicon Pharmaceuticals*	65,632	1,080
LHC Group*	18,722	1,271
Ligand Pharmaceuticals*	10,104	1,227
LivaNova*	5,000	306
Loxo Oncology*	2,121	170
Luminex	4,344	92
MacroGenics*	3,065	54
Magellan Health*	2,446	178
Masimo*	4,544	414
Matinas BioPharma Holdings*	6,800	12
Medicines*	7,121	271
MediciNova*	2,425	13
Medidata Solutions*	14,539	1,137
MEDNAX*	24,938	1,506
Medpace Holdings*	665	19
Meridian Bioscience	4,433	70
Merit Medical Systems*	80,723	3,080
Merrimack Pharmaceuticals	9,965	12
Mettler-Toledo International*	5,105	3,005
MiMedx Group*	10,667	160
Minerva Neurosciences*	1,700	15
Miragen Therapeutics*	1,400	18

Description	Shares	Value (000)
Molina Healthcare*	4,482	$310
Momenta Pharmaceuticals*	7,707	130
MyoKardia*	2,052	27
Myriad Genetics*	6,813	176
NanoString Technologies*	83,639	1,383
NantHealth*	541	2
NantKwest*	3,600	27
Natera*	3,530	38
National HealthCare	1,023	72
National Research, Cl A	800	22
Natus Medical*	3,138	117
Nektar Therapeutics, Cl A*	37,659	736
Neogen*	3,801	263
NeoGenomics*	139,043	1,246
Neos Therapeutics*	1,122	8
Nevro*	2,863	213
NewLink Genetics*	1,841	14
Novavax*	22,049	25
Novocure*	6,130	106
NuVasive*	23,642	1,819
NxStage Medical*	6,527	164
Nymox Pharmaceutical*	3,900	17
Obalon Therapeutics*	900	9
Ocular Therapeutix*	2,000	19
Omeros*	4,288	85
Omnicell*	3,580	154
OraSure Technologies*	35,595	614
Organovo Holdings*	9,130	24
Orthofix International*	1,680	78
Otonomy*	3,162	60
Owens & Minor	6,018	194
Oxford Immunotec Global*	87,287	1,468
Pacific Biosciences of California*	6,558	23
Pacira Pharmaceuticals*	4,030	192
Paratek Pharmaceuticals*	2,400	58
PAREXEL International*	28,976	2,518
PDL BioPharma	14,931	37
Penumbra*	2,965	260
PharMerica*	2,717	71
Phibro Animal Health, Cl A	2,008	74
Pieris Pharmaceuticals*	4,300	22
Portola Pharmaceuticals, Cl A*	11,498	646
PRA Health Sciences*	28,393	2,130
Prestige Brands Holdings*	27,605	1,458
Progenics Pharmaceuticals*	6,597	45
Protagonist Therapeutics*	620	7

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
Prothena*	3,792	$205
Providence Service*	32,656	1,653
PTC Therapeutics*	3,816	70
Pulse Biosciences*	1,000	35
Puma Biotechnology*	2,810	246
Quality Systems*	4,835	83
Quidel*	58,049	1,575
R1 RCM*	11,100	42
Ra Pharmaceuticals*	900	17
Radius Health*	3,851	174
RadNet*	3,200	25
Reata Pharmaceuticals, Cl A*	964	31
Recro Pharma*	2,000	14
REGENXBIO*	2,633	52
Repligen*	31,254	1,295
Retrophin*	3,437	67
Revance Therapeutics*	2,369	63
Rigel Pharmaceuticals*	10,800	29
Rockwell Medical*	3,913	31
RTI Surgical*	7,453	44
Sage Therapeutics*	3,566	284
Sangamo Therapeutics*	6,333	56
Sarepta Therapeutics*	5,329	180
SciClone Pharmaceuticals*	5,127	56
Select Medical Holdings*	11,161	171
Selecta Biosciences*	1,400	28
Seres Therapeutics*	1,456	16
Sientra*	1,900	18
Simulations Plus	1,400	17
Spark Therapeutics*	2,458	147
Spectranetics*	51,480	1,977
Spectrum Pharmaceuticals*	6,799	51
STAAR Surgical*	3,500	38
Stemline Therapeutics*	2,393	22
Sucampo Pharmaceuticals, Cl A*	2,100	22
Supernus Pharmaceuticals*	38,579	1,663
Surgery Partners*	2,120	48
Surmodics*	1,100	31
Syndax Pharmaceuticals*	300	4
Synergy Pharmaceuticals*	22,015	98
Syros Pharmaceuticals*	1,480	24
Tabula Rasa HealthCare*	700	11
Tactile Systems Technology*	1,040	30
Teladoc*	47,083	1,634
Teligent*	3,381	31
Tenet Healthcare*	8,400	162
Tetraphase Pharmaceuticals*	3,000	21

Description	Shares	Value (000)
TG Therapeutics*	4,729	$48
TherapeuticsMD*	16,555	87
Theravance Biopharma*	4,303	171
Titan Pharmaceuticals*	1,400	3
Tivity Health*	54,117	2,157
Tocagen*	1,100	13
Trevena*	3,653	8
Triple-S Management, Cl B*	1,903	32
Ultragenyx Pharmaceutical*	3,903	242
US Physical Therapy	1,108	67
Utah Medical Products	300	22
Vanda Pharmaceuticals*	3,928	64
Varex Imaging*	3,900	132
VBI Vaccines*	3,100	13
Veracyte*	2,900	24
Versartis*	3,002	52
ViewRay*	3,600	23
Viveve Medical*	2,000	14
Vocera Communications*	79,399	2,098
Voyager Therapeutics*	958	9
vTv Therapeutics, Cl A*	1,400	7
WaVe Life Sciences*	1,404	26
WellCare Health Plans*	17,560	3,153
Wright Medical Group*	37,080	1,019
XBiotech*	1,428	7
Xencor*	3,539	75
ZIOPHARM Oncology*	14,012	87
Zogenix*	2,026	29
Zynerba Pharmaceuticals*	1,400	24

		110,621

Industrials — 17.4%
AAON	4,281	158
AAR	16,402	570
ABM Industries	5,751	239
Acacia Research*	4,419	18
ACCO Brands*	11,310	132
Actuant, Cl A	6,009	148
Advanced Disposal Services*	2,178	49
Advanced Drainage Systems	3,177	64
Advisory Board*	4,209	217
Aegion, Cl A*	3,204	70
AerCap Holdings*	39,897	1,852
Aerojet Rocketdyne Holdings*	7,136	148
Aerovironment*	2,162	83
Air Transport Services Group*	101,670	2,214
Aircastle	5,099	111

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
Alamo Group	869	$79
Albany International, Cl A	18,880	1,008
Allegiant Travel, Cl A	1,274	173
Allied Motion Technologies	600	16
Altra Industrial Motion	52,129	2,075
Ameresco, Cl A*	1,900	15
American Railcar Industries	700	27
American Woodmark*	1,404	134
AMETEK	45,500	2,756
Apogee Enterprises	2,902	165
Applied Industrial Technologies	3,894	230
Aqua Metals*	1,100	14
ARC Document Solutions*	3,500	15
ArcBest	49,951	1,029
Argan	1,492	90
Armstrong Flooring*	1,911	34
Astec Industries	2,229	124
Astronics, Cl A*	2,250	69
Atkore International Group*	3,492	79
Atlas Air Worldwide Holdings*	2,473	129
Avis Budget Group*	7,800	213
Axon Enterprise*	5,297	133
AZZ	12,788	714
Babcock & Wilcox Enterprises*	5,298	62
Barnes Group	29,932	1,752
Barrett Business Services	600	34
Beacon Roofing Supply*	5,947	291
BG Staffing	900	16
Blue Bird*	400	7
BMC Stock Holdings*	12,750	279
Brady, Cl A	4,586	155
Briggs & Stratton	3,869	93
Brink’s	43,865	2,939
Builders FirstSource*	102,798	1,575
BWX Technologies, Cl W	29,090	1,418
Caesarstone*	2,332	82
CAI International*	59,867	1,413
Casella Waste Systems, Cl A*	78,739	1,292
CBIZ*	4,708	71
CECO Environmental	2,390	22
Celadon Group	377,320	1,189
Chart Industries*	3,140	109
Chicago Bridge & Iron	10,500	207
CIRCOR International	1,604	95
Cogint*	1,900	10
Columbus McKinnon	127,211	3,234
Comfort Systems USA	3,754	139

Description	Shares	Value (000)
Commercial Vehicle Group*	154,347	$1,304
Continental Building Products*	4,127	96
Costamare	4,261	31
Covanta Holding	155,945	2,058
Covenant Transportation Group, Cl A*	152,675	2,676
CPI Aerostructures*	149,265	1,403
CRA International	651	24
CSW Industrials*	1,545	60
Cubic	2,553	118
Curtiss-Wright	4,482	411
Daseke*	2,500	28
Deluxe	47,341	3,277
DigitalGlobe*	63,652	2,120
DMC Global	1,145	15
Douglas Dynamics	2,033	67
Ducommun*	900	28
DXP Enterprises*	63,903	2,205
Dycom Industries*	56,153	5,027
Eagle Bulk Shipping*	4,800	23
Eastern	700	21
Echo Global Logistics*	81,629	1,624
EMCOR Group	57,140	3,736
Encore Wire	2,148	92
Energous*	2,110	34
Energy Recovery*	2,873	24
EnerSys	4,466	324
Engility Holdings*	1,929	55
Ennis	2,090	40
EnPro Industries	15,931	1,137
EnviroStar	500	14
ESCO Technologies	2,554	152
Essendant	3,425	51
Esterline Technologies*	2,681	254
ExOne*	892	10
Exponent	2,653	155
Federal Signal	6,400	111
Forward Air	29,280	1,560
Foundation Building Materials*	1,200	15
Franklin Covey*	834	16
Franklin Electric	4,606	191
FreightCar America	1,000	17
FTI Consulting*	4,256	149
GATX	52,910	3,401
Gencor Industries*	633	10
Generac Holdings*	6,306	228
General Cable	5,261	86

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
Genesee & Wyoming, Cl A*	16,468	$1,126
Gibraltar Industries*	3,050	109
Global Brass & Copper Holdings	1,994	61
GMS*	2,500	70
Gorman-Rupp	1,875	48
GP Strategies*	1,100	29
Graham	900	18
Granite Construction	26,613	1,284
Great Lakes Dredge & Dock*	5,100	22
Greenbrier	2,770	128
Griffon	2,778	61
H&E Equipment Services	2,898	59
Hardinge	1,200	15
Harsco*	95,764	1,542
Hawaiian Holdings*	5,293	248
HC2 Holdings*	2,700	16
Healthcare Services Group	7,271	340
Heartland Express	4,962	103
Heidrick & Struggles International	1,600	35
Herc Holdings*	2,600	102
Heritage-Crystal Clean*	1,100	17
Herman Miller	55,786	1,696
Hertz Global Holdings*	6,000	69
Hill International*	2,100	11
Hillenbrand	6,494	234
HNI	4,374	174
Hub Group, Cl A*	3,226	124
Hudson Technologies*	4,200	35
Hurco	500	17
Huron Consulting Group*	2,265	98
Huttig Building Products*	3,000	21
Hyster-Yale Materials Handling	1,007	71
ICF International*	1,905	90
IES Holdings*	639	12
InnerWorkings*	174,339	2,022
Insperity	1,911	136
Insteel Industries	1,685	56
Interface, Cl A	82,171	1,615
ITT	148,358	5,961
JELD-WEN Holding*	2,300	75
John Bean Technologies	17,997	1,764
Kadant	1,028	77
Kaman	2,723	136
KBR	278,349	4,236
Kelly Services, Cl A	2,814	63
Kennametal	58,261	2,180
KeyW Holding*	3,931	37

Description	Shares	Value (000)
Kforce	2,356	$46
Kimball International, Cl B	3,539	59
Kirby*	34,740	2,322
KLX*	23,424	1,171
Knight Transportation	7,460	276
Knoll	4,668	94
Korn	74,963	2,588
Kratos Defense & Security Solutions*	107,961	1,281
Lawson Products*	600	13
Layne Christensen*	1,478	13
LB Foster, Cl A	1,000	21
Lindsay	971	87
LSC Communications	3,600	77
LSI Industries	1,942	18
Lydall*	1,738	90
Manitowoc	11,652	70
Marten Transport	96,156	2,635
Masonite International*	2,915	220
MasTec*	6,731	304
Matson	4,585	138
Matthews International, Cl A	26,754	1,639
McGrath RentCorp	127,235	4,406
Mercury Systems*	100,292	4,221
Meritor*	92,475	1,536
Milacron Holdings*	4,787	84
Miller Industries	900	22
Mistras Group*	1,401	31
Mobile Mini	67,900	2,027
Moog, Cl A*	43,382	3,111
MRC Global*	8,970	148
MSA Safety	3,394	275
Mueller Industries	5,904	180
Mueller Water Products, Cl A	14,869	174
Multi-Color	1,410	115
MYR Group*	1,700	53
National Presto Industries	501	55
Navigant Consulting*	5,083	100
Navios Maritime Holdings*	12,700	17
Navistar International*	28,769	755
NCI Building Systems*	4,300	72
Neff, Cl A*	700	13
Nexeo Solutions*	3,100	26
NL Industries*	1,200	8
NN	2,729	75
Nordson	10,000	1,213
Northwest Pipe*	1,200	20

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
NOW*	11,025	$177
NV5 Global*	899	38
Old Dominion Freight Line	15,575	1,483
Omega Flex	200	13
On Assignment*	87,000	4,711
Orbital ATK	10,449	1,028
Orion Group Holdings*	2,300	17
Park-Ohio Holdings	700	27
Patrick Industries*	1,601	117
PGT Innovations*	4,859	62
Plug Power*	24,392	50
Ply Gem Holdings*	1,900	34
Powell Industries	710	23
Preformed Line Products	205	10
Primoris Services	40,825	1,018
Proto Labs*	2,483	167
Quad	3,361	77
Quanex Building Products	3,269	69
Quanta Services*	45,315	1,492
Radiant Logistics*	4,100	22
Raven Industries	3,811	127
RBC Bearings*	15,916	1,620
Resources Connection	2,900	40
REV Group	1,100	30
Revolution Lighting Technologies*	210,075	1,384
Rexnord*	10,704	249
Roadrunner Transportation Systems*	2,589	19
RPX*	5,202	73
RR Donnelley & Sons	7,400	93
Rush Enterprises, Cl A*	38,092	1,416
Rush Enterprises, Cl B*	538	20
Ryder System	2,509	181
Safe Bulkers*	6,600	15
Saia*	2,558	131
Schneider National, Cl B	1,700	38
Scorpio Bulkers*	4,755	34
Simpson Manufacturing	35,702	1,561
SiteOne Landscape Supply*	23,098	1,202
SkyWest	4,999	175
Snap-on	17,160	2,711
SP Plus*	50,808	1,552
Spartan Motors	2,716	24
Sparton*	800	18
SPX*	4,294	108
SPX FLOW*	14,881	549
Standex International	1,296	118

Description	Shares	Value (000)
Steelcase, Cl A	8,929	$125
Sterling Construction*	3,000	39
Sun Hydraulics	21,158	903
Sunrun*	9,264	66
Supreme Industries, Cl A	1,059	17
Swift Transportation, Cl A*	7,566	200
Team*	34,181	802
Tennant	1,692	125
Terex	38,719	1,452
Tetra Tech	5,851	268
Textainer Group Holdings	3,000	43
Thermon Group Holdings*	3,059	59
Timken	5,800	268
Titan International	5,051	61
Titan Machinery*	23,697	426
TPI Composites*	1,291	24
TransUnion*	28,700	1,243
Trex*	3,008	204
TriMas*	4,881	102
TriNet Group*	4,340	142
Triton International	4,165	139
Triumph Group	5,008	158
TrueBlue*	4,313	114
Tutor Perini*	4,084	117
Twin Disc*	1,100	18
UniFirst	1,558	219
Univar*	46,000	1,343
Universal Forest Products	2,092	183
Universal Logistics Holdings	800	12
US Ecology	2,283	115
Valmont Industries	7,990	1,195
Vectrus*	873	28
Veritiv*	1,273	57
Viad	2,136	101
Vicor*	1,300	23
Vivint Solar*	1,800	11
VSE	703	32
Wabash National	55,696	1,224
WABCO Holdings*	18,300	2,333
Wabtec	14,968	1,370
WageWorks*	3,844	258
Watts Water Technologies, Cl A	2,746	174
Werner Enterprises	4,922	144
Wesco Aircraft Holdings*	5,092	55
West	4,462	104
Willdan Group*	900	27
Willis Lease Finance*	400	11

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
Woodward	5,315	$359
YRC Worldwide*	213,768	2,377

		167,691

Information Technology — 17.8%
2U*	61,669	2,894
3D Systems*	11,251	210
8x8*	12,847	187
A10 Networks*	5,399	46
Acacia Communications*	1,928	80
ACI Worldwide*	117,676	2,632
Actua*	3,207	45
Acxiom*	8,068	210
ADTRAN	13,855	286
Advanced Energy Industries*	29,800	1,928
Aerohive Networks*	2,200	11
Agilysys*	1,400	14
Alarm.com Holdings*	2,142	81
Alpha & Omega Semiconductor*	2,317	39
Alteryx, Cl A*	1,100	21
Ambarella*	3,232	157
Amber Road*	1,446	12
American Software, Cl A	2,106	22
Amkor Technology*	10,412	102
Angie’s List*	4,593	59
Anixter International*	2,987	234
Appfolio, Cl A*	700	23
Applied Optoelectronics*	1,834	113
Apptio, Cl A*	2,000	35
Aspen Technology*	23,859	1,318
Avid Technology*	2,800	15
AVX	4,278	70
Axcelis Technologies*	2,948	62
AXT*	4,300	27
Badger Meter	2,881	115
Bankrate*	4,168	54
Barracuda Networks*	2,497	58
Bazaarvoice*	339,483	1,680
Bel Fuse, Cl B	756	19
Belden	28,052	2,116
Benchmark Electronics*	35,809	1,157
Benefitfocus*	1,551	56
Blackbaud	4,895	420
Blackhawk Network Holdings, Cl A*	38,910	1,696
Blackline*	1,200	43
Blucora*	4,355	92
Bottomline Technologies*	52,410	1,346

Description	Shares	Value (000)
Box, Cl A*	8,168	$149
Brightcove*	2,600	16
BroadSoft*	3,031	130
Brooks Automation	55,278	1,199
Cabot Microelectronics	2,840	210
CACI International, Cl A*	8,002	1,001
CalAmp*	71,306	1,450
Calix*	3,500	24
Callidus Software*	6,177	149
Carbonite*	2,700	59
CardConnect*	1,800	27
Cardtronics*	4,751	156
Care.com*	1,100	17
Cars.com*	7,400	197
Cass Information Systems	1,010	66
CEVA*	2,280	104
ChannelAdvisor*	1,895	22
Ciena*	14,381	360
Cimpress*	2,616	247
Cirrus Logic*	6,562	412
Clearfield*	900	12
Cloudera*	1,600	26
Cognex	23,015	1,954
Coherent*	9,900	2,227
Cohu	20,194	318
CommerceHub, Ser A*	1,600	28
CommerceHub, Ser C*	3,200	56
CommScope Holding*	40,300	1,533
CommVault Systems*	3,992	225
Comtech Telecommunications	1,900	36
Control4*	2,641	52
Convergys	9,681	230
Cornerstone OnDemand*	5,405	193
CoStar Group*	5,300	1,397
Coupa Software*	3,100	90
CPI Card Group	1,500	4
Cray*	4,290	79
Cree*	10,000	247
CSG Systems International	3,134	127
CTS	2,986	64
CyberOptics*	900	19
Cypress Semiconductor	87,715	1,197
CYREN*	519,346	1,065
Daktronics	3,200	31
DHI Group*	4,097	12
Diebold Nixdorf	239,280	6,700
Digi International*	2,116	21

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
Digimarc*	800	$32
Diodes*	4,015	96
DSP Group*	1,900	22
DST Systems	50,800	3,134
Eastman Kodak*	1,500	14
Ebix	2,528	136
Electro Scientific Industries*	2,245	19
Electronics For Imaging*	132,538	6,280
Ellie Mae*	3,438	378
EMCORE	2,400	26
Endurance International Group Holdings*	7,000	58
EnerNOC*	2,300	18
Entegris*	13,993	307
Envestnet*	4,484	178
EPAM Systems*	4,991	420
ePlus*	1,366	101
Euronet Worldwide*	28,859	2,521
Everbridge*	1,900	46
Everi Holdings*	156,365	1,138
EVERTEC	6,664	115
Exa*	1,132	16
ExlService Holdings*	3,306	184
Extreme Networks*	66,828	616
Fabrinet*	3,547	151
Fair Isaac	3,194	445
FARO Technologies*	1,754	66
Finisar*	11,404	296
Fitbit, Cl A*	18,400	98
Five9*	143,614	3,091
FLIR Systems	66,129	2,292
FormFactor*	7,592	94
Forrester Research	811	32
Gartner*	8,240	1,018
Gigamon*	3,784	149
Global Payments	7,600	686
Global Sources*	1,000	20
Glu Mobile*	9,800	25
Gogo*	56,918	656
GrubHub*	15,949	695
GSI Technology*	1,900	15
GTT Communications*	53,809	1,703
Guidance Software*	1,700	11
Hackett Group	2,000	31
Harmonic*	6,927	36
Hortonworks*	4,209	54
HubSpot*	3,508	231

Description	Shares	Value (000)
IAC*	13,400	$1,383
Ichor Holdings*	1,068	22
II-VI*	6,249	214
Immersion*	2,352	21
Imperva*	3,472	166
Impinj*	1,856	90
Infinera*	61,167	653
Information Services Group*	3,200	13
Inphi*	4,089	140
Insight Enterprises*	23,096	924
Instructure*	2,300	68
Integrated Device Technology*	13,535	349
InterDigital	3,475	269
Internap*	9,200	34
InterXion Holding*	32,285	1,478
Intevac*	2,300	26
IPG Photonics*	7,700	1,117
Iteris*	3,100	19
Itron*	56,000	3,794
IXYS	2,200	36
j2 Global	4,749	404
Kemet*	4,900	63
Kimball Electronics*	2,450	44
Knowles*	71,478	1,209
Kopin*	5,200	19
KVH Industries*	1,300	12
Lattice Semiconductor*	12,972	86
Leaf Group*	1,700	13
Limelight Networks*	7,400	21
Liquidity Services*	32,836	209
Littelfuse	2,262	373
LivePerson*	71,756	789
Logitech International	28,315	1,038
Lumentum Holdings*	30,774	1,756
MACOM Technology Solutions Holdings*	4,186	233
ManTech International, Cl A	2,619	108
Marin Software*	348,329	453
Marvell Technology Group	80,160	1,324
Mattersight*	510,252	1,301
MAXIMUS	6,514	408
MaxLinear, Cl A*	6,257	175
Maxwell Technologies*	2,572	15
Meet Group*	5,263	27
MercadoLibre	2,365	593
Mesa Laboratories	346	50
Methode Electronics	3,748	154

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
Micron Technology*	41,700	$1,245
Microsemi*	45,670	2,137
MicroStrategy, Cl A*	969	186
MicroVision*	8,900	19
Mimecast*	102,692	2,750
MINDBODY, Cl A*	3,876	105
Mitek Systems*	2,404	20
MKS Instruments	25,383	1,708
MobileIron*	6,200	38
Model N*	108,609	1,445
MoneyGram International*	2,486	43
Monolithic Power Systems	4,090	394
Monotype Imaging Holdings	4,408	81
MTS Systems	1,767	92
MuleSoft, Cl A*	1,700	42
Nanometrics*	2,258	57
Napco Security Technologies*	1,600	15
NCI, Cl A*	700	15
NeoPhotonics*	2,517	19
NETGEAR*	3,366	145
Netlist*	516,918	527
NetScout Systems*	8,875	305
NeuStar, Cl A*	5,452	182
New Relic*	3,072	132
NIC	6,661	126
Novanta*	64,650	2,327
Nutanix, Cl A*	3,700	75
NVE	400	31
Oclaro*	17,137	160
Okta, Cl A*	1,300	30
Ominto*	600	9
OSI Systems*	1,693	127
Park City Group*	1,100	13
Park Electrochemical	1,578	29
Paycom Software*	5,012	343
Paylocity Holding*	2,734	124
PC Connection	927	25
PCM*	1,200	23
PDF Solutions*	2,843	47
Pegasystems	3,603	210
Perficient*	3,381	63
Photronics*	6,002	56
Pixelworks*	3,700	17
Planet Payment*	3,457	11
Plantronics	3,338	175
Plexus*	3,348	176
Power Integrations	3,012	220

Description	Shares	Value (000)
Presidio*	2,200	$31
Progress Software	5,211	161
Proofpoint*	4,435	385
PROS Holdings*	50,412	1,381
PTC*	11,700	645
Pure Storage, Cl A*	9,748	125
Q2 Holdings*	3,241	120
QAD, Cl A	769	25
Qualys*	3,321	135
Quantenna Communications*	2,300	44
Quantum*	3,400	27
QuinStreet*	2,600	11
Quotient Technology*	7,802	90
Radisys*	2,909	11
Rambus*	11,415	130
Rapid7*	1,625	27
RealNetworks*	2,200	10
RealPage*	46,349	1,666
Reis	723	15
Rightside Group*	1,200	13
RingCentral, Cl A*	114,449	4,183
Rocket Fuel*	5,000	14
Rogers*	64,543	7,011
Rosetta Stone*	1,576	17
Rubicon Project*	3,040	16
Rudolph Technologies*	2,865	65
Sanmina*	7,315	279
ScanSource*	2,651	107
Science Applications International	4,523	314
Seachange International*	100,424	267
SecureWorks, Cl A*	600	6
Semtech*	6,629	237
ServiceNow*	32,135	3,406
ServiceSource International*	8,783	34
Shopify, Cl A*	11,970	1,040
ShoreTel*	422,635	2,451
ShotSpotter*	25,020	320
Shutterstock*	1,749	77
Sigma Designs*	2,928	17
Silicon Laboratories*	4,297	294
Silver Spring Networks*	4,594	52
Sonus Networks*	3,896	29
SPS Commerce*	1,727	110
Square, Cl A*	116,675	2,737
Stamps.com*	1,611	250
StarTek*	1,400	17
Stratasys*	45,284	1,056

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
SunPower, Cl A*	6,600	$62
Super Micro Computer*	4,157	102
Sykes Enterprises*	3,959	133
Synaptics*	3,351	173
Synchronoss Technologies*	3,814	63
SYNNEX	2,896	347
Syntel	3,426	58
Systemax	1,100	21
Take-Two Interactive Software*	44,025	3,231
Tech Data*	3,465	350
TechTarget*	1,400	15
Telenav*	86,693	702
TeleTech Holdings	1,673	68
Teradyne	42,200	1,267
TiVo	46,001	858
Trade Desk, Cl A*	1,786	89
Travelport Worldwide	12,050	166
Trimble*	46,650	1,664
TrueCar*	79,600	1,586
TTM Technologies*	9,535	166
Tucows, Cl A*	1,000	54
Twilio, Cl A*	6,400	186
Ubiquiti Networks*	2,524	131
Ultra Clean Holdings*	3,474	65
Unisys*	4,782	61
Universal Display	53,358	5,829
Upland Software*	900	20
USA Technologies*	3,700	19
Varonis Systems*	34,030	1,266
VASCO Data Security International*	2,463	35
Veeco Instruments*	5,176	144
VeriFone Systems*	71,739	1,298
Verint Systems*	32,163	1,309
ViaSat*	5,414	358
Viavi Solutions*	22,497	237
VirnetX Holding*	3,600	16
Virtusa*	2,545	75
Vishay Intertechnology	191,175	3,174
Vishay Precision Group*	900	16
Web.com Group*	3,891	98
WebMD Health, Cl A*	3,695	217
Workiva, Cl A*	2,694	51
Xactly*	2,864	45
Xcerra*	5,386	53
XO Group*	2,075	37
Xperi	145,965	4,350

Description	Shares	Value (000)
Yelp, Cl A*	8,000	$240
Yext*	1,500	20
Zebra Technologies, Cl A*	19,982	2,009
Zendesk*	39,106	1,086
Zix*	4,700	27

		172,390

Materials — 6.1%
A Schulman	62,445	1,998
Advanced Emissions Solutions	2,500	23
AdvanSix*	3,200	100
AgroFresh Solutions*	2,300	16
AK Steel Holding*	30,904	203
Alamos Gold, Cl A	57,115	410
Allegheny Technologies	10,502	179
American Vanguard	2,885	50
Ampco-Pittsburgh	699	10
AptarGroup	35,260	3,063
Avery Dennison	34,535	3,052
Balchem	3,158	245
Berry Global Group*	24,530	1,398
Boise Cascade*	7,837	238
Calgon Carbon	4,613	70
Carpenter Technology	63,133	2,363
Celanese, Cl A	14,200	1,348
Century Aluminum*	4,579	71
Chase	675	72
Chemours	33,600	1,274
Clearwater Paper*	1,823	85
Cliffs Natural Resources*	30,777	213
Codexis*	2,734	15
Coeur Mining*	18,749	161
Commercial Metals	157,991	3,070
Compass Minerals International	42,103	2,749
Core Molding Technologies*	900	19
Deltic Timber	1,173	88
Ferro*	8,030	147
Ferroglobe	184,421	2,204
Flotek Industries*	5,198	46
FMC	40,800	2,980
Forterra*	1,500	12
FutureFuel	2,038	31
GCP Applied Technologies*	7,372	225
Gold Resource	4,083	17
Graphic Packaging Holding	232,980	3,210
Greif, Cl A	2,573	144
Greif, Cl B	467	28

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
Handy & Harman*	200	$6
Hawkins	981	45
Haynes International	1,265	46
HB Fuller	5,110	261
Hecla Mining	40,637	207
Ingevity*	4,383	252
Innophos Holdings	1,779	78
Innospec	2,471	162
Intrepid Potash*	11,300	26
Kaiser Aluminum	1,715	152
KapStone Paper and Packaging	9,025	186
Klondex Mines*	18,900	64
KMG Chemicals	800	39
Koppers Holdings*	1,859	67
Kraton*	31,879	1,098
Kronos Worldwide	2,500	46
Louisiana-Pacific*	14,836	358
LSB Industries*	1,685	17
Materion	1,825	68
Mercer International	133,038	1,530
Minerals Technologies	3,561	261
Myers Industries	2,572	46
Neenah Paper	1,602	129
Olympic Steel	749	15
OMNOVA Solutions*	3,469	34
PH Glatfelter	79,280	1,549
Platform Specialty Products*	116,200	1,473
PolyOne	147,788	5,725
Quaker Chemical	1,284	186
Rayonier Advanced Materials	3,970	62
Ryerson Holding*	1,000	10
Schnitzer Steel Industries, Cl A	2,783	70
Schweitzer-Mauduit International	2,922	109
Sensient Technologies	4,545	366
Silgan Holdings	136,445	4,336
Stepan	1,996	174
Summit Materials, Cl A*	49,556	1,431
SunCoke Energy*	6,868	75
TimkenSteel*	3,421	53
Trecora Resources*	1,600	18
Tredegar	2,076	32
Trinseo	12,377	850
Tronox, Cl A	6,813	103
UFP Technologies*	523	15
United States Lime & Minerals	200	16
US Concrete*	24,262	1,906
Valhi	2,200	7

Description	Shares	Value (000)
Verso*	4,400	$21
Warrior Met Coal	2,000	34
Westlake Chemical	47,130	3,120
Worthington Industries	4,652	234

		58,795

Real Estate — 3.7%
Acadia Realty Trust‡	8,668	241
Agree Realty‡	2,460	113
Alexander & Baldwin	4,800	199
Alexander’s‡	194	82
Altisource Portfolio Solutions*	1,064	23
Altisource Residential‡	4,958	64
American Assets Trust‡	3,997	157
Armada Hoffler Properties‡	4,819	62
Ashford Hospitality Prime‡	3,078	32
Ashford Hospitality Trust‡	7,962	48
Bluerock Residential Growth, Cl A‡	1,933	25
Brandywine Realty Trust‡	58,428	1,024
Care Capital Properties‡	8,700	232
CareTrust‡	7,545	140
CatchMark Timber Trust, Cl A‡	4,437	50
CBL & Associates Properties‡	17,678	149
Cedar Realty Trust‡	6,741	33
Chatham Lodging Trust‡	3,445	69
Chesapeake Lodging Trust‡	6,177	151
City Office‡	2,718	35
Clipper Realty‡	1,179	15
Colony Starwood Homes‡	10,375	356
Community Healthcare Trust‡	1,030	26
Consolidated-Tomoka Land	300	17
CorEnergy Infrastructure Trust‡	976	33
Cousins Properties‡	42,698	375
CyrusOne‡	22,395	1,249
DiamondRock Hospitality‡	20,537	225
Easterly Government Properties‡	3,908	82
EastGroup Properties‡	3,433	288
Education Realty Trust‡	40,672	1,576
Farmland Partners‡	2,300	21
FelCor Lodging Trust‡	14,636	106
First Industrial Realty Trust‡	11,676	334
First Potomac Realty Trust‡	6,118	68
Forestar Group*	4,505	77
Four Corners Property Trust‡	5,816	146
Franklin Street Properties‡	10,095	112
FRP Holdings*	500	23
GEO Group‡	12,230	362

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
Getty Realty‡	2,501	$63
Gladstone Commercial‡	2,225	48
Global Medical‡	1,240	11
Global Net Lease‡	6,431	143
Government Properties Income Trust‡	6,735	123
Gramercy Property Trust‡	15,468	460
Healthcare Realty Trust‡	11,809	403
Hersha Hospitality Trust, Cl A‡	3,787	70
HFF, Cl A	3,746	130
Independence Realty Trust‡	7,375	73
InfraREIT‡	4,502	86
Investors Real Estate Trust‡	11,086	69
iStar‡ *	7,386	89
Jernigan Capital‡	1,100	24
Kennedy-Wilson Holdings	8,405	160
Kite Realty Group Trust‡	8,458	160
LaSalle Hotel Properties‡	11,686	348
Lexington Realty Trust‡	22,082	219
LTC Properties‡	4,050	208
Mack-Cali Realty‡	9,264	251
Marcus & Millichap*	1,300	34
Maui Land & Pineapple*	900	18
MedEquities Realty Trust‡	115,451	1,457
Monmouth Real Estate Investment, Cl A‡	6,512	98
Monogram Residential Trust‡	17,153	167
National Health Investors‡	4,109	325
National Storage Affiliates Trust‡	4,678	108
New Senior Investment Group‡	8,703	87
NexPoint Residential Trust‡	2,167	54
NorthStar Realty Europe‡	4,870	62
One Liberty Properties‡	1,501	35
Outfront Media‡	238,824	5,522
Parkway‡	3,856	88
Pebblebrook Hotel Trust‡	6,902	223
Pennsylvania‡	7,279	82
Physicians Realty Trust‡	57,128	1,151
Potlatch‡	45,787	2,092
Preferred Apartment Communities, Cl A‡	2,782	44
PS Business Parks‡	1,994	264
QTS Realty Trust, Cl A‡	45,757	2,394
Quality Care Properties‡ *	9,800	179
RAIT Financial Trust‡	7,497	16
Ramco-Gershenson Properties Trust‡	8,303	107
Rayonier‡	80,151	2,306

Description	Shares	Value (000)
RE/MAX Holdings, Cl A	1,728	$97
Retail Opportunity Investments‡	129,275	2,481
Rexford Industrial Realty‡	6,648	182
RLJ Lodging Trust‡	12,343	245
RMR Group	565	28
Ryman Hospitality Properties‡	4,526	290
Sabra Health Care‡	6,601	159
Saul Centers‡	1,222	71
Select Income‡	6,484	156
Seritage Growth Properties‡	2,639	111
St. Joe*	5,425	102
STAG Industrial‡	54,566	1,506
Stratus Properties	600	18
Summit Hotel Properties‡	10,520	196
Sunstone Hotel Investors‡	22,626	365
Tejon Ranch*	1,137	23
Terreno Realty‡	5,054	170
Tier‡	4,363	81
Trinity Place Holdings*	3,382	24
UMH Properties‡	2,928	50
Universal Health Realty Income Trust‡	1,338	106
Urban Edge Properties‡	10,018	238
Urstadt Biddle Properties, Cl A‡	2,803	56
Washington‡	7,955	254
Washington Prime Group‡	19,353	162
Whitestone, Cl B‡	4,085	50
Xenia Hotels & Resorts‡	11,084	215

		35,907

Telecommunication Services — 0.5%
ATN International	965	66
Boingo Wireless*	95,060	1,422
Cincinnati Bell*	3,836	75
Cogent Communications Holdings	4,228	169
Consolidated Communications Holdings	5,357	115
FairPoint Communications*	1,733	27
Frontier Communications	122,300	142
General Communication, Cl A*	2,785	102
Globalstar*	41,343	88
Hawaiian Telcom Holdco*	17,228	430
IDT, Cl B	1,500	22
Intelsat*	2,400	7
Iridium Communications*	8,936	99
Lumos Networks*	2,445	44
Ooma*	2,200	18
ORBCOMM*	6,770	76

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
pdvWireless*	800	$19
Shenandoah Telecommunications	4,448	137
Spok Holdings	1,800	32
Straight Path Communications*	926	166
Vonage Holdings*	195,572	1,279
Windstream Holdings	17,732	69

		4,604

Utilities — 1.5%
ALLETE	33,498	2,401
American States Water	3,716	176
AquaVenture Holdings*	68,202	1,039
Artesian Resources, Cl A	700	26
Atlantic Power*	9,958	24
Avista	6,570	279
Black Hills	5,496	371
Cadiz*	2,400	32
California Water Service Group	4,889	180
Chesapeake Utilities	1,618	121
Connecticut Water Service	1,041	58
Consolidated Water	1,400	17
Delta Natural Gas	558	17
Dynegy, Cl A*	376,058	3,110
El Paso Electric	3,997	207
Genie Energy, Cl B	1,200	9
Global Water Resources	1,000	10
IDACORP	5,172	441
MGE Energy	3,562	229
Middlesex Water	1,670	66
New Jersey Resources	8,643	343
Northwest Natural Gas	2,763	165
NorthWestern	4,835	295
NRG Yield, Cl A	3,677	63
NRG Yield, Cl C	6,583	116
ONE Gas	5,239	366
Ormat Technologies	4,041	237
Otter Tail	3,896	154
Pattern Energy Group, Cl A	7,277	174
PNM Resources	7,940	304
Portland General Electric	9,114	416
Pure Cycle*	2,200	17
RGC Resources	800	23
SJW Group	1,494	73
South Jersey Industries	7,941	271
Southwest Gas Holdings	4,883	357
Spark Energy, Cl A	1,000	19
Spire	4,834	337

Description	Shares	Value (000)
TerraForm Global, Cl A*	10,862	$55
TerraForm Power, Cl A*	9,143	110
Unitil	17,899	865
WGL Holdings	5,272	440
York Water	1,313	46

		14,059

Total Common Stock (Cost $823,227) (000)		920,838

EXCHANGE TRADED FUNDS — 0.3%
iShares Russell 2000	11,475	1,617
iShares Russell 2000 Value	12,372	1,471

Total Exchange Traded Funds (Cost $2,714) (000)		3,088

	Number of Rights
RIGHTS — 0.0%
Chelsea Therapeutics International† (B)	2,000	—
Durata Therapeutics† (B)	900	—
Dyax, Expires 12/31/2019 (B)	12,613	—
Media General† (B)	9,318	18
Tobira Therapeutics, Expires 12/31/2028 (B)	900	—

Total Rights (Cost $11) (000)		18

SHORT-TERM INVESTMENT — 4.2%
State Street Institutional Treasury Money Market Fund, Cl Institutional, 0.830% (C)	40,362,924	40,363

Total Short-Term Investment (Cost $40,363) (000)		40,363

Total Investments — 99.9% (Cost $866,315) (000)		$964,307

Percentages are based on net assets of $965,636 (000).

A list of the open futures contracts held by the Fund at June 30, 2017, is as follows (000):

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation
Russell 2000 Index E-MINI	161	Sep-2017	$(17)

For the six-months ended June 30, 2017, the monthly average value of futures contracts held was $14,877 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust
†	Expiration date is unavailable.
(A)	Security considered Master Limited Partnership. At June 30, 2017, this security amounted to $1,563 (000) or 0.16% of Net Assets.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Small Cap Equity Fund

(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of June 30, 2017, was $18 and represented 0.00% of net assets.
(C)	The rate reported is the 7-day effective yield as of June 30, 2017.

Cl — Class

Ser — Series

The following is a list of the level of inputs used as of June 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$920,838	$—	$—	$920,838
Exchange Traded Funds	3,088	—	—	3,088
Rights	—	—	18	18
Short-Term Investment	40,363	—	—	40,363

Total Investments in Securities	$964,289	$—	$18	$964,307

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Depreciation	$(17)	$—	$—	$(17)

Total Other Financial Instruments	$(17)	$—	$—	$(17)

**	Futures contracts are valued at the unrealized depreciation on the instrument.
^	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the six-months ended June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-months ended June 30, 2017, there were transfers between Level 1 and Level 3 assets and liabilities due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP International Equity Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
COMMON STOCK — 96.6%
Australia — 3.1%
Abacus Property Group‡	17,677	$44
Aconex*	11,154	32
Adelaide Brighton	16,920	73
AGL Energy	13,069	256
ALS	118,686	680
Altium	8,044	53
Alumina	403,352	595
Amcor	35,183	438
AMP	57,606	229
Ansell	7,188	131
APA Group	22,255	157
APN Outdoor Group	10,203	38
ARB	4,575	55
Ardent Leisure Group	28,933	42
Aristocrat Leisure	10,809	187
Asaleo Care	293,652	332
ASX	3,868	159
Aurizon Holdings	40,937	169
AusNet Services	36,668	49
Australia & New Zealand Banking Group	175,906	3,883
Australian Agricultural*	30,553	44
Australian Pharmaceutical Industries	28,482	42
Automotive Holdings Group	16,149	42
Aveo Group	16,907	36

Description	Shares	Value (000)
Bank of Queensland	6,907	$61
Bapcor	16,520	70
Beach Energy	97,396	43
Bega Cheese	8,574	43
Bendigo & Adelaide Bank	9,419	80
BHP Billiton	76,309	1,365
Blackmores	597	44
BlueScope Steel	112,833	1,146
Boral	21,896	117
Brambles	30,910	231
Breville Group	5,759	46
Brickworks	4,260	45
BT Investment Management	10,535	92
BWP Trust‡	30,570	70
Caltex Australia	13,745	334
carsales.com	48,287	427
Challenger	11,173	115
Charter Hall Group‡	22,471	95
Charter Hall Retail‡	16,316	51
CIMIC Group	1,961	59
Cleanaway Waste Management	584,191	617
Coca-Cola Amatil	101,837	723
Cochlear	1,099	132
Commonwealth Bank of Australia	33,878	2,156
Computershare	8,652	94
Corporate Travel Management	3,588	63
Costa Group Holdings	15,169	56
Credit Group	3,286	45
Cromwell Property Group‡	74,113	54
Crown Resorts	7,766	73
CSL	8,967	951
CSR	24,573	80
Dexus Property Group‡	20,323	148
Domino’s Pizza Enterprises	1,289	52
Downer EDI	30,087	148
DuluxGroup	76,176	406
Eclipx Group	16,752	46
Estia Health	12,273	29
Evolution Mining	58,645	109
Fairfax Media	590,988	499
FlexiGroup	14,134	20
Flight Centre Travel Group	1,077	32
Fortescue Metals Group	29,066	117
G8 Education	20,087	55
Galaxy Resources*	22,716	29
Gateway Lifestyle	22,481	34

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Genworth Mortgage Insurance Australia	14,780	$33
Goodman Group‡	34,843	211
GPT Group‡	33,823	125
GrainCorp, Cl A	13,684	99
Greencross	6,879	32
Growthpoint Properties Australia‡	13,544	33
GUD Holdings	40,701	404
Harvey Norman Holdings	11,807	35
Healthscope	33,196	56
HT&E	21,020	43
Iluka Resources	63,549	424
Incitec Pivot	33,499	88
Independence Group NL	24,101	58
Infigen Energy*	49,136	28
Insurance Australia Group	46,102	240
Investa Office Fund‡ *	20,314	69
InvoCare	4,743	54
IOOF Holdings	11,642	88
IRESS	8,734	86
James Hardie Industries	8,431	133
JB Hi-Fi	5,744	104
Lend Lease Group	10,587	135
Link Administration Holdings	19,646	119
Macquarie Atlas Roads Group	28,938	125
Macquarie Group	6,262	426
Magellan Financial Group	5,960	132
Mantra Group	21,476	50
Mayne Pharma Group*	80,915	67
McMillan Shakespeare	5,283	54
Medibank	53,779	116
Mesoblast*	8,090	13
Metcash*	172,699	319
Mineral Resources	7,968	66
Mirvac Group‡	70,934	116
Monadelphous Group	5,368	58
Myer Holdings	58,285	37
MYOB Group	19,451	51
Nanosonics*	14,941	29
National Australia Bank	118,924	2,705
National Storage‡	31,315	36
Navitas	9,589	36
Newcrest Mining	41,282	640
NEXTDC*	17,238	60
Nine Entertainment Holdings	45,602	48
Northern Star Resources	33,041	121
Nufarm	8,133	60

Description	Shares	Value (000)
Oil Search	27,454	$144
oOh!media	10,769	34
Orica	122,042	1,940
Origin Energy	34,276	181
Orocobre*	8,564	23
Orora	83,968	184
OZ Minerals	16,822	96
Pact Group Holdings	10,535	49
Perpetual	2,404	103
Platinum Asset Management	13,756	49
Premier Investments	6,088	59
Primary Health Care	22,786	64
Qantas Airways	8,014	35
QBE Insurance Group	26,662	242
Qube Holdings	50,921	103
Ramsay Health Care	2,825	160
REA Group	970	50
Regis Healthcare	9,607	29
Regis Resources	26,513	77
Reliance Worldwide	23,690	61
Resolute Mining	43,146	39
Retail Food Group	9,394	34
Rio Tinto	8,223	400
Sandfire Resources NL	10,875	47
Santos	62,704	146
Saracen Mineral Holdings*	48,702	44
Scentre Group‡	103,288	321
SEEK	6,566	85
Seven Group Holdings	5,236	44
Seven West Media	46,648	26
Shopping Centres Australasia Property Group‡	40,789	69
Sigma Healthcare	208,336	143
Sims Metal Management	8,463	99
Sirtex Medical	3,837	48
Sonic Healthcare	7,414	138
South32	99,960	206
Southern Cross Media Group	50,906	49
Spark Infrastructure Group	86,330	174
Spotless Group Holdings	294,795	261
St. Barbara*	29,730	66
Star Entertainment Grp	36,951	143
Steadfast Group	43,892	90
Stockland‡	48,242	162
Suncorp Group	25,070	285
Super Retail Group	8,170	51
Sydney Airport	21,104	115

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Syrah Resources*	16,717	$36
Tabcorp Holdings	16,824	57
Tassal Group	12,256	36
Tatts Group	25,547	82
Technology One	15,409	68
Telstra	80,912	268
TPG Telecom	6,699	29
Transurban Group	39,773	362
Treasury Wine Estates	14,083	142
Vicinity Centres‡	64,255	127
Viva Energy‡	25,338	44
Vocus Communications	27,862	72
Webjet	5,190	49
Wesfarmers	22,294	687
Western Areas	16,947	27
Westfield‡	38,404	237
Westpac Banking	64,140	1,504
Whitehaven Coal*	29,876	66
Woodside Petroleum	14,709	338
Woolworths	147,502	2,895
WorleyParsons	10,538	91

		41,315

Austria — 0.2%
ANDRITZ	4,554	274
BUWOG	5,026	145
Erste Group Bank	5,811	222
EVN	2,278	34
Immobilien Anlagen	4,380	107
IMMOFINANZ	42,036	96
Lenzing	611	109
Oesterreichische Post	7,786	338
OMV	2,771	144
Raiffeisen Bank International	2,687	68
RHI	1,567	58
S IMMO	2,508	36
Schoeller-Bleckmann Oilfield Equipment	735	48
Telekom Austria, Cl A	16,634	131
UNIQA Insurance Group	6,958	65
Vienna Insurance Group Wiener Versicherung Gruppe	2,387	67
Voestalpine	2,227	104
Wienerberger	26,495	602
Zumtobel Group	2,240	42

		2,690

Description	Shares	Value (000)
Belgium — 0.7%
Ablynx*	2,919	$38
Ackermans & van Haaren	987	164
Aedifica‡	836	73
Ageas	3,895	157
AGFA-Gevaert*	10,538	51
Anheuser-Busch InBev	26,452	2,922
Barco	595	61
Befimmo‡	1,222	73
Bekaert	1,854	95
bpost	4,448	107
Cie d’Entreprises CFE	453	64
Cofinimmo‡	1,100	135
Colruyt	1,239	65
D’ieteren	1,278	60
Econocom Group	7,910	66
Elia System Operator	1,744	99
Euronav	6,350	50
EVS Broadcast Equipment	1,300	52
Fagron	3,140	39
Gimv	1,200	73
Groupe Bruxelles Lambert	1,612	155
Ion Beam Applications	1,239	68
KBC Ancora	1,710	84
KBC Group	38,330	2,907
Kinepolis Group	847	47
Melexis	1,167	96
Nyrstar	4,983	30
Ontex Group	4,363	155
Orange Belgium	1,978	46
Proximus	2,919	102
Sofina	665	96
Solvay	1,446	194
Telenet Group Holding*	1,010	64
Tessenderlo Chemie*	1,755	75
UCB	2,471	170
Umicore	1,821	127
Warehouses De Pauw‡ *	892	94

		8,954

Brazil — 1.0%
AES Tiete Energia	400	2
Ambev ADR	358,633	1,969
B2W Cia Digital*	59,015	207
Banco do Brasil	18,200	147
BTG Pactual Group	77,824	351
Cia de Saneamento Basico do Estado de Sao Paulo	150,600	1,429

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Cia Energetica de Minas Gerais ADR	120,288	$289
Embraer	44,113	201
Grendene	122,100	940
JBS	222,900	443
LPS Brasil Consultoria de Imoveis*	111,935	153
MRV Engenharia e Participacoes	185,100	752
Natura Cosmeticos	110,227	851
Porto Seguro	106,378	983
Positivo Informatica	56,200	56
Qualicorp	28,200	246
Smiles	8,800	159
Tim Participacoes	106,203	316
Tim Participacoes ADR	74,040	1,096
TOTVS	71,000	646
Vale, Cl B ADR	272,309	2,384

		13,620

Canada — 2.3%
Advantage Oil & Gas*	9,800	66
Aecon Group	3,200	40
Ag Growth International	900	40
AGF Management, Cl B	3,300	17
AGT Food & Ingredients	1,100	20
Aimia	8,100	11
Air Canada, Cl B*	3,600	49
Alacer Gold*	16,300	26
Alamos Gold, Cl A	15,100	107
Alaris Royalty	2,000	36
Algonquin Power & Utilities	16,500	173
Allied Properties‡	1,400	42
Altius Minerals	2,300	19
Altus Group	1,800	39
Amaya*	6,200	111
Aritzia*	3,200	37
Artis‡	3,700	37
Athabasca Oil*	23,900	19
Atlantic Power*	6,900	16
ATS Automation Tooling Systems*	3,900	40
AutoCanada	1,400	21
Avigilon*	2,100	23
B2Gold*	48,800	138
Badger Daylighting	1,900	39
Bank of Nova Scotia	36,700	2,207
Baytex Energy*	13,200	32
Birchcliff Energy	11,900	56
Bird Construction	3,500	23
Boardwalk‡	1,100	40

Description	Shares	Value (000)
Bonavista Energy	13,700	$29
Bonterra Energy	1,900	25
Boralex	3,000	51
Brookfield Asset Management, Cl A	37,957	1,489
BRP	1,600	47
CAE	184,200	3,175
Canaccord Genuity Group	6,500	27
Canacol Energy*	10,100	33
Canadian Apartment Properties‡	3,300	85
Canadian Natural Resources	56,031	1,617
Canadian‡	1,800	64
Canadian Western Bank	4,100	87
Canfor*	3,600	54
Canfor Pulp Products	2,600	25
Canopy Growth*	7,500	46
Capital Power	4,300	81
Cara Operations	1,400	25
Cardinal Energy	5,400	20
Cascades	3,500	48
Celestica*	6,000	82
Centerra Gold	11,300	61
CES Energy Solutions	13,500	60
China Gold International Resources*	14,300	22
Cineplex	3,200	130
Clearwater Seafoods	2,200	19
Cogeco	300	16
Cogeco Communications	600	37
Colliers International Group	1,700	96
Cominar‡	4,500	44
Computer Modelling Group	4,600	36
Corus Entertainment	5,000	53
Cott	7,100	103
Crew Energy*	9,400	29
CRH Medical*	4,100	23
Denison Mines*	32,000	14
Descartes Systems Group*	4,000	97
Detour Gold*	8,900	104
DIRTT Environmental Solutions*	5,300	28
Dominion Diamond	4,200	53
Dorel Industries, Cl B	1,600	43
Dream Office‡	1,600	24
DREAM Unlimited, Cl A*	3,900	22
ECN Capital	20,000	62
Eldorado Gold	36,000	95
Element Financial	23,600	162
Enbridge Income Fund Holdings	5,000	124
Endeavour Mining*	3,600	62

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Endeavour Silver*	7,200	$22
Enercare	4,900	75
Enerflex	4,400	64
Enerplus	12,500	101
Enghouse Systems	1,000	41
Ensign Energy Services	7,500	40
Entertainment One	19,514	56
Equitable Group	700	32
Extendicare	4,500	36
Fairfax Financial Holdings	2,446	1,060
Fiera Capital, Cl A	2,800	30
First Majestic Silver*	8,500	71
First National Financial	900	19
FirstService	1,500	97
Fortuna Silver Mines*	8,500	42
Freehold Royalties	5,100	51
Genworth MI Canada	1,800	50
Gibson Energy	6,900	89
Gluskin Sheff + Associates	1,800	23
Granite t‡	800	32
Great Canadian Gaming*	2,600	48
Guyana Goldfields*	9,000	42
High Liner Foods	1,200	16
Home Capital Group, Cl B	3,300	43
Hudbay Minerals	12,200	71
Hudson’s Bay	4,000	36
IAMGOLD*	23,100	119
Innergex Renewable Energy	5,100	56
Interfor*	3,600	52
Intertape Polymer Group	2,900	55
Ivanhoe Mines, Cl A*	31,300	101
Just Energy Group	4,900	26
Kelt Exploration*	8,300	40
Killam Apartment‡	2,500	25
Kinaxis*	1,100	68
Kirkland Lake Gold	9,000	85
Klondex Mines*	9,500	32
Knight Therapeutics*	5,800	46
Labrador Iron Ore Royalty	3,400	41
Laurentian Bank of Canada	1,500	63
Loblaw	40,972	2,279
Lucara Diamond	15,500	33
Lundin Gold*	4,300	18
Lundin Mining	32,800	187
MacDonald Dettwiler & Associates	1,800	94
MAG Silver*	3,800	50
Major Drilling Group International*	4,800	31

Description	Shares	Value (000)
Maple Leaf Foods	4,000	$102
Martinrea International	4,900	40
Medical Facilities	2,100	24
MEG Energy*	12,500	37
Morneau Shepell	3,200	51
MTY Food Group	900	32
Mullen Group	5,500	68
Nevsun Resources	16,900	41
New Flyer Industries	2,600	109
New Gold*	29,400	93
NexGen Energy*	15,700	35
Norbord	2,100	65
North West	2,500	60
Northland Power	5,200	93
Novagold Resources*	12,800	58
NuVista Energy*	9,600	48
Obsidian Energy*	26,600	33
OceanaGold	31,100	94
Osisko Gold Royalties	5,400	66
Osisko Mining*	8,300	26
Painted Pony Energy*	7,400	27
Pan American Silver	7,600	128
Paramount Resources, Cl A*	3,100	46
Parex Resources*	7,900	90
Parkland Fuel	4,900	112
Pason Systems	4,000	60
Pengrowth Energy*	25,600	20
PrairieSky Royalty	22,628	515
Precision Drilling*	16,600	57
Premier Gold Mines*	10,700	24
Premium Brands Holdings	1,300	93
Pretium Resources*	7,800	75
ProMetic Life Sciences*	31,100	40
Pure Industrial Real Estate Trust‡	4,700	25
Quebecor, Cl B	3,700	122
Raging River Exploration*	12,000	75
Richmont Mines*	3,300	26
Ritchie Bros Auctioneers	17,402	500
Rogers Communications, Cl B	30,561	1,443
Rogers Sugar	4,600	22
Russel Metals	3,400	68
Sandstorm Gold*	8,400	32
Sandvine	8,200	27
Seabridge Gold*	2,300	25
Secure Energy Services	9,000	61
SEMAFO*	17,600	41
ShawCor	3,500	71

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Sienna Senior Living	2,100	$29
Sierra Wireless*	1,700	48
Silver Standard Resources*	6,200	60
Silvercorp Metals	9,100	29
Sleep Country Canada Holdings (A)	1,900	60
Spartan Energy*	9,667	46
Spin Master* (A)	1,000	30
Sprott	9,400	17
Stantec	5,500	139
Stella-Jones	2,300	78
Stornoway Diamond*	30,200	18
Student Transportation	4,800	29
Suncor Energy	119,717	3,498
Superior Plus	5,300	46
Surge Energy	15,600	25
Tahoe Resources	15,700	135
Tamarack Valley Energy*	10,300	18
TFI International	4,000	86
TMAC Resources*	1,800	20
TMX Group	1,900	103
TORC Oil & Gas	8,400	33
Torex Gold Resources*	4,100	78
Toromont Industries	3,800	140
Toronto-Dominion Bank	15,200	766
Total Energy Services	3,300	34
TransAlta	15,100	96
TransAlta Renewables	4,100	50
TransCanada	11,700	558
Transcontinental, Cl A	3,200	63
Trican Well Service*	18,650	52
Tricon Capital Group	5,700	51
Trilogy Energy*	4,900	18
Trinidad Drilling*	16,400	25
Trisura Group*	223	4
Uni-Select	1,900	46
Uranium Participation*	7,200	22
Valener	1,900	33
Wajax	1,400	24
Western Forest Products	24,700	45
WestJet Airlines	1,200	21
Westshore Terminals Investment	2,800	45
Whitecap Resources	18,700	134
Winpak	1,400	63
WPT Industrial‡	1,700	22
WSP Global	4,000	166

		30,144

Description	Shares	Value (000)
Chile — 0.2%
CAP	11,219	$89
Cia Cervecerias Unidas	58,333	768
Cia Cervecerias Unidas ADR	1,956	51
Cia Sud Americana de Vapores*	3,409,895	129
Enaex	7,928	88
Enersis Chile	3,847,896	423
Enersis Chile ADR	48,894	269
Inversiones La Construccion	4,669	58
Quinenco	329,424	912
SMU*	248,035	63

		2,850

China — 1.5%
51job ADR*	1,978	88
58.com ADR*	35,104	1,548
Alibaba Group Holding ADR*	45,284	6,381
Baidu ADR*	12,905	2,308
CECEP COSTIN New Materials Group*	1,134,000	65
Changyou.com ADR*	2,671	104
China Resources Beer Holdings	299,073	755
Momo ADR*	41,099	1,519
NetEase ADR	14,233	4,279
Phoenix New Media ADR*	27,094	71
Powerlong Real Estate Holdings	306,000	132
Tsingtao Brewery, Cl H	90,000	398
Weibo ADR*	29,565	1,965

		19,613

Colombia — 0.1%
Almacenes Exito	45,560	229
Bancolombia ADR	15,028	670

		899

Czech Republic — 0.0%
Komercni Banka	7,794	312

Denmark — 1.5%
ALK-Abello	331	49
Alm Brand	5,040	45
Ambu, Cl B	1,709	110
AP Moeller-Maersk, Cl A	72	137
AP Moeller-Maersk, Cl B	127	255
Bang & Olufsen*	2,591	43
Bavarian Nordic*	1,647	97
Carlsberg, Cl B	22,449	2,399
Chr Hansen Holding	1,856	135
Coloplast, Cl B	22,554	1,886

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Danske Bank	19,058	$732
DFDS	1,648	88
DONG Energy (A)	2,813	127
D/S Nordern	2,019	37
DSV	3,668	225
FLSmidth	2,002	126
Genmab*	1,116	238
GN Store Nord	44,572	1,301
H Lundbeck	1,300	73
ISS	7,501	295
Jyske Bank	3,278	190
Matas	2,915	46
Nets* (A)	4,939	98
NKT Holding	1,577	126
Novo Nordisk, Cl B	148,368	6,355
Novozymes, Cl B	4,457	195
Pandora	2,212	206
Per Aarsleff Holding	1,234	30
Rockwool International, Cl B	421	93
Royal Unibrew	2,633	126
Scandinavian Tobacco Group (A)	2,628	43
Schouw	707	76
SimCorp	2,075	126
Spar Nord Bank	5,375	71
Sydbank	4,010	151
TDC	15,100	88
Topdanmark*	2,881	92
Tryg	2,030	44
Vestas Wind Systems	27,186	2,510
William Demant Holding*	38,130	987

		20,051

Egypt — 0.0%
Telecom Egypt (B)	129,194	74

Finland — 0.9%
Amer Sports	16,496	413
Cargotec, Cl B	1,974	125
Caverion	4,850	39
Citycon	18,366	48
Cramo	2,180	65
DNA	5,961	95
Elisa	2,729	105
Fortum	8,477	133
Huhtamaki	4,606	181
Kemira	5,541	70
Kesko, Cl B	3,353	171
Kone, Cl B	6,545	333

Description	Shares	Value (000)
Konecranes, Cl B	3,333	$141
Metsa Board	11,345	82
Metso	2,247	78
Neste	2,513	99
Nokia	81,355	498
Nokian Renkaat	65,882	2,727
Oriola-KD, Cl B	8,262	35
Orion, Cl B	1,972	126
Outokumpu	16,041	128
Outotec	7,346	51
Ramirent	4,456	45
Sampo, Cl A	45,735	2,344
Sanoma	4,368	41
Sponda	12,920	75
Stora Enso	10,517	136
Technopolis	10,979	46
Tieto	2,939	91
Tikkurila	87,846	1,899
UPM-Kymmene	10,364	296
Uponor	3,160	57
Valmet	6,577	128
Wartsila, Cl B	8,747	516
YIT	6,213	52

		11,469

France — 6.6%
Accor	3,692	173
Aeroports de Paris	549	89
Air France-KLM*	6,472	92
Air Liquide	91,844	11,351
Airbus Group	22,715	1,868
Albioma	2,023	47
Alstom	3,008	105
Altamir	1,526	28
Alten	1,514	125
Altran Technologies	7,158	117
Arkema	1,297	138
Atos	1,872	263
AXA	60,688	1,660
Beneteau	2,664	46
BNP Paribas	38,212	2,753
Boiron	500	49
Bollore	16,217	74
Bonduelle SCA	714	27
Bouygues	4,048	171
Bureau Veritas	5,172	114
Capital Gemini	3,118	322

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Carrefour	11,021	$279
Casino Guichard Perrachon	1,086	64
Cellectis*	1,805	47
Christian Dior	1,059	303
Cie de Saint-Gobain	9,863	527
Cie Generale des Etablissements Michelin	3,379	448
Cie Plastic Omnium	2,976	109
CNP Assurances	3,310	74
Coface*	6,645	67
Credit Agricole	22,081	355
Danone	58,874	4,425
Dassault Aviation	49	68
Dassault Systemes	21,721	1,947
DBV Technologies*	958	67
Derichebourg	3,492	30
Edenred	22,253	579
Eiffage	1,388	126
Electricite de France	10,791	117
Elior Group (A)	5,631	164
Elis	10,990	252
Engie	214,963	3,244
Eramet*	411	20
Essilor International	4,095	522
Euler Hermes Group	663	79
Eurazeo	881	66
Eurofins Scientific	1,759	991
Europcar Groupe (A)	5,211	76
Eutelsat Communications	3,427	88
Faurecia	3,814	194
FFP	426	43
Fonciere Des Regions‡	668	62
Gaztransport Et Technigaz	1,586	63
Gecina‡	789	124
Genfit*	1,652	56
Groupe Eurotunnel	51,939	554
Groupe Fnac*	850	69
Guerbet	416	37
Havas	10,717	113
Hermes International	1,331	658
ICADE‡	742	62
Iliad	495	117
Imerys	1,766	154
Ingenico Group	1,154	105
Innate Pharma*	2,957	37
Ipsen	758	104
IPSOS	1,884	71

Description	Shares	Value (000)
JCDecaux	8,901	$292
Kering	1,495	509
Klepierre‡	4,386	180
Korian	2,312	79
LafargeHolcim	2,046	117
Lagardere	2,175	69
Legrand	46,220	3,233
LISI	1,334	64
L’Oreal	16,425	3,422
LVMH Moet Hennessy Louis Vuitton	22,453	5,599
Maisons du Monde* (A)	1,539	60
Mercialys‡	3,076	60
Metropole Television	1,525	35
Natixis	17,625	118
Naturex*	478	50
Neopost	9,678	449
Nexans	1,511	83
Nexity	2,241	130
Nokia	33,663	206
Orange	39,340	624
Orpea	2,098	234
Pernod Ricard	49,150	6,582
Peugeot	9,482	189
Publicis Groupe	3,842	287
Rallye	1,467	30
Remy Cointreau	453	53
Renault	3,444	312
Rexel	5,933	97
Rubis SCA	2,054	233
Safran	6,171	566
Sanofi	25,429	2,433
Sartorius Stedim Biotech	1,373	106
Schneider Electric	85,339	6,557
SCOR	3,391	134
SEB	435	78
SES, Cl A	7,262	170
Societe BIC	571	68
Societe Generale	15,117	813
Sodexo	1,795	232
SOITEC*	995	61
Solocal Group*	26,668	35
Sopra Steria Group	758	121
SPIE	4,197	126
STMicroelectronics	12,442	178
Suez	7,371	137
Tarkett	1,871	87
Technicolor	18,675	81

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
TechnipFMC*	3,593	$97
Teleperformance	5,687	729
Television Francaise 1	3,033	42
Thales	6,123	659
TOTAL	188,364	9,313
Trigano	395	47
Ubisoft Entertainment*	3,560	202
Valeo	4,641	313
Vallourec	32,278	197
Veolia Environnement	9,529	201
Vicat	3,298	232
Vinci	9,877	843
Virbac	514	82
Vivendi	20,336	452
Wendel	561	84
Worldline* (A)	1,932	66
Zodiac Aerospace	28,763	780

		87,087

Germany — 5.9%
Aareal Bank	2,745	109
adidas	7,951	1,523
ADO Properties (A)	1,731	73
ADVA Optical Networking*	3,594	37
AIXTRON*	5,982	42
Allianz	8,987	1,770
alstria office‡	7,154	97
Amadeus Fire	534	47
AURELIUS Equity Opportunities & KGaA	1,268	68
Aurubis	1,724	135
Axel Springer	10,802	649
BASF	31,226	2,892
Bayer	81,836	10,580
Bayerische Motoren Werke	71,362	6,625
BayWa	921	33
Bechtle	841	108
Beiersdorf	49,786	5,234
Bertrandt	318	32
Bilfinger	1,727	68
Brenntag	16,281	942
CANCOM	943	57
Capital Stage	6,773	48
Carl Zeiss Meditec	2,247	117
Cewe Stiftung & KGAA	442	37
Commerzbank	20,556	245
Compugroup Medical	1,337	75

Description	Shares	Value (000)
Continental	2,172	$469
Covestro(A)	2,161	156
CTS Eventim & KGaA	12,653	560
Daimler	18,942	1,371
Deutsche Bank	40,777	722
Deutsche Beteiligungs	954	43
Deutsche Boerse	3,739	395
Deutsche EuroShop	1,954	77
Deutsche Lufthansa	4,346	99
Deutsche Pfandbriefbank (A)	5,991	74
Deutsche Post	19,564	733
Deutsche Telekom	119,552	2,147
Deutsche Wohnen	6,894	264
Deutz	5,203	44
DIC Asset	4,010	44
Diebold Nixdorf	388	32
DMG Mori	884	50
Draegerwerk & KGaA	617	65
Drillisch	2,291	138
Duerr	1,375	163
E.ON	42,626	402
ElringKlinger	1,480	28
Evonik Industries	3,046	97
Evotec*	6,134	98
Fielmann	2,481	191
Fraport Frankfurt Airport Services Worldwide	803	71
Freenet	6,278	200
Fresenius & KGaA	8,182	701
Fresenius Medical Care & KGaA	23,277	2,238
GEA Group	6,692	274
Gerresheimer	3,099	249
Grammer	505	26
Grand City Properties	4,869	98
GRENKE	445	99
Hamborner‡	5,770	59
Hamburger Hafen und Logistik	1,660	36
Hannover Rueck	2,316	278
Hapag-Lloyd* (A)	1,184	34
HeidelbergCement	2,891	280
Heidelberger Druckmaschinen*	13,201	40
Henkel & KGaA	2,021	244
Hochtief	355	65
HUGO BOSS	1,247	87
Indus Holding	1,198	85
Infineon Technologies	22,391	472
Innogy (A)	2,596	102

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Isra Vision	171	$29
Jenoptik	2,663	70
Jungheinrich	2,620	96
K+S	3,864	99
KION Group	3,558	272
Kloeckner	4,814	51
Koenig & Bauer	837	57
Krones	798	92
KWS Saat	133	52
LANXESS	1,748	132
LEG Immobilien	3,077	289
Leoni	1,612	83
Linde	13,450	2,548
MAN	703	75
Merck KGaA	27,833	3,362
METRO	3,482	118
MorphoSys*	1,518	108
MTU Aero Engines	12,588	1,776
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	3,176	640
Nemetschek	1,079	80
Nordex*	3,743	46
Norma Group	1,695	88
OSRAM Licht	1,678	134
PATRIZIA Immobilien*	1,847	35
Pfeiffer Vacuum Technology	369	54
ProSiebenSat.1 Media	40,353	1,688
QIAGEN	21,924	729
Rational	145	77
Rheinmetall	2,233	212
RHOEN-KLINIKUM	1,341	39
RIB Software	2,853	48
Rocket Internet* (A)	2,656	57
RWE	10,304	205
S&T	1,839	28
SAF-Holland	3,068	53
Salzgitter	2,367	97
SAP	112,453	11,747
SGL Carbon*	4,038	50
Siemens	15,040	2,067
Siltronic*	987	84
Sixt	938	57
SLM Solutions Group*	804	35
Software	2,678	117
Stabilus	9,696	754
STADA Arzneimittel	2,963	210
Stroeer & KGaA	1,666	100

Description	Shares	Value (000)
Suedzucker	3,679	$77
Symrise	7,754	549
TAG Immobilien	5,802	91
Takkt	1,685	42
Telefonica Deutschland Holding	14,856	74
ThyssenKrupp	7,180	204
TLG Immobilien	3,748	77
TUI	14,808	215
Uniper	10,187	191
United Internet	2,350	129
Volkswagen	606	94
Vonovia	9,068	359
Vossloh	602	39
Wacker Chemie	737	80
Wacker Neuson	1,362	33
Wirecard	5,873	374
Wuestenrot & Wuerttembergische	769	17
XING	214	57
Zalando* (A)	2,244	103
zooplus*	327	65

		77,553

Greece — 0.3%
Aegean Airlines	27,543	261
Alpha Bank*	66,052	163
Athens Water Supply & Sewage	6,948	47
Fourlis Holdings*	39,035	262
Grivalia Properties‡	74,664	780
Hellenic Petroleum	8,507	81
JUMBO	14,904	272
Motor Oil Hellas Corinth Refineries	68,639	1,495
OPAP	13,107	148

		3,509

Hong Kong — 5.9%
Agricultural Bank of China, Cl H	4,839,000	2,287
AIA Group	1,467,000	10,720
Ajisen China Holdings	525,000	212
ASM Pacific Technology	5,300	71
Bank of China, Cl H	12,249,000	6,009
Bank of East Asia	23,719	102
Beijing Jingkelong, Cl H	172,000	49
BOC Hong Kong Holdings	73,000	349
Brightoil Petroleum Holdings*	242,000	65
BYD Electronic International	908,500	1,802
Cafe de Coral Holdings	22,000	71
Champion‡	128,000	81
Cheung Kong Property Holdings	59,722	468

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
China Construction Bank, Cl H	8,984,000	$6,961
China Goldjoy Group	380,000	25
China LNG Group	1,640,000	30
China Mengniu Dairy	283,000	555
China Merchants Holdings International	53,543	148
China Mobile	503,500	5,343
China National Materials	221,000	74
China Overseas Grand Oceans Group	273,000	146
China Petroleum & Chemical, Cl H	132,000	103
China Sunshine Paper Holdings	134,000	30
Chow Sang Sang Holdings International	23,000	54
CITIC Telecom International Holdings	144,000	46
CK Hutchison Holdings	170,384	2,138
CK Infrastructure Holdings	13,000	109
CLP Holdings	216,500	2,291
CMBC Capital Holdings	520,000	27
Country Garden Holdings	276,000	320
Dah Sing Banking Group	31,200	66
Dah Sing Financial Holdings	10,800	91
Digital Domain Holdings*	620,000	25
Esprit Holdings	1,240,777	660
Far East Consortium International	102,000	57
First Pacific	436,000	322
Freeman FinTech*	420,000	28
Galaxy Entertainment Group	46,000	279
Geely Automobile Holdings	1,675,000	3,613
Giordano International	110,000	63
Global Brands Group Holding*	3,174,000	333
Goodbaby International Holdings	244,000	101
Great Eagle Holdings	15,000	76
Guangnan Holdings	210,000	28
Guotai Junan International Holdings	137,000	42
Haitong International Securities Group	132,000	79
Hang Lung Group	16,000	66
Hang Lung Properties	42,000	105
Hang Seng Bank	14,800	310
Harbin Electric, Cl H	444,000	224
Henderson Land Development	22,983	128
Hengan International Group	69,826	515
Hisense Kelon Electrical Holdings, Cl A*	158,000	269
HK Electric Investments & HK Electric Investments (A)	48,658	45

Description	Shares	Value (000)
HKBN	72,000	$72
HKT Trust	74,740	98
Hong Kong & China Gas	162,917	306
Hong Kong Exchanges and Clearing	22,912	593
Hongkong & Shanghai Hotels	187,994	341
Hopewell Holdings	33,500	128
HSBC Holdings	697,824	6,493
Hysan Development	12,000	57
Industrial & Commercial Bank of China, Cl H	9,977,000	6,734
Johnson Electric Holdings	21,000	73
K Wah International Holdings	115,000	70
Kerry Logistics Network	45,000	67
Kerry Properties	11,000	37
Kingboard Chemical Holdings	992,500	3,954
Kingboard Laminates Holdings	1,203,000	1,451
Landing International Development*	3,420,000	34
Li & Fung	100,000	36
Li Ning*	961,791	733
Link‡	44,000	335
Luk Fook Holdings International	23,000	79
Man Wah Holdings	88,000	79
Melco Crown Entertainment ADR	4,873	109
Melco International Development	42,000	112
MGM China Holdings	16,000	36
MTR	28,180	159
New World Development	131,413	167
NWS Holdings	28,252	56
Orient Overseas International	11,000	79
Pacific Basin Shipping	229,000	50
Pacific Textiles Holdings	68,000	78
PCCW	80,136	46
Poly Property Group	135,000	59
Power Assets Holdings	27,000	238
Prosperity‡	129,000	55
Road King Infrastructure	63,000	78
Sands China	47,200	216
Scud Group*	252,000	—
Shangri-La Asia	26,000	44
Shenzhou International Group Holdings	41,579	273
Shimao Property Holdings	79,500	136
Shun Tak Holdings	138,000	63
Sino Land	57,957	95
Sinotruk Hong Kong	854,500	621
SITC International Holdings	82,485	65

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
SJM Holdings	33,000	$35
SmarTone Telecommunications Holdings	95,447	125
Stella International Holdings	123,448	221
Sun Hung Kai Properties	28,893	424
Sunlight‡	111,000	73
Swire Pacific, Cl A	9,500	93
Swire Properties	21,600	71
Techtronic Industries	26,000	120
Television Broadcasts	112,600	424
Texwinca Holdings	44,000	27
Tianneng Power International	410,000	337
Tingyi Cayman Islands Holding	501,014	594
Town Health International Medical Group	274,000	24
Truly International Holdings	106,000	37
Value Partners Group	62,000	56
VTech Holdings	9,300	147
Want Want China Holdings	1,326,996	896
Weichai Power, Cl H	153,000	134
Weiqiao Textile, Cl H*	145,000	104
Welling Holding	120,000	27
WH Group (A)	153,601	155
Wharf Holdings	24,000	199
Wheelock	16,000	121
Wynn Macau	31,200	73
Xinyi Glass Holdings	94,000	93
Yue Yuen Industrial Holdings	14,500	60
Yuexiu Transport Infrastructure	46,000	33
Zhongsheng Group Holdings	221,500	413

		77,932

India — 1.4%
Axis Bank	54,424	436
Balkrishna Industries	7,941	204
Bharat Petroleum	90,057	891
Bharti Airtel	80,914	475
Century Enka	7,644	46
Gujarat Narmada Valley Fertilizers & Chemicals	55,910	232
Hindalco Industries	346,686	1,024
Housing Development Finance	112,656	2,815
Indian Bank	18,056	79
Indian Oil	474,746	2,829
Infosys ADR	199,400	2,995
Jindal Stainless Hisar*	44,257	83
Kalpataru Power Transmission	11,125	56
Kirloskar Ferrous Industries	29,669	45

Description	Shares	Value (000)
Mahindra & Mahindra	27,045	$564
Mangalore Refinery & Petrochemicals*	318,006	582
Polyplex	3,769	25
Rain Industries	52,329	94
Rural Electrification	81,163	216
Shriram Transport Finance	9,123	141
State Bank of India GDR	7,530	320
Tata Consultancy Services	116,812	4,269
Thirumalai Chemicals*	2,634	34
Vijaya Bank	75,415	84
Wipro	92,490	370
WNS Holdings ADR*	5,867	202

		19,111

Indonesia — 0.7%
Adaro Energy (B)	1,540,100	183
Bank CIMB Niaga* (B)	783,900	69
Bank Negara Indonesia Persero (B)	3,771,200	1,867
Bank Pembangunan Daerah Jawa Timur (B)	467,000	23
Bank Tabungan Negara Persero (B)	8,193,200	1,603
Delta Dunia Makmur*	5,031,800	321
Japfa Comfeed Indonesia (B)	739,500	76
Media Nusantara Citra* (B)	3,546,543	489
Telekomunikasi Indonesia Persero (B)	12,669,200	4,289
Timah Persero (B)	2,112,200	117
United Tractors (B)	49,600	102

		9,139

Ireland — 0.6%
Bank of Ireland*	3,305,933	868
C&C Group	16,802	62
CRH	157,626	5,576
Dalata Hotel Group*	12,904	71
Glanbia	9,278	182
Green‡	40,166	65
Hibernia‡	44,957	71
Irish Continental Group	60,679	352
Irish Residential Properties‡	28,213	44
Origin Enterprises	8,245	60
Paddy Power Betfair	5,533	591
Ryanair Holdings ADR*	545	59
Smurfit Kappa Group	11,763	366

		8,367

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Israel — 0.5%
Airport City*	4,385	$61
Alony Hetz Properties & Investments (B)	7,606	77
Amot Investments (B)	8,733	46
Azrieli Group (B)	881	49
Bank Hapoalim (B)	20,366	137
Bank Leumi Le-Israel (B)	27,633	134
Bezeq The Israeli Telecommunication	38,296	64
Cellcom Israel* (B)	4,095	39
Check Point Software Technologies*	30,070	3,279
Delek Group (B)	245	54
Elbit Systems (B)	452	56
First International Bank of Israel (B)	2,906	53
Frutarom Industries (B)	736	51
Gazit-Globe (B)	6,433	62
Harel Insurance Investments & Financial Services(B)	8,750	52
Israel* (B)	277	59
Israel Chemicals (B)	10,618	50
Israel Discount Bank, Cl A* (B)	64,421	171
Jerusalem Oil Exploration*	602	36
Mazor Robotics* (B)	1,951	33
Melisron (B)	1,149	60
Mizrahi Tefahot Bank (B)	2,827	51
Mobileye*	3,823	240
NICE-Systems (B)	1,111	89
Oil Refineries (B)	106,818	47
Partner Communications* (B)	7,940	43
Paz Oil (B)	550	94
Radware*	3,266	57
Reit 1‡ (B)	15,102	56
Shikun & Binui (B)	17,998	47
Strauss Group (B)	3,577	70
Teva Pharmaceutical Industries (B)	12,219	405
Teva Pharmaceutical Industries ADR	5,453	181
Tower Semiconductor* (B)	4,918	118

		6,121

Italy — 1.5%
A2A	80,765	135
ACEA	3,110	47
Amplifon	5,212	69
Anima Holding (A)	11,268	81
Assicurazioni Generali	24,182	398
ASTM	2,749	48
Atlantia	9,014	254
Autogrill	6,330	77

Description	Shares	Value (000)
Azimut Holding	5,935	$119
Banca Generali	2,922	87
Banca IFIS	970	39
Banca Mediolanum	12,949	108
Banca Popolare di Sondrio SCPA	24,059	95
Banco BPM*	77,186	258
Beni Stabili SIIQ‡	48,661	35
Biesse	764	27
BPER Banca	24,720	123
Brembo	6,988	102
Brunello Cucinelli	1,727	45
Buzzi Unicem	5,334	133
Buzzi Unicem RNC	2,040	29
Cerved Information Solutions	9,854	105
CIR-Compagnie Industriali Riunite	17,051	24
CNH Industrial	137,167	1,553
Credito Emiliano	4,286	35
Danieli & C Officine Meccaniche	2,570	46
Datalogic	1,496	40
Davide Campari-Milano	55,840	394
De’ Longhi	3,363	105
DiaSorin	1,067	82
Ei Towers	928	54
Enav (A)	16,201	70
Enel	160,196	859
Eni	188,716	2,836
ERG	4,559	64
EXOR	2,077	113
Ferrari	2,442	210
Fiat Chrysler Automobiles*	20,639	218
Fincantieri*	28,316	32
FinecoBank Banca Fineco	20,205	159
Hera	36,283	111
Industria Macchine Automatiche	870	80
Infrastrutture Wireless Italiane (A)	12,834	73
Interpump Group	3,517	96
Intesa Sanpaolo	302,763	960
Intesa Sanpaolo RSP	19,236	57
Iren	31,236	72
Italgas	24,393	123
Italmobiliare	351	10
Juventus Football Club*	19,509	12
Leonardo-Finmeccanica	7,725	128
Luxottica Group	35,009	2,026
MARR	1,816	43
Mediaset*	24,396	95
Mediobanca	11,097	110

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Moncler	7,024	$165
OVS(A)	8,748	62
Piaggio & C	333,522	823
Poste Italiane (A)	10,447	72
Prysmian	4,054	119
RAI Way (A)	4,576	23
Recordati	2,119	86
Reply	327	60
Saipem*	155,761	576
Salini Impregilo	10,123	35
Salvatore Ferragamo	2,673	71
Saras	24,143	56
Snam	431,027	1,878
Societa Cattolica di Assicurazioni SCRL	8,793	68
Societa Iniziative Autostradali e Servizi	4,665	51
Technogym (A)	1,049	8
Telecom Italia*	226,849	209
Telecom Italia RSP	119,555	88
Tenaris	9,451	147
Terna Rete Elettrica Nazionale	28,144	152
Tod’s	534	33
UniCredit	101,017	1,887
Unione di Banche Italiane	52,631	226
Unipol Gruppo Finanziario	22,572	99
UnipolSai	19,210	42
Yoox Net-A-Porter Group, Cl A*	2,977	82

		20,422

Japan — 15.3%
77 Bank	21,000	103
ABC-Mart	700	41
Acom	6,600	30
Activia Properties‡	27	115
Adastria	1,800	50
ADEKA	4,900	74
Advance Residence Investment‡	62	154
Advantest	8,000	137
Aeon	12,200	185
Aeon Delight	3,000	97
AEON Financial Service	10,500	221
AEON Investment‡	73	80
Aeon Mall	2,100	41
Ai Holdings	1,900	51
Aica Kogyo	3,000	91
Aichi Steel	1,000	39
Aida Engineering	4,800	46

Description	Shares	Value (000)
Aiful*	16,700	$61
Ain Holdings	1,300	94
Air Water	3,000	55
Aisin Seiki	3,400	175
Ajinomoto	10,800	233
Akita Bank	15,000	44
Alfresa Holdings	39,000	751
Alpine Electronics	3,000	45
Alps Electric	3,900	112
Amada Holdings	6,800	78
Amano	3,200	67
ANA Holdings	23,000	80
Anritsu	7,000	63
AOKI Holdings	2,400	30
Aomori Bank	14,000	50
Aoyama Trading	2,300	82
Aozora Bank	22,000	84
Arcs	2,400	52
Ariake Japan	1,100	77
As One	1,100	51
Asahi Glass	4,000	168
Asahi Group Holdings	7,500	282
Asahi Holdings	1,500	25
Asahi Intecc	2,300	104
Asahi Kasei	25,000	268
Asatsu-DK	2,300	57
Asics	3,200	59
ASKUL	1,300	40
Astellas Pharma	42,500	519
Atom	3,900	27
Autobacs Seven	3,700	60
Avex Group Holdings	1,800	24
Awa Bank	11,000	75
Axial Retailing	1,200	46
Azbil	11,400	433
Bank of Iwate	1,300	52
Bank of Kyoto	6,000	57
Bank of Nagoya	800	30
Bank of the Ryukyus	3,500	51
Belc	600	30
Belluna	2,500	30
Benefit One	1,100	44
Benesse Holdings	1,300	49
Bic Camera	5,100	54
BML	1,700	33
Bridgestone	15,200	655
Brother Industries	4,500	104

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Calbee	1,500	$59
Canon	105,500	3,580
Canon Marketing Japan	2,400	55
Capcom	2,200	52
Casio Computer	14,700	226
Central Glass	10,000	43
Central Japan Railway	2,840	462
Chiba Bank	13,000	94
Chiyoda	7,000	41
Chiyoda Co.	900	24
Chofu Seisakusho	1,800	43
Chubu Electric Power	12,600	167
Chudenko	2,400	62
Chugai Pharmaceutical	4,500	168
Chugoku Bank	2,900	43
Chugoku Electric Power	5,100	56
Ci:z Holdings	1,400	53
Citizen Holdings	16,700	117
CKD	3,600	55
Clarion	8,000	30
Coca-Cola West	2,400	69
cocokara fine	1,100	54
COLOPL	3,400	34
Colowide	3,600	61
Comforia Residential‡	31	67
COMSYS Holdings	6,000	123
Concordia Financial Group	24,300	122
Cosmo Energy Holdings	2,900	46
Cosmos Pharmaceutical	500	97
Create SD Holdings	1,900	44
Credit Saison	2,900	57
CyberAgent	5,200	161
CYBERDYNE*	2,000	27
Dai Nippon Printing	10,000	110
Daibiru	4,400	46
Daicel	5,600	70
Daido Steel	14,000	81
Daifuku	11,300	337
Daihen	6,000	47
Dai-ichi Life Holdings	111,700	2,014
Daiichi Sankyo	11,300	266
Daiichikosho	1,900	89
Daikin Industries	32,000	3,264
Daikyo	18,000	37
Daikyonishikawa	3,000	40
Daio Paper	4,600	62
Daiseki*	2,000	44

Description	Shares	Value (000)
Daishi Bank	17,000	$78
Daito Trust Construction	1,400	218
Daiwa House Industry	15,600	533
Daiwa House Investment, Cl A‡	28	66
Daiwa Office Investment‡	18	91
Daiwa Securities Group	32,000	190
Daiwabo Holdings	9,000	31
DCM Holdings	5,100	45
Dena	2,000	45
Denka	24,000	124
Denso	202,300	8,530
Dentsu	4,300	205
Descente	3,000	41
Dexerials	2,300	22
DIC	4,100	147
Digital Garage	1,800	34
Dip	2,100	43
Disco	600	96
DMG Mori	5,500	90
Don Quijote Holdings	2,400	91
Doshisha	1,200	23
Doutor Nichires Holdings	2,100	45
Dowa Holdings	13,000	98
DTS	1,900	58
Duskin	2,500	64
Earth Chemical	900	46
East Japan Railway	20,100	1,920
Ebara	5,100	141
EDION	3,600	33
Eighteenth Bank	13,000	37
Eisai	5,220	288
Eizo	1,000	39
Electric Power Development	2,900	72
en-japan	1,600	42
euglena*	3,100	32
Exedy	2,100	59
Ezaki Glico	2,200	118
FamilyMart	1,600	91
Fancl	2,500	46
FANUC	17,980	3,463
Fast Retailing	1,000	333
FC Residential Investments‡ *	79	50
FCC	2,200	44
Financial Products Group	5,300	50
FP	1,200	65
Frontier Real Estate Investment‡	20	82
Fuji	1,000	26

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Fuji Electric	10,000	$53
Fuji Heavy Industries	17,900	603
Fuji Machine Manufacturing	3,400	49
Fuji Media Holdings	49,000	666
Fuji Oil Holdings	2,800	65
Fuji Seal International	2,300	63
Fuji Soft	2,000	56
Fujicco	1,600	37
FUJIFILM Holdings	49,300	1,771
Fujikura	13,100	110
Fujimori Kogyo	800	25
Fujitec	4,400	57
Fujitsu	38,000	280
Fujitsu General	3,000	69
Fukuoka Corp‡	41	63
Fukuoka Financial Group	38,000	180
Fukushima Industries	1,000	38
Fukuyama Transporting	8,000	51
Funai Soken Holdings	1,400	36
Furukawa	23,000	40
Furukawa Electric	3,500	156
Futaba	2,900	51
Fuyo General Lease	1,300	74
Global One Real Estate Investment‡	14	48
Glory	2,900	95
GLP J-Reit‡	119	128
GMO internet	5,000	65
GMO Payment Gateway	1,000	55
GNI Group*	5,000	29
Gree*	5,900	51
GS Yuasa	19,000	83
GungHo Online Entertainment	23,100	59
Gunma Bank	17,000	102
Gunze	11,000	39
Gurunavi	2,100	34
H2O Retailing	5,400	98
Hachijuni Bank	8,100	51
Hakuhodo DY Holdings	4,700	62
Hamamatsu Photonics	2,600	80
Hankyu Hanshin Holdings	4,700	169
Hankyu‡ *	35	43
Hanwa	11,000	79
Harmonic Drive Systems	1,800	62
Haseko	13,700	166
Hazama Ando	10,200	64
Heiwa	2,900	65
Heiwa Real Estate‡	61	47

Description	Shares	Value (000)
Heiwa Real Estate*	2,200	$35
Heiwado	2,300	49
Hikari Tsushin	400	42
Hino Motors	4,700	52
Hirata	200	21
Hirose Electric	8,800	1,253
Hiroshima Bank	10,000	44
HIS	2,100	63
Hisamitsu Pharmaceutical	1,200	57
Hitachi	341,000	2,090
Hitachi Capital	7,900	190
Hitachi Chemical	1,900	57
Hitachi Construction Machinery	2,100	52
Hitachi High-Technologies	1,300	50
Hitachi Kokusai Electric	3,100	72
Hitachi Maxell*	2,400	49
Hitachi Metals	4,300	60
Hitachi Transport System	2,600	61
Hitachi Zosen	8,600	42
Hogy Medical	700	47
Hokkaido Electric Power	11,400	87
Hokkoku Bank	16,000	61
Hokuetsu Bank	1,700	40
Hokuetsu Kishu Paper	8,800	69
Hokuhoku Financial Group	7,000	111
Hokuriku Electric Power	4,800	43
Hokuto	1,500	26
Honda Motor	209,400	5,703
Horiba	1,900	115
Hoshino Resorts‡	10	51
Hoshizaki Electric	1,700	154
Hosiden	2,500	29
House Foods Group	3,300	83
Hoya	154,200	7,996
Hulic	6,000	61
Hulic‡	53	83
Hyakugo Bank	12,000	49
Hyakujushi Bank	17,000	56
Ibiden	5,700	98
IBJ Leasing	2,000	48
Ichibanya	900	31
Ichigo Office‡	15,200	45
Idemitsu Kosan	1,600	45
IHI	31,000	105
Iida Group Holdings	2,500	42
Inaba Denki Sangyo	1,900	72
Inabata	4,200	56

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Industrial & Infrastructure Fund Investment‡	19	$86
Infomart	6,800	52
Inpex	18,600	179
Internet Initiative Japan	2,500	45
Invesco Office‡	50	47
Invincible Investment‡	193	83
Iriso Electronics	500	40
Isetan Mitsukoshi Holdings	45,600	456
Isuzu Motors	11,100	137
Ito En	3,100	113
ITOCHU	40,100	595
Itochu Techno-Solutions	2,700	94
Itoham Yonekyu Holdings	7,500	68
Iwatani	11,000	68
Iyo Bank	12,200	101
Izumi	2,100	119
J Front Retailing	4,800	74
J Trust	4,500	35
Jaccs	10,000	49
Jafco	2,100	84
Japan Airlines	6,200	191
Japan Airport Terminal	1,000	38
Japan Aviation Electronics Industry	3,000	41
Japan Display*	21,900	41
Japan Excellent‡	70	78
Japan Exchange Group	10,200	185
Japan Hotel‡	190	134
Japan Lifeline	1,100	47
Japan Logistics Fund‡	36	75
Japan Petroleum Exploration	2,300	48
Japan Post Bank	7,600	97
Japan Post Holdings	54,400	674
Japan Prime‡	15	52
Japan Real Estate Investment Trust‡	25	124
Japan Rental Housing Investments‡	97	72
Japan Retail Fund Investment‡	48	89
Japan Securities Finance	8,000	41
Japan Steel Works	3,100	48
Japan Tobacco	99,800	3,502
JFE Holdings	33,700	583
JGC	4,000	65
JINS	900	50
Joyful Honda	1,700	52
JSR	3,900	67
JTEKT	4,500	66
Juroku Bank	15,000	47

Description	Shares	Value (000)
JX Holdings	59,900	$261
kabu.com Securities	11,500	39
Kadokawa Dwango	3,800	49
Kagome	4,200	128
Kajima	17,000	143
Kakaku.com	2,400	34
Kaken Pharmaceutical	1,600	87
KAMEDA SEIKA*	900	44
Kamigumi	4,000	42
Kanamoto	1,800	60
Kandenko	5,000	53
Kaneka	5,000	38
Kanematsu	31,000	63
Kansai Electric Power	14,000	193
Kansai Paint	3,800	87
Kao	62,300	3,697
Kato Sangyo	2,000	54
Kawasaki Heavy Industries	29,000	86
Kawasaki Kisen Kaisha	46,000	110
KDDI	39,100	1,034
Keihan Holdings	10,000	63
Keihin	2,000	27
Keikyu	9,000	108
Keio	11,000	92
Keisei Electric Railway	2,700	72
Keiyo Bank	15,000	65
Kenedix	13,300	63
Kenedix Office Investment, Cl A‡	22	117
Kenedix Residential Investment‡	22	55
Kenedix Retail‡	26	55
Kewpie	5,300	139
Keyence	1,900	833
Kikkoman	2,900	93
Kinden	7,300	117
Kintetsu Group Holdings	35,000	135
Kintetsu World Express	2,600	46
Kirin Holdings	100,600	2,048
Kisoji	1,800	44
Kissei Pharmaceutical	1,700	46
Kitz	5,800	54
Kiyo Bank	4,100	71
Koa	1,600	30
Kobayashi Pharmaceutical	2,200	130
Kobe Steel	6,200	64
Koei Tecmo Holdings	2,700	53
Kohnan Shoji	2,300	43
Koito Manufacturing	2,200	113

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Kokuyo	4,300	$59
Komatsu	101,900	2,586
KOMEDA Holdings	2,000	32
Komeri	3,900	50
Komeri Co.	1,700	43
Konami Holdings	1,800	100
Konica Minolta	8,700	72
Kose	600	65
Kotobuki Spirits	1,400	46
K’s Holdings	4,200	82
Kubota	166,700	2,798
Kumagai Gumi	21,000	67
Kumiai Chemical Industry	4,800	28
Kuraray	6,800	123
Kureha	1,100	54
Kurita Water Industries	58,900	1,602
Kuroda Electric	1,500	29
Kusuri no Aoki	1,000	52
KYB	12,000	61
Kyocera	68,700	3,975
Kyokuto Kaihatsu Kogyo	2,200	35
KYORIN Holdings	2,200	49
Kyoritsu Maintenance	2,000	58
Kyowa Exeo	4,500	76
Kyowa Hakko Kirin	5,200	96
Kyudenko	2,300	82
Kyushu Electric Power	8,200	99
Kyushu Financial Group	6,700	42
Kyushu Railway	3,000	97
LaSalle Logiport‡	65	65
Lasertec	2,800	39
Lawson	900	63
Leopalace21	12,600	78
LINE*	1,000	34
Lintec	2,900	69
Lion	4,500	93
LIXIL Group	37,600	939
M3	4,000	110
Mabuchi Motor	1,000	50
Macnica Fuji Electronics Holdings	2,800	41
Maeda	25,000	275
Maeda Road Construction	4,000	80
Makino Milling Machine	6,000	49
Makita	4,500	166
Mandom	1,200	65
Mani	1,700	44
Marubeni	31,900	206

Description	Shares	Value (000)
Marudai Food	5,000	$23
Maruha Nichiro	2,500	66
Marui Group	13,100	193
Maruichi Steel Tube	1,200	35
Marusan Securities	5,200	43
Matsui Securities	6,300	51
Matsumotokiyoshi Holdings	4,600	261
Mazda Motor	11,400	159
McDonald’s Holdings Japan	1,300	50
MCUBS MidCity Investment‡	18	54
Mebuki Financial Group	20,000	74
Medipal Holdings	3,400	63
Megachips	1,100	27
Megmilk Snow Brand	2,800	78
Meidensha	10,000	34
MEIJI Holdings	2,400	194
Meitec	1,400	60
Milbon	800	45
Minebea	7,300	117
Miraca Holdings	1,000	45
Mirait Holdings	4,100	46
MISUMI Group	5,300	121
Mitsuba	2,200	40
Mitsubishi	45,060	944
Mitsubishi Chemical Holdings	27,600	228
Mitsubishi Electric	38,100	546
Mitsubishi Estate	57,700	1,075
Mitsubishi Gas Chemical	3,600	76
Mitsubishi Heavy Industries	226,000	924
Mitsubishi Logistics	23,000	306
Mitsubishi Materials	2,200	67
Mitsubishi Motors	13,300	88
Mitsubishi Pencil	2,400	68
Mitsubishi Shokuhin	1,200	34
Mitsubishi Tanabe Pharma	4,400	102
Mitsubishi UFJ Financial Group	265,800	1,785
Mitsubishi UFJ Lease & Finance	8,100	44
Mitsuboshi Belting	4,000	44
Mitsui	33,700	481
Mitsui Chemicals	18,000	95
Mitsui Engineering & Shipbuilding	46,000	65
Mitsui Fudosan	17,300	412
Mitsui Fudosan Logistics Park‡	13	39
Mitsui Mining & Smelting	29,000	113
Mitsui OSK Lines	22,000	65
Miura	4,600	89
Mixi	800	44

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Miyazaki Bank	13,000	$43
Mizuho Financial Group	925,400	1,691
Mizuno	7,000	40
Mochida Pharmaceutical	900	65
Monex Group	14,900	39
MonotaRO	3,100	100
Mori Hills Investment‡	77	95
Mori Trust Sogo‡	48	77
Morinaga	2,100	119
Morinaga Milk Industry	9,000	68
Morita Holdings	2,400	38
MOS Food Services	1,600	49
MS&AD Insurance Group Holdings	49,400	1,658
Murata Manufacturing	3,800	577
Musashi Seimitsu Industry	1,700	49
Musashino Bank	2,000	61
Nabtesco	2,300	67
Nachi-Fujikoshi	11,000	62
Nagaileben	2,100	49
Nagase	5,600	85
Nagoya Railroad	18,000	84
Nakanishi	1,400	57
Namco Bandai Holdings	37,600	1,280
Nankai Electric Railway	26,000	134
Nanto Bank	1,500	43
NEC	266,000	705
NEC Networks & System Integration	2,200	48
NET One Systems	5,600	53
Nexon	4,000	79
NGK Insulators	5,200	104
NGK Spark Plug	3,100	66
NH Foods	11,000	334
NHK Spring	9,700	102
Nichias	7,000	81
Nichicon	4,100	44
Nichiha	1,700	60
Nichi-iko Pharmaceutical	3,300	51
Nichirei	5,900	165
Nidec	4,700	481
Nifco	2,100	113
Nihon Kohden	68,400	1,578
Nihon M&A Center	3,300	121
Nihon Parkerizing	6,200	92
Nihon Unisys	3,700	58
Nikkiso	3,900	37
Nikkon Holdings	2,800	65
Nikon	41,200	658

Description	Shares	Value (000)
Nintendo	2,200	$738
Nippo	3,000	60
Nippon Accommodations Fund‡	25	104
Nippon Building Fund‡	26	133
Nippon Densetsu Kogyo	1,800	37
Nippon Electric Glass	1,800	65
Nippon Express	16,000	100
Nippon Flour Mills	2,800	45
Nippon Gas	2,300	74
NIPPON Investment‡	19	50
Nippon Kayaku	7,000	99
Nippon Light Metal Holdings	36,500	87
Nippon Paint Holdings	3,100	117
Nippon Paper Industries	5,400	110
Nippon Prologis‡	32	68
Nippon Seiki	3,000	60
Nippon Sheet Glass*	4,600	38
Nippon Shinyaku	2,500	160
Nippon Shokubai	1,300	84
Nippon Signal	10,800	99
Nippon Soda	8,000	44
Nippon Steel & Sumikin Bussan	1,000	48
Nippon Steel & Sumitomo Metal	14,800	333
Nippon Suisan Kaisha	66,700	389
Nippon Telegraph & Telephone	64,700	3,055
Nippon Television Holdings	32,520	546
Nippon Yusen	33,000	61
Nipro	6,900	90
Nishimatsu Construction	13,000	69
Nishimatsuya Chain	3,500	36
Nishi-Nippon Financial Holdings	7,000	73
Nishi-Nippon Railroad	15,000	67
Nishio Rent All	1,300	41
Nissan Chemical Industries	9,500	314
Nissan Motor	66,800	664
Nissan Shatai	5,000	50
Nissha Printing	1,800	50
Nisshin Oillio Group	7,000	41
Nisshin Seifun Group	4,000	66
Nisshin Steel	3,800	42
Nisshinbo Holdings	6,500	66
Nissin Electric	3,500	37
Nissin Foods Holdings	1,100	69
Nissin Kogyo	2,600	41
Nitori Holdings	1,600	214
Nitta	1,700	53
Nitto Boseki	10,000	48

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Nitto Denko	3,200	$263
Noevir Holdings	1,000	51
NOF	8,000	102
NOK	1,700	36
Nomura	8,800	200
Nomura Holdings	192,800	1,155
Nomura Real Estate Holdings	2,400	47
Nomura Real Estate Master Fund‡	76	104
Nomura Research Institute	2,500	98
Noritz	2,200	44
North Pacific Bank	17,900	63
NS Solutions	2,500	59
NSD	2,800	50
NSK	7,700	96
NTN	21,000	97
NTT Data	122,000	1,357
NTT DOCOMO	27,300	644
NTT Urban Development	46,600	449
Obara Group	800	44
Obayashi	111,000	1,305
Obic	4,160	255
OBIC Business Consultants	900	47
Odakyu Electric Railway	5,800	117
Ogaki Kyoritsu Bank	16,000	46
Ohsho Food Service	1,000	38
Oita Bank	11,000	42
Oji Holdings	16,000	83
Okamoto Industries	3,000	35
Okamura	3,400	32
Okasan Securities Group	10,000	64
Oki Electric Industry	5,200	74
Okinawa Electric Power	2,420	55
OKUMA	7,000	66
Okumura	10,000	67
Olympus	5,600	204
Omron	84,900	3,681
Ono Pharmaceutical	8,200	179
Onward Holdings	39,000	288
Open House	2,000	62
Oracle Japan	800	52
Orient	28,000	49
Oriental Land	4,200	283
ORIX	26,200	406
Orix JREIT‡	118	174
Osaka Gas	37,000	151
OSG	5,500	112
Otsuka	1,000	62

Description	Shares	Value (000)
Otsuka Holdings	19,200	$817
Outsourcing	900	44
Pacific Industrial	2,400	31
Pacific Metals*	7,000	18
PALTAC	1,700	57
PanaHome	4,000	43
Panasonic	43,500	589
Paramount Bed Holdings	1,100	48
Park24	2,000	51
Penta-Ocean Construction	16,300	93
PeptiDream*	3,600	114
Pigeon	6,000	218
Pilot	1,800	76
Piolax	1,800	50
Pioneer*	20,900	42
Plenus	1,400	30
Pola Orbis Holdings	1,900	50
Premier Investment‡	74	72
Press Kogyo	7,500	35
Pressance	3,100	41
Prima Meat Packers	9,000	53
Raito Kogyo	3,600	38
Rakuten	18,100	212
Recruit Holdings	21,300	365
Relo Group	5,200	101
Renesas Electronics*	21,300	185
Rengo	9,100	53
Resona Holdings	221,540	1,218
Resorttrust	4,200	77
Ricoh	78,600	693
Ricoh Leasing	1,500	52
Ringer Hut	1,100	24
Rinnai	600	56
Riso Kagaku	1,800	35
Rohm	1,900	146
Rohto Pharmaceutical	5,000	103
Round One	5,000	47
Royal Holdings	2,600	59
Ryobi	7,000	28
Ryohin Keikaku	1,200	299
Ryosan	1,700	62
Saeron Automotive	4,310	29
Saizeriya	1,900	55
Sakata INX	2,600	41
Sakata Seed	1,900	59
San-A, Cl A	1,000	44
San-Ai Oil	3,700	38

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Sangetsu	4,000	$69
San-In Godo Bank	9,200	77
Sanken Electric	9,000	38
Sankyo	800	27
Sankyu	12,000	78
Sanrio	3,400	67
Santen Pharmaceutical	7,200	98
Sanwa Holdings	10,300	108
Sanyo Chemical Industries	900	42
Sanyo Special Steel	6,000	34
Sapporo Holdings	3,400	94
Sato Holdings	1,900	48
Sawai Pharmaceutical	4,400	247
SBI Holdings	3,900	53
SCREEN Holdings	2,100	140
SCSK	6,200	278
Secom	10,300	780
Sega Sammy Holdings	3,200	43
Seibu Holdings	3,400	63
Seikagaku	2,800	47
Seiko Epson	5,300	118
Seiko Holdings	10,000	41
Seino Holdings	6,800	90
Seiren	3,100	49
Sekisui Chemical	17,000	304
Sekisui House	12,000	211
Sekisui House‡	50	60
Sekisui House SI Residential Investment‡	64	67
Sekisui Jushi	2,700	49
Senko	17,100	111
Senshu Ikeda Holdings	15,900	67
Seria	2,200	106
Seven & i Holdings	49,300	2,030
Seven Bank	10,700	38
Sharp*	28,000	104
Shibuya	1,100	33
Shiga Bank	14,000	72
Shikoku Bank	12,000	33
Shikoku Electric Power	8,600	101
Shima Seiki Manufacturing	1,400	65
Shimachu	2,300	55
Shimadzu	5,100	97
Shimamura	400	49
Shimano	1,500	237
Shimizu	58,000	615
Shin-Etsu Chemical	37,700	3,415

Description	Shares	Value (000)
Shinko Electric Industries	5,100	$43
Shinmaywa Industries	4,000	34
Shinsei Bank	35,000	61
Shionogi	5,760	321
Ship Healthcare Holdings	2,700	84
Shiseido	21,500	763
Shizuoka Bank	10,000	90
SHO-BOND Holdings	3,500	176
Shochiku	6,000	76
Showa	3,300	32
Showa Denko	6,900	160
Showa Sangyo	8,000	44
Showa Shell Sekiyu	3,100	29
Siix	1,000	40
SKY Perfect JSAT Holdings	7,800	33
Skylark	6,000	86
SMC	1,100	334
SMS	2,200	67
Sodick	3,500	41
SoftBank Group	27,500	2,224
Sohgo Security Services	1,400	63
Sojitz	62,300	153
Sompo Holdings	24,300	937
Sony	24,900	949
Sony Financial Holdings	3,200	54
Sosei Group*	900	99
Sotetsu Holdings	19,000	94
Square Enix Holdings	4,400	145
St. Marc Holdings	1,100	34
Stanley Electric	2,600	78
Star Micronics	2,200	36
Start Today	3,700	91
Starts	2,000	47
Sugi Holdings	1,900	102
Sumco	10,700	155
Sumitomo	23,100	300
Sumitomo Bakelite	11,000	77
Sumitomo Chemical	87,200	502
Sumitomo Dainippon Pharma	28,500	388
Sumitomo Electric Industries	33,100	508
Sumitomo Forestry	7,500	118
Sumitomo Heavy Industries	12,000	79
Sumitomo Metal Mining	10,000	133
Sumitomo Mitsui Construction	51,000	54
Sumitomo Mitsui Financial Group	59,400	2,314
Sumitomo Mitsui Trust Holdings	23,100	825
Sumitomo Osaka Cement	19,000	90

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Sumitomo Realty & Development	7,000	$216
Sumitomo Rubber Industries	3,300	56
Sumitomo Warehouse	9,000	57
Sundrug	1,300	48
Suntory Beverage & Food	6,300	292
Suruga Bank	3,500	85
Suzuken	1,500	50
Suzuki Motor	6,700	318
Sysmex	3,120	186
T&D Holdings	10,600	161
Tachi-S, Cl S	1,800	33
Tadano	6,100	73
Taiheiyo Cement	22,000	80
Taikisha	2,000	53
Taisei	20,000	182
Taisho Pharmaceutical Holdings	700	53
Taiyo Holdings	1,100	49
Taiyo Nippon Sanso	2,800	31
Taiyo Yuden	6,500	102
Takara Bio	3,300	46
Takara Holdings	8,300	86
Takara Standard	2,100	34
Takasago International	700	26
Takasago Thermal Engineering	2,700	44
Takashimaya	6,000	57
Takeda Pharmaceutical	14,000	711
Takeuchi Manufacturing	2,300	42
Takuma	4,100	41
TDK	4,600	302
TechnoPro Holdings	5,000	201
Teijin	3,600	69
Temp Holdings	17,900	334
Terumo	121,800	4,792
T-Gaia	1,700	32
The Bank of Okinawa	1,400	57
THK	2,400	68
TIS	4,500	125
TKC	1,200	35
Toagosei	7,200	93
Tobu Railway	19,000	104
TOC	3,100	29
Tochigi Bank	7,900	33
Toda	13,000	81
Toei	5,000	47
Toho	2,200	68
Toho Bank	15,000	53
Toho Gas	7,000	51

Description	Shares	Value (000)
Toho Holdings	2,500	$49
Toho Zinc	8,000	34
Tohoku Electric Power	57,700	799
Tokai Carbon	12,000	66
TOKAI Holdings	6,300	47
Tokai Rika	3,300	61
Tokai Tokyo Financial Holdings	13,600	75
Token	700	86
Tokio Marine Holdings	19,400	802
Tokuyama	18,000	87
Tokyo Broadcasting System Holdings	2,500	44
Tokyo Century	2,100	84
Tokyo Dome	6,400	58
Tokyo Electric Power Holdings*	28,200	116
Tokyo Electron	4,800	646
Tokyo Gas	76,000	395
Tokyo Ohka Kogyo	1,900	63
Tokyo Seimitsu	2,600	84
Tokyo Steel Manufacturing	6,600	56
Tokyo Tatemono	4,200	55
Tokyo TY Financial Group	1,800	50
Tokyu‡	57	69
Tokyu	21,000	160
Tokyu Construction	5,900	48
Tokyu Fudosan Holdings	10,300	61
TOMONY Holdings	9,300	45
Tomy	4,500	54
Topcon	6,000	103
Toppan Forms	3,100	32
Toppan Printing	10,000	110
Topre	2,200	59
Topy Industries	1,400	42
Toray Industries	74,000	620
Toridoll Holdings	1,500	39
Toshiba	80,000	193
Toshiba Machine	9,000	40
Toshiba Plant Systems & Services	3,000	47
Toshiba TEC	9,000	46
Tosoh	11,000	113
Totetsu Kogyo	1,900	58
TOTO	2,800	107
Towa Pharmaceutical	500	23
Toyo Ink SC Holdings	14,000	73
Toyo Seikan Group Holdings	31,400	529
Toyo Suisan Kaisha	10,300	393
Toyo Tire & Rubber	4,900	100

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Toyobo	45,000	$82
Toyoda Gosei	1,100	26
Toyota Boshoku	3,600	67
Toyota Industries	3,200	168
Toyota Motor	86,400	4,526
Toyota Tsusho	4,100	123
TPR	1,500	48
Transcosmos	1,600	38
Trend Micro	2,400	124
Trusco Nakayama	2,100	50
TS Tech	2,500	73
TSI Holdings	5,400	39
Tsubakimoto Chain	8,000	69
Tsumura	3,000	122
Tsuruha Holdings	700	74
TV Asahi Holdings	1,700	31
UACJ	17,000	47
Ube Industries	55,000	141
Ulvac	2,000	96
Unicharm	7,900	198
Unipres	2,500	55
United Arrows	1,200	39
United Super Markets Holdings	4,700	50
United Urban Investment‡	62	88
Unitika*	38,000	28
Universal Entertainment	1,200	37
Ushio	10,800	136
USS	4,300	85
V Technology	200	34
Valor Holdings	2,000	45
Wacoal Holdings	6,000	81
Wacom	9,400	30
Welcia Holdings	2,600	96
West Japan Railway	28,700	2,025
Xebio Holdings	1,900	33
Yahoo Japan	27,200	118
Yakult Honsha	1,700	116
YAMABIKO	2,500	27
Yamada Denki	101,400	502
Yamagata Bank	10,000	45
Yamaguchi Financial Group	4,000	48
Yamaha	3,200	110
Yamaha Motor	5,300	137
Yamanashi Chuo Bank	11,000	46
Yamato Holdings	32,120	650
Yamato Kogyo	2,000	51
Yamazaki Baking	2,300	46

Description	Shares	Value (000)
Yamazen	4,200	$43
Yaoko	1,100	47
Yaskawa Electric	4,900	104
Yodogawa Steel Works	1,200	32
Yokogawa Electric	4,500	72
Yokohama Rubber	2,500	50
Yonex	2,800	25
Yoshinoya Holdings	4,000	67
Yuasa Trading	1,300	39
Zenkoku Hosho	2,600	107
Zenrin	1,300	38
Zensho Holdings	4,900	89
Zeon	8,000	85
ZERIA Pharmaceutical	2,700	50
Zojirushi	2,400	27

		201,690

Kenya — 0.0%
Equity Group Holdings	275,700	100

Luxembourg — 0.1%
O’Key Group GDR	59,597	118
RTL Group	780	59
Ternium ADR	66,433	1,866

		2,043

Malaysia — 0.4%
Allianz Malaysia	8,400	25
Brem Holding*	213,616	48
CSC Steel Holdings	100,500	42
Genting	158,300	347
Heineken Malaysia	10,000	43
Hong Leong Bank	17,900	65
Hong Leong Industries	5,500	13
Hua Yang	68,800	17
Insas	330,800	83
JCY International	2,355,100	318
K&N Kenanga Holdings*	85,500	11
KSL Holdings*	551,500	158
Land & General	42,966	2
Lii Hen Industries	73,300	56
Lion Industries*	217,100	61
Malayan Banking	829,500	1,861
Malaysian Pacific Industries	39,000	122
Oldtown	106,500	71
Padini Holdings	564,500	463
Petron Malaysia Refining & Marketing	121,500	206

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Shell Refining Federation of Malaya*	63,000	$78
Tenaga Nasional	101,400	334
Top Glove	88,000	118
Tropicana	47	—
Unisem	1,138,600	950
ViTrox	33,500	63

		5,555

Mexico — 0.6%
America Movil, Cl L ADR	194,159	3,090
Cemex ADR*	149,845	1,412
Gruma, Cl B	8,578	112
Grupo Aeromexico*	229,400	472
Grupo Elektra DE	6,636	277
Grupo Financiero Interacciones, Cl O	5,337	28
Grupo Simec, Cl B*	9,691	34
Industrias Bachoco	63,853	305
Industrias CH, Cl B*	37,465	186
Macquarie Mexico Real Estate Management‡	72,709	86
OHL Mexico	805,976	1,163
Prologis Property Mexico‡	210,533	398
Vitro	25,669	108

		7,671

Netherlands — 3.3%
Aalberts Industries	4,722	188
ABN AMRO Group GDR (A)	5,384	143
Accell Group	1,516	50
Aegon	34,009	174
AerCap Holdings*	2,902	135
Akzo Nobel	62,833	5,460
Altice, Cl A*	7,523	174
Altice, Cl B*	2,099	48
AMG Advanced Metallurgical Group	1,376	40
APERAM	2,388	111
Arcadis	3,785	68
ArcelorMittal	30,100	683
ASM International	2,389	139
ASML Holding	8,936	1,165
ASR Nederland	4,168	141
Basic-Fit* (A)	2,102	38
BE Semiconductor Industries	2,065	110
Boskalis Westminster	160,989	5,229
Coca-Cola European Partners	4,335	176
Coca-Cola Femsa ADR	3,503	297

Description	Shares	Value (000)
Corbion	3,389	$108
Eurocommercial Properties‡	2,719	109
Euronext (A)	2,875	149
Flow Traders (A)	1,923	53
Fugro	104,793	1,556
Galapagos*	2,274	174
Gemalto	1,508	91
Heineken	26,415	2,568
Heineken Holding	2,009	184
IMCD Group	2,821	153
ING Groep	418,973	7,225
Intertrust (A)	2,763	56
Koninklijke Ahold Delhaize	57,295	1,095
Koninklijke BAM Groep	6,809	37
Koninklijke DSM	3,599	262
Koninklijke KPN	278,684	892
Koninklijke Philips	42,058	1,494
Koninklijke Vopak	1,408	65
NN Group	6,041	214
NSI‡	1,349	49
OCI*	3,700	81
Philips Lighting (A)	4,603	170
PostNL	20,980	98
Randstad Holding	63,353	3,700
Refresco Group (A)	3,246	66
Relx	158,889	3,266
Royal Dutch Shell, Cl A	23,308	619
SBM Offshore	78,635	1,260
Takeaway.com Holding BV* (A)	709	30
TKH Group	2,173	121
TomTom*	6,266	60
Unibail-Rodamco‡	1,962	494
Unilever	32,033	1,768
Vastned Retail‡	1,557	65
Wereldhave‡	2,283	112
Wessanen	4,629	78
Wolters Kluwer	5,870	248

		43,339

New Zealand — 0.2%
a2 Milk*	32,914	96
Air New Zealand	31,825	76
Argosy Property	55,907	43
Auckland International Airport	17,853	93
Chorus	24,318	83
Contact Energy	14,478	55
Fisher & Paykel Healthcare	27,864	234

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Fletcher Building	13,814	$81
Freightways	9,444	53
Genesis Energy	30,897	55
Goodman Property Trust‡	59,951	55
Infratil	22,938	50
Kiwi Property Group‡	65,975	68
Mercury NZ	14,657	36
Meridian Energy	24,236	52
Metlifecare	9,307	37
Precinct Properties New Zealand‡	53,513	48
Ryman Healthcare	7,001	43
SKY Network Television	24,017	61
SKYCITY Entertainment Group	32,875	98
Spark New Zealand	160,049	442
Summerset Group Holdings	13,379	46
Trade Me Group	17,670	69
Xero*	4,475	83
Z Energy	18,164	105

		2,162

Norway — 0.7%
Aker, Cl A	1,293	42
Aker BP	5,660	84
Aker Solutions	9,756	44
Atea	4,850	65
Austevoll Seafood	6,136	52
Bakkafrost P	2,416	91
Borregaard	6,251	77
DNB	38,474	654
DNO*	51,936	48
Entra (A)	5,500	69
Europris (A)	9,027	39
Frontline	6,294	36
Gjensidige Forsikring	4,008	69
Golden Ocean Group*	3,874	26
Hoegh LNG Holdings	4,320	43
Leroy Seafood Group	18,100	98
Marine Harvest	7,346	126
Nordic Nanovector*	1,782	16
Nordic Semiconductor*	10,403	41
Norsk Hydro	26,904	149
Norwegian Air Shuttle*	1,733	50
Norwegian Finance*	3,509	32
Opera Software	8,764	34
Orkla	16,275	166
Petroleum Geo-Services	20,677	36
Protector Forsikring	4,446	37

Description	Shares	Value (000)
Salmar	3,065	$76
Schibsted, Cl A	9,263	224
Schibsted, Cl B	9,743	215
Skandiabanken (A)	3,864	37
SpareBank 1 Nord Norge	6,350	43
SpareBank 1 SMN	7,369	63
Statoil	47,238	783
Stolt-Nielsen	2,089	29
Storebrand	24,371	168
Subsea 7	12,864	173
Telenor	14,609	242
TGS Nopec Geophysical	5,102	105
XXL (A)	6,428	62
Yara International	130,936	4,919

		9,363

Panama — 0.0%
Avianca Holdings ADR	3,928	26

Peru — 0.0%
Cia de Minas Buenaventura ADR	26,682	307

Philippines — 0.1%
Bloomberry Resorts*	1,080,300	198
Cebu Air	270,790	525
Energy Development	2,333,000	280
Lopez Holdings	1,322,800	189
Pepsi-Cola Products Philippines	214,000	14
San Miguel	144,580	298

		1,504

Poland — 0.6%
Bank Pekao	3,852	130
CD Projekt	75,756	1,759
Grupa Lotos*	60,862	838
ING Bank Slaski*	1,489	73
Polski Koncern Naftowy Orlen	112,309	3,390
Polskie Gornictwo Naftowe i Gazownictwo	1,337,820	2,282
Tauron Polska Energia	45,649	44
Trakcja*	27,135	111

		8,627

Portugal — 0.1%
Banco Comercial Portugues, Cl R*	501,953	135
Banco Espirito Santo* (B)	46,916	—
CTT-Correios de Portugal	7,572	48
EDP-Energias de Portugal	46,522	152
Galp Energia	10,023	152
Jeronimo Martins	4,934	96

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Navigator	14,840	$64
NOS	15,510	94
REN-Redes Energeticas Nacionais	16,831	53
Sonae	46,756	52

		846

Qatar — 0.3%
Barwa Real Estate‡ (B)	142,526	1,256
Mannai (B)	830	16
Ooredoo QSC (B)	63,688	1,600
Qatar Fuel QSC (B)	3,218	96
Qatar Islamic Bank SAQ (B)	7,532	190
Qatar National Bank SAQ (B)	6,021	209
United Development QSC (B)	36,420	170

		3,537

Russia — 0.4%
Lukoil PJSC ADR	3,189	156
Magnitogorsk Iron & Steel Works GDR	79,834	590
Sberbank of Russia PJSC ADR	478,746	4,955

		5,701

Singapore — 2.3%
Ascendas‡	50,200	95
Ascott Residence Trust‡	76,700	64
Asian Pay Television Trust	72,100	30
Cache Logistics Trust‡	62,100	41
CapitaLand	49,000	124
CapitaLand Commercial Trust‡	38,400	46
CapitaLand Mall Trust‡	49,600	71
CapitaLand Retail China Trust‡	42,800	51
CDL Hospitality Trusts‡	47,000	56
City Developments	7,500	58
ComfortDelGro	43,000	72
Croesus Retail Trust	41,400	35
Dairy Farm International Holdings	16,500	130
DBS Group Holdings	330,134	4,974
Ezion Holdings*	129,800	22
First‡	38,800	38
First Resources	36,900	51
Frasers Centrepoint Trust‡	36,400	57
Frasers Commercial Trust‡	47,222	49
Frasers Logistics & Industrial Trust‡	79,900	63
Genting Singapore	112,600	89
GL	191,400	99
Global Logistic Properties	52,100	108
Golden Agri-Resources	142,300	39
Great Eastern Holdings	37,500	677

Description	Shares	Value (000)
Haw Par	19,119	$156
Hongkong Land Holdings	569,000	4,187
Hutchison Port Holdings Trust, Cl U	95,600	41
Jardine Cycle & Carriage	2,033	65
Jardine Matheson Holdings	89,700	5,759
Jardine Strategic Holdings	4,300	179
Keppel	27,800	127
Keppel‡	106,400	88
Keppel DC‡	52,500	49
Lippo Malls Indonesia Retail Trust‡	128,700	42
M1	28,600	45
Manulife US‡	40,100	36
Mapletree Commercial Trust‡	81,800	95
Mapletree Greater China Commercial Trust‡	106,700	84
Mapletree Industrial Trust‡	69,400	94
Mapletree Logistics Trust‡	81,600	71
Noble Group	54,580	18
OUE	25,100	36
OUE Hospitality Trust‡	73,200	40
Oversea-Chinese Banking	62,072	486
Parkway Life‡	25,000	49
Raffles Medical Group	43,200	42
SATS	12,900	48
Sembcorp Industries	16,500	37
Sembcorp Marine	38,300	46
Singapore Airlines	10,800	79
Singapore Exchange	14,900	79
Singapore Post	69,300	67
Singapore Press Holdings	29,600	69
Singapore Technologies Engineering	29,000	78
Singapore Telecommunications	1,069,600	3,022
SPH‡	38,400	28
Starhill Global‡	103,300	59
StarHub	9,600	19
Suntec‡	48,600	66
United Engineers	25,500	51
United Industrial	16,648	38
United Overseas Bank	401,687	6,747
UOL Group	8,985	50
Venture	14,200	124
Wilmar International	33,400	81
Wing Tai Holdings	24,600	36
Yangzijiang Shipbuilding Holdings	41,800	36
Yanlord Land Group	37,300	48

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Yoma Strategic Holdings	82,400	$35

		29,871

South Africa — 1.3%
African Phoenix Investments*	468,971	24
Alviva Holdings	10,469	15
Anglo American*	32,319	434
Anglo American Platinum*	9,425	216
Bid	38,984	892
Blue Label Telecoms	171,180	196
Cie Financiere Richemont	45,705	378
Exxaro Resources	4,777	34
FirstRand	338,014	1,218
Grindrod	140,454	119
Investec	51,677	381
Kumba Iron Ore	25,303	331
Liberty Holdings	26,183	225
MMI Holdings	87,990	136
Mondi	17,537	455
MTN Group	42,985	375
Murray & Roberts Holdings	176,339	176
Old Mutual	126,276	316
Peregrine Holdings	228,876	506
Sappi	223,035	1,485
Sasol	108,270	3,032
Standard Bank Group	268,986	2,962
Telkom	129,903	611
Tiger Brands	105,400	2,963
Tsogo Sun Holdings	84,114	144
Wilson Bayly Holmes-Ovcon	9,970	107

		17,731

South Korea — 4.4%
Aekyung Petrochemical	5,130	70
Autech	7,427	93
CJ O Shopping	972	163
CKH Food & Health*	122,645	144
Dae Han Flour Mills	104	17
Daehan Steel	13,793	162
Daeyang Electric*	3,787	45
DK UIL	3,201	39
Dongbu HiTek*	5,663	111
Dongkuk Steel Mill	6,065	78
Dongyang E&P	10,103	121
GMB Korea	5,250	25
GS Home Shopping	1,040	210
Hana Financial Group	21,451	848
Hanwha Chemical	14,580	385

Description	Shares	Value (000)
Hite Jinro	10,095	$206
Hyundai BNG Steel	4,528	54
Hyundai Elevator	7,063	379
Hyundai Engineering & Construction	6,224	251
Hyundai Motor	5,608	782
Hyundai Robotics*	176	59
Kia Motors	76,106	2,541
KT	71,014	2,023
Kwangju Bank	5,257	60
LG	8,157	551
LG Display	22,171	719
LG Display ADR	177,864	2,859
LG Electronics	51,237	3,591
LG Innotek	4,974	717
LG Uplus	46,249	631
Lotte Chemical	7,875	2,368
LOTTE Himart	3,321	203
Lotte Shopping	2,532	672
LS	3,588	228
Mirae Asset Life Insurance	12,467	57
Moorim Paper*	35,210	87
POSCO	6,869	1,723
POSCO ADR	74,700	4,674
S-1	3,229	274
Sam Young Electronics	8,260	100
Samchully	548	59
Samsung Electronics	6,372	13,237
Samsung Fire & Marine Insurance	919	226
SeAH Holdings	225	30
Sejong Industrial	3,340	26
Sewon Precision Industry*	657	11
Shinhan Financial Group	37,186	1,603
SK Holdings	8,428	2,048
SK Hynix	116,363	6,855
SK Innovation	24,748	3,428
SK Telecom	7,922	1,842

		57,685

Spain — 1.8%
Abertis Infraestructuras	13,368	248
Acciona	1,357	119
Acerinox	43,678	598
ACS Actividades de Construccion y Servicios	4,428	4
ACS Actividades de Construccion y Servicios	4,799	185
Aena (A)	1,312	256

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Almirall	3,195	$52
Amadeus IT Group, Cl A	76,634	4,582
Applus Services	7,178	90
Atresmedia de Medios de Comunicacion	5,593	65
Axiare Patrimonio‡	4,186	72
Banco Bilbao Vizcaya Argentaria	131,647	1,092
Banco de Sabadell	104,048	211
Banco Santander	1,183,764	7,832
Bankia	20,102	97
Bankinter	12,907	119
Bolsas y Mercados Espanoles SHMSF	4,006	145
CaixaBank	69,648	333
Cellnex Telecom (A)	8,103	167
Cia de Distribucion Integral Logista Holdings	1,671	44
CIE Automotive	2,483	57
Codere*	52,126	26
Construcciones y Auxiliar de Ferrocarriles	1,267	52
Distribuidora Internacional de Alimentacion	12,082	75
Ebro Foods	3,513	80
Enagas	4,247	119
Ence Energia y Celulosa	12,055	49
Endesa	6,051	139
Euskaltel (A)	6,225	66
Faes Farma	14,354	48
Ferrovial	9,623	214
Financiera Alba	522	32
Fomento de Construcciones y Contratas*	5,158	56
Gamesa Tecnologica	4,811	103
Gas Natural SDG	6,992	164
Grifols	5,950	165
Grupo Catalana Occidente	1,907	80
Hispania Activos Inmobiliarios‡	5,992	99
Iberdrola	114,498	908
Indra Sistemas*	6,263	90
Industria de Diseno Textil	21,487	825
Inmobiliaria Colonial*	13,407	117
International Consolidated Airlines Group	12,839	102
Lar Espana Real Estate‡	5,946	55
Liberbank*	29,646	30
Mapfre	21,496	75
Mediaset Espana Comunicacion	36,151	450

Description	Shares	Value (000)
Melia Hotels International	5,755	$86
Merlin Properties‡	16,363	206
NH Hotel Group*	13,081	79
Obrascon Huarte Lain	4,219	15
Papeles y Cartones de Europa	2,447	21
Pharma Mar*	9,923	45
Prosegur Cia de Seguridad	14,056	91
Red Electrica	8,622	180
Repsol	23,213	355
Sacyr*	18,619	49
Saeta Yield	2,503	28
Talgo (A)	6,695	40
Tecnicas Reunidas	1,714	66
Telefonica	89,280	922
Telepizza Group* (A)	4,776	28
Viscofan	12,176	721
Zardoya Otis	18,843	195

		23,714

Sweden — 1.7%
AAK	1,304	95
AF, Cl B	3,778	78
Alfa Laval	5,733	117
Alimak Group (A)	1,701	28
Assa Abloy, Cl B	101,260	2,226
Atlas Copco, Cl A	13,255	508
Atlas Copco, Cl B	7,587	262
Attendo (A)	6,432	79
Avanza Bank Holding	1,530	67
Axfood	5,606	94
B&B Tools, Cl B	1,952	29
Betsson	7,402	64
Bilia, Cl A	5,524	55
BillerudKorsnas	8,637	137
BioGaia, Cl B	1,098	45
Boliden	5,471	149
Bonava, Cl B	4,433	76
Bravida Holding (A)	9,344	68
Bure Equity	3,389	39
Byggmax Group	3,223	23
Capio (A)	7,251	44
Castellum	12,733	187
Catena Media*	1,581	17
Clas Ohlson, Cl B	2,817	54
Cloetta, Cl B	13,786	57
Com Hem Holding	5,971	83
D Carnegie, Cl B*	1,607	22

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Dios Fastigheter	7,744	$43
Dometic Group (A)	14,595	127
Duni	2,885	42
Dustin Group (A)	2,977	25
Electrolux	4,585	150
Elekta, Cl B	17,554	166
Essity, Cl B*	11,806	323
Evolution Gaming Group (A)	1,248	65
Fabege	5,796	111
Fastighets Balder, Cl B*	4,997	121
Fingerprint Cards, Cl B	18,463	67
Getinge, Cl B	3,988	78
Granges	5,075	47
Haldex	2,147	27
Hansa Medical*	1,022	26
Hemfosa Fastigheter	8,219	89
Hennes & Mauritz, Cl B	111,919	2,789
Hexagon, Cl B	5,032	240
Hexpol	11,886	130
Hoist Finance (A)	4,878	50
Holmen, Cl B	2,561	111
Hufvudstaden, Cl A	4,416	73
Husqvarna, Cl B	7,953	79
ICA Gruppen	1,621	60
Industrivarden, Cl C	3,157	76
Indutrade	4,450	102
Intrum Justitia	3,593	122
Investment Oresund	2,006	37
Investor, Cl B	8,822	424
Inwido	3,769	53
JM	3,694	131
KappAhl	3,435	19
Kindred Group	11,004	124
Kinnevik	4,476	137
Klovern, Cl B	39,082	43
Kungsleden	12,088	74
L E Lundbergforetagen, Cl B	731	58
Lindab International	5,077	55
Loomis, Cl B	4,056	146
Lundin Petroleum*	3,745	72
Mekonomen	1,837	36
Millicom International Cellular	6,830	403
Modern Times Group, Cl B	12,307	424
Momentum Group, Cl B*	1,952	19
Mycronic	4,438	40
NCC, Cl B	4,039	114
NetEnt	11,609	102

Description	Shares	Value (000)
Nibe Industrier, Cl B	17,310	$163
Nobia	6,234	63
Nobina (A)	5,789	31
Nolato, Cl B	1,607	60
Nordax Group (A)	5,949	32
Nordea Bank	91,543	1,165
Oriflame Holding	2,284	86
Pandox, Cl B	4,623	83
Peab	9,155	111
Probi	325	22
Ratos, Cl B	11,922	57
RaySearch Laboratories	1,189	33
Recipharm, Cl B	3,389	49
Resurs Holding (A)	5,447	34
Saab, Cl B	3,037	150
Sandvik	75,200	1,183
Scandic Hotels Group (A)	4,385	57
Securitas, Cl B	5,840	98
Skandinaviska Enskilda Banken, Cl A	29,455	356
Skanska, Cl B	6,792	161
SKF, Cl B	7,432	151
SkiStar	1,147	27
SSAB*	40,000	148
Starbreeze*	11,079	19
Svenska Cellulosa, Cl B	30,638	232
Svenska Handelsbanken, Cl A	112,020	1,603
Sweco, Cl B	3,426	85
Swedbank, Cl A	17,896	436
Swedish Match	10,729	378
Swedish Orphan Biovitrum*	7,775	120
Tele2, Cl B	7,219	76
Telefonaktiebolaget LM Ericsson, Cl B	97,220	695
Telia	50,597	233
Thule Group (A)	5,327	100
Tobii*	4,961	23
Trelleborg, Cl B	10,973	250
Vitrolife	858	54
Volvo, Cl B	30,673	524
Wallenstam, Cl B	9,515	92
Wihlborgs Fastigheter	4,256	90

		21,883

Switzerland — 7.3%
ABB	39,244	969
Adecco Group	17,414	1,323
Allreal Holding	654	118
ams	2,781	181

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
APG SGA	101	$49
Arbonia*	2,534	46
Aryzta	4,342	143
Ascom Holding	2,956	60
Autoneum Holding	203	56
Baloise Holding	953	147
Banque Cantonale Vaudoise	116	86
Barry Callebaut	44	60
Basilea Pharmaceutica*	649	55
Bell	106	51
BKW	568	33
Bobst Group	559	54
Bossard Holding	355	72
Bucher Industries	345	109
Burckhardt Compression Holding	189	54
Burkhalter Holding	337	48
Cembra Money Bank	1,632	154
Chocoladefabriken Lindt & Sprungli	2	139
Chocoladefabriken Lindt & Sprungli	20	116
Cie Financiere Richemont	97,916	8,067
Clariant	14,973	330
Coca-Cola	3,384	100
Comet Holding	490	61
Conzzeta	73	72
COSMO Pharmaceuticals	360	63
Credit Suisse Group	46,261	669
Daetwyler Holding	425	72
DKSH Holding	2,656	216
dormakaba Holding	171	149
Dufry*	690	114
EFG International	6,277	41
Emmi	125	94
EMS-Chemie Holding	160	118
Flughafen Zuerich	945	232
Forbo Holding	63	103
GAM Holding	8,482	114
Geberit	4,504	2,101
Georg Fischer	204	197
Givaudan	179	358
Helvetia Holding	525	300
Huber + Suhner	805	60
Implenia	1,096	82
Inficon Holding	99	49
Intershop Holding	41	21
Julius Baer Group	4,358	229
Kardex	481	55
Komax Holding	249	73

Description	Shares	Value (000)
Kudelski	2,943	$50
Kuehne + Nagel International	8,298	1,385
LafargeHolcim	98,198	5,622
Leonteq	489	27
Logitech International	30,775	1,131
Lonza Group	1,475	319
Meyer Burger Technology*	34,458	43
Mobimo Holding	381	107
Nestle	225,464	19,622
Novartis	200,682	16,700
OC Oerlikon	10,756	141
Panalpina Welttransport Holding	616	87
Pargesa Holding	710	54
Partners Group Holding	335	208
PSP Swiss Property	1,947	182
Rieter Holding	183	42
Roche Holding	46,308	11,793
Schindler Holding	400	83
Schindler Holding Cert	812	172
Schweiter Technologies	61	79
SFS Group	967	110
SGS	106	257
Siegfried Holding	192	54
Sika	42	270
Sonova Holding	4,094	665
St. Galler Kantonalbank	142	63
Straumann Holding	188	107
Sulzer*	700	79
Sunrise Communications Group (A)	1,857	146
Swatch Group	16,641	6,145
Swatch Group Reg	1,013	74
Swiss Life Holding	638	215
Swiss Prime Site	1,366	124
Swiss Re	6,392	584
Swisscom	504	243
Tecan Group	611	115
Temenos Group	2,957	264
u-blox Holding	332	62
UBS Group	448,361	7,592
Valiant Holding	933	107
Valora Holding	208	66
VAT Group (A)	804	100
Vifor Pharma	923	102
Vontobel Holding	1,210	79
VZ Holding	180	58
Wolseley	4,911	301

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Ypsomed Holding	182	$37
Zurich Insurance Group	10,248	2,984

		97,113

Taiwan — 1.8%
AU Optronics ADR	833,621	3,801
Chroma ATE	173,000	557
Delta Electronics	86,516	474
PChome Online	61,224	473
Ruentex Industries	236,082	352
Silicon Motion Technology ADR	23,909	1,153
Taiwan Semiconductor Manufacturing	311,000	2,132
Taiwan Semiconductor Manufacturing ADR	413,033	14,441
Teco Electric and Machinery	803,387	772
United Microelectronics ADR	128,462	313
Yungtay Engineering	460,000	783

		25,251

Thailand — 1.1%
Advanced Information Technology	59,900	50
Amata NVDR	354,700	180
Bangchak Petroleum NVDR	260,200	257
Bangkok Bank	147,700	858
Bangkok Bank NVDR	21,200	115
Banpu NVDR	1,345,100	657
BEC World	338,700	209
Cal-Comp Electronics Thailand NVDR	1,123,419	99
Dhipaya Insurance NVDR	16,800	22
GFPT NVDR	1,194,100	682
Hana Microelectronics NVDR	723,000	1,069
Indorama Ventures NVDR	144,800	162
Kasikornbank	50,600	297
KGI Securities Thailand NVDR	747,900	88
Krung Thai Bank NVDR	757,700	419
MCS Steel NVDR	345,900	157
MFEC NVDR	216,800	33
Polyplex Thailand NVDR	159,000	62
PTT NVDR	289,800	3,157
PTT Exploration & Production NVDR	158,300	402
PTT Global Chemical NVDR	1,164,600	2,348
Sansiri	1,538,500	102
Siam Cement NVDR	24,400	362
Siamgas & Petrochemicals NVDR	624,900	259
Star Petroleum Refining NVDR	1,491,400	641
SVI NVDR	172,800	31

Description	Shares	Value (000)
Syntec Construction NVDR	2,826,500	$416
Thai Oil NVDR	172,100	400
Thai Storage Battery NVDR	4,900	30
Thai Vegetable Oil NVDR	176,300	157
Thai Wah	163,000	45
Tipco Asphalt NVDR	36,100	24
Tisco Financial Group NVDR	77,900	174

		13,964

Turkey — 0.9%
Albaraka Turk Katilim Bankasi	44,267	16
Anadolu Cam Sanayii	327,928	334
Arcelik	29,206	216
Dogan Sirketler Grubu Holding*	1,398,951	294
Eregli Demir ve Celik Fabrikalari	504,929	1,012
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret	20,606	66
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	85,387	100
TAV Havalimanlari Holding	61,098	328
Torunlar Gayrimenkul Yatirim Ortakligi‡	412,027	576
Turkiye Garanti Bankasi	1,225,788	3,411
Turkiye Halk Bankasi	244,795	915
Turkiye Is Bankasi, Cl C	919,209	1,946
Turkiye Sise ve Cam Fabrikalari	260,723	341
Turkiye Vakiflar Bankasi TAO, Cl D	931,118	1,712
Ulker Biskuvi Sanayi	37,924	239
Yapi ve Kredi Bankasi	204,733	261

		11,767

United Arab Emirates — 0.1%
Aldar Properties PJSC (B)	979,657	614
National Central Cooling PJSC (B)	265,588	151
Union National Bank PJSC (B)	43,378	55

		820

United Kingdom — 15.5%
3i Group	113,613	1,336
888 Holdings	11,179	37
AA	30,247	90
Abcam	9,574	121
Aberdeen Asset Management	16,968	67
Acacia Mining	9,546	37
Admiral Group	29,503	770
Advanced Medical Solutions Group	14,358	54
Aggreko	274,039	3,285
Aldermore Group*	13,476	38
Allied Minds*	13,370	29

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Amec Foster Wheeler	47,946	$292
Anglo American	325,457	4,341
Antofagasta	37,469	390
AO World*	14,060	21
Arrow Global Group	11,301	60
Ascential	14,647	62
Ashmore Group	18,501	85
Ashtead Group	9,936	206
ASOS*	2,645	198
Associated British Foods	6,927	265
Assura‡	95,907	80
AstraZeneca	24,883	1,664
Auto Trader Group (A)	50,929	252
AVEVA Group	4,004	101
Aviva	80,160	549
B&M European Value Retail	35,978	158
Babcock International Group	5,098	58
BAE Systems	179,876	1,484
Balfour Beatty	35,443	126
Bank of Ireland*	338,844	89
Barclays	1,314,511	3,471
Barratt Developments	40,315	295
BBA Aviation	51,421	206
Beazley	24,808	158
Bellway	5,939	230
Berendsen	26,764	429
Berkeley Group Holdings	2,595	109
BGEO Group	9,601	437
BHP Billiton	320,697	4,913
Big Yellow Group‡	8,604	89
Blue Prism Group*	1,802	18
Bodycote	9,250	91
boohoo.com*	36,244	110
Booker Group	84,376	205
Bovis Homes Group	6,642	83
BP	628,897	3,627
Brewin Dolphin Holdings	15,759	70
British American Tobacco	38,072	2,596
British Land‡	19,554	154
Britvic	14,606	132
BT Group, Cl A	166,969	640
BTG*	19,523	177
Bunzl	55,535	1,655
Burberry Group	8,567	185
Burford Capital	8,721	102
Cairn Energy*	30,803	69
Cairn Homes*	32,942	57

Description	Shares	Value (000)
Capita	94,328	$850
Capital & Counties Properties	37,494	143
Card Factory	16,784	65
Carillion	22,382	54
Carnival	66,817	4,421
Centamin	54,789	110
Centrica	118,821	310
Chemring Group	18,662	45
Chesnara	9,794	49
Cineworld Group	10,477	96
Clinigen Group	5,771	65
Close Brothers Group	13,844	271
Cobham	1,517,904	2,562
Compass Group	410,934	8,671
ConvaTec Group* (A)	261,804	1,089
Conviviality	12,620	51
Costain Group	8,460	51
Crest Nicholson Holdings	14,974	102
CRH	3,314	118
Croda International	2,509	127
CVS Group	3,754	62
CYBG*	43,723	157
Daily Mail & General Trust, Cl A	60,393	525
Dairy Crest Group	9,139	71
Dart Group	5,936	48
DCC	10,368	944
De La Rue	6,666	58
Debenhams	88,129	50
Dechra Pharmaceuticals	2,743	61
Derwent London‡	5,027	174
Devro	59,294	159
Diageo	360,277	10,644
Dialog Semiconductor*	3,938	168
Dignity	2,731	88
Diploma	6,481	93
Direct Line Insurance Group	25,761	119
Dixons Carphone	19,548	72
Domino’s Pizza Group	28,040	107
Drax Group	22,981	97
DS Smith	45,110	278
Dunelm Group	6,591	52
easyJet	23,778	420
EI Group*	31,666	53
Electrocomponents	24,218	182
Elementis	23,287	89
EMIS Group	3,892	47
Empiric Student Property‡	25,834	38

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
EnQuest*	64,935	$27
Equiniti Group (A)	21,540	70
Essentra	15,024	110
esure Group	16,869	66
Evraz*	20,328	55
Experian	146,845	3,013
Fenner	11,879	44
Ferrexpo	12,709	34
Fevertree Drinks	4,663	104
Firstgroup*	64,607	106
Fresnillo	4,392	85
G4S	272,234	1,157
Galliford Try	4,042	61
Genus	3,536	82
GKN	34,304	146
GlaxoSmithKline	96,540	2,056
Glencore	422,692	1,581
Global Ports Investments GDR*	117,622	412
Globaltrans Investment GDR	42,802	326
Go-Ahead Group	2,610	60
Grafton Group	11,482	105
Grainger	21,591	74
Great Portland Estates‡	15,439	120
Greencore Group	35,982	115
Greene King	15,072	132
Greggs	5,053	71
GVC Holdings*	52,433	517
Halfords Group	13,099	58
Halma	18,704	268
Hammerson‡	15,476	116
Hansteen Holdings‡	39,677	64
Hargreaves Lansdown	4,853	82
Hastings Group Holdings (A)	3,856	16
Hays	398,430	861
Hikma Pharmaceuticals	2,900	56
Hill & Smith Holdings	3,085	55
Hiscox	13,349	220
Hochschild Mining	14,664	52
HomeServe	105,234	1,008
Hon Hai Precision Industry GDR	143,541	1,105
Howden Joinery Group	31,002	164
HSBC Holdings	386,222	3,580
Hunting	9,101	58
Hurricane Energy*	49,594	21
Ibstock (A)	13,837	44
IG Group Holdings	80,240	594
Imagination Technologies Group*	16,218	32

Description	Shares	Value (000)
IMI	119,811	$1,866
Imperial Brands	18,883	848
Inchcape	34,391	338
Indivior	35,915	146
Informa	91,781	800
Inmarsat	8,964	90
InterContinental Hotels Group	3,505	195
Intermediate Capital Group	14,710	159
International Personal Finance	102,303	224
Interserve	8,135	25
Intertek Group	38,406	2,109
Intu Properties‡	16,299	57
Investec	12,891	96
IQE*	25,916	28
ITE Group	20,409	41
ITV	476,746	1,126
IWG	36,599	154
J D Wetherspoon	4,480	57
J Sainsbury	32,057	105
Jackpotjoy*	4,714	42
JD Sports Fashion	18,108	83
John Laing Group (A)	23,351	92
John Menzies	5,495	50
John Wood Group	19,121	160
Johnson Matthey	3,872	146
JRP Group	29,845	49
Jupiter Fund Management	66,436	437
Just Eat*	71,666	611
KAZ Minerals*	14,136	95
KCOM Group	33,252	39
Keller Group	4,669	53
Kerry Group, Cl A	3,079	265
Kier Group	5,707	91
Kingfisher	43,803	172
Kingspan Group	7,335	252
Ladbrokes	54,484	81
Laird	18,829	34
Lancashire Holdings	10,620	96
Land Securities Group‡	15,734	208
Legal & General Group	115,410	388
Lloyds Banking Group	8,641,713	7,446
London Stock Exchange Group	6,124	291
LondonMetric Property‡	32,330	70
Lookers	25,594	38
Lukoil PJSC ADR	4,112	200
Man Group	81,556	164
Marks & Spencer Group	30,556	133

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Marshalls	12,482	$61
Marston’s	43,067	68
McCarthy & Stone (A)	40,195	86
Mediclinic International	7,163	69
Meggitt	15,213	94
Melrose Industries	94,090	297
Merlin Entertainments (A)	167,752	1,050
Metro Bank*	3,230	151
Micro Focus International	11,407	337
Mitchells & Butlers	13,940	42
Mitie Group	18,791	68
Mondi	7,315	192
Moneysupermarket.com Group	112,350	518
Morgan Advanced Materials	14,553	54
N Brown Group	8,686	35
National Express Group	41,785	199
National Grid	92,713	1,149
NCC Group	12,432	27
NewRiver‡	13,140	60
NEX Group	97,706	795
Next	2,882	145
NMC Health	3,012	86
Non-Standard Finance (A)	105,590	101
Northgate	8,027	46
Nostrum Oil & Gas*	5,718	36
Ocado Group*	29,818	112
Old Mutual	95,939	242
OneSavings Bank	6,524	32
Ophir Energy*	49,122	55
Oxford Instruments	2,830	39
Paddy Power Betfair	6,628	706
Pagegroup	38,895	241
Paragon Group of	14,346	80
Paysafe Group*	23,378	156
Pearson	15,689	141
Pennon Group	20,250	218
Persimmon	6,151	180
Petra Diamonds*	33,528	48
Petrofac	10,289	59
Pets at Home Group	99,143	208
Phoenix Group Holdings	18,656	188
Playtech	31,601	392
Plus500	5,561	40
Polypipe Group	11,681	58
Premier Oil*	23,548	15
Primary Health Properties‡	35,567	53
Provident Financial	28,627	907

Description	Shares	Value (000)
Prudential	119,884	$2,751
Purplebricks Group*	10,473	59
PZ Cussons	16,517	74
QinetiQ Group	31,716	112
Randgold Resources	1,876	166
Rank Group	13,718	42
Reckitt Benckiser Group	89,324	9,056
Redde	20,863	44
Redefine International‡	95,102	49
Redrow	12,446	89
RELX	78,894	1,706
Renewi	39,435	43
Renishaw	1,926	91
Rentokil Initial	94,574	337
Restaurant Group	12,049	51
Restore	8,060	48
Rightmove	36,281	2,008
Rio Tinto	91,935	3,882
Rolls-Royce Holdings	248,831	2,888
Rotork	70,461	216
Royal Bank of Scotland Group*	69,110	223
Royal Dutch Shell, Cl A	87,685	2,324
Royal Dutch Shell, Cl B	330,076	8,867
Royal Mail	17,639	97
RPC Group	20,913	205
RPS Group	14,495	49
RSA Insurance Group	20,364	163
Safestore Holdings‡	13,160	72
Saga	59,448	162
Sage Group	21,082	189
Samsung Electronics GDR	5,390	5,579
Savills	7,536	86
Scapa Group	9,593	59
Schroders	2,366	96
Segro‡	18,602	119
Senior	26,343	80
Serco Group *	411,220	615
Severn Trent	4,437	126
Shaftesbury‡	10,071	128
Shawbrook Group (A)	8,550	38
Shire	17,809	984
SIG	30,237	59
Sirius Minerals*	227,710	90
Sky	39,105	506
Smith & Nephew	25,386	438
Smiths Group	80,153	1,667
Softcat	2,643	14

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Sophos Group (A)	14,810	$86
Sound Energy, Cl A*	34,244	34
South32	5,924	12
Spectris	22,729	747
Spirax-Sarco Engineering	3,777	263
Spire Healthcare Group (A)	17,536	74
Sports Direct International*	11,796	45
SSE	20,008	379
SSP Group	166,679	1,033
St. James’s Place	38,204	588
St. Modwen Properties	12,275	57
Stagecoach Group	125,771	305
Standard Chartered	140,613	1,423
Standard Life	38,615	201
Standard Life Investment Property Income Trust‡	21,212	25
State Bank of India GDR	44,900	1,908
Stobart Group	20,274	78
SuperGroup	3,232	63
Synthomer	13,541	86
TalkTalk Telecom Group	30,994	73
Tate & Lyle	8,685	75
Taylor Wimpey	65,411	150
Ted Baker	1,694	53
Telecom Plus	3,257	49
Tesco*	2,008,536	4,415
Thomas Cook Group	545,126	639
TP ICAP	27,380	167
Travis Perkins	253,536	4,805
Tritax Big Box‡	76,099	145
TUI	48,308	704
Tullow Oil*	70,259	138
UBM	21,146	190
UDG Healthcare	13,686	154
Ultra Electronics Holdings	4,154	111
Unilever	54,190	2,933
UNITE Group‡	12,958	110
United Utilities Group	13,624	154
Vectura Group*	38,165	56
Vedanta Resources	4,947	41
Vesuvius	12,505	86
Victrex	4,836	118
Virgin Money Holdings UK	14,963	52
Vodafone Group	636,939	1,806
Weir Group	146,989	3,314
WH Smith	36,140	806
Whitbread	3,581	185

Description	Shares	Value (000)
William Hill	31,834	$105
WM Morrison Supermarkets	42,377	133
Workspace Group‡	7,356	85
Worldpay Group (A)	134,244	549
WPP	337,441	7,093
WS Atkins	4,503	122
X5 Retail Group GDR*	6,887	239
ZPG (A)	14,387	68

		204,205

United States — 1.4%
Consumer Discretionary — 0.5%
Delphi Automotive	14,770	1,295
Nord Anglia Education*	2,500	81
SodaStream International*	1,148	61
Yum China Holdings*	141,686	5,588

		7,025

Consumer Staples — 0.0%
Gruma, Cl B	27,136	355

Energy — 0.0%
VTTI Energy Partners	1,954	38

Health Care — 0.0%
Neuroderm*	1,060	32
Taro Pharmaceutical Industries*	309	34

		66

Industrials — 0.6%
Caesarstone*	1,622	57
Canadian National Railway	63,968	5,185
Copa Holdings, Cl A	18,300	2,141
Kornit Digital*	666	13

		7,396

Information Technology — 0.3%
CyberArk Software*	1,606	80
Genpact	9,021	251
InterXion Holding*	3,930	180
Ituran Location and Control	1,323	41
NXP Semiconductors*	8,159	893
Orbotech*	2,343	76
Wix.com*	1,502	105
Yandex, Cl A*	112,913	2,962

		4,588

		19,468

Total Common Stock (Cost $1,159,495) (000)		1,277,176

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
PREFERRED STOCK — 0.8%
Alpargatas	287,098	$1,192
Banco Bradesco ADR	496,147	4,217
Banco do Estado do Rio Grande do Sul	82,700	325
Bayerische Motoren Werke	1,087	90
Centrais Eletricas Brasileiras	97,026	477
Cia Brasileira de Distribuicao*	12,565	247
Cia de Gas de Sao Paulo, Cl A	15,855	220
Cia Energetica de Minas Gerais	267,700	652
FUCHS PETROLUB	1,384	75
Henkel & KGaA	3,517	484
Itausa - Investimentos Itau	197,897	538
Metalurgica Gerdau*	225,600	340
Porsche Automobil Holding	2,994	168
Sartorius	1,797	173
Schaeffler	3,354	48
Sixt	529	26
Volkswagen	8,685	1,324

Total Preferred Stock (Cost $10,398) (000)		10,596

EXCHANGE TRADED FUND — 0.0%
P2P Global Investments	5,299	60

Total Exchange Traded Fund (Cost $52) (000)		60

	Number of Rights
RIGHTS — 0.0%
Airport City, Expires 7/7/2017*	292	1
KIWI Property Group, Expires 7/13/2017*	5,998	—
Link Administration Holdings, Cl R, Expires 7/14/2017*	7,144	7
Newriver, Expires 7/6/2017*	1,194	—
Repsol	22,573	—
Sacyr	18,619	1

Total Rights (Cost $–) (000)		9

SHORT-TERM INVESTMENT — 1.7%
State Street Institutional Treasury Money Market Fund, Cl Institutional, 0.830% (C)	22,798,728	22,799

Total Cash Equivalent (Cost $22,799) (000)		22,799

Total Investments — 99.2% (Cost $1,192,744) (000)		$1,310,640

Percentages are based on net assets of $1,321,010 (000).

A list of the open futures contracts held by the Fund at June 30, 2017, is as follows (000):

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation
MSCI EAFE Index E-MINI	176	Sep-2017	$(37)

For the six-months ended June 30, 2017, the monthly average value of futures contracts held was $17,535 (000).

‡	Real Estate Investment Trust
*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of June 30, 2017, was $15,452 (000) and represented 1.17% of net assets.
(C)	The rate reported is the 7-day effective yield as of June 30, 2017.

ADR — American Depositary Receipt

Cl — Class

EAFE —Europe, Asia and Far East

GDR — Global Depositary Receipt

MCSI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

The following is a list of the level of inputs used as of June 30, 2017, there in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments In Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$41,174	$141	$—	$41,315
Austria	2,632	58	—	2,690
Belgium	8,881	73	—	8,954
Brazil	13,620	—	—	13,620
Canada	30,144	—	—	30,144
Chile	2,850	—	—	2,850
China	19,613	—	—	19,613
Colombia	899	—	—	899
Czech Republic	312	—	—	312
Denmark	20,051	—	—	20,051
Egypt	—	74	—	74
Finland	11,469	—	—	11,469
France	87,045	42	—	87,087
Germany	77,553	—	—	77,553
Greece	3,509	—	—	3,509
Hong Kong	77,711	221	—	77,932
India	19,111	—	—	19,111
Indonesia	321	8,818	—	9,139
Ireland	8,367	—	—	8,367
Israel	3,919	2,202	—	6,121
Italy	20,422	—	—	20,422
Japan	200,332	1,358	—	201,690
Kenya	100	—	—	100
Luxembourg	2,043	—	—	2,043
Malaysia	5,555	—	—	5,555
Mexico	7,671	—	—	7,671
Netherlands	43,339	—	—	43,339
New Zealand	2,162	—	—	2,162

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP International Equity Fund

Investments In Securities	Level 1	Level 2	Level 3	Total
Norway	$9,363	$—	$—	$9,363
Panama	26	—	—	26
Peru	307	—	—	307
Philippines	1,504	—	—	1,504
Poland	8,627	—	—	8,627
Portugal	846	—	—	846
Qatar	—	3,537	—	3,537
Russia	5,701	—	—	5,701
Singapore	29,734	137	—	29,871
South Africa	17,731	—	—	17,731
South Korea	57,685	—	—	57,685
Spain	23,700	14	—	23,715
Sweden	21,667	216	—	21,883
Switzerland	97,040	73	—	97,113
Taiwan	24,778	473	—	25,251
Thailand	13,964	—	—	13,964
Turkey	11,767	—	—	11,767
United Arab Emirates	—	820	—	820
United Kingdom	203,910	295	—	204,205
United States	19,468	—	—	19,468

Total Common Stock	1,258,624	18,552	—	1,277,176

Preferred Stock	$10,570	$26	$—	$10,596
Short-Term Investment	22,799	—	—	22,799
Rights	9	—	—	9
Exchange Traded Fund	60	—	—	60

Total Investments in Securities	$1,292,063	$18,578	$—	$1,310,640

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Depreciation	$(37)	$—	$—	$(37)

Total Other Financial Instruments	$(37)	$—	$—	$(37)

**	Futures contracts are valued at the unrealized depreciation on the instrument.
^	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments in at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the six-months ended June 30, 2017, there were transfers between Level 1 and Level 2 assets and liabilities. Changes in the classifications between Levels 1 and 2 occur when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For the six-months ended June 30, 2017, securities with a total value of $45,703 (000) transferred from Level 2 to Level 1 as a result of fair valuation of foreign securities. There were no other significant transfers between Level 1 and Level 2 assets for the six-months ended June 30, 2017.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Fixed Income Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount (000)	Value (000)
CORPORATE OBLIGATIONS — 26.7%
Consumer Discretionary — 2.0%
21st Century Fox America
6.150%, 02/15/41	$500	$631
4.500%, 02/15/21	100	107
3.700%, 10/15/25	20	21
Amazon.com
4.800%, 12/05/34	300	345
American Honda Finance
2.450%, 09/24/20	100	101
1.700%, 02/22/19	25	25
Arcos Dorados Holdings
5.875%, 04/04/27 (A)	330	331
Atento Luxco
7.375%, 01/29/20 (A)	220	226
AutoZone
3.750%, 06/01/27	100	100
Bed Bath & Beyond
3.749%, 08/01/24	25	25
Block Financial
4.125%, 10/01/20	200	206
CBS
3.375%, 03/01/22	150	155
3.375%, 02/15/28	1,014	994
Charter Communications Operating
6.484%, 10/23/45	287	345
6.384%, 10/23/35	310	367
5.375%, 05/01/47 (A)	100	106
3.579%, 07/23/20	2,512	2,596
Cleveland Clinic Foundation
4.858%, 01/01/14	513	524
Comcast
4.250%, 01/15/33	500	533
3.375%, 02/15/25	125	129

Description	Face Amount (000)(1)	Value (000)
3.150%, 03/01/26	50	$50
3.000%, 02/01/24	1,488	1,508
2.750%, 03/01/23	100	101
Council of Europe Development Bank
1.750%, 11/14/19	100	100
Delphi
4.150%, 03/15/24	40	42
Delphi Automotive
3.150%, 11/19/20	100	102
Diageo Investment
2.875%, 05/11/22	100	103
Discovery Communications
3.800%, 03/13/24	50	51
Dollar General
4.150%, 11/01/25	25	26
DR Horton
4.000%, 02/15/20	35	36
3.750%, 03/01/19	25	26
Expedia
4.500%, 08/15/24	100	105
Ford Motor
5.291%, 12/08/46	150	154
4.346%, 12/08/26	45	46
Ford Motor Credit
5.875%, 08/02/21	200	223
3.339%, 03/28/22	200	203
2.425%, 06/12/20	200	200
General Motors
6.750%, 04/01/46	250	297
General Motors Financial
4.300%, 07/13/25	100	102
4.000%, 01/15/25	100	100
4.000%, 10/06/26	50	50
3.700%, 05/09/23	100	102
3.150%, 06/30/22	2,586	2,590
3.100%, 01/15/19	100	101
2.350%, 10/04/19	50	50
Grupo Televisa
7.250%, 05/14/43 (MXN)	2,840	123
5.000%, 05/13/45	200	192
Home Depot
4.400%, 04/01/21	100	108
4.250%, 04/01/46	100	107
2.625%, 06/01/22	100	101
2.000%, 06/15/19	100	101
2.000%, 04/01/21	100	100
1.800%, 06/05/20	71	71
Latam Airlines Pass-Through Trust
4.200%, 11/15/27	547	542
Lear
5.250%, 01/15/25	45	48
Lowe’s
4.625%, 04/15/20	100	106
4.050%, 05/03/47	1,210	1,231

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
3.100%, 05/03/27	$100	$99
2.500%, 04/15/26	50	48
1.150%, 04/15/19	20	20
Macy’s Retail Holdings
3.625%, 06/01/24	100	92
Magna International
3.625%, 06/15/24	50	51
Marriott International
3.125%, 10/15/21	100	102
Mattel
2.350%, 05/06/19	100	100
McDonald’s
3.500%, 03/01/27	100	102
3.375%, 05/26/25	100	102
2.750%, 12/09/20	20	20
NBCUniversal Media
4.375%, 04/01/21	100	108
Newell Brands
5.500%, 04/01/46	888	1,069
4.000%, 12/01/24	50	52
3.150%, 04/01/21	150	154
NIKE
2.375%, 11/01/26	200	190
Nordstrom
4.000%, 03/15/27	30	29
Omnicom Group
3.600%, 04/15/26	100	101
O’Reilly Automotive
3.550%, 03/15/26	50	50
QVC
4.450%, 02/15/25	65	64
Scripps Networks Interactive
2.750%, 11/15/19	100	101
Starbucks
2.450%, 06/15/26	200	193
Target
4.000%, 07/01/42	200	198
Time Warner
4.875%, 03/15/20	100	107
4.750%, 03/29/21	100	107
3.600%, 07/15/25	100	100
2.100%, 06/01/19	100	100
Time Warner Cable
8.250%, 04/01/19	200	221
7.300%, 07/01/38	238	304
5.875%, 11/15/40	500	557
4.000%, 09/01/21	100	105
TJX
2.750%, 06/15/21	100	102
Toyota Motor Credit
4.250%, 01/11/21	100	107
2.750%, 05/17/21	100	102
2.250%, 10/18/23	50	49
2.100%, 01/17/19	150	151
1.550%, 07/13/18	100	100
1.550%, 10/18/19	4,450	4,430

Description	Face Amount (000)	Value (000)
USJ Acucar e Alcool
9.875%, 11/09/21 (A)	$305	$213
Viacom
4.375%, 03/15/43	216	192
Walt Disney
3.150%, 09/17/25	100	102
1.850%, 05/30/19	150	151
Wesleyan University
4.781%, 07/01/16	726	710
Whirlpool
4.000%, 03/01/24	60	64
Wyndham Worldwide
4.250%, 03/01/22	50	53

		28,337

Consumer Staples — 1.4%
Altria Group
9.250%, 08/06/19	200	230
5.375%, 01/31/44	100	120
Anheuser-Busch InBev Finance
4.900%, 02/01/46	1,889	2,132
3.650%, 02/01/26	350	360
2.650%, 02/01/21	215	218
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	100	109
5.375%, 01/15/20	100	108
4.950%, 01/15/42	500	564
4.439%, 10/06/48 (A)	100	106
2.500%, 07/15/22	100	100
Bunge Finance
3.250%, 08/15/26	120	115
Central American Bottling
5.750%, 01/31/27 (A)	195	206
Clorox
3.500%, 12/15/24	50	52
Coca-Cola
3.300%, 09/01/21	100	105
2.875%, 10/27/25	50	50
2.550%, 06/01/26	50	48
2.450%, 11/01/20	50	51
1.875%, 10/27/20	50	50
Coca-Cola Femsa
2.375%, 11/26/18	150	151
Colgate-Palmolive
1.750%, 03/15/19	100	100
Constellation Brands
6.000%, 05/01/22	20	23
4.250%, 05/01/23	50	53
3.875%, 11/15/19	10	10
3.750%, 05/01/21	15	16
Costco Wholesale
1.700%, 12/15/19	100	100
CVS Health
5.125%, 07/20/45	200	229
3.875%, 07/20/25	120	125

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
2.875%, 06/01/26	$50	$49
2.250%, 12/05/18	150	151
2.125%, 06/01/21	50	49
CVS Pass-Through Trust
4.704%, 01/10/36 (A)	710	751
4.163%, 08/11/36 (A)	1,179	1,195
General Mills
5.650%, 02/15/19	100	106
Hershey
2.300%, 08/15/26	50	47
Ingredion
3.200%, 10/01/26	50	49
JM Smucker
2.500%, 03/15/20	100	101
Kellogg
4.000%, 12/15/20	100	105
Kimberly-Clark
2.750%, 02/15/26	100	99
Kraft Heinz Foods
3.950%, 07/15/25	150	154
3.500%, 07/15/22	200	206
2.000%, 07/02/18	735	737
Kroger
3.300%, 01/15/21	100	102
2.650%, 10/15/26	200	185
Mead Johnson Nutrition
3.000%, 11/15/20	30	31
MHP
7.750%, 05/10/24 (A)	270	274
Molson Coors Brewing
4.200%, 07/15/46	200	197
1.450%, 07/15/19	25	25
Mondelez International
5.375%, 02/10/20	200	216
Mondelez International Holdings Netherlands
1.625%, 10/28/19 (A)	1,203	1,191
PepsiCo
4.000%, 05/02/47	919	940
3.600%, 03/01/24	100	106
3.450%, 10/06/46	200	188
2.850%, 02/24/26	100	100
2.375%, 10/06/26	200	190
Philip Morris International
4.500%, 03/26/20	100	107
3.375%, 08/11/25	100	102
1.875%, 02/25/21	200	198
Procter & Gamble
2.450%, 11/03/26	50	49
1.900%, 11/01/19	100	100
Reynolds American
8.125%, 06/23/19	100	111
4.450%, 06/12/25	150	161
2.300%, 06/12/18	3,807	3,824

Description	Face Amount (000)	Value (000)
Sysco
2.600%, 10/01/20	$50	$51
2.500%, 07/15/21	35	35
1.900%, 04/01/19	30	30
Tyson Foods
4.875%, 08/15/34	200	219
Unilever Capital
4.250%, 02/10/21	150	161
2.200%, 05/05/22	100	99
Walgreens Boots Alliance
3.450%, 06/01/26	165	165
2.700%, 11/18/19	100	101
Wal-Mart Stores
4.250%, 04/15/21	125	135
4.000%, 04/11/43	400	422
3.300%, 04/22/24	100	104
WhiteWave Foods
5.375%, 10/01/22	10	11

		19,260

Energy — 3.1%
Anadarko Petroleum
6.950%, 06/15/19	2,744	2,974
6.600%, 03/15/46	845	1,044
Apache
3.250%, 04/15/22	100	101
Baker Hughes
7.500%, 11/15/18	150	161
Boardwalk Pipelines
4.950%, 12/15/24	50	53
BP Capital Markets
3.561%, 11/01/21	200	209
2.237%, 05/10/19	100	101
2.112%, 09/16/21	100	99
1.676%, 05/03/19	20	20
Buckeye Partners
3.950%, 12/01/26	200	198
Canadian Natural Resources
5.900%, 02/01/18	495	506
4.950%, 06/01/47	707	718
3.850%, 06/01/27	100	99
2.950%, 01/15/23	1,318	1,308
Cenovus Energy
5.700%, 10/15/19	25	26
5.250%, 06/15/37 (A)	200	187
4.450%, 09/15/42	40	33
3.000%, 08/15/22	20	19
Chevron
2.954%, 05/16/26	50	49
2.566%, 05/16/23	50	50
2.193%, 11/15/19	90	91
2.100%, 05/16/21	50	50
1.961%, 03/03/20	50	50
1.561%, 05/16/19	50	50
Cimarex Energy
3.900%, 05/15/27	100	101

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
CNOOC Finance 2015 USA
3.500%, 05/05/25	$200	$200
ConocoPhillips
6.500%, 02/01/39	300	394
4.200%, 03/15/21	50	53
Devon Energy
5.600%, 07/15/41	339	352
3.250%, 05/15/22	100	99
Ecopetrol
7.375%, 09/18/43	200	215
5.875%, 09/18/23	100	109
Emera US Finance
4.750%, 06/15/46	200	211
Enable Midstream Partners
2.400%, 05/15/19	50	50
Enbridge
3.700%, 07/15/27	1,886	1,885
2.900%, 07/15/22	766	764
Enbridge Energy Partners
5.875%, 10/15/25	100	114
Encana
6.500%, 05/15/19	851	908
3.900%, 11/15/21	50	51
Energy Transfer
6.625%, 10/15/36	1,384	1,548
6.125%, 12/15/45	150	162
4.200%, 04/15/27	200	200
EnLink Midstream Partners
5.450%, 06/01/47	776	774
2.700%, 04/01/19	800	798
Enterprise Products Operating
3.700%, 02/15/26	250	255
3.350%, 03/15/23	100	103
2.850%, 04/15/21	30	30
EOG Resources
3.150%, 04/01/25	100	98
2.625%, 03/15/23	100	99
ExxonMobil
4.114%, 03/01/46	150	158
3.043%, 03/01/26	50	51
2.726%, 03/01/23	35	35
2.709%, 03/06/25	150	149
2.222%, 03/01/21	20	20
1.708%, 03/01/19	50	50
Fermaca Enterprises
6.375%, 03/30/38 (A)	188	201
Halliburton
3.500%, 08/01/23	100	103
Hess
4.300%, 04/01/27	200	195
Husky Energy
4.000%, 04/15/24	100	101
KazMunayGas National JSC
5.750%, 04/19/47 (A)	690	653

Description	Face Amount (000)	Value (000)
Kinder Morgan
5.550%, 06/01/45	$300	$318
3.050%, 12/01/19	50	51
Kinder Morgan Energy Partners
4.150%, 02/01/24	2,084	2,142
3.500%, 03/01/21	20	21
Magellan Midstream Partners
4.250%, 02/01/21	100	105
Marathon Petroleum
3.400%, 12/15/20	100	103
MPLX
5.200%, 03/01/47	543	559
4.875%, 06/01/25	490	520
4.125%, 03/01/27	65	65
4.000%, 02/15/25	25	25
Nabors Industries
5.100%, 09/15/23	100	94
National Oilwell Varco
2.600%, 12/01/22	100	97
Noble Energy
4.150%, 12/15/21	100	105
Occidental Petroleum
4.400%, 04/15/46	200	208
3.400%, 04/15/26	70	71
Odebrecht Drilling Norbe VIII
6.350%, 06/30/21 (A)	300	162
ONEOK Partners
3.375%, 10/01/22	100	101
Pertamina Persero
6.000%, 05/03/42 (A)	250	270
Petrobras Global Finance
7.375%, 01/17/27	330	349
6.125%, 01/17/22	20	21
4.375%, 05/20/23	1,065	1,004
Petroleos de Venezuela
9.000%, 11/17/21	660	322
8.500%, 10/27/20 (A)	245	177
6.000%, 11/15/26 (A)	835	309
5.375%, 04/12/27	795	286
Petroleos del Peru
5.625%, 06/19/47 (A)	220	222
Petroleos Mexicanos
8.000%, 05/03/19	250	274
6.875%, 08/04/26	50	55
6.750%, 09/21/47	938	947
6.500%, 06/02/41	350	348
6.375%, 02/04/21	50	54
6.375%, 01/23/45	190	185
5.625%, 01/23/46	1,019	903
5.500%, 02/04/19	30	31
5.500%, 01/21/21	2,224	2,333
5.500%, 06/27/44	160	142
4.875%, 01/24/22	620	639
4.625%, 09/21/23	200	202
3.500%, 07/23/20	100	101
3.500%, 01/30/23	455	436

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)(1)	Value (000)
Phillips 66
4.650%, 11/15/34	300	$316
Phillips 66 Partners
3.605%, 02/15/25	25	25
Pioneer Natural Resources
3.450%, 01/15/21	100	103
Plains All American Pipeline
4.650%, 10/15/25	150	154
Regency Energy Partners
4.500%, 11/01/23	100	104
Sabine Pass Liquefaction
5.875%, 06/30/26	440	492
5.750%, 05/15/24	1,283	1,429
5.625%, 02/01/21	140	152
5.625%, 03/01/25	85	94
Shell International Finance
4.550%, 08/12/43	400	428
3.250%, 05/11/25	150	153
2.875%, 05/10/26	100	99
Sinopec Group Overseas Development
3.500%, 05/03/26 (A)	580	577
Spectra Energy Partners
3.500%, 03/15/25	100	99
State Oil of the Azerbaijan Republic
4.750%, 03/13/23	705	678
Statoil
3.950%, 05/15/43	200	196
3.700%, 03/01/24	100	105
2.450%, 01/17/23	125	123
Stoneway Capital
10.000%, 03/01/27 (A)	330	348
Suncor Energy
6.500%, 06/15/38	150	192
Sunoco Logistics Partners Operations
4.400%, 04/01/21	100	105
Total Capital Canada
2.750%, 07/15/23	100	101
Total Capital International
2.700%, 01/25/23	100	100
TransCanada PipeLines
4.875%, 01/15/26	100	112
4.625%, 03/01/34	300	329
Valero Energy
9.375%, 03/15/19	29	32
3.650%, 03/15/25	100	102
Western Gas Partners
2.600%, 08/15/18	100	100
Williams Partners
6.300%, 04/15/40	943	1,093
5.250%, 03/15/20	250	269
3.600%, 03/15/22	100	102
YPF
16.500%, 05/09/22 (ARS) (A)	6,000	361

		42,515

Description	Face Amount (000)	Value (000)
Financials — 8.2%
Aflac
3.625%, 06/15/23	$100	$105
African Development Bank
1.375%, 02/12/20	100	99
1.125%, 09/20/19	100	99
AIA Group
2.250%, 03/11/19 (A)	424	424
American Express Credit
2.700%, 03/03/22	100	101
2.375%, 05/26/20	100	101
2.250%, 05/05/21	100	100
2.200%, 03/03/20	100	100
1.875%, 05/03/19	1,848	1,848
American International Group
4.700%, 07/10/35	200	212
4.500%, 07/16/44	461	469
3.875%, 01/15/35	200	194
Ameriprise Financial
5.300%, 03/15/20	100	108
Andina de Fomento
4.375%, 06/15/22	100	108
Aon
5.000%, 09/30/20	100	108
Ares Capital
3.875%, 01/15/20	60	61
Asian Development Bank
2.000%, 01/22/25	100	98
1.750%, 03/21/19	100	100
1.750%, 06/08/21	200	199
1.625%, 08/26/20	100	99
1.625%, 03/16/21	200	198
1.375%, 01/15/19	100	100
1.000%, 08/16/19	100	99
Assurant
4.000%, 03/15/23	74	76
Australia & New Zealand Banking Group NY
2.625%, 05/19/22	250	250
Banco de Costa Rica
5.250%, 08/12/18 (A)	540	551
Banco Nacional de Costa Rica
5.875%, 04/25/21 (A)	210	220
4.875%, 11/01/18 (A)	550	559
Banco Santander
4.250%, 04/11/27	400	415
Bank of America
5.700%, 01/24/22	100	113
5.000%, 01/21/44	250	283
4.450%, 03/03/26	130	135
4.244%, 04/24/38 (B)	100	104
4.200%, 08/26/24	165	171
4.183%, 11/25/27	250	254
4.125%, 01/22/24	1,978	2,087
4.100%, 07/24/23	100	106
4.000%, 01/22/25	100	102

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)(1)	Value (000)
3.950%, 04/21/25	200	$203
3.824%, 01/20/28 (B)	1,289	1,311
3.500%, 04/19/26	50	50
3.248%, 10/21/27	1,790	1,730
2.503%, 10/21/22	100	99
2.250%, 04/21/20	250	250
2.151%, 11/09/20	100	100
2.050%, 12/07/18	2,482	2,493
Bank of Georgia JSC
11.000%, 06/01/20 (GEL) (A)	1,370	575
Bank of Montreal
2.100%, 12/12/19	65	65
2.100%, 06/15/20	100	100
1.800%, 07/31/18	50	50
Bank of New York Mellon
3.550%, 09/23/21	100	104
3.000%, 02/24/25	100	100
2.500%, 04/15/21	100	101
2.450%, 11/27/20	50	50
2.450%, 08/17/26	50	48
Bank of Nova Scotia
2.800%, 07/21/21	100	101
2.700%, 03/07/22	3,490	3,512
2.450%, 03/22/21	50	50
1.950%, 01/15/19	50	50
1.650%, 06/14/19	50	50
Barclays
4.375%, 01/12/26	200	208
2.875%, 06/08/20	250	252
Barrick North America Finance
4.400%, 05/30/21	37	40
BB&T
2.750%, 04/01/22	200	203
2.450%, 01/15/20	100	101
Berkshire Hathaway
3.125%, 03/15/26	200	202
Berkshire Hathaway Finance
4.300%, 05/15/43	200	213
1.300%, 08/15/19	5,041	5,004
BGEO Group JSC
6.000%, 07/26/23 (A)	350	355
BlackRock
5.000%, 12/10/19	100	107
BNP Paribas
3.800%, 01/10/24 (A)	1,362	1,418
2.375%, 05/21/20	200	202
BOC Aviation
3.875%, 04/27/26 (A)	200	201
Brighthouse Financial
4.700%, 06/22/47 (A)	451	445
3.700%, 06/22/27 (A)	604	597
Canadian Imperial Bank of Commerce
1.600%, 09/06/19	50	50
Capital One
1.650%, 02/05/18	2,642	2,641

Description	Face Amount (000)(1)	Value (000)
Capital One Financial
3.750%, 07/28/26	100	$98
3.750%, 03/09/27	1,471	1,466
3.200%, 02/05/25	50	49
3.050%, 03/09/22	150	151
2.500%, 05/12/20	1,723	1,731
2.450%, 04/24/19	100	100
CBOE Holdings
1.950%, 06/28/19	30	30
Charles Schwab
4.450%, 07/22/20	100	107
Chubb INA Holdings
3.350%, 05/15/24	100	104
Citibank
2.100%, 06/12/20	1,265	1,265
Citigroup
8.125%, 07/15/39	250	384
4.281%, 04/24/48 (B)	100	102
4.125%, 07/25/28	1,420	1,441
3.887%, 01/10/28 (B)	200	203
3.750%, 06/16/24	100	104
3.500%, 05/15/23	100	101
3.300%, 04/27/25	100	100
3.200%, 10/21/26	1,867	1,816
2.900%, 12/08/21	100	101
2.750%, 04/25/22	1,984	1,981
2.650%, 10/26/20	100	101
2.500%, 07/29/19	100	101
2.400%, 02/18/20	100	101
2.150%, 07/30/18	70	70
Citigroup Global Markets Holdings
24.750%, 03/03/21 (GHS) (A) (B)	1,060	278
24.750%, 03/03/21 (GHS) (A) (B)	1,000	262
18.217%, 01/25/18 (EGP) (A) (C)	11,800	586
17.192%, 03/08/18 (EGP) (A) (C)	8,200	397
Citizens Bank
2.200%, 05/26/20	250	250
Citizens Financial Group
2.375%, 07/28/21	30	30
CME Group
3.000%, 03/15/25	150	151
CNA Financial
5.875%, 08/15/20	100	110
Comerica
2.125%, 05/23/19	50	50
Cooperatieve Rabobank UA
3.375%, 05/21/25	250	258
2.250%, 01/14/20	250	251
Credit Suisse Group Funding Guernsey
4.875%, 05/15/45	250	275
3.125%, 12/10/20	250	255

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Credit Suisse New York
3.625%, 09/09/24	$250	$258
Deutsche Bank
3.700%, 05/30/24	85	85
2.950%, 08/20/20	100	101
Discover Bank
3.100%, 06/04/20	250	255
Discover Financial Services
4.100%, 02/09/27	40	40
European Bank for Reconstruction & Development
1.750%, 11/26/19	150	150
1.500%, 03/16/20	200	199
0.875%, 07/22/19	200	200
European Investment Bank
3.250%, 01/29/24	250	264
2.375%, 05/24/27	250	247
2.125%, 10/15/21	200	201
2.125%, 04/13/26	100	98
1.875%, 03/15/19	150	151
1.625%, 12/18/18	100	100
1.375%, 06/15/20	150	148
1.375%, 09/15/21	100	97
1.250%, 05/15/19	100	99
1.250%, 12/16/19	300	297
1.125%, 08/15/18	150	150
Export Credit Bank of Turkey
5.875%, 04/24/19 (A)	200	208
Fibria Overseas Finance
5.500%, 01/17/27	25	26
Fifth Third Bancorp
2.875%, 07/27/20	250	255
2.600%, 06/15/22	3,938	3,926
First Republic Bank
4.625%, 02/13/47	200	205
FMS Wertmanagement AoeR
1.375%, 06/08/21	200	196
FS Investment
4.250%, 01/15/20	30	31
Global Bank
4.500%, 10/20/21 (A)	590	604
Goldman Sachs Group
6.750%, 10/01/37	200	260
5.150%, 05/22/45	350	389
4.750%, 10/21/45	1,024	1,133
3.750%, 05/22/25	100	102
3.750%, 02/25/26	250	255
3.691%, 06/05/28 (B)	165	166
3.625%, 01/22/23	1,200	1,239
2.908%, 06/05/23 (B)	100	100
2.750%, 09/15/20	75	76
2.625%, 04/25/21	100	100
2.600%, 04/23/20	100	101
2.600%, 12/27/20	100	100
2.550%, 10/23/19	200	202
2.350%, 11/15/21	45	44
2.300%, 12/13/19	85	85

Description	Face Amount (000)	Value (000)
Hanover Insurance Group
4.500%, 04/15/26	$100	$104
HSBC Finance
6.676%, 01/15/21	100	113
HSBC Holdings
6.500%, 09/15/37	250	323
4.250%, 08/18/25	200	205
4.041%, 03/13/28 (B)	2,782	2,882
4.000%, 03/30/22	100	106
3.262%, 03/13/23 (B)	1,704	1,736
2.950%, 05/25/21	200	203
Hyundai Capital America
3.100%, 04/05/22 (A)	2,915	2,923
Industrial & Commercial Bank of China
2.905%, 11/13/20	250	252
Inter-American Development Bank
2.125%, 11/09/20	250	252
2.125%, 01/15/25	125	123
1.875%, 03/15/21	150	150
1.750%, 04/14/22	150	148
1.625%, 05/12/20	150	149
1.000%, 05/13/19	100	99
Intercontinental Exchange
4.000%, 10/15/23	150	162
International Bank for Reconstruction & Development
2.500%, 11/25/24	100	101
2.500%, 07/29/25	150	150
2.250%, 06/24/21	50	51
2.125%, 02/13/23	100	99
2.000%, 01/26/22	200	200
1.875%, 03/15/19	200	201
1.875%, 10/07/19	200	201
1.875%, 04/21/20	200	201
1.625%, 03/09/21	150	149
1.375%, 09/20/21	300	293
1.250%, 07/26/19	100	99
International Finance
1.625%, 07/16/20	100	100
1.250%, 07/16/18	100	100
1.125%, 07/20/21	100	96
Jefferies Group
6.875%, 04/15/21	100	114
JPMorgan Chase
5.600%, 07/15/41	250	310
4.350%, 08/15/21	250	268
4.260%, 02/22/48 (B)	692	724
3.625%, 05/13/24	100	103
3.625%, 12/01/27	2,021	2,000
3.540%, 05/01/28 (B)	200	201
3.300%, 04/01/26	100	99
3.220%, 03/01/25 (B)	160	160
3.200%, 06/15/26	100	99
3.125%, 01/23/25	150	149
2.776%, 04/25/23 (B)	75	75
2.750%, 06/23/20	300	305
2.700%, 05/18/23	100	99

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)(1)	Value (000)
2.550%, 10/29/20	180	$182
2.400%, 06/07/21	50	50
JPMorgan Chase Bank
8.375%, 03/17/34 (IDR) (A)	3,000,000	242
Kazakhstan Temir Zholy Finance
6.375%, 10/06/20 (A)	930	999
KeyBank
2.400%, 06/09/22	250	249
KeyCorp
5.100%, 03/24/21	150	164
KFW
2.500%, 11/20/24	650	659
1.875%, 06/30/20	200	200
1.875%, 11/30/20	200	200
1.250%, 09/30/19	150	149
1.000%, 07/15/19	100	99
Landwirtschaftliche Rentenbank
1.750%, 04/15/19	100	100
Lazard Group
3.750%, 02/13/25	50	50
Liberty Mutual Group
4.850%, 08/01/44 (A)	770	826
Lima Metro Line 2 Finance
5.875%, 07/05/34 (A)	230	245
Lincoln National
3.625%, 12/12/26	100	100
Lloyds Banking Group
4.582%, 12/10/25	200	207
Loews
2.625%, 05/15/23	100	99
Marsh & McLennan
2.750%, 01/30/22	30	30
2.350%, 09/10/19	75	76
MetLife
6.400%, 12/15/36	300	346
3.600%, 04/10/24	100	105
3.600%, 11/13/25	50	52
Metropolitan Life Global Funding I
3.450%, 12/18/26 (A)	2,782	2,852
Mitsubishi UFJ Financial Group
3.850%, 03/01/26	200	209
Moody’s
2.750%, 07/15/19	100	101
Morgan Stanley
6.375%, 07/24/42	200	266
4.875%, 11/01/22	100	108
3.875%, 01/27/26	200	206
3.125%, 07/27/26	1,527	1,485
2.800%, 06/16/20	100	101
2.650%, 01/27/20	100	101
2.625%, 11/17/21	1,205	1,203
2.375%, 07/23/19	550	554
MUFG Americas Holdings
3.000%, 02/10/25	200	197

Description	Face Amount (000)(1)	Value (000)
Nasdaq
3.850%, 06/30/26	150	$152
National Australia Bank
2.625%, 01/14/21	250	252
2.500%, 05/22/22	3,261	3,243
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	150	167
2.700%, 02/15/23	100	100
National Savings Bank
8.875%, 09/18/18 (A)	690	728
Northern Trust
3.375%, 05/08/32 (B)	63	63
Oesterreichische Kontrollbank
1.875%, 01/20/21	150	150
Pelabuhan Indonesia III Persero
4.875%, 10/01/24 (A)	200	213
PNC Bank
2.400%, 10/18/19	250	252
1.450%, 07/29/19	250	248
Pricoa Global Funding I
1.900%, 09/21/18 (A)	736	737
Principal Financial Group
3.400%, 05/15/25	100	102
Private Export Funding
2.250%, 03/15/20	200	203
Progressive
4.125%, 04/15/47	100	104
Prudential Financial
4.600%, 05/15/44	200	219
Regions Financial
3.200%, 02/08/21	50	51
Royal Bank of Canada
2.150%, 03/15/19	200	201
2.125%, 03/02/20	2,157	2,161
2.000%, 12/10/18	50	50
1.875%, 02/05/20	250	249
1.625%, 04/15/19	150	149
Royal Bank of Scotland Group
3.498%, 05/15/23 (B)	200	201
S&P Global
4.000%, 06/15/25	100	105
Santander Holdings USA
2.700%, 05/24/19	50	50
2.650%, 04/17/20	100	100
Santander UK
2.375%, 03/16/20	100	101
Santander UK Group Holdings
3.125%, 01/08/21	100	102
Siemens Financieringsmaatschappij
3.125%, 03/16/24 (A)	1,520	1,544
Standard Chartered Bank
11.000%, 08/05/25 (LKR) (A)	79,000	497
10.750%, 03/03/21 (LKR) (A)	132,000	845
8.250%, 05/19/36 (IDR) (A)	13,160,000	1,059
7.610%, 05/13/30 (INR) (A) (B)	24,000	393

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Sumitomo Mitsui Financial Group
3.784%, 03/09/26	$50	$52
3.446%, 01/11/27	50	51
2.934%, 03/09/21	250	254
2.846%, 01/11/22	50	51
SunTrust Banks
2.900%, 03/03/21	50	51
2.700%, 01/27/22	150	150
2.500%, 05/01/19	50	51
Svensk Exportkredit
1.125%, 08/28/19	200	198
Synchrony Financial
4.500%, 07/23/25	100	103
3.000%, 08/15/19	100	101
TC Ziraat Bankasi
5.125%, 05/03/22 (A)	650	652
TD Ameritrade Holding
3.300%, 04/01/27	30	30
Toronto-Dominion Bank
2.125%, 07/02/19	100	100
2.125%, 04/07/21	50	50
1.950%, 04/02/20 (A)	473	471
1.800%, 07/13/21	100	98
Travelers
4.000%, 05/30/47	666	681
3.900%, 11/01/20	100	106
Turkiye Garanti Bankasi
6.125%, 05/24/27 (A) (B)	510	505
Turkiye Is Bankasi
7.000%, 06/29/28 (A) (B)	750	749
UBS
2.350%, 03/26/20	250	251
Unum Group
4.000%, 03/15/24	50	52
US Bancorp
2.375%, 07/22/26	250	236
1.950%, 11/15/18	100	100
Voya Financial
3.125%, 07/15/24	50	49
Wells Fargo
4.900%, 11/17/45	449	490
4.750%, 12/07/46	454	485
4.650%, 11/04/44	350	368
4.125%, 08/15/23	200	211
3.584%, 05/22/28 (B)	75	76
3.550%, 09/29/25	100	102
3.000%, 01/22/21	100	102
3.000%, 02/19/25	100	98
3.000%, 04/22/26	100	98
3.000%, 10/23/26	250	243
2.550%, 12/07/20	85	86
Wells Fargo Bank
2.150%, 12/06/19	250	251
Westpac Banking
2.700%, 08/19/26	100	96
2.600%, 11/23/20	150	152

Description	Face Amount (000)	Value (000)
2.250%, 01/17/19	$100	$100
2.000%, 08/19/21	50	49
1.600%, 08/19/19	100	99
Willis North America
3.600%, 05/15/24	50	51
XLIT
5.750%, 10/01/21	74	83

		114,602

Health Care — 2.6%
Abbott Laboratories
4.900%, 11/30/46	1,238	1,364
3.400%, 11/30/23	50	51
2.900%, 11/30/21	2,453	2,480
2.800%, 09/15/20	150	152
2.350%, 11/22/19	70	71
AbbVie
4.700%, 05/14/45	200	212
4.500%, 05/14/35	200	211
3.200%, 11/06/22	100	102
2.850%, 05/14/23	50	50
2.300%, 05/14/21	50	50
1.800%, 05/14/18	2,928	2,932
Aetna
2.800%, 06/15/23	25	25
2.750%, 11/15/22	150	150
Agilent Technologies
3.050%, 09/22/26	65	63
Allergan Funding SCS
4.550%, 03/15/35	300	320
3.800%, 03/15/25	190	196
3.450%, 03/15/22	3,588	3,699
AmerisourceBergen
3.400%, 05/15/24	100	103
Amgen
4.563%, 06/15/48	300	316
2.650%, 05/11/22	2,584	2,592
2.200%, 05/11/20	1,331	1,338
2.125%, 05/01/20	200	200
Anthem
3.300%, 01/15/23	200	204
AstraZeneca
2.375%, 11/16/20	150	151
2.375%, 06/12/22	100	100
1.950%, 09/18/19	100	100
Baxalta
3.600%, 06/23/22	100	104
Baxter International
2.600%, 08/15/26	100	95
Becton Dickinson
4.685%, 12/15/44	200	206
4.669%, 06/06/47	131	136
3.700%, 06/06/27	50	50
3.363%, 06/06/24	1,803	1,807
2.894%, 06/06/22	2,078	2,085
2.404%, 06/05/20	501	502

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Biogen
3.625%, 09/15/22	$100	$105
Boston Scientific
3.375%, 05/15/22	100	103
2.850%, 05/15/20	100	101
Bristol-Myers Squibb
2.000%, 08/01/22	100	98
Cardinal Health
3.200%, 03/15/23	100	102
3.079%, 06/15/24	150	150
Celgene
5.000%, 08/15/45	250	282
3.875%, 08/15/25	100	104
Cigna
4.000%, 02/15/22	100	106
CR Bard
3.000%, 05/15/26	50	50
Danaher
3.350%, 09/15/25	30	31
Eli Lilly
3.100%, 05/15/27	49	49
Express Scripts Holding
4.800%, 07/15/46	200	203
4.750%, 11/15/21	100	108
Gilead Sciences
4.600%, 09/01/35	400	429
2.950%, 03/01/27	1,269	1,232
2.500%, 09/01/23	35	34
2.350%, 02/01/20	20	20
1.950%, 03/01/22	15	15
1.850%, 09/04/18	20	20
GlaxoSmithKline Capital
2.850%, 05/08/22	100	102
2.800%, 03/18/23	125	127
Humana
4.950%, 10/01/44	200	225
Johnson & Johnson
3.625%, 03/03/37	150	157
2.450%, 12/05/21	100	102
2.450%, 03/01/26	200	195
Kaiser Foundation Hospitals
3.150%, 05/01/27	25	25
Laboratory Corp of America Holdings
2.625%, 02/01/20	100	101
McKesson
2.284%, 03/15/19	100	101
Medtronic
4.625%, 03/15/45	200	225
4.375%, 03/15/35	200	219
2.750%, 04/01/23	100	100
2.500%, 03/15/20	150	152
Merck
2.750%, 02/10/25	200	200
1.850%, 02/10/20	150	150

Description	Face Amount (000)	Value (000)
Millennium Health
0.000%, 04/16/21 (B) (C) (D)	$7	$1
Mylan
5.250%, 06/15/46	200	219
3.750%, 12/15/20	100	104
New York and Presbyterian Hospital
4.763%, 08/01/16	668	640
Novartis Capital
3.400%, 05/06/24	100	104
3.000%, 11/20/25	50	51
2.400%, 05/17/22	50	50
1.800%, 02/14/20	25	25
Novartis Securities Investment
5.125%, 02/10/19	100	105
Pfizer
5.200%, 08/12/20	100	110
4.000%, 12/15/36	250	264
3.000%, 06/15/23	100	103
Quest Diagnostics
2.500%, 03/30/20	150	151
Shire Acquisitions Investments Ireland
3.200%, 09/23/26	60	59
2.875%, 09/23/23	50	50
1.900%, 09/23/19	100	99
Stryker
3.500%, 03/15/26	25	26
3.375%, 11/01/25	50	51
2.000%, 03/08/19	30	30
Teva Pharmaceutical Finance Netherlands III
4.100%, 10/01/46	200	184
3.150%, 10/01/26	855	812
2.800%, 07/21/23	65	63
1.700%, 07/19/19	20	20
1.400%, 07/20/18	3,391	3,383
Thermo Fisher Scientific
3.600%, 08/15/21	100	104
2.950%, 09/19/26	30	29
UnitedHealth Group
4.625%, 07/15/35	200	225
4.250%, 04/15/47	100	107
3.750%, 07/15/25	50	53
2.875%, 03/15/22	100	102
2.300%, 12/15/19	50	50
1.900%, 07/16/18	60	60
Western Dental
7.500%, 11/01/18 ()	1,150	1,144
Zoetis
3.250%, 02/01/23	50	51

		36,369

Industrials — 2.4%
3M
1.625%, 06/15/19	100	100

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
AerCap Ireland Capital
4.625%, 10/30/20	$225	$239
4.500%, 05/15/21	3,028	3,212
3.750%, 05/15/19	175	180
Air Lease
3.375%, 01/15/19	150	153
2.125%, 01/15/20	50	50
American Airlines Pass-Through Trust
4.950%, 01/15/23	152	162
Boeing
2.350%, 10/30/21	150	151
2.125%, 03/01/22	50	50
Burlington Northern Santa Fe
4.900%, 04/01/44	200	234
3.750%, 04/01/24	200	212
3.050%, 03/15/22	100	103
Canadian National Railway
5.550%, 03/01/19	100	106
Canadian Pacific Railway
2.900%, 02/01/25	100	99
Caterpillar
3.900%, 05/27/21	50	53
3.400%, 05/15/24	100	104
Caterpillar Financial Services
2.450%, 09/06/18	150	152
2.400%, 06/06/22	1,967	1,962
1.350%, 05/18/19	200	198
Cintas No. 2
3.700%, 04/01/27	200	206
CSX
3.800%, 11/01/46	200	196
3.250%, 06/01/27	2,203	2,217
DP World
6.850%, 07/02/37 (A)	296	348
Embraer Netherlands Finance
5.400%, 02/01/27	65	68
Emerson Electric
2.625%, 02/15/23	100	101
FedEx
4.550%, 04/01/46	575	604
3.200%, 02/01/25	200	202
Fortive
3.150%, 06/15/26	150	150
GE Capital International Funding Unlimited
2.342%, 11/15/20	250	252
General Dynamics
2.250%, 11/15/22	100	99
General Electric
6.875%, 01/10/39	500	725
3.450%, 05/15/24	100	105
Georgian Oil and Gas JSC
6.750%, 04/26/21 (A)	200	209

Description	Face Amount (000)(1)	Value (000)
Georgian Railway
7.750%, 07/11/22 (A)	1,100	$1,208
Honeywell International
4.250%, 03/01/21	125	134
2.500%, 11/01/26	150	144
Illinois Tool Works
1.950%, 03/01/19	100	101
Ingersoll-Rand Global Holding
4.250%, 06/15/23	100	108
John Deere Capital
3.350%, 06/12/24	100	103
2.800%, 03/04/21	100	102
2.800%, 03/06/23	50	51
2.650%, 06/24/24	1,139	1,131
1.950%, 06/22/20	998	1,001
Johnson Controls International
4.500%, 02/15/47	150	159
3.625%, 07/02/24 (E)	43	45
L3 Technologies
5.200%, 10/15/19	125	133
Lima Metro Line 2 Finance
5.875%, 07/05/34	200	213
Lockheed Martin
4.700%, 05/15/46	150	169
2.900%, 03/01/25	100	99
2.500%, 11/23/20	150	152
Masco
4.500%, 05/15/47	100	100
4.375%, 04/01/26	40	43
3.500%, 04/01/21	50	51
Norfolk Southern
3.250%, 12/01/21	100	103
3.150%, 06/01/27	25	25
2.900%, 06/15/26	35	35
Northrop Grumman
3.500%, 03/15/21	100	104
3.250%, 08/01/23	50	52
Owens Corning
4.200%, 12/01/24	100	105
PACCAR Financial
1.950%, 02/27/20	60	60
1.300%, 05/10/19	20	20
Parker-Hannifin
3.300%, 11/21/24	150	155
Pitney Bowes
3.875%, 05/15/22	50	50
Red de Carreteras de Occidente
9.000%, 06/10/28 (MXN) (A)	6,100	323
Rockwell Collins
3.200%, 03/15/24	3,049	3,091
Roper Technologies
2.050%, 10/01/18	100	100
Ryder System
2.800%, 03/01/22	30	30
2.550%, 06/01/19	95	96

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Southwest Airlines
2.750%, 11/06/19	$50	$51
Stanley Black & Decker
2.900%, 11/01/22	100	101
Textron
3.650%, 03/15/27	100	100
TTX
2.250%, 02/01/19 (A)	922	922
Union Pacific
4.000%, 04/15/47	1,063	1,090
3.799%, 10/01/51	200	196
3.646%, 02/15/24	100	106
United Airlines 2014-2 Class A Pass Through Trust
3.750%, 09/03/26	91	95
United Parcel Service
5.125%, 04/01/19	100	105
3.125%, 01/15/21	45	47
United Technologies
3.125%, 05/04/27	2,577	2,587
3.100%, 06/01/22	100	104
2.650%, 11/01/26	130	126
2.300%, 05/04/22	100	100
1.950%, 11/01/21	50	49
1.778%, 05/04/18 (E)	3,974	3,979
1.500%, 11/01/19	50	50
Vale
5.625%, 09/11/42	100	95
Verisk Analytics
4.000%, 06/15/25	50	52
Waste Management
3.500%, 05/15/24	100	104

		32,657

Information Technology — 1.6%
Activision Blizzard
3.400%, 09/15/26	50	50
Alphabet
3.375%, 02/25/24	100	105
Apple
4.650%, 02/23/46	300	336
4.500%, 02/23/36	350	393
3.850%, 08/04/46	1,169	1,168
3.450%, 05/06/24	100	104
3.200%, 05/11/27	712	720
3.000%, 06/20/27	25	25
2.850%, 05/11/24	2,294	2,305
2.500%, 02/09/22	50	51
2.250%, 02/23/21	50	50
2.150%, 02/09/22	250	249
1.700%, 02/22/19	20	20
1.550%, 08/04/21	50	49
Applied Materials
3.300%, 04/01/27	25	25
2.625%, 10/01/20	50	51

Description	Face Amount (000)	Value (000)
Arrow Electronics
3.500%, 04/01/22	$100	$102
Automatic Data Processing
2.250%, 09/15/20	50	51
Broadcom
3.875%, 01/15/27 (A)	100	103
3.625%, 01/15/24 (A)	100	102
3.000%, 01/15/22 (A)	100	101
2.375%, 01/15/20 (A)	100	100
Cisco Systems
4.950%, 02/15/19	100	105
4.450%, 01/15/20	200	213
3.625%, 03/04/24	100	106
3.500%, 06/15/25	50	52
2.950%, 02/28/26	50	50
2.500%, 09/20/26	100	96
1.850%, 09/20/21	100	99
Dell International
8.350%, 07/15/46 (A)	681	879
8.100%, 07/15/36 (A)	216	272
6.020%, 06/15/26 (A)	260	286
5.450%, 06/15/23 (A)	85	92
4.420%, 06/15/21 (A)	100	105
Fidelity National Information Services
5.000%, 10/15/25	100	112
Fiserv
2.700%, 06/01/20	100	101
Harris
5.054%, 04/27/45	100	112
2.700%, 04/27/20	35	36
Hewlett Packard Enterprise
4.900%, 10/15/25	100	105
2.850%, 10/05/18	100	101
HP
4.650%, 12/09/21	100	108
Intel
4.100%, 05/19/46	250	259
4.100%, 05/11/47	947	980
3.700%, 07/29/25	25	26
3.150%, 05/11/27	100	100
2.875%, 05/11/24	2,485	2,495
2.450%, 07/29/20	60	61
International Business Machines
4.000%, 06/20/42	150	150
3.450%, 02/19/26	50	51
3.375%, 08/01/23	200	208
2.250%, 02/19/21	50	50
Juniper Networks
4.500%, 03/15/24	50	53
Keysight Technologies
3.300%, 10/30/19	100	102
Lam Research
2.800%, 06/15/21	50	51
Mastercard
2.950%, 11/21/26	50	50

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Microsoft
4.250%, 02/06/47	$1,339	$1,450
4.100%, 02/06/37	200	215
3.450%, 08/08/36	300	300
3.300%, 02/06/27	60	62
3.125%, 11/03/25	100	102
2.875%, 02/06/24	35	36
2.400%, 08/08/26	100	96
1.850%, 02/06/20	100	100
1.625%, 12/06/18	150	150
Motorola Solutions
3.500%, 09/01/21	100	103
NetApp
3.375%, 06/15/21	50	51
Oracle
4.300%, 07/08/34	500	543
2.950%, 05/15/25	100	101
2.500%, 05/15/22	150	151
2.400%, 09/15/23	50	49
2.375%, 01/15/19	150	152
1.900%, 09/15/21	90	89
QUALCOMM
4.300%, 05/20/47	1,144	1,169
3.250%, 05/20/27	50	50
3.000%, 05/20/22	100	102
2.600%, 01/30/23	1,794	1,787
2.100%, 05/20/20	781	785
Seagate HDD Cayman
4.750%, 01/01/25	100	101
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/22	50	51
Texas Instruments
2.750%, 03/12/21	75	77
Total System Services
4.800%, 04/01/26	100	109
Visa
4.300%, 12/14/45	150	164
3.150%, 12/14/25	200	203
2.800%, 12/14/22	100	102
Xilinx
2.125%, 03/15/19	50	50

		22,426

Materials — 1.0%
Agrium
6.125%, 01/15/41	150	182
Airgas
3.650%, 07/15/24	100	104
Barrick
5.250%, 04/01/42	150	171
4.100%, 05/01/23	32	34
BHP Billiton Finance USA
5.000%, 09/30/43	100	116
Braskem Finance
6.450%, 02/03/24	660	703

Description	Face Amount (000)	Value (000)
Celanese US Holdings
5.875%, 06/15/21	$20	$22
4.625%, 11/15/22	20	22
Dow Chemical
8.550%, 05/15/19	1,600	1,792
Ecolab
3.250%, 01/14/23	100	103
EI du Pont de Nemours
4.625%, 01/15/20	100	106
4.150%, 02/15/43	150	153
2.200%, 05/01/20	17	17
Goldcorp
3.700%, 03/15/23	50	52
International Paper
5.150%, 05/15/46	150	167
LyondellBasell Industries
5.000%, 04/15/19	200	209
Mexichem
5.875%, 09/17/44 (A)	690	691
Monsanto
4.700%, 07/15/64	200	201
Newmont Mining
3.500%, 03/15/22	100	103
Packaging Corp of America
3.650%, 09/15/24	100	102
Potash Corp of Saskatchewan
3.625%, 03/15/24	100	101
PPG Industries
2.300%, 11/15/19	100	101
Rio Tinto Finance USA
3.750%, 06/15/25	200	211
Sherwin-Williams
4.500%, 06/01/47	484	507
3.450%, 08/01/25	100	101
2.750%, 06/01/22	2,807	2,806
Southern Copper
5.875%, 04/23/45	150	160
3.875%, 04/23/25	30	31
Vale Overseas
6.875%, 11/21/36	859	921
5.875%, 06/10/21	413	443
4.375%, 01/11/22	250	255
VM Holding
5.375%, 05/04/27 (A)	590	596
Vulcan Materials
7.500%, 06/15/21	50	59
4.500%, 06/15/47	1,070	1,082
Westlake Chemical
5.000%, 08/15/46	642	678
3.600%, 08/15/26	100	99
WestRock RKT
4.450%, 03/01/19	100	104

		13,305

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Real Estate — 0.3%
Alexandria Real Estate Equities
2.750%, 01/15/20	$50	$50
American Tower
4.000%, 06/01/25	200	207
2.250%, 01/15/22	50	49
AvalonBay Communities
3.500%, 11/15/24	100	103
Boston Properties
3.850%, 02/01/23	100	105
3.700%, 11/15/18	100	102
3.650%, 02/01/26	150	152
Brixmor Operating Partnership
3.875%, 08/15/22	30	30
3.250%, 09/15/23	100	98
CBL & Associates
5.250%, 12/01/23	150	146
Crown Castle International
5.250%, 01/15/23	100	111
3.700%, 06/15/26	35	36
2.250%, 09/01/21	55	54
DDR
3.500%, 01/15/21	100	101
Digital Realty Trust
3.625%, 10/01/22	100	103
Duke Realty
3.750%, 12/01/24	100	103
EPR Properties
4.750%, 12/15/26	50	51
ERP Operating
4.625%, 12/15/21	120	130
Essex Portfolio
3.375%, 04/15/26	100	98
HCP
5.375%, 02/01/21	200	218
Healthcare Trust of America Holdings
3.750%, 07/01/27	100	99
Hospitality Properties Trust
5.250%, 02/15/26	100	106
5.000%, 08/15/22	100	107
Host Hotels & Resorts
3.750%, 10/15/23	100	102
Kimco Realty
3.200%, 05/01/21	50	51
Liberty Property
4.125%, 06/15/22	100	105
Mid-America Apartments
3.600%, 06/01/27	25	25
National Retail Properties
4.000%, 11/15/25	35	36
3.600%, 12/15/26	100	99
Omega Healthcare Investors
4.375%, 08/01/23	50	51

Description	Face Amount (000)	Value (000)
Realty Income
3.250%, 10/15/22	$100	$102
Regency Centers
3.600%, 02/01/27	30	30
Select Income
4.250%, 05/15/24	50	50
Senior Housing Properties Trust
3.250%, 05/01/19	150	151
Simon Property Group
3.375%, 10/01/24	125	127
3.300%, 01/15/26	100	100
2.200%, 02/01/19	150	151
UDR
4.000%, 10/01/25	50	52
Ventas Realty
4.250%, 03/01/22	100	105
3.750%, 05/01/24	50	51
2.700%, 04/01/20	100	101
VEREIT Operating Partnership
4.875%, 06/01/26	20	21
4.600%, 02/06/24	15	16
4.125%, 06/01/21	10	10
3.000%, 02/06/19	25	25
Vornado Realty
2.500%, 06/30/19	100	101
Welltower
5.250%, 01/15/22	100	110
Weyerhaeuser
4.625%, 09/15/23	100	109
WP Carey
4.600%, 04/01/24	50	52

		4,292

Telecommunication Services — 1.2%
America Movil
6.125%, 03/30/40	250	303
AT&T
5.250%, 03/01/37	1,907	2,032
5.150%, 03/15/42	191	195
4.350%, 06/15/45	600	557
4.300%, 12/15/42	585	543
4.125%, 02/17/26	200	205
3.800%, 03/01/24	200	205
3.600%, 02/17/23	4,072	4,168
2.625%, 12/01/22	125	122
2.450%, 06/30/20	250	251
Deutsche Telekom International Finance
6.750%, 08/20/18	100	105
2.225%, 01/17/20 (A)	1,009	1,011
Digicel
6.000%, 04/15/21 (A)	280	268
Orange
5.375%, 07/08/19	200	213
4.125%, 09/14/21	100	106

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
RELX Capital
3.125%, 10/15/22	$100	$100
Rogers Communications
6.800%, 08/15/18	50	53
2.900%, 11/15/26	50	48
Telefonica Emisiones
5.462%, 02/16/21	110	121
5.213%, 03/08/47	1,068	1,153
Thomson Reuters
3.350%, 05/15/26	100	100
Verizon Communications
5.250%, 03/16/37	532	572
5.150%, 09/15/23	200	222
4.862%, 08/21/46	750	750
4.400%, 11/01/34	400	397
4.272%, 01/15/36	1,428	1,378
3.650%, 09/14/18	150	153
2.946%, 03/15/22 (A)	102	103
2.625%, 08/15/26	135	124
Vodafone Group
4.375%, 02/19/43	300	297
2.500%, 09/26/22	100	99

		15,954

Utilities — 2.9%
Abengoa Transmision
6.875%, 04/30/43 (A)	249	272
AEP Transmission
3.100%, 12/01/26	150	150
American Water Capital
3.400%, 03/01/25	100	103
Arizona Public Service
4.500%, 04/01/42	200	219
3.150%, 05/15/25	50	50
Atmos Energy
3.000%, 06/15/27	65	65
Berkshire Hathaway Energy
3.750%, 11/15/23	100	105
Celeo Redes Operacion Chile
5.200%, 06/22/47 (A)	580	587
CenterPoint Energy Houston Electric
2.250%, 08/01/22	100	99
Cleco Corporate Holdings
3.743%, 05/01/26	100	100
CMS Energy
6.250%, 02/01/20	100	110
3.000%, 05/15/26	40	39
Comision Federal de Electricidad
4.875%, 01/15/24 (A)	215	227
4.750%, 02/23/27 (A)	200	206
Consolidated Edison of New York
3.875%, 06/15/47	100	101

Description	Face Amount (000)	Value (000)
Delmarva Power & Light
4.150%, 05/15/45	$610	$645
Dominion Energy
4.050%, 09/15/42	150	146
2.962%, 07/01/19	1,600	1,624
2.750%, 01/15/22	100	101
2.579%, 07/01/20	45	45
Dominion Energy Gas Holdings
2.500%, 12/15/19	1,300	1,309
DTE Energy
2.400%, 12/01/19	100	100
Duke Energy
3.750%, 09/01/46	350	332
Duke Energy Carolinas
5.300%, 02/15/40	300	368
2.950%, 12/01/26	50	50
Enel Generacion Chile
4.250%, 04/15/24	50	52
Energuate Trust
5.875%, 05/03/27 (A)	200	206
Entergy
4.000%, 07/15/22	50	53
Entergy Arkansas
3.500%, 04/01/26	100	103
Exelon
5.625%, 06/15/35	243	285
3.400%, 04/15/26	100	99
Exelon Generation
5.600%, 06/15/42	600	602
FirstEnergy
3.900%, 07/15/27	30	30
FirstEnergy Transmission
5.450%, 07/15/44 (A)	1,032	1,179
Fortis
3.055%, 10/04/26 (A)	2,351	2,269
2.100%, 10/04/21 (A)	1,027	1,006
Georgia Power
4.300%, 03/15/42	300	308
ITC Holdings
5.300%, 07/01/43	351	409
3.650%, 06/15/24	25	25
Jersey Central Power & Light
7.350%, 02/01/19	824	888
4.700%, 04/01/24 (A)	1,781	1,931
Kansas City Power & Light
4.200%, 06/15/47	385	392
3.650%, 08/15/25	100	102
Listrindo Capital
4.950%, 09/14/26 (A)	250	253
Metropolitan Edison
7.700%, 01/15/19	100	108
MidAmerican Energy
3.950%, 08/01/47	250	257
2.400%, 03/15/19	138	140

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
NextEra Energy Capital Holdings
3.550%, 05/01/27	$100	$102
2.700%, 09/15/19	1,439	1,457
2.056%, 09/01/17	3,343	3,344
NiSource Finance
4.375%, 05/15/47	100	103
Northern States Power
2.600%, 05/15/23	100	100
2.200%, 08/15/20	50	50
NSTAR Electric
2.375%, 10/15/22	100	99
Oncor Electric Delivery
7.000%, 09/01/22	100	120
ONE Gas
2.070%, 02/01/19	74	74
Pacific Gas & Electric
6.050%, 03/01/34	400	516
2.950%, 03/01/26	50	50
PPL Capital Funding
3.500%, 12/01/22	150	155
PPL Electric Utilities
3.950%, 06/01/47	477	491
Progress Energy
7.750%, 03/01/31	2,277	3,203
7.050%, 03/15/19	1,225	1,326
7.000%, 10/30/31	124	164
PSEG Power
3.000%, 06/15/21	50	51
Public Service Electric & Gas
2.300%, 09/15/18	100	101
Puget Energy
6.500%, 12/15/20	100	112
Sempra Energy
9.800%, 02/15/19	5,049	5,663
3.750%, 11/15/25	100	103
3.550%, 06/15/24	100	102
Southern
2.350%, 07/01/21	1,789	1,776
1.850%, 07/01/19	100	100
Southern California Edison
3.500%, 10/01/23	150	157
Southern Gas Capital
3.250%, 06/15/26	30	29
Southwestern Electric Power
2.750%, 10/01/26	50	48
State Grid Overseas Investment 2013
3.125%, 05/22/23 (A)	315	317
Union Electric
3.500%, 04/15/24	150	156
Virginia Electric & Power
4.000%, 11/15/46	789	813
3.500%, 03/15/27	100	103
3.100%, 05/15/25	100	101

Description	Face Amount (000)	Value (000)
WEC Energy Group
1.650%, 06/15/18	$1,109	$1,110
Xcel Energy
3.350%, 12/01/26	100	101
2.600%, 03/15/22	777	781

		40,928

Total Corporate Obligations (Cost $366,238) (000)		370,645

MORTGAGE-BACKED SECURITIES — 25.2%
Agency Mortgage-Backed Obligations — 23.8%
FHLMC
6.250%, 07/15/32	1,005	1,429
5.000%, 02/01/39	936	1,020
4.500%, 09/01/46-04/01/46	6,212	6,718
4.000%, 06/01/47-01/01/42	14,601	15,367
3.500%, 06/01/47-07/15/41	21,294	21,916
3.000%, 02/01/32-07/01/27	22,733	22,768
2.500%, 01/01/32-02/01/32	2,652	2,669
1.330%, 12/30/20	400	391
FHLMC, Ser 2010-3629, Cl CZ
5.000%, 01/15/40	277	303
FHLMC, Ser 2011-3954, Cl HU
4.000%, 05/15/29	100	102
FHLMC, Ser 2017-4664, Cl GA
3.500%, 09/15/43	1,630	1,691
FHLMC, Ser 2017-4673, Cl HA
3.500%, 11/15/43	1,547	1,599
FHLMC Multifamily Structured Pass Through Certificates, Ser K029, Cl A2
3.320%, 02/25/23 (B)	1,000	1,050
FHLMC Multifamily Structured Pass Through Certificates, Ser K055, Cl A2
2.673%, 03/25/26	400	397
FHLMC Multifamily Structured Pass Through Certificates, Ser K725, Cl A2
3.002%, 01/25/24	1,541	1,588
FHLMC Multifamily Structured Pass Through Certificates, Ser K726, Cl A2
2.905%, 04/25/24	1,471	1,503
FNMA
5.500%, 09/01/40-08/01/37	4,172	4,664
5.000%, 11/01/44-10/01/35	4,666	5,110
4.500%, 04/01/47-08/01/40	14,407	15,477
4.000%, 12/01/46-11/01/46	47,652	50,173
3.500%, 07/25/26-03/01/46	53,187	54,849
3.000%, 02/01/32-01/01/47	46,689	47,057
2.500%, 07/01/27-01/01/32	4,237	4,261
FNMA, Ser 2005-35, Cl DZ
5.000%, 04/25/35	234	255
FNMA, Ser 2010-114, Cl BA
4.000%, 07/25/39	33	33

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
FNMA, Ser 2015-M11, Cl A2
2.827%, 04/25/25 (B)	$350	$354
FNMA, Ser 2017-20, Cl PA
3.000%, 08/25/44	1,720	1,755
FNMA, Ser 2017-41, Cl MD
4.000%, 05/25/53	1,670	1,767
GNMA
5.000%, 11/20/46-09/20/46	1,438	1,553
4.500%, 04/20/47-07/15/39	4,596	4,886
4.000%, 04/20/47-07/01/39	16,725	17,606
3.500%, 05/20/47-01/20/47	22,902	23,732
3.000%, 04/20/47-06/20/47	16,976	17,156

		331,199

Non-Agency Mortgage-Backed Obligations — 1.4%
Alternative Loan Trust, Ser 2003-22CB, Cl 3A1
6.000%, 12/25/33	856	859
BAMLL Commercial Mortgage Securities Trust, Ser 2012-PARK, Cl A
2.959%, 12/10/30 (A)	1,171	1,192
Citigroup Commercial Mortgage Trust, Ser 2013-GC17, Cl A4
4.131%, 11/10/46	388	416
COMM Mortgage Trust, Ser 2013-CCRE9, Cl A4
4.238%, 07/10/45 (B)	690	747
COMM Mortgage Trust, Ser 2013-CR11, Cl A3
3.983%, 08/10/50	1,064	1,132
COMM Mortgage Trust, Ser 2013-CR8, Cl A5
3.612%, 06/10/46 (B)	90	94
COMM Mortgage Trust, Ser 2013-LC6, Cl A4
2.941%, 01/10/46	640	647
COMM Mortgage Trust, Ser 2015-DC1, Cl A5
3.350%, 02/10/48	1,000	1,015
COMM Mortgage Trust, Ser 2015-PC1, Cl A5
3.902%, 07/10/50	40	42
Commercial Mortgage Trust, Ser 2015-3BP, Cl A
3.178%, 02/10/35 (A)	13	13
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 4A4
5.750%, 11/25/33	91	94
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR2, Cl 5A1
3.380%, 03/25/34 (B)	66	67
CSAIL Commercial Mortgage Trust, Ser 2016-C7, Cl A5
3.502%, 11/15/49	614	626

Description	Face Amount (000)	Value (000)
CSMC Trust, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (A)	$308	$318
GS Mortgage Securities II, Ser 2015-GC30, Cl A4
3.382%, 05/10/50	103	105
GS Mortgage Securities Trust, Ser 2012-SHOP, Cl A
2.933%, 06/05/31 (A)	1,155	1,175
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A4
4.271%, 11/10/46	23	25
GS Mortgage Securities Trust, Ser 2013-GCJ12, Cl A4
3.135%, 06/10/46	229	234
GS Mortgage Securities Trust, Ser 2015-GC32, Cl A4
3.884%, 07/10/48	500	525
GSR Mortgage Loan Trust, Ser 2005-4F, Cl 6A1
6.500%, 02/25/35	40	40
HarborView Mortgage Loan Trust, Ser 2004-3, Cl 1A
3.089%, 05/19/34 (B)	53	53
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP5, Cl A2
3.240%, 03/15/50	400	414
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP5, Cl A5
3.723%, 03/15/50	395	414
JPMorgan Mortgage Trust, Ser 2003-A2, Cl 3A1
2.980%, 11/25/33 (B)	166	158
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 6T1
3.415%, 02/25/35 (B)	232	230
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 3A2
3.454%, 04/25/35 (B)	67	67
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 4A1
3.089%, 06/25/35 (B)	134	135
MLCC Mortgage Investors, Ser 2006-2, Cl 2A
3.019%, 05/25/36 (B)	296	288
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.083%, 07/15/46 (B)	315	339
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C12, Cl A4
4.259%, 10/15/46 (B)	327	353

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl A4
3.787%, 01/15/47	$238	$251
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl A5
4.064%, 02/15/47	189	202
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C19, Cl AS
3.832%, 12/15/47	500	517
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Cl A4
3.249%, 02/15/48	762	773
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl A
3.350%, 07/13/29 (A)	1,104	1,145
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 1A
3.229%, 06/25/34 (B)	288	285
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A4
3.540%, 05/15/48	1,000	1,030
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS3, Cl A4
3.617%, 09/15/57	96	99
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl A4
3.789%, 09/15/48	493	516
Wells Fargo Commercial Mortgage Trust, Ser 2016-LC25, Cl A4
3.640%, 12/15/59	426	442
Wells Fargo Commercial Mortgage Trust, Ser 2017-RB1, Cl A5
3.635%, 03/15/50	420	436
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-J, Cl 1A9
3.074%, 10/25/33 (B)	690	695
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR10, Cl 2A4
3.116%, 05/01/35 (B)	160	163
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl A3
2.749%, 05/15/45	500	502
WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A4
3.073%, 06/15/46	584	595

Description	Face Amount (000)	Value (000)
WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A5
3.337%, 06/15/46	$60	$62

		19,530

Total Mortgage-Backed Securities (Cost $351,209) (000)		350,729

U.S. TREASURY OBLIGATIONS — 24.1%
U.S. Treasury Bonds
5.375%, 02/15/31	1,000	1,344
5.000%, 05/15/37	2,240	3,073
4.750%, 02/15/37	9,993	13,317
4.375%, 02/15/38	1,200	1,529
3.750%, 11/15/43	6,500	7,641
3.500%, 02/15/39	3,400	3,841
3.375%, 05/15/44	5,500	6,076
3.000%, 05/15/47-11/15/45	11,665	12,033
2.875%, 08/15/45-11/15/46	13,201	13,274
2.500%, 02/15/46-05/15/46	476	443
2.250%, 08/15/46	3,950	3,478
U.S. Treasury Notes
3.500%, 05/15/20	750	791
3.375%, 11/15/19	1,000	1,045
3.125%, 05/15/19	1,500	1,548
2.750%, 02/15/24	1,000	1,040
2.625%, 08/15/20-11/15/20	2,750	2,837
2.500%, 08/15/23-05/15/24	3,100	3,179
2.375%, 12/31/20-05/15/27	4,244	4,312
2.250%, 12/31/23-02/15/27	4,750	4,799
2.125%, 08/15/21-03/31/24	5,850	5,855
2.000%, 10/31/21-09/30/20	31,533	31,522
1.875%, 11/30/21-05/31/22	31,228	31,235
1.750%, 09/30/19-04/30/22	15,600	15,524
1.625%, 04/30/19-08/15/22	27,027	26,368
1.500%, 12/31/18-06/15/20	37,939	37,281
1.375%, 08/31/23-12/31/18	36,196	35,861
1.250%, 11/30/18-03/31/21	45,373	44,925
1.125%, 08/31/21-02/28/21	13,970	13,681
1.000%, 09/30/19	800	793
0.875%, 10/15/18-04/15/19	2,500	2,483
0.750%, 07/15/19-02/15/19	4,750	4,704

Total U.S. Treasury Obligations (Cost $336,051) (000)		335,832

LOAN PARTICIPATIONS — 9.8%
Aerospace/Defense — 0.1%
Sequa Mezzanine Holdings LLC, Initial Term Loan, 1st Lien
6.672%, 11/28/21	355	357
Transdigm Inc., Tranche D Term Loan
4.296%, 06/04/21	136	136
4.226%, 06/04/21	9	9
Transdigm Inc., Tranche F Term Loan, 1st Lien
4.226%, 06/09/23	495	494

		996

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Airlines — 0.1%
American Airlines, Inc., 2017 Replacement Term Loan, 1st Lien
3.220%, 06/26/20	$742	$741

Automotive — 0.1%
Dayco, Term Loan B
6.178%, 05/08/23	700	698
Horizon Global, 1st Lien
5.726%, 03/30/21	247	249
TI Group Automotive Systems, LLC, Initial US Term Loan, 1st Lien
3.976%, 06/30/22	619	618

		1,565

Building Materials — 0.4%
American Builders & Contractors Supply Co., Inc., Additional Term B-1 Loan, 1st Lien
3.726%, 10/31/23	620	621
C.H.I. Overhead Doors, Inc., Initial Term Loan, 1st Lien
4.476%, 07/29/22	496	493
Doosan Bobcat Inc., Tranche B Term Loan
3.929%, 05/18/24	750	752
Jeld-Wen, Inc., Term B-3 Loan, 1st Lien
4.296%, 07/01/22	953	960
PGT Inc., Initial Term Loan, 1st Lien
6.004%, 02/16/22	277	280
5.939%, 02/16/22	156	158
Priso Acquisition Corporation (aka PrimeSource Building Products), Term B Loan
4.226%, 05/08/22	741	739
SRS Distribution Inc., Term B-4 Loan, 1st Lien
4.546%, 08/25/22	784	786
Tecostar Holdings, Inc., Closing Date Term Loan,
4.922%, 04/18/24	304	303

		5,092

Chemicals — 0.8%
Allnex (Luxembourg) & Cy SCA. (f/k/a AI Chem & Cy SCA), Tranche B-2 Term Loan, 1st Lien
4.406%, 09/13/23	708	709
Allnex (Luxembourg) & Cy SCA. (f/k/a AI Chem & Cy SCA), Tranche B-3 Term Loan, 1st Lien
4.406%, 06/02/23	534	534

Description	Face Amount (000)	Value (000)
Ascend Performance Materials Operations LLC, Term B Loan
6.796%, 08/12/22	$499	$502
ASP Chromaflo Intermediate Holdings, Inc., Initial Tranche B-1 Term Loan, 1st Lien
5.226%, 11/20/23	405	406
ASP Chromaflo Intermediate Holdings, Inc., Initial Tranche B-2 Term Loan, 1st Lien
5.226%, 11/20/23	527	528
Berry Global Group, Inc. (fka Berry Plastics Corporation), Term K Loan
3.367%, 02/08/20	826	826
Ferro, Term Loan B, 1st Lien
3.726%, 02/08/24	998	1,000
Ineos US Finance LLC, New 2024 Dollar Term Loan
3.976%, 04/01/24	995	996
IPS Corp., 1st Lien
6.466%, 12/14/23	499	499
IPS Corp., 2nd Lien
10.716%, 12/14/24	250	248
Nexeo Solutions, LLC, Term B Loan
5.046%, 06/09/23	247	248
4.952%, 06/09/23	246	248
4.922%, 06/09/23	250	251
Ravago Holdings America, Inc., Term Loan, 1st Lien
4.480%, 07/13/23	668	669
Solenis International, LP (Solenis Holdings 3 LLC), Initial Dollar Term Loan, 1st Lien
4.452%, 07/31/21	483	484
Tricorbraun Holdings, Inc., Closing Date Term Loan
5.046%, 11/30/23	769	775
Tricorbraun Holdings, Inc., Delayed Draw Term Loan
3.750%, 11/29/17	77	78
Tronox Pigments (Netherlands) BV, New Term Loan, 1st Lien
4.796%, 03/19/20	744	748
Univar USA Inc., Term B-2 Loan, 1st Lien
3.976%, 07/01/22	714	715
US Farathane, LLC, 1st Lien
5.296%, 12/23/21	469	474

		10,938

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Computers & Electronics — 1.6%
Almonde Inc., Term Loan
8.459%, 04/28/25	$208	$211
Applied Systems, Inc., Initial Term Loan
4.546%, 01/25/21	745	749
Aricent Technologies (Aricent US Inc.), Initial Term Loan, 1st Lien
5.639%, 04/14/21	448	449
Aricent Technologies, Initial Term Loan, 1st Lien
9.639%, 04/14/22	550	551
Campaign Monitor Finance Pty Limited (CM Delaware LLC), Term Loan, 1st Lien
6.546%, 03/18/21	47	44
Cypress Intermediate Holdings III, Inc. (fka Jaguar Holding Inc.), Initial Term Loan, 1st Lien
4.230%, 04/29/24	189	188
Dell International L.L.C. (EMC Corporation), Term A-2 Loan, 1st Lien
3.480%, 09/07/21	741	741
Dell, Term Loan A1
3.230%, 12/31/18	356	356
Electrical Components International, Inc., Loan, 1st Lien
6.046%, 05/28/21	631	634
Epicor Software Corporation (fka Eagle Parent Inc.), Term B Loan, 1st Lien
4.980%, 06/01/22	748	748
EZE Software Group LLC, New Loan, 1st Lien
7.796%, 04/05/21	750	749
Go Daddy Operating Company LLC (GD Finance Co, Inc.), Initial Term Loan, 1st Lien
3.726%, 02/15/24	999	1,001
Infor (US), Inc. (fka Lawson Software Inc.), Tranche B-6 Term Loan
4.046%, 02/01/22	1,205	1,196
Kronos Incorporated, Incremental Term Loan, 1st Lien
5.170%, 11/01/23	1,292	1,300
5.037%, 11/01/23	3	3
MA Financeco, LLC, Tranche B-2 Term Loan
3.672%, 11/19/21	195	194

Description	Face Amount (000)	Value (000)
MACOM Technology Solutions Holdings, Inc. (fka M/A-COM Technology Solutions Holdings, Inc.), Initial Term Loan
0.000%, 05/07/24 (F)	$833	$829
MH Sub I, LLC (Micro Holding Corp.), Initial Term Loan, 1st Lien
8.726%, 07/08/22	242	245
4.976%, 07/08/21	619	623
Micro Focus, Term Loan B, 1st Lien
4.030%, 04/19/24	866	867
0.000%, 04/29/24 (F)	128	128
Microsemi Corporation, Closing Date Term B Loan, 2nd Lien
3.326%, 12/17/22	589	589
Oberthur Technologies Holding SAS (fka OT Frenchco 1 SAS), Facility B1 (USD), 1st Lien
5.046%, 01/10/24	241	243
Oberthur Technologies Holding SAS (fka OT Frenchco 1 SAS), Facility B2 (USD), 1st Lien
4.795%, 01/10/24	391	394
ON Semiconductor Corporation, 2017 New Replacement Term Loan
3.476%, 03/31/23	657	657
Onex Carestream Finance LP, Term Loan (First Lien 2013), 1st Lien
5.254%, 06/07/19	420	417
Project Alpha Intermediate Holding, Inc., Term Loan
4.670%, 04/19/24	339	337
Project Ruby Ultimate Parent Corp., Closing Date Term Loan
4.795%, 02/09/24	1,596	1,596
Solera, LLC (Solera Finance, Inc.), Dollar Term Loan, 1st Lien
4.476%, 03/03/23	746	748
Spectrum Brands, Inc., 2017 Refinanced USD Term Loan, 1st Lien
3.179%, 06/23/22	302	303
3.172%, 06/23/22	698	700
SS&C Technologies Holdings, Inc., 2017 Refinancing New Term B-1 Loan, 1st Lien
3.476%, 07/08/22	677	680

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
SS&C Technologies Holdings, Inc., 2017 Refinancing New Term B-2 Loan
3.476%, 07/08/22	$41	$41
Vertiv Group Corporation (fka Cortes NP Acquisition Corporation), Term B Loan, 1st Lien
5.226%, 11/30/23	1,226	1,230
Wall Street Systems Delaware Inc., Initial Term Loan, 1st Lien
4.540%, 04/09/21	975	979
Western Digital Corporation, U.S. Term B-2 Loan, 1st Lien
3.976%, 04/29/23	1,391	1,396

		22,116

Construction — 0.1%
Brand Energy & Infrastructure Services, Inc., Term Loan
5.464%, 06/14/24	1,000	998
Pike Corporation, Initial Term Loan
4.980%, 03/01/24	623	631
Pike Corporation, Initial Term Loan, 1st Lien
9.230%, 09/02/24	250	253

		1,882

Consumer Discretionary — 0.0%
Tecnnicolor 3/17 Term Loan, 1st Lien
3.952%, 12/06/23	499	499

Consumer Nondurables — 0.1%
Galleria Co., Term B Loan, 1st Lien
4.125%, 09/29/23	175	176
NM Z Parent Inc. (aka Zep Inc.), 2016 Term Loan
5.226%, 06/27/22	494	494
Prestige Brands, Inc., Term B-4 Loan, 1st Lien
3.976%, 01/26/24	337	338

		1,008

Consumer Services — 0.0%
Amaya Holdings BV, Initial Term B-3 Loan, 1st Lien
4.796%, 08/01/21	68	68

Educational Services — 0.0%
Education Management II LLC, Tranche A Term Loan, 1st Lien
5.655%, 07/02/20	129	58

Description	Face Amount (000)	Value (000)
Education Management II LLC, Tranche B Term Loan, 1st Lien
8.655%, 07/02/20	$246	$3

		61

Entertainment & Leisure — 0.2%
AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Initial Term Loan, 1st Lien
3.459%, 12/15/22	718	719
Authentic Brands 5/14, 2nd Lien
9.796%, 05/27/22	500	504
BC Equity Ventures LLC, Term Loan
7.730%, 08/31/22	495	495
Intrawest Operations Group, LLC, Initial Term Loan, 1st Lien
4.726%, 12/09/20	750	751

		2,469

Financial Services — 0.4%
Altisource Solutions SARL, Term B Loan
4.726%, 12/09/20	432	372
Citco Funding LLC, 2017 Term Loan, 1st Lien
4.226%, 03/23/22	967	973
Duff & Phelps Investment Management Co., Initial Term Loan, 1st Lien
5.046%, 03/14/20	495	497
Focus Financial Partners, LLC, 1st Lien
0.000%, 05/22/24 (F)	488	491
Freedom Mortgage Corporation, Initial Term Loan
6.862%, 02/23/22	1,091	1,105
NXT Capital, Inc. (NXT Capital, LLC), Term Loan
5.730%, 11/23/22	64	65
5.550%, 11/23/22	429	435
5.500%, 11/23/22	255	259
Virtus Investment 2/17 Term Loan, 1st Lien
4.952%, 03/03/24	1,000	1,010
Walter Investment Management Corp., Tranche B Term Loan, 1st Lien
4.976%, 12/18/20	664	601

		5,808

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Food & Beverage — 0.2%
Constellation Brands, Term Loan B
5.000%, 11/15/23	$499	$501
JBS USA Lux SA (fka JBS USA, LLC), Initial Term Loan
5.750%, 10/30/22	705	687
US Foods, Inc. (aka U.S. Foodservice, Inc.), Initial Term Loan, 1st Lien
3.980%, 06/27/23	985	988

		2,176

Forest Products — 0.1%
LBM Borrower, 1st Lien
6.546%, 08/20/22	129	129
LBM, 1st Lien
6.452%, 08/20/22	313	314
ProAmpac PG Borrower LLC, Initial Term Loan
5.214%, 11/17/23	232	234
5.179%, 11/17/23	115	116
5.172%, 11/17/23	151	152
Prolamina, Term Loan, 2nd Lien
9.672%, 11/18/24	125	127

		1,072

Gaming & Hotels — 0.5%
ClubCorp Club Operations, Inc., 1st Lien
4.046%, 12/15/22	868	873
Gateway Casinos & Entertainment Limited, Initial Tranche B-1 Term Loan, 1st Lien
5.046%, 02/22/23	750	755
Hilton Worldwide Finance LLC, Series B-2 Term Loan, 1st Lien
3.216%, 10/25/23	983	985
Horseshoe Baltimore, Term Loan B, 1st Lien
0.000%, 06/28/24 (F)	509	507
Las Vegas Sands, LLC, Refinancing Term Loan (2017), 1st Lien
3.230%, 03/20/24	1,494	1,495
MGM Growth Properties Operating Partnership LP, Term B Loan, 1st Lien
3.476%, 04/25/23 (B)	267	267
Playa Funding, Term Loan B, 1st Lien
4.170%, 04/05/24	1,000	1,000
Plaze, Cove-Lite Term Loan
4.647%, 07/31/22	306	306
4.551%, 07/31/22	40	40

		6,228

Description	Face Amount (000)	Value (000)
Health Care — 0.6%
Alliance HealthCare Services, Inc., Initial Term Loan, 1st Lien
4.496%, 06/03/19	$70	$69
4.469%, 06/03/19	84	84
4.430%, 06/03/19	179	179
4.405%, 06/03/19	144	144
Alvogen Pharma US, Inc., Loan, 1st Lien
6.230%, 04/01/22	214	210
Amneal Pharmaceuticals LLC, Term Loan B, 1st Lien
4.796%, 11/01/19	556	559
CHS/Community Health Systems, Inc., Incremental 2019 Term G Loan
3.952%, 12/31/19	678	677
Endo Luxembourg Finance Company I SARL, Initial Term Loan, 1st Lien
5.500%, 04/12/24	893	901
Grifols Worldwide Operations Limited, Tranche B Term Loan, 1st Lien
5.500%, 01/31/25	—	—
3.436%, 01/31/25	1,054	1,055
HCA Inc., Tranche B-9 Term Loan
3.226%, 03/17/23	496	497
Iasis Healthcare LLC, Term B-3 Loan, 1st Lien
5.296%, 02/16/21	563	566
Prospect Medical Holdings, Inc., Term Loan
7.250%, 06/30/22	748	754
Surgery Center Holdings, Inc., Initial Term Loan, 1st Lien
4.830%, 11/03/20	494	495
Surgery Center Holdings, Inc., Term Loan B, 1st Lien
0.000%, 06/20/24 (F)	439	440
Valeant Pharmaceuticals International, Inc., Series F Tranche B Term Loan, 1st Lien
5.830%, 04/01/22	1,291	1,308
Zest Holdings, LLC
5.480%, 08/16/23	499	502

		8,440

Home Furnishings — 0.1%
Comfort Holding, LLC, Initial Term Loan
5.885%, 02/05/24	250	250

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Comfort Holding, LLC, Initial Term Loan, 2nd Lien
11.135%, 01/31/25	$192	$184
Serta Simmons Bedding, LLC, Initial Term Loan, 1st Lien
4.679%, 10/20/23	232	232
4.560%, 10/20/23	842	840

		1,506

Industrials — 0.0%
Douglas Dynamics, LLC
4.730%, 12/31/21	445	448

Information Technology — 0.1%
Ciena 1/17 Cove Lite
3.712%, 01/26/22	1,201	1,204
CPI International 3/17 2nd Lien
8.460%, 04/07/22	284	284

		1,488

Insurance — 0.4%
Acrisure, LLC, Term B Loan, 1st Lien
5.897%, 11/22/23	893	901
Alliant Holdings Intermediate, LLC, Initial Term Loan, 1st Lien
4.417%, 08/12/22	1,167	1,165
AmWINS Group, Inc., Term Loan, 1st Lien
3.976%, 01/25/24	709	709
3.836%, 01/25/24	286	285
NFP Corp., Term B Loan, 1st Lien
4.796%, 01/08/24	1,215	1,217
Sedgwick Claims Management Services, Inc., 2016 New Term Loan, 1st Lien
4.546%, 03/01/21	743	744
USI, Inc. (fka Compass Investors Inc.), Initial Term Loan
4.180%, 04/05/24	524	520

		5,541

Leasing — 0.2%
Avolon TLB Borrower 1 (US) LLC, Initial Term B-2 Loan, 1st Lien
3.962%, 03/21/22	1,392	1,400
BakerCorp International, Inc. (f/k/a B-Corp Holdings, Inc.), Refinanced Term Loan, 1st Lien
4.250%, 02/07/20	598	571

Description	Face Amount (000)	Value (000)
CH Hold Corp., Delayed Draw Term Loan, 1st Lien
3.000%, 02/01/24	$45	$45
CH Hold Corp., Initial Term Loan, 1st Lien
4.226%, 02/01/24	453	455
Fly Funding II SARL, Loan, 1st Lien
3.290%, 02/09/23	719	720

		3,191

Machinery — 0.1%
Blount International Inc., Initial Term Loan, 1st Lien
6.216%, 04/12/23	496	504
Safway Group Holding LLC, Initial Term Loan, 1st Lien
5.750%, 08/21/23	746	746
SiteOne Landscape Supply, LLC, 1st Lien
4.760%, 04/29/22	339	341

		1,591

Manufacturing — 0.0%
Misys Ltd., 1st Lien
4.736%, 04/26/24	314	313
4.736%, 06/13/24	114	114
PLZ Aeroscience Corp
4.695%, 07/31/22	154	154

		581

Materials — 0.2%
Avantor, Term Loan
5.230%, 03/11/24	748	749
Axalta Coating System Dutch Holdings, Term Loan
3.296%, 06/21/24	770	772
Element Material, Term Loan B, 1st Lien
0.000%, 06/05/24 (F)	500	505
Pregis 5/14 Cove-Lite Term Loan
4.796%, 05/20/21	745	744

		2,770

Media — 0.5%
Charter Communications Operating, LLC (aka CCO Safari LLC), Term H-1 Loan, 1st Lien
3.230%, 01/15/22	499	500
Charter Communications Operating, LLC (aka CCO Safari LLC), Term I-1 Loan
3.480%, 01/15/24	938	941

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
CSC Holdings, LLC (fka CSC Holdings, Inc.), March 2017 Refinancing Term Loan, 1st Lien
3.459%, 07/15/25	$263	$260
Entravision Communications Corp., Term Loan B, 1st Lien
3.796%, 05/31/02	272	271
Lions Gate Entertainment Corp., Term B Loan
4.051%, 12/08/23	588	591
Mission Broadcasting, Inc., Term B Loan
7.250%, 01/17/24	—	—
4.238%, 01/17/24	62	62
Nexstar Broadcasting, Inc., Term B Loan, 1st Lien
4.238%, 01/17/24	632	633
Numericable U.S. LLC, USD TLB-10 Term Loan, 1st Lien
4.422%, 01/14/25	1,244	1,242
Raycom TV Broadcasting LLC, Term Loan B, 1st Lien
4.226%, 08/04/21	982	982
Virgin Media Bristol LLC, I Facility, 1st Lien
3.909%, 01/31/25	1,000	1,000
Ziggo Secured Finance Partnership, Term Loan E Facility, 1st Lien
3.659%, 04/15/25	1,000	997

		7,479

Metals & Mining — 0.0%
Dynacast International LLC, Term B-1 Loan (First Lien)
4.546%, 01/28/22	499	500

Oil & Gas — 0.1%
Eagleclaw Midstream Services, Term Loan B, 1st Lien
5.466%, 06/07/24	222	219
Limetree Bay Terminals, LLC (Limetree Bay Financing, LLC), Advance, 1st Lien
6.159%, 02/15/24	748	756
Philadelphia Energy Solutions Refining and Marketing LLC, Initial Term Loan, 1st Lien
6.250%, 04/04/18	692	626
Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan
4.296%, 02/21/21	362	230

		1,831

Description	Face Amount (000)	Value (000)
Personal Services — 0.1%
William Morris Endeavor Entertainment , LLC (IMG Worldwide Holdings, LLC), Term Loan, 1st Lien
4.480%, 05/06/21	$1,241	$1,245

		1,245

Professional & Business Services — 1.1%
Albany Molecular Research, Inc., Term Loan
5.906%, 07/16/21	495	496
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial Term Loan, 1st Lien
5.046%, 07/28/22	1,000	1,002
Bright Horizons Family Solutions LLC (fka Bright Horizons Family Solutions, Inc.), Term B Loan, 1st Lien
3.476%, 11/07/23	970	974
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
3.976%, 03/01/24	1,247	1,246
DH Publishing, L.P., 1st Lien
3.576%, 08/21/23	1,390	1,390
Evertec, Term Loan A
3.589%, 01/20/18	1,105	1,097
ExamWorks Group, Inc. (fka Gold Merger Co, Inc.), Term B-1 Loan
4.476%, 07/27/23	347	348
Explorer Holdings Inc., Initial Term Loan, 1st Lien
6.170%, 04/12/23	252	254
Flex Acquisition Company, Inc., Initial Term Loan, 1st Lien
4.398%, 12/29/23	998	1,000
Global Payments Inc., Term B-2 Loan, 1st Lien
3.226%, 04/21/23	386	387
Hamilton Lane Advisors LLC, Term Loan B, 1st Lien
4.726%, 07/01/22	16	16
Harbourvest Partners LP, New Term Loan, 1st Lien
3.655%, 02/04/21	340	339
Heartland Dental Care Inc., Term Loan B-1, 1st Lien
5.730%, 12/21/18	991	991
Infinity Acquisition LLC, Initial Term Loan, 1st Lien
4.546%, 08/06/21	1,153	1,143

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
iPayment, Inc., Initial Term Loan
7.158%, 04/06/23	$518	$522
Mergermarket USA, Inc., 2014 Incremental Term Loan, 1st Lien
4.726%, 02/04/21 (D)	250	250
Mergermarket USA, Inc., Initial Term Loan
7.584%, 02/04/22	750	748
Sai Global Term Loan B, 1st Lien
5.647%, 12/08/23	222	225
Sai Global, Term Loan B, 1st Lien
5.677%, 12/08/23	276	279
Team Health Holdings, Inc., Initial Term Loan, 1st Lien
3.976%, 02/06/24	998	989
Tempo Acquisition, LLC, Initial Term Loan
4.060%, 05/01/24	1,000	1,002
West Corporation, Refinanced Term B-12 Loan, 1st Lien
3.796%, 06/17/23	259	258
3.726%, 06/17/23	484	484

		15,440

Real Estate — 0.2%
Capital Automotive LP, Initial Tranche B Term Loan, 1st Lien
7.220%, 03/21/25	233	237
DTZ U.S. Borrower, LLC (DTZ AUS Holdco PTY Limited), 2015-1 Additional Term Loan
4.546%, 11/04/21	59	58
4.452%, 11/04/21	856	855
4.422%, 11/04/21	386	385
iStar Inc., Initial Term Loan, 1st Lien
4.964%, 07/01/20	250	251
4.836%, 07/01/20	246	248
RE/MAX, LLC (fka RE/MAX International, LLC), Term Loan, 1st Lien
4.046%, 12/15/23	496	497
RHP Hotel Properties, LP, Tranche B Term Loan
3.440%, 04/19/24	750	751

		3,282

Retail Food & Drug — 0.1%
BJ’s Wholesale Club, Inc., Tranche B Term Loan
4.968%, 02/03/24	561	543

Description	Face Amount (000)	Value (000)
Smart & Final Inc., Initial Term Loan, 1st Lien
4.726%, 11/15/22	$155	$149
Smart & Final Stores LLC, Term Loan, 1st Lien
4.796%, 11/15/22	214	204
Trugreen Limited Partnership, Initial Term Loan, 1st Lien
6.627%, 04/07/23	495	499

		1,395

Retailing — 0.2%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan
3.546%, 02/16/24	555	554
3.476%, 02/16/24	823	821
HD Supply, Inc., Term B-2 Loan, 2nd Lien
4.046%, 10/17/23	746	750
Landry’s Inc. (fka Landry’s Restaurants, Inc.), B Term Loan, 1st Lien
3.980%, 10/04/23	161	160
3.968%, 10/04/23	6	6
3.826%, 10/04/23	107	106

		2,397

Securities & Trusts — 0.1%
RPI Finance Trust, Initial Term Loan B-6
3.296%, 03/27/23	748	750

Shipping & Ship Building — 0.2%
AI Mistral Holdco Limited, Initial Term Loan, 1st Lien
4.226%, 01/17/24	748	745
Navios Maritime Partners LP (Navios Partners Finance (US) Inc.), Initial Term Loan
6.250%, 09/14/20	988	983
OSG Bulk Ships, Inc., Initial Term Loan, 1st Lien
6.790%, 05/30/22	750	739
5.430%, 08/05/19	400	379

		2,846

Steel — 0.1%
Zekelman Industries, Inc. (fka JMC Steel Group, Inc.), Term Loan
4.789%, 06/14/21	840	844

Telecommunications — 0.7%
Centurylink, Term Loan B
1.375%, 01/31/25	1,250	1,235

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)(1)	Value (000)
Digicel, 1st Lien
4.940%, 05/10/24	360	$362
DigitalGlobe, Inc., Term Loan
3.976%, 01/15/24	597	597
Flint Acquisition Company, Inc 12/29/2023 Lien 1
4.153%, 09/07/21	748	738
4.057%, 09/07/21	2	2
Greeneden U.S. Holdings I, LLC, Tranche B-1 Dollar Term Loan, 1st Lien
5.296%, 12/01/23	1,180	1,183
LTS Buyer LLC (Sidera Networks, Inc.), Term B Loan, 1st Lien
4.546%, 04/13/20	490	491
Radiate Holdco, LLC, Closing Date Term Loan, 1st Lien
4.226%, 02/01/24	998	982
SBA Senior Finance II LLC, Incremental Tranche B-1 Term Loan, 2nd Lien
3.480%, 03/24/21	729	730
Sprint Communications, Inc., Initial Term Loan, 1st Lien
3.750%, 02/02/24	1,298	1,298
Syniverse Holdings, Inc., Tranche B Term Loan, 1st Lien
4.296%, 04/23/19	390	364
Telenet Financing USD LLC, Term Loan AI Facility
3.909%, 06/30/25	828	828
0.000%, 06/30/25 (F)	202	202
Zayo Group LLC (Zayo Capital, Inc.), 2017 Incremental Refinancing B-2 Term Loan, 1st Lien
3.716%, 01/19/24	1,136	1,136

		10,148

Transportation — 0.0%
XPO Logistics, Inc., Refinanced Term Loan, 1st Lien
3.405%, 11/01/21	480	481

Total Loan Participations (Cost $136,926) (000)		136,913

SOVEREIGN DEBT — 8.9%
1MDB Global Investments
4.400%, 03/09/23	2,000	1,847
Argentine Bonos del Tesoro
18.200%, 10/03/21 (ARS)	18,148	1,156
Argentine Republic Government International Bond
8.280%, 12/31/33	1,625	1,795
7.500%, 04/22/26	1,160	1,250

Description	Face Amount (000)(1)	Value (000)
7.125%, 07/06/36 (A)	560	$556
6.875%, 04/22/21	195	209
5.625%, 01/26/22	750	768
2.500%, 03/31/19 (E)	1,519	993
Armenia International Bond
6.000%, 09/30/20 (A)	1,236	1,295
Azerbaijan Government International Bond
4.750%, 03/18/24 (A)	1,820	1,823
Banco Nacional de Desenvolvimento Economico e Social
5.750%, 09/26/23 (A)	615	650
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/21 (BRL)	1,230	371
10.000%, 01/01/23 (BRL)	2,170	645
Brazilian Government International Bond
6.000%, 04/07/26	1,090	1,176
5.625%, 01/07/41	370	356
4.875%, 01/22/21	190	199
4.250%, 01/07/25	1,105	1,086
2.625%, 01/05/23	1,295	1,199
Canada Government International Bond
1.625%, 02/27/19	100	100
Chile Government International Bond
3.860%, 06/21/47	1,243	1,246
3.125%, 01/21/26	107	109
Colombia Government International Bond
7.375%, 03/18/19	100	109
7.375%, 09/18/37	695	893
6.125%, 01/18/41	600	692
5.000%, 06/15/45	1,468	1,477
4.500%, 01/28/26	340	362
4.375%, 07/12/21	200	213
4.000%, 02/26/24	970	1,007
3.875%, 04/25/27	370	373
Costa Rica Government International Bond
7.158%, 03/12/45 (A)	1,400	1,470
7.000%, 04/04/44 (A)	1,030	1,071
Croatia Government International Bond
6.375%, 03/24/21 (A)	860	956
Dominican Republic International Bond
7.500%, 05/06/21 (A)	657	726
7.450%, 04/30/44 (A)	915	1,044
6.875%, 01/29/26 (A)	765	854
6.850%, 01/27/45 (A)	250	266
6.600%, 01/28/24 (A)	290	319
5.950%, 01/25/27 (A)	560	585
5.500%, 01/27/25 (A)	365	377

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Ecuador Government International Bond
10.750%, 03/28/22 (A)	$790	$843
9.650%, 12/13/26 (A)	560	559
8.750%, 06/02/23 (A)	440	434
7.950%, 06/20/24 (A)	1,190	1,113
Egypt Government International Bond
8.500%, 01/31/47 (A)	500	539
7.500%, 01/31/27 (A)	660	701
6.125%, 01/31/22 (A)	590	603
5.875%, 06/11/25 (A)	530	518
El Salvador Government International Bond
8.625%, 02/28/29 (A)	880	914
7.650%, 06/15/35 (A)	1,165	1,089
7.375%, 12/01/19 (A)	215	218
6.375%, 01/18/27 (A)	150	135
5.875%, 01/30/25 (A)	505	453
Export Development Canada
2.000%, 05/17/22	200	200
Export-Import Bank of Korea
2.875%, 01/21/25	200	197
Georgia Government International Bond
6.875%, 04/12/21 (A)	1,060	1,179
Ghana Government International Bond
10.750%, 10/14/30 (A)	970	1,201
9.250%, 09/15/22 (A)	490	528
7.875%, 08/07/23 (A)	1,010	1,030
Hashemite Kingdom of Jordan Government AID Bond
2.503%, 10/30/20	200	205
Honduras Government International Bond
8.750%, 12/16/20 (A)	1,180	1,340
7.500%, 03/15/24 (A)	200	221
6.250%, 01/19/27 (A)	330	341
Hungary Government International Bond
5.750%, 11/22/23	830	949
5.375%, 03/25/24	1,390	1,565
Indonesia Government International Bond
8.500%, 10/12/35 (A)	1,470	2,116
5.875%, 01/15/24 (A)	860	980
5.250%, 01/17/42 (A)	400	432
5.250%, 01/08/47 (A)	280	305
4.125%, 01/15/25 (A)	360	371
3.700%, 01/08/22 (A)	210	216
Israel Government International Bond
3.150%, 06/30/23	200	206
Ivory Coast Government International Bond
6.125%, 06/15/33 (A)	810	777
5.750%, 12/31/32 (A)	572	549
5.375%, 07/23/24 (A)	450	439

Description	Face Amount (000)(1)	Value (000)
Jamaica Government International Bond
8.000%, 03/15/39	250	$295
Japan Bank for International Cooperation
2.500%, 06/01/22	200	201
2.375%, 04/20/26	200	194
2.250%, 11/04/26	200	191
Jordan Government International Bond
5.750%, 01/31/27 (A)	370	368
Kazakhstan Government International Bond
6.500%, 07/21/45 (A)	540	639
Kenya Government International Bond
5.875%, 06/24/19 (A)	848	870
Korea Development Bank
2.500%, 01/13/21	200	199
Korea International Bond
7.125%, 04/16/19	100	109
2.750%, 01/19/27	200	196
Kreditanstalt fuer Wiederaufbau
2.125%, 03/07/22	150	151
1.750%, 03/31/20	500	500
1.625%, 05/29/20	250	249
Kuwait International Government Bond
2.750%, 03/20/22 (A)	696	698
Lebanon Government International Bond
6.750%, 11/29/27	215	215
6.650%, 11/03/28	160	157
6.650%, 02/26/30	495	486
6.600%, 11/27/26	450	450
6.375%, 03/09/20	215	219
6.200%, 02/26/25	390	382
6.100%, 10/04/22	355	355
6.000%, 01/27/23	505	502
5.450%, 11/28/19	530	532
5.150%, 11/12/18	215	216
Malaysia Government Bond
4.254%, 05/31/35 (MYR)	3,650	824
3.844%, 04/15/33 (MYR)	2,510	546
Mexico Government International Bond
6.050%, 01/11/40	160	188
5.550%, 01/21/45	783	877
4.350%, 01/15/47	1,369	1,286
4.150%, 03/28/27	510	528
4.125%, 01/21/26	200	208
Mongolia Government International Bond
10.875%, 04/06/21 (A)	1,410	1,608
8.750%, 03/09/24 (A)	200	219
5.125%, 12/05/22 (A)	1,935	1,815

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)(1)	Value (000)
Nigeria Government International Bond
7.875%, 02/16/32 (A)	720	$781
6.750%, 01/28/21 (A)	710	753
Oman Government International Bond
6.500%, 03/08/47 (A)	660	674
5.375%, 03/08/27 (A)	1,010	1,033
4.750%, 06/15/26 (A)	465	457
3.875%, 03/08/22 (A)	300	299
3.625%, 06/15/21 (A)	200	199
Oman Sovereign Sukuk SAOC
4.397%, 06/01/24 (A)	620	613
Panama Government International Bond
9.375%, 04/01/29	455	671
6.700%, 01/26/36	1,265	1,629
5.200%, 01/30/20	100	108
4.500%, 05/15/47	959	971
Perusahaan Penerbit SBSN Indonesia III
4.150%, 03/29/27 (A)	490	497
Peruvian Government International Bond
7.350%, 07/21/25	480	627
6.950%, 08/12/31 (PEN) (A)	1,000	341
6.550%, 03/14/37	715	940
5.625%, 11/18/50	905	1,096
Philippine Government International Bond
7.750%, 01/14/31	419	605
6.375%, 10/23/34	1,030	1,383
5.500%, 03/30/26	200	240
4.200%, 01/21/24	200	219
3.700%, 02/02/42	300	302
Poland Government International Bond
6.375%, 07/15/19	200	217
4.000%, 01/22/24	125	134
3.000%, 03/17/23	150	153
Province of Alberta Canada
1.900%, 12/06/19	200	200
Province of British Columbia Canada
2.000%, 10/23/22	100	99
Province of Manitoba Canada
2.125%, 06/22/26	500	474
2.050%, 11/30/20	150	151
Province of Ontario Canada
2.500%, 04/27/26	500	491
2.450%, 06/29/22	200	202
2.000%, 01/30/19	250	251
1.875%, 05/21/20	150	150
1.625%, 01/18/19	100	100
1.250%, 06/17/19	150	149
Province of Quebec Canada
2.875%, 10/16/24	100	102
2.625%, 02/13/23	200	203
2.500%, 04/20/26	600	590

Description	Face Amount (000)(1)	Value (000)
Provincia de Buenos Aires
7.875%, 06/15/27 (A)	685	$709
6.500%, 02/15/23 (A)	350	358
Provincia de Cordoba
7.450%, 09/01/24 (A)	630	654
7.125%, 06/10/21 (A)	170	179
Republic of Belarus International Bond
6.875%, 02/28/23 (A)	1,370	1,396
Republic of Italy Government International Bond
5.375%, 06/15/33	300	340
Romanian Government International Bond
6.750%, 02/07/22 (A)	820	951
6.125%, 01/22/44 (A)	342	434
4.875%, 01/22/24 (A)	1,010	1,101
4.375%, 08/22/23 (A)	490	520
Russian Federal Bond-OFZ
8.150%, 02/03/27 (RUB)	20,000	353
Russian Foreign Bond-Eurobond
5.625%, 04/04/42 (A)	400	433
4.875%, 09/16/23 (A)	400	429
Senegal Government International Bond
8.750%, 05/13/21 (A)	1,025	1,169
6.250%, 07/30/24 (A)	1,000	1,053
6.250%, 05/23/33 (A)	380	386
Serbia Government International Bond
7.250%, 09/28/21 (A)	1,075	1,242
South Africa Government International Bond
4.875%, 04/14/26	240	240
4.300%, 10/12/28	1,550	1,448
Sri Lanka Government International Bond
6.850%, 11/03/25 (A)	445	469
6.825%, 07/18/26 (A)	430	453
6.200%, 05/11/27 (A)	300	299
6.125%, 06/03/25 (A)	220	224
5.875%, 07/25/22 (A)	1,205	1,248
Turkey Government International Bond
8.000%, 02/14/34	386	479
7.375%, 02/05/25	610	706
6.875%, 03/17/36	480	540
6.000%, 03/25/27	800	852
5.750%, 05/11/47	715	699
5.625%, 03/30/21	850	901
4.250%, 04/14/26	740	702
Ukraine Government AID Bonds
1.471%, 09/29/21	200	196
Ukraine Government International Bond
7.750%, 09/01/19 (A)	520	537
7.750%, 09/01/20 (A)	1,316	1,348

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)(1)	Value (000)
7.750%, 09/01/21 (A)	214	$217
7.750%, 09/01/22 (A)	774	778
7.750%, 09/01/23 (A)	859	850
7.750%, 09/01/24 (A)	394	386
7.750%, 09/01/25 (A)	314	307
7.750%, 09/01/26 (A)	454	442
7.750%, 09/01/27 (A)	215	208
2.935%, 05/31/40 (A) (B)	314	122
Ukreximbank Via Biz Finance
9.625%, 04/27/22 (A)	815	839
Uruguay Government International Bond
9.875%, 06/20/22 (UYU) (A)	5,900	214
5.100%, 06/18/50	1,106	1,125
4.500%, 08/14/24	344	374
4.375%, 10/27/27	1,820	1,934
Venezuela Government International Bond
9.250%, 09/15/27	485	240
7.750%, 10/13/19	515	261
7.650%, 04/21/25	902	381
7.000%, 12/01/18	270	174
7.000%, 03/31/38	422	176
6.000%, 12/09/20	650	293
Zambia Government International Bond
8.970%, 07/30/27 (A)	200	213
8.500%, 04/14/24 (A)	1,105	1,152

Total Sovereign Debt (Cost $120,518) (000)		123,400

ASSET-BACKED SECURITIES — 5.9%
Automotive — 3.7%
AmeriCredit Automobile Receivables Trust, Ser 2015-4, Cl A2B
1.743%, 04/08/19 (B)	169	169
AmeriCredit Automobile Receivables Trust, Ser 2016-1, Cl A2B
1.743%, 06/10/19 (B)	405	405
AmeriCredit Automobile Receivables Trust, Ser 2016-3, Cl A3
1.460%, 05/10/21	250	249
AmeriCredit Automobile Receivables Trust, Ser 2017-1, Cl A2A
1.510%, 05/18/20	1,359	1,358
BMW Vehicle Lease Trust, Ser 2017-1, Cl A3
1.980%, 05/20/20	350	351
Capital Auto Receivables Asset Trust, Ser 2016-3, Cl A2A
1.360%, 04/22/19	523	523
CarFinance Capital Auto Trust, Ser 2015-1A, Cl A
1.750%, 06/15/21 (A)	396	396

Description	Face Amount (000)	Value (000)
CarMax Auto Owner Trust, Ser 2016-4, Cl A3
1.400%, 08/15/21	$1,942	$1,925
CarMax Auto Owner Trust, Ser 2016-4, Cl A4
1.600%, 06/15/22	250	247
CarMax Auto Owner Trust, Ser 2017-2, Cl A3
1.930%, 03/15/22	2,158	2,156
CPS Auto Receivables Trust, Ser 2014-D, Cl A
1.490%, 04/15/19 (A)	17	17
CPS Auto Receivables Trust, Ser 2015-A, Cl A
1.530%, 07/15/19 (A)	8	8
CPS Auto Receivables Trust, Ser 2015-B, Cl A
1.650%, 11/15/19 (A)	36	36
CPS Auto Receivables Trust, Ser 2015-C, Cl A
1.770%, 06/17/19 (A)	280	280
CPS Auto Receivables Trust, Ser 2016-B, Cl A
2.070%, 11/15/19 (A)	589	589
CPS Auto Receivables Trust, Ser 2016-C, Cl A
1.620%, 01/15/20 (A)	1,357	1,357
CPS Auto Trust, Ser 2016-D, Cl A
1.500%, 06/15/20 (A)	1,368	1,365
Drive Auto Receivables Trust, Ser 2017-1, Cl A2A
1.670%, 05/15/19	1,348	1,348
Drive Auto Receivables Trust, Ser 2017-AA, Cl A2
1.480%, 03/15/19 (A)	2,614	2,613
Drive Auto Receivables Trust, Ser 2017-BA, Cl A2
1.590%, 12/17/18 (A)	2,273	2,273
Drive Auto Receivables Trust, Ser 2017-BA, Cl B
2.200%, 05/15/20 (A)	733	733
DT Auto Owner Trust, Ser 2016-3A, Cl A
1.750%, 11/15/19 (A)	436	436
DT Auto Owner Trust, Ser 2016-4A, Cl A
1.440%, 11/15/19 (A)	987	987
DT Auto Owner Trust, Ser 2017-2A, Cl A
1.720%, 05/15/20 (A)	2,028	2,028
Exeter Automobile Receivables Trust, Ser 2016-1A, Cl A
2.800%, 07/15/20 (A)	155	155

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Exeter Automobile Receivables Trust, Ser 2016-3A, Cl A
1.840%, 11/16/20 (A)	$1,315	$1,312
First Investors Auto Owner Trust, Ser 2016-2A, Cl A1
1.530%, 11/16/20 (A)	767	765
Flagship Credit Auto Trust, Ser 2014-2, Cl A
1.430%, 12/16/19 (A)	11	11
Flagship Credit Auto Trust, Ser 2015-1, Cl A
1.630%, 06/15/20 (A)	4	4
Flagship Credit Auto Trust, Ser 2015-3, Cl A
2.380%, 10/15/20 (A)	235	235
Flagship Credit Auto Trust, Ser 2016-2, Cl A1
2.280%, 05/15/20 (A)	230	231
Flagship Credit Auto Trust, Ser 2016-3, Cl A1
1.600%, 12/15/19 (A)	922	920
Flagship Credit Auto Trust, Ser 2016-4, Cl A1
1.470%, 03/16/20 (A)	718	717
Ford Credit Auto Owner Trust, Ser 2017-A, Cl A4
1.920%, 04/15/22	3,427	3,426
Ford Credit Auto Owner Trust, Ser 2017-B, Cl A2A
1.490%, 05/15/20	2,491	2,490
Ford Credit Auto Owner Trust, Ser 2017-B, Cl A3
1.690%, 11/15/21	145	145
Ford Credit Floorplan Master Owner Trust A, Ser 2016-5, Cl A1
1.950%, 11/15/21	769	770
Ford Credit Floorplan Master Owner Trust A, Ser 2017-1, Cl A1
2.070%, 05/15/22	1,353	1,351
GM Financial Consumer Automobile, Ser 2017-1A, Cl A3
1.780%, 10/18/21 (A)	1,814	1,814
Honda Auto Receivables Owner Trust, Ser 2017-1, Cl A3
1.720%, 07/21/21	2,860	2,861
Honda Auto Receivables Owner Trust, Ser 2017-1, Cl A4
2.050%, 06/21/23	878	881
Honda Auto Receivables Owner Trust, Ser 2017-2, Cl A4
1.870%, 09/15/23	497	496

Description	Face Amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Ser 2015-2, Cl B
1.830%, 01/15/20	$650	$650
Santander Drive Auto Receivables Trust, Ser 2017-1, Cl A2
1.490%, 02/18/20	624	624
Toyota Auto Receivables Owner Trust, Ser 2016-D, Cl A3
1.230%, 10/15/20	4,354	4,328
Toyota Auto Receivables Owner Trust, Ser 2017-A, Cl A2A
1.420%, 09/16/19	2,441	2,439
United Auto Credit Securitization Trust, Ser 2016-2, Cl A
1.670%, 09/10/18 (A)	619	618
World Omni Auto Receivables Trust, Ser 2017-A, Cl A3
1.930%, 09/15/22	1,956	1,960

		51,052

Credit Card — 1.5%
American Express Credit Account Master Trust, Ser 2017-1, Cl A
1.930%, 09/15/22	2,413	2,422
BA Credit Card Trust, Ser 2017-A1, Cl A1
1.950%, 08/15/22	1,968	1,973
Capital One Multi-Asset Execution Trust, Ser 2016-A1, Cl A1
1.609%, 02/15/22 (B)	2,306	2,319
Capital One Multi-Asset Execution Trust, Ser 2016-A3, Cl A3
1.340%, 04/15/22	250	248
Capital One Multi-Asset Execution Trust, Ser 2017-A2, Cl A2
1.569%, 01/15/25 (B)	1,641	1,640
Capital One Multi-Asset Execution Trust, Ser 2017-A3, Cl A3
2.430%, 01/15/25	1,380	1,397
Chase Issuance Trust, Ser 2016-A3, Cl A3
1.709%, 06/15/23 (B)	2,387	2,410
Citibank Credit Card Issuance Trust, Ser 2014-A1, Cl A1
2.880%, 01/23/23	200	206

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Citibank Credit Card Issuance Trust, Ser 2017-A2, Cl A2
1.740%, 01/19/21	$3,431	$3,435
Discover Card Execution Note Trust, Ser 2016-A4, Cl A4
1.390%, 03/15/22	3,700	3,669
Discover Card Execution Note Trust, Ser 2017-A5, Cl A5
1.816%, 12/15/26 (B)	749	751
Synchrony Credit Card Master Note Trust, Ser 2016-1, Cl A
2.040%, 03/15/22	125	125

		20,595

Other Asset-Backed Securities — 0.7%
Ajax Mortgage Loan Trust, Ser 2016-C, Cl A
4.000%, 10/25/57 (A)	739	735
Ajax Mortgage Loan Trust, Ser 2017-A, Cl A
3.470%, 04/25/57 (A)	269	268
Bayview Opportunity Master Fund IIa Trust, Ser 2016-RPL3, Cl A1
3.475%, 07/28/31 (A)	122	121
Bayview Opportunity Master Fund IIIa Trust, Ser 2016-RN3, Cl A1
3.598%, 09/29/31 (A)	261	262
Bayview Opportunity Master Fund IIIb Trust, Ser 2017-RN2, Cl A1
3.475%, 04/28/32 (A) (B)	1,392	1,391
Bayview Opportunity Master Fund IIIb Trust, Ser 2017-RN3, Cl A1
3.228%, 05/28/32 (A)	634	634
Bayview Opportunity Master Fund IVb Trust, Ser 2017-NPL1, Cl A1
3.598%, 01/28/32 (A)	592	591
Bayview Opportunity Master Fund Trust, Ser 2016-LT1, Cl A1
3.475%, 10/28/31 (A)	6	6
CAM Mortgage Trust, Ser 2016-2, Cl A1
3.250%, 06/15/57 (A)	66	66
GCAT, Ser 2017-2, Cl A1
3.500%, 04/25/47 (A)	869	865
GCAT, Ser 2017-3, Cl A1
3.352%, 04/25/47 (A)	557	557
GCAT, Ser 2017-5, Cl A1
3.228%, 07/25/47 (A)	667	669
NYMT Residential, Ser 2016-RP1A, Cl A
4.000%, 03/25/21 (A)	153	152

Description	Face Amount (000)	Value (000)
Verizon Owner Trust, Ser 2017-1A, Cl A
2.060%, 09/20/21 (A)	$843	$847
Verizon Owner Trust, Ser 2017-2A, Cl A
1.920%, 12/20/21 (A)	1,551	1,551
VOLT LXI, Ser 2017-NPL8, Cl A1
3.125%, 06/25/47 (A)	1,025	1,025
VOLT XXII, Ser 2015-NPL4, Cl A1
3.500%, 02/25/55 (A)	139	140
VOLT XXXIII, Ser 2015-NPL5, Cl A1
3.500%, 03/25/55 (A)	390	392
VOLT XXXVIII, Ser 2015-NP12, Cl A1
3.875%, 09/25/45 (A)	103	103

		10,375

Total Asset-Backed Securities (Cost $82,018) (000)		82,022

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.8%
FFCB
1.550%, 05/08/20	200	199
FHLB
2.750%, 12/13/24	300	308
1.875%, 11/29/21	150	150
1.375%, 11/15/19	125	125
1.250%, 01/16/19	250	250
1.125%, 06/21/19	300	298
1.000%, 09/26/19	250	247
0.875%, 08/05/19-10/01/18	250	248
0.625%, 08/07/18	200	198
FHLMC
2.375%, 01/13/22	1,868	1,907
1.250%, 08/01/19	500	498
1.125%, 04/15/19	300	299
FNMA
6.625%, 11/15/30	300	429
4.332%, 03/25/20 (B)	637	673
2.625%, 09/06/24	1,010	1,036
2.125%, 04/24/26	200	195
1.875%, 12/28/20	131	132
1.750%, 06/20/19	300	302
1.650%, 01/27/20	300	299
1.500%, 06/22/20-11/30/20	427	425
1.375%, 01/28/19	200	200
1.125%, 07/20/18	250	249
1.000%, 08/28/19	250	248
Tennessee Valley Authority
5.250%, 09/15/39	200	262
4.250%, 09/15/65	843	948
3.500%, 12/15/42	782	814
2.875%, 02/01/27	250	256

Total U.S. Government Agency Obligations (Cost $10,843) (000)		11,195

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
MUNICIPAL BONDS — 0.4%
Bay Area Toll Authority RB
6.263%, 04/01/49	$200	$286
California State GO
7.300%, 10/01/39	920	1,345
2.367%, 04/01/22	465	467
California State, Department of Water Resources, Power Supply Revenue RB
2.000%, 05/01/22	100	99
Florida State, Hurricane Catastrophe Fund RB
2.995%, 07/01/20	150	153
Missouri State, Health & Educational Facilities Authority RB
3.652%, 08/15/57	615	608
New Jersey State, Transportation Trust Fund RB
5.754%, 12/15/28	1,670	1,785
South Carolina State, Public Service Authority RB
2.388%, 12/01/23	100	94
State of Wisconsin RB
3.154%, 05/01/27	200	201
University of California RB
4.858%, 05/15/12	200	207

Total Municipal Bonds (Cost $5,167) (000)		5,245

COMMERCIAL PAPER — 0.3%
Bank of Tokyo-Mitsubishi UFJ NY
1.130%, 07/06/17	3,498	3,497

Total Commercial Paper (Cost $3,498) (000)		3,497

PREFERRED STOCK — 0.0%
Education Management* (D)	1,550,903	2

Total Preferred Stock (Cost $188) (000)		2

SHORT-TERM INVESTMENT — 9.8%
State Street Institutional Treasury Money Market Fund, Cl Institutional, 0.830% (G)	136,809,474	136,809

Total Short-Term Investment (Cost $136,809) (000)		136,809

Total Investments — 111.9% (Cost $1,549,465) (000)		$1,556,289

Percentages are based on net assets of $1,390,885 (000).

A list of the open forward foreign currency contracts held by the Fund at June 30, 2017 is as follows (000):

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Barclays Capital	8/23/17	USD	651	CNH	4,528	$14
Barclays Capital	8/23/17	CNH	4,528	USD	648	(17)
Barclays Capital	9/22/17	USD	701	TRY	2,531	1
Barclays Capital	9/25/17	USD	374	PEN	1,234	(1)
BNP Paribas	7/24/17	USD	346	EUR	315	14
BNP Paribas	7/24/17	EUR	315	USD	339	(21)
BNP Paribas	8/11/17	KRW	1,621,000	USD	1,429	12
BNP Paribas	8/2/17	USD	345	ARS	5,590	(15)
Citigroup	8/2/17	ARS	5,590	USD	337	7
Citigroup	8/17/17	BRL	3,562	USD	1,039	(25)
Citigroup	9/21/17	USD	353	COP	1,057,000	(10)
HSBC	7/24/17	USD	674	JPY	73,700	(18)
HSBC	8/22/17	RUB	40,840	USD	706	22
HSBC	8/22/17	USD	703	RUB	40,840	(18)
HSBC	7/24/17	JPY	73,700	USD	670	24

						$(31)

For the six-months ended June 30, 2017, the average monthly notional amount of forward foreign currency contracts purchased and sold was $3,069 and $(5,095), respectively.

*	Non-income producing security.
(1)	In U.S. dollars unless otherwise indicated.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Variable rate security — Rate disclosed is the rate in effect on June 30, 2017.
(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of June 30, 2017, was $253 (000) and represented 0.02% of net assets.
(E)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on June 30, 2017. The coupon on a step bond changes on a specified date.
(F)	Unsettled bank loan. Interest rate not available.
(G)	The rate reported is the 7-day effective yield as of June 30, 2017.

AID — Agency for International Development

ARS — Argentine Peso

BRL — Brazilian Real

CNH — Chinese Yuan — Offshore

Cl — Class

COP — Colombian Peso

EGP — Egyptian Pound

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GEL — Georgian Lari

GHS — Ghana Cedi

GNMA — Government National Mortgage Association

GO — General Obligation

IDR — Indonesian Rupiah

INR — Indian Rupee

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

KP Fixed Income Fund

JPY — Japanese Yen

KRW — South Korean Won

LKR — Sri Lanka Rupee

LLC — Limited Liability Company

LP — Limited Partnership

MXN — Mexican Peso

MYR — Malaysian Ringgit

PEN — Peruvian Sol

RB — Revenue Bond

RUB — Russian Ruble

Ser — Series

TRY — New Turkish Lira

USD — U.S. Dollar

UYU — Uruguayan Peso

The following is a list of the level of inputs used as of June 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Corporate Obligations	$—	$370,644	$1	$370,645
Mortgage-Backed Securities	—	350,729	—	350,729
U.S. Treasury Obligations	—	335,832	—	335,832
Loan Participations	—	136,663	250	136,913
Sovereign Debt	—	123,400	—	123,400
Asset-Backed Securities	—	82,022	—	82,022
U.S. Government Agency Obligations	—	11,195	—	11,195
Municipal Bonds	—	5,245	—	5,245
Commercial Paper	—	3,497	—	3,497
Preferred Stock	—	—	2	2
Short-Term Investment	136,809	—	—	136,809

Total Investments in Securities	$136,809	$1,419,227	$253	$1,556,289

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Currency Contracts*
Unrealized Appreciation	$—	$94	$—	$94
Unrealized Depreciation	—	(125)	—	(125)

Total Other Financial Instruments	$—	$(31)	$—	$(31)

^	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.
*	Forward foreign currency contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the six-months ended June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-months ended June 30, 2017, There were no transfers between Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Retirement Path 2015 Fund	KP Retirement Path 2020 Fund	KP Retirement Path 2025 Fund	KP Retirement Path 2030 Fund

Assets:
Affiliated Investments at Cost	$300,361	$582,017	$711,218	$700,891
Unaffiliated Investments at Cost	113,957	181,166	166,169	113,899

Affiliated Investments at Fair Value	$321,615	$632,341	$781,227	$778,396
Unaffiliated Investments at Fair Value	115,805	183,487	168,159	115,335
Receivable for Investment Securities Sold	101	222	66	35
Dividends Receivable	53	77	57	28
Prepaid Expenses	10	16	17	15

Total Assets	437,584	816,143	949,526	893,809

Liabilities:
Payable for Capital Shares Redeemed	95	211	54	23
Cash Overdraft	53	77	56	28
Payable due to Administrator	9	17	20	19
Payable due to Adviser	4	7	6	4
Chief Compliance Officer Fees Payable	1	2	3	2
Other Accrued Expenses	32	51	57	52

Total Liabilities	194	365	196	128

Net Assets	$437,390	$815,778	$949,330	$893,681

NET ASSETS:
Paid-in Capital	$409,763	$756,451	$869,897	$807,659
Undistributed Net Investment Income	333	503	394	175
Accumulated Net Realized Gain on Investments	4,192	6,179	7,040	6,906
Net Unrealized Appreciation on Investments	23,102	52,645	71,999	78,941

Net Assets	$437,390	$815,778	$949,330	$893,681

Institutional Class Shares:
Net Assets	$437,390	$815,778	$949,330	$893,681
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	41,855,395	76,299,189	87,351,404	81,324,871
Net Asset Value, Offering and Redemption Price Per Share*	$10.45	$10.69	$10.87	$10.99

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Retirement Path 2035 Fund	KP Retirement Path 2040 Fund	KP Retirement Path 2045 Fund

Assets:
Affiliated Investments at Cost	$806,354	$751,230	$546,080
Unaffiliated Investments at Cost	85,791	55,841	32,115

Affiliated Investments at Fair Value	$903,594	$845,561	$614,722
Unaffiliated Investments at Fair Value	87,096	56,883	32,726
Receivable for Investment Securities Sold	104	127	138
Dividends Receivable	7	—	—
Prepaid Expenses	17	15	10

Total Assets	990,818	902,586	647,596

Liabilities:
Payable for Capital Shares Redeemed	91	115	129
Payable due to Administrator	21	19	13
Cash Overdraft	7	—	—
Payable due to Adviser	3	2	1
Chief Compliance Officer Fees Payable	3	2	2
Other Accrued Expenses	57	52	37

Total Liabilities	182	190	182

Net Assets	$990,636	$902,396	$647,414

NET ASSETS:
Paid-in Capital	$884,459	$799,678	$573,869
Undistributed Net Investment Income (Accumulated Net Investment Loss)	44	(43)	(115)
Accumulated Net Realized Gain on Investments	7,588	7,388	4,407
Net Unrealized Appreciation on Investments	98,545	95,373	69,253

Net Assets	$990,636	$902,396	$647,414

Institutional Class Shares:
Net Assets	$990,636	$902,396	$647,414
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	89,055,684	80,469,876	57,588,662
Net Asset Value, Offering and Redemption Price Per Share*	$11.12	$11.21	$11.24

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Retirement Path 2050 Fund	KP Retirement Path 2055 Fund	KP Retirement Path 2060 Fund

Assets:
Affiliated Investments at Cost	$283,498	$69,642	$13,039
Unaffiliated Investments at Cost	15,504	3,827	710

Affiliated Investments at Fair Value	$316,333	$76,943	$14,314
Unaffiliated Investments at Fair Value	15,836	3,858	719
Receivable for Investment Securities Sold	50	59	—
Receivable for Capital Shares Sold	—	—	55
Prepaid Expenses	5	1	—

Total Assets	332,224	80,861	15,088

Liabilities:
Payable for Capital Shares Redeemed	46	58	—
Payable due to Administrator	7	2	—
Payable due to Adviser	1	—	—
Chief Compliance Officer Fees Payable	1	—	—
Payable for Investment Securities Purchased	—	—	55
Other Accrued Expenses	18	4	—

Total Liabilities	73	64	55

Net Assets	$332,151	$80,797	$15,033

NET ASSETS:
Paid-in Capital	$296,833	$73,351	$13,929
Accumulated Net Investment Loss	(28)	(3)	(2)
Accumulated Net Realized Gain/(Loss) on Investments	2,179	117	(178)
Net Unrealized Appreciation on Investments	33,167	7,332	1,284

Net Assets	$332,151	$80,797	$15,033

Institutional Class Shares:
Net Assets	$332,151	$80,797	$15,033
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	29,381,156	7,162,364	1,325,247
Net Asset Value, Offering and Redemption Price Per Share*	$11.30	$11.28	$11.34

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Large Cap Equity Fund	KP Small Cap Equity Fund	KP International Equity Fund	KP Fixed Income Fund

Assets:
Investments at Cost	$1,736,287	$866,315	$1,192,744	$1,549,465
Cost of Foreign Currency	—	48	8,230	338

Investments at Fair Value	$2,015,201	$964,307	$1,310,640	$1,556,289
Foreign Currency at Value	—	48	8,322	340
Receivable for Investment Securities Sold	67,064	5,522	5,136	61,687
Dividends and Interest Receivable	1,731	843	3,205	7,812
Cash Collateral for Futures Contracts	556	440	851	—
Reclaims Receivable	219	6	2,377	21
Receivable for Capital Shares Sold	21	8	—	6
Unrealized Appreciation on Forward Foreign Currency Contracts	1	—	—	94
Unrealized Appreciation on Foreign Currency Spot Contracts	—	—	4	—
Prepaid Expenses	2	12	2	1

Total Assets	2,084,795	971,186	1,330,537	1,626,250

Liabilities:
Payable for Investment Securities Purchased	109,260	5,005	8,432	234,529
Payable due to Sub-Advisers	326	323	343	221
Payable for Capital Shares Redeemed	282	95	187	275
Payable due to Adviser	75	36	50	53
Payable due to Administrator	61	30	41	43
Unrealized Depreciation on Forward Foreign Currency Contracts	1	—	—	125
Cash Overdraft	—	—	—	12
Unrealized Depreciation on Foreign Currency Spot Contracts	—	—	1	3
Accrued Foreign Capital Gains Tax	—	—	372	—
Chief Compliance Officer Fees Payable	—	—	—	2
Payable for Trustees’ Fees	—	—	—	2
Other Accrued Expenses	72	61	101	100

Total Liabilities	110,077	5,550	9,527	235,365

Net Assets	$1,974,718	$965,636	$1,321,010	$1,390,885

NET ASSETS:
Paid-in Capital	$1,620,264	$818,298	$1,216,551	$1,371,694
Undistributed Net Investment Income	13,563	1,637	17,027	16,471
Accumulated Net Realized Gain/(Loss) on Investments	62,039	47,726	(30,172)	(4,068)
Net Unrealized Appreciation on Investments	278,914	97,992	117,896	6,824
Net Unrealized Depreciation on Futures Contracts	(63)	(17)	(37)	—
Net Unrealized Appreciation/(Depreciation) on Forward Contracts and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	1	—	117	(36)
Accumulated Foreign Capital Gains Tax on Appreciated Securities	—	—	(372)	—

Net Assets	$1,974,718	$965,636	$1,321,010	$1,390,885

Institutional Class Shares:
Net Assets	$1,974,718	$965,636	$1,321,010	$1,390,885
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	159,127,869	80,967,274	128,084,759	137,520,826
Net Asset Value, Offering and Redemption Price Per Share*	$12.41	$11.93	$10.31	$10.11

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the six-months ended June 30, 2017 (Unaudited)

STATEMENTS OF OPERATIONS (000)

	KP Retirement Path 2015 Fund	KP Retirement Path 2020 Fund	KP Retirement Path 2025 Fund	KP Retirement Path 2030 Fund

Investment Income:
Income Distributions from Unaffiliated Registered Investment Companies	$493	$773	$689	$440

Total Investment Income	493	773	689	440

Expenses:
Administration Fees	57	100	113	106
Investment Advisory Fees	30	45	40	26
Trustees’ Fees	6	10	12	11
Chief Compliance Officer Fees	2	4	5	4
Custodian Fees/Transfer Agent Fees	24	41	45	42
Professional Fees	13	23	26	24
Printing Fees	12	21	24	22
Registration Fees	11	18	21	21
Other Fees	5	8	9	9

Total Expenses	160	270	295	265

Net Investment Income	333	503	394	175

Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain on Affiliated Investments	3,046	3,544	3,377	3,254
Net Realized Gain on Unaffiliated Investments	333	599	555	225
Net Change in Unrealized Appreciation on Affiliated Investments	16,770	38,657	54,330	60,333
Net Change in Unrealized Appreciation on Unaffiliated Investments	1,039	1,566	1,628	1,542

Net Realized and Unrealized Gain on Investments	21,188	44,366	59,890	65,354

Net Increase in Net Assets Resulting from Operations	$21,521	$44,869	$60,284	$65,529

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the six-months ended June 30, 2017 (Unaudited)

STATEMENTS OF OPERATIONS (000)

	KP Retirement Path 2035 Fund	KP Retirement Path 2040 Fund	KP Retirement Path 2045 Fund

Investment Income:
Income Distributions from Unaffiliated Registered Investment Companies	$324	$208	$21

Total Investment Income	324	208	21

Expenses:
Administration Fees	117	106	75
Investment Advisory Fees	19	12	7
Trustees’ Fees	12	11	8
Chief Compliance Officer Fees	4	4	3
Custodian Fees/Transfer Agent Fees	46	42	29
Professional Fees	27	24	17
Printing Fees	24	23	16
Registration Fees	22	21	15
Other Fees	9	8	5

Total Expenses	280	251	175

Net Investment Income/(Loss)	44	(43)	(154)

Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain on Affiliated Investments	3,311	3,253	1,570
Net Realized Gain/(Loss) on Unaffiliated Investments	85	(5)	103
Net Change in Unrealized Appreciation on Affiliated Investments	74,856	72,889	54,408
Net Change in Unrealized Appreciation on Unaffiliated Investments	1,491	1,093	614

Net Realized and Unrealized Gain on Investments	79,743	77,230	56,695

Net Increase in Net Assets Resulting from Operations	$79,787	$77,187	$56,541

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the six-months ended June 30, 2017 (Unaudited)

STATEMENTS OF OPERATIONS (000)

	KP Retirement Path 2050 Fund	KP Retirement Path 2055 Fund	KP Retirement Path 2060 Fund

Investment Income:
Income Distributions from Unaffiliated Registered Investment Companies	$59	$16	$3

Total Investment Income	59	16	3

Expenses:
Administration Fees	37	9	2
Trustees’ Fees	4	1	—
Investment Advisory Fees	3	1	—
Chief Compliance Officer Fees	1	—	—
Custodian Fees/Transfer Agent Fees	14	3	1
Professional Fees	9	2	1
Printing Fees	8	2	1
Registration Fees	8	1	—
Other Fees	3	—	—

Total Expenses	87	19	5

Net Investment Loss	(28)	(3)	(2)

Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain on Affiliated Investments	804	67	131
Net Realized Gain on Unaffiliated Investments	116	41	3
Net Change in Unrealized Appreciation on Affiliated Investments	27,398	6,316	978
Net Change in Unrealized Appreciation on Unaffiliated Investments	174	20	9

Net Realized and Unrealized Gain on Investments	28,492	6,444	1,121

Net Increase in Net Assets Resulting from Operations	$28,464	$6,441	$1,119

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the six-months ended June 30, 2017 (Unaudited)

STATEMENTS OF OPERATIONS (000)

	KP Large Cap Equity Fund	KP Small Cap Equity Fund	KP International Equity Fund	KP Fixed Income Fund

Investment Income:
Dividend Income	$15,984	$3,301	$22,991	$440
Interest Income	—	1	—	17,800
Less: Foreign Taxes Withheld	(56)	(8)	(1,977)	(3)

Total Investment Income	15,928	3,294	21,014	18,237

Expenses:
Sub-Advisory Fees	1,874	1,908	2,008	1,245
Investment Advisory Fees	419	214	289	297
Administration Fees	336	172	232	239
Trustees’ Fees	11	6	7	7
Chief Compliance Officer Fees	5	2	3	3
Custodian Fees/Transfer Agent Fees	83	75	249	43
Professional Fees	31	16	22	22
Registration Fees	19	6	3	23
Printing Fees	14	7	9	9
Other Fees	22	18	110	94

Total Expenses	2,814	2,424	2,932	1,982

Net Investment Income	13,114	870	18,082	16,255

Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain on Investments	59,908	47,146	12,051	1,446
Net Realized Gain/(Loss) on Futures Contracts	1,765	485	2,375	(9)
Net Realized Gain/(Loss) on Foreign Currency Transactions	(1)	—	505	(707)
Net Change in Unrealized Appreciation on Investments	107,988	8,054	146,080	16,435
Net Change in Unrealized Appreciation/(Depreciation) on Futures Contracts	44	180	92	(64)
Net Change in Unrealized Appreciation/(Depreciation) on Forward Contracts and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	11	—	252	(136)
Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	—	—	(130)	—

Net Realized and Unrealized Gain on Investments	169,715	55,865	161,225	16,965

Net Increase in Net Assets Resulting from Operations	$182,829	$56,735	$179,307	$33,220

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2015 Fund		KP Retirement Path 2020 Fund
	Six-Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six-Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net Investment Income	$333	$8,126	$503	$13,349
Net Realized Gain on Affiliated and Unaffiliated Investments	3,379	1,529	4,143	1,514
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	—	4,007	—	6,752
Net Change in Unrealized Appreciation on Affiliated and Unaffiliated Investments	17,809	11,306	40,223	21,525

Net Increase in Net Assets Resulting from Operations	21,521	24,968	44,869	43,140

Distributions to Shareholders:
Investment Income	—	(9,953)	—	(16,115)
Net Realized Gains	—	(4,267)	—	(6,369)

Total Distributions to Shareholders	—	(14,220)	—	(22,484)

Capital Share Transactions:
Institutional Shares:
Issued	9,445	38,233	43,836	88,216
Reinvestment of Distributions	—	14,219	—	22,484
Redeemed	(55,879)	(84,189)	(45,038)	(66,991)

Increase/(Decrease) in Net Assets from Capital Share Transactions	(46,434)	(31,737)	(1,202)	43,709

Total Increase/(Decrease) in Net Assets	(24,913)	(20,989)	43,667	64,365

Net Assets:
Beginning of Year or Period	462,303	483,292	772,111	707,746

End of Year or Period	$437,390	$462,303	$815,778	$772,111

Undistributed Net Investment Income	$333	$—	$503	$—

Share Transactions:
Institutional Shares:
Issued	920	3,836	4,195	8,792
Reinvestment of Distributions	—	1,418	—	2,214
Redeemed	(5,470)	(8,375)	(4,330)	(6,639)

Net Increase/(Decrease) in Shares Outstanding from Share Transactions	(4,550)	(3,121)	(135)	4,367

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2025 Fund		KP Retirement Path 2030 Fund
	Six-Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six-Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net Investment Income	$394	$14,476	$175	$13,292
Net Realized Gain on Affiliated and Unaffiliated Investments	3,932	1,441	3,479	1,160
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	—	7,573	—	7,134
Net Change in Unrealized Appreciation on Affiliated and Unaffiliated Investments	55,958	27,563	61,875	30,249

Net Increase in Net Assets Resulting from Operations	60,284	51,053	65,529	51,835

Distributions to Shareholders:
Investment Income	—	(17,023)	—	(15,171)
Net Realized Gains	—	(8,060)	—	(8,679)

Total Distributions to Shareholders	—	(25,083)	—	(23,850)

Capital Share Transactions:
Institutional Shares:
Issued	66,739	116,073	70,416	115,617
Reinvestment of Distributions	—	25,082	—	23,850
Redeemed	(20,426)	(43,150)	(16,156)	(32,733)

Increase in Net Assets from Capital Share Transactions	46,313	98,005	54,260	106,734

Total Increase in Net Assets	106,597	123,975	119,789	134,719

Net Assets:
Beginning of Year or Period	842,733	718,758	773,892	639,173

End of Year or Period	$949,330	$842,733	$893,681	$773,892

Undistributed Net Investment Income	$394	$—	$175	$—

Share Transactions:
Institutional Shares:
Issued	6,299	11,583	6,612	11,636
Reinvestment of Distributions	—	2,458	—	2,339
Redeemed	(1,937)	(4,301)	(1,506)	(3,278)

Net Increase in Shares Outstanding from Share Transactions	4,362	9,740	5,106	10,697

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2035 Fund		KP Retirement Path 2040 Fund
	Six-Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six-Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net Investment Income/(Loss)	$44	$14,290	$(43)	$12,534
Net Realized Gain on Affiliated and Unaffiliated Investments	3,396	1,326	3,248	1,426
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	—	8,023	—	7,291
Net Change in Unrealized Appreciation on Affiliated and Unaffiliated Investments	76,347	36,650	73,982	34,783

Net Increase in Net Assets Resulting from Operations	79,787	60,289	77,187	56,034

Distributions to Shareholders:
Investment Income	—	(15,935)	—	(13,659)
Net Realized Gains	—	(10,502)	—	(10,209)

Total Distributions to Shareholders	—	(26,437)	—	(23,868)

Capital Share Transactions:
Institutional Shares:
Issued	81,469	131,864	80,971	130,554
Reinvestment of Distributions	—	26,437	—	23,868
Redeemed	(16,522)	(38,161)	(18,533)	(35,450)

Increase in Net Assets from Capital Share Transactions	64,947	120,140	62,438	118,972

Total Increase in Net Assets	144,734	153,992	139,625	151,138

Net Assets:
Beginning of Year or Period	845,902	691,910	762,771	611,633

End of Year or Period	$990,636	$845,902	$902,396	$762,771

Undistributed Net Investment Income (Accumulated Net Investment Loss)	$44	$—	$(43)	$—

Share Transactions:
Institutional Shares:
Issued	7,580	13,338	7,497	13,235
Reinvestment of Distributions	—	2,587	—	2,333
Redeemed	(1,538)	(3,872)	(1,709)	(3,590)

Net Increase in Shares Outstanding from Share Transactions	6,042	12,053	5,788	11,978

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2045 Fund		KP Retirement Path 2050 Fund
	Six-Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six-Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net Investment Income/(Loss)	$(154)	$8,775	$(28)	$4,149
Net Realized Gain on Affiliated and Unaffiliated Investments	1,673	829	920	336
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	—	5,126	—	2,442
Net Change in Unrealized Appreciation on Affiliated and Unaffiliated Investments	55,022	24,715	27,572	11,698

Net Increase in Net Assets Resulting from Operations	56,541	39,445	28,464	18,625

Distributions to Shareholders:
Investment Income	—	(9,281)	—	(4,419)
Net Realized Gains	—	(7,428)	—	(3,080)

Total Distributions to Shareholders	—	(16,709)	—	(7,499)

Capital Share Transactions:
Institutional Shares:
Issued	69,173	112,696	53,460	81,707
Reinvestment of Distributions	—	16,708	—	7,499
Redeemed	(14,136)	(29,789)	(7,361)	(15,001)

Increase in Net Assets from Capital Share Transactions	55,037	99,615	46,099	74,205

Total Increase in Net Assets	111,578	122,351	74,563	85,331

Net Assets:
Beginning of Year or Period	535,836	413,485	257,588	172,257

End of Year or Period	$647,414	$535,836	$332,151	$257,588

Undistributed Net Investment Income (Accumulated Net Investment Loss)	$(115)	$39	$(28)	$—

Share Transactions:
Institutional Shares:
Issued	6,389	11,444	4,912	8,265
Reinvestment of Distributions	—	1,636	—	731
Redeemed	(1,307)	(3,026)	(674)	(1,511)

Net Increase in Shares Outstanding from Share Transactions	5,082	10,054	4,238	7,485

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2055 Fund		KP Retirement Path 2060 Fund
	Six-Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six-Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net Investment Income/(Loss)	$(3)	$883	$(2)	$148
Net Realized Gain/(Loss) on Affiliated and Unaffiliated Investments	108	(209)	134	(197)
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	—	505	—	85
Net Change in Unrealized Appreciation on Affiliated and Unaffiliated Investments	6,336	2,531	987	597

Net Increase in Net Assets Resulting from Operations	6,441	3,710	1,119	633

Distributions to Shareholders:
Investment Income	—	(940)	—	(157)
Net Realized Gains	—	(476)	—	(99)

Total Distributions to Shareholders	—	(1,416)	—	(256)

Capital Share Transactions:
Institutional Shares:
Issued	22,005	28,855	6,114	6,088
Reinvestment of Distributions	—	1,416	—	256
Redeemed	(2,468)	(4,834)	(1,297)	(3,372)

Increase in Net Assets from Capital Share Transactions	19,537	25,437	4,817	2,972

Total Increase in Net Assets	25,978	27,731	5,936	3,349

Net Assets:
Beginning of Year or Period	54,819	27,088	9,097	5,748

End of Year or Period	$80,797	$54,819	$15,033	$9,097

Accumulated Net Investment Loss	$(3)	$—	$(2)	$—

Share Transactions:
Institutional Shares:
Issued	2,024	2,927	560	614
Reinvestment of Distributions	—	138	—	25
Redeemed	(226)	(494)	(120)	(342)

Net Increase in Shares Outstanding from Share Transactions	1,798	2,571	440	297

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Large Cap Equity Fund		KP Small Cap Equity Fund
	Six-Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six-Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net Investment Income	$13,114	$22,108	$870	$7,050
Net Realized Gain on Investments and Futures Contracts	61,673	30,821	47,631	11,118
Net Realized Loss on Foreign Currency Transactions	(1)	(5)	—	—
Net Change in Unrealized Appreciation on Investments and Futures Contracts	108,032	84,571	8,234	130,810
Net Change in Unrealized Appreciation/(Depreciation) on Forward Contracts and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	11	(2)	—	—

Net Increase in Net Assets Resulting from Operations	182,829	137,493	56,735	148,978

Distributions to Shareholders:
Investment Income	—	(22,148)	—	(7,022)
Net Realized Gains	—	(33,245)	—	—

Total Distributions to Shareholders	—	(55,393)	—	(7,022)

Capital Share Transactions:
Institutional Shares:
Issued	390,265	255,927	83,607	130,410
Reinvestment of Distributions	—	55,394	—	7,022
Redeemed	(75,004)	(156,489)	(105,521)	(129,425)

Increase/(Decrease) in Net Assets from Capital Share Transactions	315,261	154,832	(21,914)	8,007

Total Increase in Net Assets	498,090	236,932	34,821	149,963

Net Assets:
Beginning of Year or Period	1,476,628	1,239,696	930,815	780,852

End of Year or Period	$1,974,718	$1,476,628	$965,636	$930,815

Undistributed Net Investment Income	$13,563	$449	$1,637	$767

Share Transactions:
Institutional Shares:
Issued	33,452	23,953	7,234	13,210
Reinvestment of Distributions	—	4,879	—	624
Redeemed	(6,261)	(14,288)	(9,221)	(12,661)

Net Increase/(Decrease) in Shares Outstanding from Share Transactions	27,191	14,544	(1,987)	1,173

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP International Equity Fund		KP Fixed Income Fund
	Six-Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six-Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net Investment Income	$18,082	$24,690	$16,255	$23,773
Net Realized Gain/(Loss) on Investments and Futures Contracts	14,426	(25,243)	1,437	8,970
Net Realized Gain/(Loss) on Foreign Currency Transactions	505	(753)	(707)	(94)
Net Change in Unrealized Appreciation on Investments and Futures Contracts	146,172	38,085	16,371	5,582
Net Change in Unrealized Appreciation/(Depreciation) on Forward Contracts and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	252	(29)	(136)	75
Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	(130)	—	—	—

Net Increase in Net Assets Resulting from Operations	179,307	36,750	33,220	38,306

Distributions to Shareholders:
Investment Income	—	(23,849)	—	(23,968)
Net Realized Gains	—	—	—	(10,691)

Total Distributions to Shareholders	—	(23,849)	—	(34,659)

Capital Share Transactions:
Institutional Shares:
Issued	146,368	247,397	365,326	253,012
Reinvestment of Distributions	—	23,848	—	34,659
Redeemed	(237,395)	(78,329)	(77,002)	(142,299)

Increase/(Decrease) in Net Assets from Capital Share Transactions	(91,027)	192,916	288,324	145,372

Total Increase in Net Assets	88,280	205,817	321,544	149,019

Net Assets:
Beginning of Year or Period	1,232,730	1,026,913	1,069,341	920,322

End of Year or Period	$1,321,010	$1,232,730	$1,390,885	$1,069,341

Undistributed/(Distributions in Excess of) Net Investment Income	$17,027	$(1,055)	$16,471	$216

Share Transactions:
Institutional Shares:
Issued	15,165	28,040	36,754	24,893
Reinvestment of Distributions	—	2,696	—	3,509
Redeemed	(25,141)	(8,871)	(7,718)	(13,957)

Net Increase/(Decrease) in Shares Outstanding from Share Transactions	(9,976)	21,865	29,036	14,445

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

FINANCIAL HIGHLIGHTS

For the six-months ended June 30, 2017 (Unaudited) and the year or period ended December 31,

For a share outstanding throughout the periods

	Net Asset Value, Begi nning of Year or Period	Net Invest ment Income†	Net Rea lized and Unrealized Gain/ (Loss) on Invest ments	Total from Oper ations	Distri butions from Invest ment Income	Distri bu tions from Net Realized Capital Gains	Total Distri butions	Net Asset Value, End of Year or Period	Total Return‡	Net Assets End of Year or Period (000)	Ratio of Expenses to Average Net Assets††	Ratio of Net Invest ment Income to Average Net Assets	Portfolio Turnover‡

KP Retirement Path 2015 Fund* - Institutional Shares
2017#	$9.96	$0.01	$0.48	$0.49	$—	$—	$—	$10.45	4.92%	$437,390	0.07%	0.15%	19%
2016	$9.76	$0.17	$0.34	$0.51	$(0.22)	$(0.09)	$(0.31)	$9.96	5.24%	$462,303	0.08%	1.69%	15%
2015	$10.07	$0.15	$(0.13)	$0.02	$(0.20)	$(0.13)	$(0.33)	$9.76	0.14%	$483,292	0.08%	1.45%	24%
2014@	$10.00	$0.18	$0.20	$0.38	$(0.24)	$(0.07)	$(0.31)	$10.07	3.82%	$522,066	0.10%	1.81%	23%

KP Retirement Path 2020 Fund* - Institutional Shares
2017#	$10.10	$0.01	$0.58	$0.59	$—	$—	$—	$10.69	5.84%	$815,778	0.07%	0.13%	18%
2016	$9.82	$0.18	$0.40	$0.58	$(0.21)	$(0.09)	$(0.30)	$10.10	5.92%	$772,111	0.08%	1.79%	13%
2015	$10.11	$0.16	$(0.17)	$(0.01)	$(0.20)	$(0.08)	$(0.28)	$9.82	(0.10)%	$707,746	0.07%	1.56%	19%
2014@	$10.00	$0.19	$0.21	$0.40	$(0.25)	$(0.04)	$(0.29)	$10.11	3.96%	$679,151	0.09%	1.92%	11%

KP Retirement Path 2025 Fund* - Institutional Shares
2017#	$10.15	$—	$0.72	$0.72	$—	$—	$—	$10.87	7.09%	$949,330	0.07%	0.09%	13%
2016	$9.81	$0.19	$0.46	$0.65	$(0.21)	$(0.10)	$(0.31)	$10.15	6.64%	$842,733	0.07%	1.87%	10%
2015	$10.11	$0.17	$(0.21)	$(0.04)	$(0.21)	$(0.05)	$(0.26)	$9.81	(0.35)%	$718,758	0.07%	1.64%	12%
2014@	$10.00	$0.20	$0.20	$0.40	$(0.26)	$(0.03)	$(0.29)	$10.11	3.92%	$650,003	0.09%	1.98%	8%

KP Retirement Path 2030 Fund* - Institutional Shares
2017#	$10.15	$—	$0.84	$0.84	$—	$—	$—	$10.99	8.28%	$893,681	0.06%	0.04%	13%
2016	$9.76	$0.19	$0.52	$0.71	$(0.20)	$(0.12)	$(0.32)	$10.15	7.32%	$773,892	0.07%	1.91%	9%
2015	$10.09	$0.17	$(0.22)	$(0.05)	$(0.22)	$(0.06)	$(0.28)	$9.76	(0.52)%	$639,173	0.07%	1.70%	9%
2014@	$10.00	$0.20	$0.17	$0.37	$(0.26)	$(0.02)	$(0.28)	$10.09	3.78%	$580,413	0.08%	2.02%	8%

KP Retirement Path 2035 Fund* - Institutional Shares
2017#	$10.19	$—	$0.93	$0.93	$—	$—	$—	$11.12	9.13%	$990,636	0.06%	0.01%	11%
2016	$9.75	$0.19	$0.58	$0.77	$(0.20)	$(0.13)	$(0.33)	$10.19	7.91%	$845,902	0.07%	1.89%	9%
2015	$10.10	$0.18	$(0.25)	$(0.07)	$(0.23)	$(0.05)	$(0.28)	$9.75	(0.70)%	$691,910	0.06%	1.71%	7%
2014@	$10.00	$0.20	$0.19	$0.39	$(0.27)	$(0.02)	$(0.29)	$10.10	3.86%	$620,600	0.08%	2.01%	7%

KP Retirement Path 2040 Fund* - Institutional Shares
2017#	$10.21	$—	$1.00	$1.00	$—	$—	$—	$11.21	9.79%	$902,396	0.06%	(0.01)%	10%
2016	$9.75	$0.18	$0.61	$0.79	$(0.19)	$(0.14)	$(0.33)	$10.21	8.14%	$762,771	0.07%	1.86%	8%
2015	$10.10	$0.17	$(0.25)	$(0.08)	$(0.22)	$(0.05)	$(0.27)	$9.75	(0.73)%	$611,633	0.06%	1.68%	7%
2014@	$10.00	$0.20	$0.20	$0.40	$(0.27)	$(0.03)	$(0.30)	$10.10	3.91%	$543,274	0.08%	2.02%	8%

KP Retirement Path 2045 Fund* - Institutional Shares
2017#	$10.20	$—	$1.04	$1.04	$—	$—	$—	$11.24	10.20%	$647,414	0.06%	(0.05)%	10%
2016	$9.74	$0.19	$0.60	$0.79	$(0.18)	$(0.15)	$(0.33)	$10.20	8.15%	$535,836	0.07%	1.89%	9%
2015	$10.09	$0.18	$(0.25)	$(0.07)	$(0.22)	$(0.06)	$(0.28)	$9.74	(0.66)%	$413,485	0.06%	1.71%	9%
2014@	$10.00	$0.21	$0.17	$0.38	$(0.27)	$(0.02)	$(0.29)	$10.09	3.76%	$354,753	0.08%	2.06%	8%

KP Retirement Path 2050 Fund* - Institutional Shares
2017#	$10.24	$—	$1.06	$1.06	$—	$—	$—	$11.30	10.35%	$332,151	0.06%	(0.02)%	9%
2016	$9.75	$0.20	$0.60	$0.80	$(0.18)	$(0.13)	$(0.31)	$10.24	8.25%	$257,588	0.07%	1.98%	10%
2015	$10.09	$0.19	$(0.26)	$(0.07)	$(0.22)	$(0.05)	$(0.27)	$9.75	(0.70)%	$172,257	0.06%	1.82%	9%
2014@	$10.00	$0.22	$0.16	$0.38	$(0.27)	$(0.02)	$(0.29)	$10.09	3.76%	$124,388	0.08%	2.19%	10%

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

FINANCIAL HIGHLIGHTS

For the six-months ended June 30, 2017 (Unaudited) and the year or period ended December 31,

For a share outstanding throughout the periods

	Net Asset Value, Begin ning of Year or Period	Net Invest ment Income†	Net Realized and Unre alized Gain/ (Loss) on Invest ments	Total from Opera tions	Distribu tions from Invest ment Income	Distribu tions from Net Realized Capital Gains	Return of Capital		Total Distribu tions	Net Asset Value, End of Year or Period	Total Return‡	Net Assets End of Year or Period (000)	Ratio of Expenses to Average Net Assets††	Ratio of Net Invest ment Income to Average Net Assets	Portfolio Turnover‡

KP Retirement Path 2055 Fund* - Institutional Shares
2017#	$10.22	$—	$1.06	$1.06	$—	$—	$—		$—	$11.28	10.37%	$80,797	0.06%	(0.01)%	10%
2016	$9.70	$0.22	$0.58	$0.80	$(0.18)	$(0.10)	$—		$(0.28)	$10.22	8.28%	$54,819	0.07%	2.26%	16%
2015	$10.07	$0.23	$(0.30)	$(0.07)	$(0.21)	$(0.09)	$—		$(0.30)	$9.70	(0.66)%	$27,088	0.06%	2.19%	21%
2014@	$10.00	$0.24	$0.15	$0.39	$(0.27)	$(0.05)	$—		$(0.32)	$10.07	3.81%	$12,658	0.10%	2.44%	28%

KP Retirement Path 2060 Fund* - Institutional Shares
2017#	$10.27	$—	$1.07	$1.07	$—	$—	$—		$—	$11.34	10.42%	$15,033	0.06%	—%	17%
2016	$9.78	$0.21	$0.59	$0.80	$(0.18)	$(0.13)	$—		$(0.31)	$10.27	8.18%	$9,097	0.07%	2.10%	51%
2015	$10.12	$0.22	$(0.28)	$(0.06)	$(0.22)	$(0.06)	$—		$(0.28)	$9.78	(0.60)%	$5,748	0.06%	2.09%	100%
2014@	$10.00	$0.20	$0.19 ^	$0.39	$(0.27)	$—	$—		$(0.27)	$10.12	3.92%	$2,452	0.15%	1.98%	340%

KP Large Cap Equity Fund* - Institutional Shares
2017#	$11.19	$0.09	$1.13	$1.22	$—	$—	$—		$—	$12.41	10.90%	$1,974,718	0.31%	1.46%	25%
2016	$10.56	$0.18	$0.88	$1.06	$(0.17)	$(0.26)	$—		$(0.43)	$11.19	10.04%	$1,476,628	0.34%	1.65%	50%
2015	$10.82	$0.15	$0.17	$0.32	$(0.15)	$(0.43)	$—		$(0.58)	$10.56	2.91%	$1,239,696	0.35%	1.38%	126%
2014@	$10.00	$0.16	$0.96	$1.12	$(0.15)	$(0.15)	$—		$(0.30)	$10.82	11.21%	$1,142,880	0.35%	1.62%	126%

KP Small Cap Equity Fund* - Institutional Shares
2017#	$11.22	$0.01	$0.70	$0.71	$—	$—	$—		$—	$11.93	6.33%	$965,636	0.53%	0.19%	44%
2016	$9.55	$0.08	$1.68	$1.76	$(0.09)	$—	$—		$(0.09)	$11.22	18.38%	$930,815	0.53%	0.86%	91%
2015	$10.32	$0.07	$(0.55)	$(0.48)	$(0.07)	$(0.22)	$—	(1)	$(0.29)	$9.55	(4.73)%	$780,852	0.55%	0.68%	154%
2014@	$10.00	$0.09	$0.32	$0.41	$(0.09)	$—	$—		$(0.09)	$10.32	4.06%	$448,240	0.59%	0.97%	212%

KP International Equity Fund* - Institutional Shares
2017#	$8.93	$0.14	$1.24	$1.38	$—	$—	$—		$—	$10.31	15.45%	$1,321,010	0.47%	2.91%	91%
2016	$8.84	$0.20	$0.07	$0.27	$(0.18)	$—	$—		$(0.18)	$8.93	3.03%	$1,232,730	0.49%	2.22%	23%
2015	$9.30	$0.20	$(0.46)	$(0.26)	$(0.19)	$—	$(0.01)		$(0.20)	$8.84	(2.79)%	$1,026,913	0.50%	2.13%	21%
2014@	$10.00	$0.26	$(0.64)	$(0.38)	$(0.22)	$(0.08)	$(0.02)		$(0.32)	$9.30	(3.83)%	$940,105	0.54%	2.61%	115%

KP Fixed Income Fund* - Institutional Shares
2017#	$9.86	$0.13	$0.12	$0.25	$—	$—	$—		$—	$10.11	2.54%	$1,390,885	0.31%	2.55%	279%
2016	$9.79	$0.24	$0.16	$0.40	$(0.23)	$(0.10)	$—		$(0.33)	$9.86	4.08%	$1,069,341	0.32%	2.37%	484%
2015	$10.00	$0.21	$(0.16)	$0.05	$(0.21)	$(0.05)	$—	(1)	$(0.26)	$9.79	0.57%	$920,322	0.34%	2.10%	533%
2014@	$10.00	$0.20	$0.07	$0.27	$(0.18)	$(0.09)	$—		$(0.27)	$10.00	2.68%	$825,908	0.36%	1.99%	496%

*	Commenced operations on January 10, 2014.
@	For the period ended December 31, 2014. All ratios for the period have been annualized.
#	For the six-months ended June 30, 2017. All ratios for the period have been annualized.
†	Per share calculations were performed using the average shares method.
††	Ratio does not include the expenses of the underlying funds, as applicable.
‡	Total return and portfolio turnover are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay of Fund distributions or the redemption of Fund shares.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net realized and unrealized losses on investments for the period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.
(1)	Amount less than $0.01 per share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization

The KP Funds (the “Trust”), was organized on March 25, 2013 as a statutory trust under the laws of the Commonwealth of Massachusetts. The Trust is an open-end registered management investment company comprised of fourteen funds: KP Retirement Path 2015 Fund, KP Retirement Path 2020 Fund, KP Retirement Path 2025 Fund, KP Retirement Path 2030 Fund, KP Retirement Path 2035 Fund, KP Retirement Path 2040 Fund, KP Retirement Path 2045 Fund, KP Retirement Path 2050 Fund, KP Retirement Path 2055 Fund, and KP Retirement Path 2060 Fund (collectively, the “Target Date Funds”); and the KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, and KP Fixed Income Fund (collectively, the “Asset Class Funds” and collectively with the Target Date Funds, the “Funds” and each a “Fund”). The investment objective of the Target Date Funds is to seek a balance of long-term capital growth, inflation protection, and current income. The investment objective of KP Large Cap Equity, KP Small Cap Equity and KP International Equity Funds is to seek long-term capital appreciation. The investment objective of KP Fixed Income Fund is to provide current income consistent with the preservation of capital. The Funds are diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”). The assets of each Fund of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds are registered to offer Institutional Class Shares.

Callan Associates Inc. serves as the Funds’ investment adviser (the “Adviser”). The Adviser will engage a number of sub-advisers (the “Sub-Advisers”) to manage a portion of the Asset Class Funds’ assets. On September 3, 2013, the Trust was seeded with an issuance of 10,000 shares of the Institutional Class Shares of the KP Fixed Income Fund at an aggregate purchase price of $100,000. The Funds commenced operations on January 10, 2014.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust. The Funds are investment companies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidance for investment companies.

Use of Estimates in the Preparation of Financial Statements — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment

THE KP FUNDS	June 30, 2017 (Unaudited)

companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not available through the above methods are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Pricing Committee (the “Committee”) designated by the Funds’ Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of June 30, 2017, KP International Equity had securities valued in accordance with fair value procedures. Refer to the schedule of investments for further details.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

KP International Equity Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by KP International Equity Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, KP International Equity Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser may contact SEI Global Fund Services (the “Administrator”) to request that a meeting of the Committee be held.

If a local market in which KP International Equity Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE KP FUNDS	June 30, 2017 (Unaudited)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For the six-months ended June 30, 2017, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

KP International Equity Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. KP International Equity Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. Tax is monitoring and accruing foreign capital gains of $372 (000), please refer to the Statement of Assets and Liabilities.

As of and during the six-months ended June 30, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six-months ended June 30, 2017 the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, and interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount calculated using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (losses) during the six-months are presented on the Statements of Operations. As of and during the six-months ended June 30, 2017, KP Fixed Income Fund held forward foreign currency contracts.

THE KP FUNDS	June 30, 2017 (Unaudited)

Futures Contracts — To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of June 30, 2017, if applicable.

Master Netting Arrangements — A fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

It is the Funds’ policy to present the variation margin of the futures contracts separately on the Statements of Assets and Liabilities as the Funds do not have master netting agreements with the counterparties to the futures contracts. Refer to each Fund’s Schedule of Investments for details regarding futures contracts as of June 30, 2017, if applicable.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) generally govern OTC financial derivative transactions entered into by a fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

As of June 30, 2017, there were no securities pledged as collateral for financial derivative instruments as governed by ISDA Master Agreements.

THE KP FUNDS	June 30, 2017 (Unaudited)

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged for the KP Fixed Income Fund as of June 30, 2017 (000):

	Financial Derivative Assets		Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Total Over the Counter	Forward Foreign Currency Contracts	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures†
Barclays	$15	$15	$(18)	$(18)	$(3)	$—	$(3)
BNP Paribas	26	26	(36)	(36)	(10)	—	(10)
Citigroup	7	7	(35)	(35)	(28)	—	(28)
HSBC	46	46	(36)	(36)	10	—	10

Total over the counter	$94	$94	$(125)	$(125)

†	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

Participation Notes (“P-Notes”) — To the extent consistent with its Investment Objective and Strategies, a Fund may acquire P-Notes issued by participating banks or broker-dealers. P-Notes are participation interest notes that are designed to offer a return linked to a particular underlying equity, debt, currency or market. The P-Notes in which the Fund may invest will typically have a maturity of one year. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate. In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a participation note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over the counter. P-Notes constitute general unsecured contractual obligations of the banks or broker- dealers that issue them and the counterparty. There is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. In addition, the Fund will incur transaction costs as a result of investments in P-Notes.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Master Limited Partnerships (“MLPs”) — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and

THE KP FUNDS	June 30, 2017 (Unaudited)

management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Expenses — Expenses of the Trust can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets. In addition to the expenses reflected on the Statement of Operations, the Target Date Funds indirectly bear expenses of the underlying funds (registered investment companies) in which they invest. Because each of the underlying funds have varied expense and fee levels, and the Target Date Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All dividends and distributions are recorded on ex-dividend date.

3. Administration, Distribution, Transfer Agent and Custody Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Funds. For these services, the Administrator is paid an asset based fee which will vary depending on the average daily net assets of the Funds. For the six-months ended June 30, 2017, the Funds were charged as follows for these services (000):

Fund	Administration Fee	Fund	Administration Fee
KP Retirement Path 2015 Fund	$57	KP Retirement Path 2050 Fund	$37
KP Retirement Path 2020 Fund	$100	KP Retirement Path 2055 Fund	$9
KP Retirement Path 2025 Fund	$113	KP Retirement Path 2060 Fund	$2
KP Retirement Path 2030 Fund	$106	KP Large Cap Equity Fund	$336
KP Retirement Path 2035 Fund	$117	KP Small Cap Equity Fund	$172
KP Retirement Path 2040 Fund	$106	KP International Equity Fund	$232
KP Retirement Path 2045 Fund	$75	KP Fixed Income Fund	$239

The Trust and SEI Investments Distribution Co. (the “Distributor”) are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain officers of the Trust are also officers of the Administrator, which is a wholly-owned subsidiary of SEI Investments Company, and/or the Distributor. Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

Northeast Retirement Services, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

State Street Bank and Trust Company serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

4. Investment Advisory Agreements:

The Trust will pay to the Adviser as compensation for the Adviser’s services rendered, a fee (the “Advisory Fee”), determined in accordance with the calculation methodology set forth below. The Advisory Fee will be computed and accrued daily on an estimated basis by the Administrator and paid monthly in arrears based on a final determination by the Administrator.

THE KP FUNDS	June 30, 2017 (Unaudited)

Effective November 30, 2016, the Advisory Fee payable by each Fund for any particular period will equal its pro rata portion of the total fee calculated by applying the Effective Fee Rate (defined below) to the Fund Asset Base (defined below), with each Fund’s pro rata portion determined by dividing the net assets of such Fund that are included in the Fund Asset Base by the total Fund Asset Base. The “Effective Fee Rate” will be determined by applying the following fee schedule to the Fund Asset Base:

0.05% on the first $4,000,000,000 of the Fund Asset Base;

0.04% on the Fund Asset Base between $4,000,000,001 and $7,000,000,000;

0.03% on the Fund Asset Base between $7,000,000,001 and $10,000,000,000; and

0.025% on the Fund Asset Base over $10,000,000,000.

The “Fund Asset Base” equals the Asset Class Funds’ Asset Base (defined below) plus the Target Date Funds’ Asset Base (defined below). The “Asset Class Funds’ Asset Base” equals the sum of the net assets of each Core Fund. The “Target Date Funds’ Asset Base” equals the sum of the net assets of each Target Date Fund invested in investment companies to which the Adviser does not serve as investment adviser. The Fund Asset Base will be estimated daily and determined monthly based on the preceding methodology, in all cases based on the net assets as of the close of business on the preceding day in the case of the daily estimate and based on the average daily net assets average daily net assets in the month for the monthly calculation.

The Effective Fee Rate determined at the beginning of a month shall be used throughout the month for purposes of the daily estimate, and shall be recalculated for the month to make the final determination. In the event that the estimated daily fee for a Fund differs from the final determination by an amount sufficient to require an adjustment to the Net Asset Value of the Fund for any day, such difference shall be treated as a pricing error under the Trust’s policy.

The Adviser has entered into sub-advisory agreements with each sub-adviser under which the sub-adviser makes investment decisions for the assets it has been allocated to manage. For its service, each sub-adviser receives a fee based on the specified percentage of that portion of the Fund’s assets allocated to that sub-adviser. The total fees paid to sub-advisors directly are labeled as “Sub-Advisory Fees” on the Statements of Operations.

As of June 30, 2017, the Adviser has entered into investment sub-advisory agreements with the following parties:

Investment Sub-Adviser
KP Large Cap Equity Fund	KP International Equity Fund
AQR Capital Management, LLC	Acadian Asset Management LLC
MFS Investment Management	Marathon Asset Management LLP
PanAgora Asset Management, Inc.	MFS Investment Management
SSgA Funds Management, Inc.	Sprucegrove Investment Management Ltd.
T. Rowe Price Associates, Inc.	SSgA Funds Management, Inc.

KP Small Cap Equity Fund	KP Fixed Income Fund
Aristotle Capital Boston, LLC	Credit Suisse Asset Management
CastleArk Management, LLC	Loomis, Sayles & Company, LP
Columbus Circle Investors	Payden & Rygel
DePrince Race & Zollo, Inc.	SSgA Funds Management, Inc.
PENN Capital Management Company, Inc.
SSgA Funds Management, Inc.
Walthausen & Co., LLC

5. Investment Transactions:

For the six-months ended June 30, 2017, the Funds had purchases and sales of investment securities other than long-term U.S. Government and short-term securities as follows (000):

	Purchases	Sales and Maturities
KP Retirement Path 2015 Fund	$84,656	$130,832
KP Retirement Path 2020 Fund	142,432	143,283
KP Retirement Path 2025 Fund	164,925	118,400
KP Retirement Path 2030 Fund	162,775	108,498
KP Retirement Path 2035 Fund	168,074	103,244
KP Retirement Path 2040 Fund	148,351	86,073

THE KP FUNDS	June 30, 2017 (Unaudited)

	Purchases	Sales and Maturities
KP Retirement Path 2045 Fund	$113,652	$58,739
KP Retirement Path 2050 Fund	72,944	26,903
KP Retirement Path 2055 Fund	26,198	6,672
KP Retirement Path 2060 Fund	6,844	2,030
KP Large Cap Equity Fund	736,905	433,627
KP Small Cap Equity Fund	391,694	408,589
KP International Equity Fund	1,114,176	1,176,322
KP Fixed Income Fund	494,777	396,820

In addition, KP Fixed Income Fund had purchases and sales of long-term U.S. Government securities of $2,962,158 (000) and $2,782,282 (000), respectively.

6. Federal Tax Information:

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the year or period ended December 31, 2016 and December 31, 2015 were as follows (000):

	Year	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
KP Retirement Path 2015 Fund	2016	$10,031	$4,189	$—	$14,220
	2015	11,020	4,765	—	15,785
KP Retirement Path 2020 Fund	2016	16,016	6,468	—	22,484
	2015	15,668	4,098	—	19,766
KP Retirement Path 2025 Fund	2016	16,914	8,169	—	25,083
	2015	15,988	3,023	—	19,011
KP Retirement Path 2030 Fund	2016	15,070	8,780	—	23,850
	2015	14,973	2,786	—	17,759
KP Retirement Path 2035 Fund	2016	15,839	10,598	—	26,437
	2015	16,303	3,095	—	19,398
KP Retirement Path 2040 Fund	2016	13,607	10,261	—	23,868
	2015	14,264	2,695	—	16,959
KP Retirement Path 2045 Fund	2016	9,281	7,428	—	16,709
	2015	9,604	2,176	—	11,780
KP Retirement Path 2050 Fund	2016	4,402	3,097	—	7,499
	2015	3,870	782	—	4,652
KP Retirement Path 2055 Fund	2016	946	470	—	1,416
	2015	615	206	—	821
KP Retirement Path 2060 Fund	2016	162	94	—	256
	2015	157	1	—	158
KP Large Cap Equity Fund	2016	22,452	32,941	—	55,393
	2015	30,483	34,117	—	64,600
KP Small Cap Equity Fund	2016	7,022	—	—	7,022
	2015	12,927	9,519	66	22,512
KP International Equity Fund	2016	23,849	—	—	23,849
	2015	22,352	—	658	23,010
KP Fixed Income Fund	2016	34,544	115	—	34,659
	2015	24,223	158	4	24,385

THE KP FUNDS	June 30, 2017 (Unaudited)

As of December 31, 2016, the components of distributable earnings/(accumulated losses) on a tax basis were as follows (000):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post October Losses	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/ (Accumulated Losses)
KP Retirement Path 2015 Fund	$—	$2,805	$—	$—	$3,301	$6,106
KP Retirement Path 2020 Fund	—	4,849	—	—	9,609	14,458
KP Retirement Path 2025 Fund	—	5,847	—	—	13,302	19,149
KP Retirement Path 2030 Fund	—	5,905	—	—	14,588	20,493
KP Retirement Path 2035 Fund	—	7,011	—	—	19,379	26,390
KP Retirement Path 2040 Fund	—	6,565	—	—	18,966	25,531
KP Retirement Path 2045 Fund	39	4,873	—	—	12,092	17,004
KP Retirement Path 2050 Fund	—	2,361	—	—	4,493	6,854
KP Retirement Path 2055 Fund	13	445	—	—	547	1,005
KP Retirement Path 2060 Fund	—	71	—	—	(86)	(15)
KP Large Cap Equity Fund	3,152	14,015	—	—	154,458	171,625
KP Small Cap Equity Fund	1,474	4,652	—	—	84,477	90,603
KP International Equity Fund	720	—	(21,564)	(2,370)	(51,634)	(74,848)
KP Fixed Income Fund	319	—	—	(3,132)	(11,216)	(14,029)

Post-October losses represent losses realized on investment transactions from November 1, 2016 through December 31, 2016, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against all future capital gains. Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Capital loss carryforwards, all of which are not subject to expiration, are as follows (000):

	Short-Term	Long-Term	Total Capital Loss Carryforwards
KP International Equity Fund	$5,657	$15,907	$21,564

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments for Federal income tax purposes at June 30, 2017, were as follows (000):

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
KP Retirement Path 2015 Fund	$414,318	$23,795	$ (693)	$23,102
KP Retirement Path 2020 Fund	763,183	54,386	(1,741)	52,645
KP Retirement Path 2025 Fund	877,387	73,987	(1,988)	71,999
KP Retirement Path 2030 Fund	814,790	80,441	(1,500)	78,941
KP Retirement Path 2035 Fund	892,145	100,073	(1,528)	98,545
KP Retirement Path 2040 Fund	807,071	96,379	(1,006)	95,373
KP Retirement Path 2045 Fund	578,195	69,746	(493)	69,253
KP Retirement Path 2050 Fund	299,002	33,294	(127)	33,167
KP Retirement Path 2055 Fund	73,469	7,371	(39)	7,332
KP Retirement Path 2060 Fund	13,749	1,289	(5)	1,284
KP Large Cap Equity Fund	1,736,287	305,092	(26,178)	278,914
KP Small Cap Equity Fund	866,315	146,680	(48,688)	97,992
KP International Equity Fund	1,192,744	158,757	(40,861)	117,896
KP Fixed Income Fund	1,549,465	13,840	(7,016)	6,824

THE KP FUNDS	June 30, 2017 (Unaudited)

7. Risks:

As with all mutual funds, a shareholder of a fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the fund’s net asset value and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Credit Risk — Credit risk is the risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Fixed Income Market Risk — Fixed income market risk is the risk that the prices of a fund’s fixed income securities, including structured notes, respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Interest Rate Risk — Interest rate risk is the risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Derivatives Risk — A fund’s use of futures contracts and forward contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on a fund’s share price and may also cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that a fund would like. A fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on a fund’s management or performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A fund’s use of forward contracts is also subject to credit risk and valuation risk. Credit risk is described above. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause a fund to lose more than the principal amount invested in a derivative instrument.

Foreign Currency Risk — Foreign currency risk may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default.

Foreign Investment Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

8. Indemnifications:

In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligation is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

THE KP FUNDS	June 30, 2017 (Unaudited)

9. Other:

At June 30, 2017, the percentage of total shares outstanding held by shareholders each owning 10% or greater of the aggregate total shares outstanding for each Fund, which are comprised of an omnibus account that are held on behalf of various individual shareholders, was as follows:

	Number of affiliated shareholders	% of outstanding shares held	Number of non-affiliated shareholders	% of outstanding shares held
KP Retirement Path 2015 Fund	—	0%	1	100%
KP Retirement Path 2020 Fund	—	0%	1	100%
KP Retirement Path 2025 Fund	—	0%	1	100%
KP Retirement Path 2030 Fund	—	0%	1	100%
KP Retirement Path 2035 Fund	—	0%	1	100%
KP Retirement Path 2040 Fund	—	0%	1	100%
KP Retirement Path 2045 Fund	—	0%	1	100%
KP Retirement Path 2050 Fund	—	0%	1	100%
KP Retirement Path 2055 Fund	—	0%	1	100%
KP Retirement Path 2060 Fund	—	0%	1	100%
KP Large Cap Equity Fund	6	87%	—	0%
KP Small Cap Equity Fund	2	24%	1	38%
KP International Equity Fund	5	79%	—	0%
KP Fixed Income Fund	6	91%	—	0%

10. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE KP FUNDS	June 30, 2017 (Unaudited)

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 invested on January 1, 2017 and held for the six-month period ended June 30, 2017.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

THE KP FUNDS	June 30, 2017 (Unaudited)

DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)

	Beginning Account Value 1/1/2017	Ending Account Value 6/30/2017	Annualized Expense Ratios	Expenses Paid During Period*
KP Retirement Path 2015 Fund
Actual Fund Return	$1,000.00	$1,049.20	0.07%	$0.36
Hypothetical 5% Return	$1,000.00	$1,024.45	0.07%	$0.35
KP Retirement Path 2020 Fund
Actual Fund Return	$1,000.00	$1,058.40	0.07%	$0.36
Hypothetical 5% Return	$1,000.00	$1,024.45	0.07%	$0.35
KP Retirement Path 2025 Fund
Actual Fund Return	$1,000.00	$1,070.90	0.07%	$0.36
Hypothetical 5% Return	$1,000.00	$1,024.45	0.07%	$0.35
KP Retirement Path 2030 Fund
Actual Fund Return	$1,000.00	$1,082.80	0.06%	$0.31
Hypothetical 5% Return	$1,000.00	$1,024.50	0.06%	$0.30
KP Retirement Path 2035 Fund
Actual Fund Return	$1,000.00	$1,091.30	0.06%	$0.31
Hypothetical 5% Return	$1,000.00	$1,024.50	0.06%	$0.30
KP Retirement Path 2040 Fund
Actual Fund Return	$1,000.00	$1,097.90	0.06%	$0.31
Hypothetical 5% Return	$1,000.00	$1,024.50	0.06%	$0.30
KP Retirement Path 2045 Fund
Actual Fund Return	$1,000.00	$1,102.00	0.06%	$0.31
Hypothetical 5% Return	$1,000.00	$1,024.50	0.06%	$0.30

	Beginning Account Value 1/1/2017	Ending Account Value 6/30/2017	Annualized Expense Ratios	Expenses Paid During Period*
KP Retirement Path 2050 Fund
Actual Fund Return	$1,000.00	$1,103.50	0.06%	$0.31
Hypothetical 5% Return	$1,000.00	$1,024.50	0.06%	$0.30
KP Retirement Path 2055 Fund
Actual Fund Return	$1,000.00	$1,103.70	0.06%	$0.31
Hypothetical 5% Return	$1,000.00	$1,024.50	0.06%	$0.30
KP Retirement Path 2060 Fund
Actual Fund Return	$1,000.00	$1,104.20	0.06%	$0.31
Hypothetical 5% Return	$1,000.00	$1,024.50	0.06%	$0.30
KP Large Cap Equity Fund
Actual Fund Return	$1,000.00	$1,109.00	0.31%	$1.62
Hypothetical 5% Return	$1,000.00	$1,023.26	0.31%	$1.56
KP Small Cap Equity Fund
Actual Fund Return	$1,000.00	$1,063.30	0.53%	$2.71
Hypothetical 5% Return	$1,000.00	$1,022.17	0.53%	$2.66
KP International Equity Fund
Actual Fund Return	$1,000.00	$1,154.50	0.47%	$2.51
Hypothetical 5% Return	$1,000.00	$1,022.46	0.47%	$2.36
KP Fixed Income Fund
Actual Fund Return	$1,000.00	$1,025.40	0.31%	$1.56
Hypothetical 5% Return	$1,000.00	$1,023.26	0.31%	$1.56

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

THE KP FUNDS	June 30, 2017 (Unaudited)

APPROVAL OF SUB-ADVISORY AGREEMENT

KP International Equity Fund

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s sub-advisory agreement must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The KP Funds (the “Trust”) who are not parties to the agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on February 28, 2017 to decide whether to approve the following agreement (the “Agreement”) for an initial two-year term:

•	the Sub-Advisory Agreement between the Adviser and Sprucegrove Investment Management Ltd. (the “Sub-Adviser”) on behalf of the KP International Equity Fund.

In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Fund presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Sub-Adviser; (ii) the Sub-Adviser’s investment management personnel; (iii) the Sub-Adviser’s operations and financial condition; (iv) the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed advisory fee to be paid to the Sub-Adviser and overall fees and operating expenses; (vi) the Sub-Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Sub-Adviser’s investment experience; (ix) the Adviser’s rationale for recommending the Sub-Adviser; and (x) the Sub-Adviser’s performance in managing similar accounts.

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Sub-Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management, the Adviser and the Sub-Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Fund, approved the Agreement. In considering the approval of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Sub-Adviser; and (ii) the fee to be paid to the Sub-Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Sub-Adviser

In considering the nature, extent and quality of the services to be provided by the Sub-Adviser, the Board reviewed the portfolio management services to be provided by the Sub-Adviser to the Fund, including the quality and continuity of the Sub-Adviser’s portfolio management personnel, the resources of the Sub-Adviser and the Sub-Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the proposed Agreement. The Trustees also reviewed the Sub-Adviser’s proposed investment and risk management approaches for the Fund. The Trustees considered that the Adviser would supervise and monitor the performance of the Sub-Adviser. The most recent investment adviser registration form (“Form ADV”) for the Sub-Adviser was provided to the Board, as was the response of the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Sub-Adviser to the Fund.

The Trustees also considered other services to be provided to the Fund by the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Sub-Adviser would be satisfactory.

THE KP FUNDS	June 30, 2017 (Unaudited)

APPROVAL OF SUB-ADVISORY AGREEMENT (Continued)

Costs of Advisory Services

In considering the advisory fee payable to the Sub-Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fee to be paid to the Sub-Adviser. The Trustees also reviewed pro forma fee and expense information, as well as the management fees charged by the Sub-Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Trustees also considered that the fee payable to the Sub-Adviser would reflect an arms-length negotiation between the Adviser and the Sub-Adviser. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Sub-Adviser. The Board also considered the Sub-Adviser’s commitment to managing the Fund.

Investment Performance, Profitability and Economies of Scale

Because the Sub-Adviser is new to the Fund and has not managed Fund assets, it did not yet have an investment performance record with respect to the Fund and it was not possible to determine the profitability that the Sub-Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Sub-Adviser as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Sub-Adviser’s investment performance with respect to the Fund, the Sub-Adviser’s profitability, or the extent to which economies of scale would be realized by the Sub-Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreement.

Approval of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

The KP Funds

Investment Adviser

Callan Associates Inc.

600 Montgomery Street, Suite 800

San Francisco, CA 94111

Administrator

SEI Investments

Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103-2921

More information about the Funds is available, without charge, through the following:

Statement of Additional Information (“SAI”): The SAI includes detailed information about the Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports: These reports list the Funds’ holdings and contain information from the Adviser about investment strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	855-457-3637 (855-4KPFNDS)

By Mail:	The KP Funds
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19546

By Internet:	www.kp-funds.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The KP Funds, from the EDGAR Database on the SEC’s website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust’s Investment Company Act registration number is 811-22838

KPF-SA-001-0400

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The KP Funds

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: September 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: September 6, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors Treasurer, Controller & CFO
Date: September 6, 2017